UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23207

Brinker Capital Destinations Trust

(Exact name of registrant as specified in charter)

1055 Westlakes Drive, Suite 250

Berwyn, PA 19312

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (610) 407-5500

Date of fiscal year end:

February 29, 2024

Date of reporting period:

March 1, 2023 – August 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking rules.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
August 31, 2023
Destinations Large Cap Equity Fund   Class / Ticker : I / DLCFX, Z / DLCZX
Destinations Small-Mid Cap Equity Fund   Class / Ticker : I / DSMFX, Z / DSMZX
Destinations International Equity Fund   Class / Ticker : I / DIEFX, Z / DIEZX
Destinations Equity Income Fund   Class / Ticker : I / DGEFX, Z / DGEZX
Destinations Core Fixed Income Fund   Class / Ticker : I / DCFFX, Z / DCFZX
Destinations Low Duration Fixed Income Fund   Class / Ticker : I / DLDFX, Z / DLDZX
Destinations Global Fixed Income Opportunities Fund   Class / Ticker : I / DGFFX, Z / DGFZX
Destinations Municipal Fixed Income Fund   Class / Ticker : I / DMFFX, Z / DMFZX
Destinations Multi Strategy Alternatives Fund   Class / Ticker : I / DMSFX, Z / DMSZX
Destinations Shelter Fund    Class / Ticker : I / DSHFX, Z / DSHZX
As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial advisor. Instead, the reports will be made available on the Funds’ website (www.destinationsfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial advisor.
You may elect to receive all future reports in paper free of charge. You can contact your financial advisor to inform them that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Destinations Funds held in your account.
www.destinationsfunds.com // 877.771.7979

Shareholder Letter

Dear Shareholder,
We are pleased to provide the semi-annual report of the Destinations Funds for the six-month reporting period ended August 31, 2023. The semi-annual report will provide you with details such as the Schedule of Investments and Financial Highlights during the Funds’ reporting period.
As always, we remain committed to providing you with excellent service and a full spectrum of investment choices to help you while you pursue your objectives and goals. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.destinationsfunds.com. On our website, you can gain immediate access to Destinations Funds information, including:
•
Fund prices and performance,

•
Holdings,

•
Distributions, and

•
A host of fund literature and resources

We want to thank you for your continued confidence in the Destinations Funds and we look forward to helping you meet your financial goals.
Sincerely,
Kylee Beach
President, Brinker Capital Destinations Trust
August 31, 2023
Important Disclosure:
Mutual fund investing involves risk. The value of your investment in a Fund could go down. Multi-investment management styles may lead to overlapping securities transactions and higher transaction expenses compared to single investment management styles. Outcomes depend on the skill of the sub-advisers and adviser and the allocation of assets amongst them, as well as market fluctuations and industry/economic trends etc.

Fund Expenses (unaudited)

Example
All mutual funds have operating expenses. As a shareholder of a Fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services and shareholder reports. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of  $1,000 invested on March 1, 2023 and held for the six months ended August 31, 2023.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account during this period, divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.
Based on Actual Total Return(1)
Fund	Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios(3)	Expense Paid During the Period(4)
Destinations Large Cap Equity Fund – Class I	11.90%	$1,000.00	$1,118.99	0.82%	$4.38
Destinations Large Cap Equity Fund – Class Z	12.02%	1,000.00	1,120.21	0.67%	3.58
Destinations Small-Mid Cap Equity Fund – Class I	1.87%	1,000.00	1,018.66	1.15%	5.85
Destinations Small-Mid Cap Equity Fund – Class Z	1.95%	1,000.00	1,019.54	1.00%	5.09
Destinations International Equity Fund – Class I	5.12%	1,000.00	1,051.19	1.01%	5.22
Destinations International Equity Fund – Class Z	5.24%	1,000.00	1,052.42	0.86%	4.45
Destinations Equity Income Fund – Class I	0.33%	1,000.00	1,003.32	0.93%	4.70
Destinations Equity Income Fund – Class Z	0.40%	1,000.00	1,003.96	0.78%	3.94
Destinations Core Fixed Income Fund – Class I	0.76%	1,000.00	1,007.56	0.82%	4.15
Destinations Core Fixed Income Fund – Class Z	0.79%	1,000.00	1,007.95	0.67%	3.39
Destinations Low Duration Fixed Income Fund – Class I	2.56%	1,000.00	1,025.55	0.97%	4.95
Destinations Low Duration Fixed Income Fund – Class Z	2.68%	1,000.00	1,026.80	0.82%	4.19
Destinations Global Fixed Income Opportunities Fund – Class I	2.56%	1,000.00	1,025.65	0.99%	5.05
Destinations Global Fixed Income Opportunities Fund – Class Z	2.59%	1,000.00	1,025.89	0.84%	4.29
Destinations Municipal Fixed Income Fund – Class I	0.95%	1,000.00	1,009.49	0.78%	3.95
Destinations Municipal Fixed Income Fund – Class Z	1.02%	1,000.00	1,010.20	0.63%	3.19
Destinations Multi Strategy Alternatives Fund – Class I	3.85%	1,000.00	1,038.52	1.29%	6.63
Destinations Multi Strategy Alternatives Fund – Class Z	3.80%	1,000.00	1,037.99	1.14%	5.86
Destinations Shelter Fund – Class I	11.44%	1,000.00	1,114.35	1.22%	6.50
Destinations Shelter Fund – Class Z	11.39%	1,000.00	1,113.90	1.08%	5.75

(1)
For the six months ended August 31, 2023.

(2)
Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized as it may not be representative of the total return for the year. Performance figure may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from expense ratios in the Financial Highlights.

(4)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the most recent period, then divided by 365 (to reflect the period).

Fund Expenses (unaudited) (concluded)

Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5.00% per period before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5.00% hypothetical example relating to a Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Based on Hypothetical Total Return(1)
Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Avg	Annualized Expense Ratios(2)	Expense Paid During the Period(3)
Destinations Large Cap Equity Fund – Class I	5.00%	$1,000.00	$1,021.07	1,010.54	0.82%	$4.18
Destinations Large Cap Equity Fund – Class Z	5.00%	1,000.00	1,021.83	1,010.91	0.67%	3.41
Destinations Small-Mid Cap Equity Fund – Class I	5.00%	1,000.00	1,019.41	1,009.70	1.15%	5.85
Destinations Small-Mid Cap Equity Fund – Class Z	5.00%	1,000.00	1,020.16	1,010.08	1.00%	5.09
Destinations International Equity Fund – Class I	5.00%	1,000.00	1,020.11	1,010.06	1.01%	5.14
Destinations International Equity Fund – Class Z	5.00%	1,000.00	1,020.87	1,010.44	0.86%	4.38
Destinations Equity Income Fund – Class I	5.00%	1,000.00	1,020.52	1,010.26	0.93%	4.74
Destinations Equity Income Fund – Class Z	5.00%	1,000.00	1,021.27	1,010.64	0.78%	3.97
Destinations Core Fixed Income Fund – Class I	5.00%	1,000.00	1,021.07	1,010.54	0.82%	4.18
Destinations Core Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.83	1,010.91	0.67%	3.41
Destinations Low Duration Fixed Income Fund – Class I	5.00%	1,000.00	1,020.32	1,010.16	0.97%	4.94
Destinations Low Duration Fixed Income Fund – Class Z	5.00%	1,000.00	1,021.07	1,010.54	0.82%	4.18
Destinations Global Fixed Income Opportunities Fund – Class I	5.00%	1,000.00	1,020.21	1,010.11	0.99%	5.04
Destinations Global Fixed Income Opportunities Fund – Class Z	5.00%	1,000.00	1,020.97	1,010.49	0.84%	4.28
Destinations Municipal Fixed Income Fund – Class I	5.00%	1,000.00	1,021.27	1,010.64	0.78%	3.97
Destinations Municipal Fixed Income Fund – Class Z	5.00%	1,000.00	1,022.03	1,011.01	0.63%	3.21
Destinations Multi Strategy Alternatives Fund – Class I	5.00%	1,000.00	1,018.70	1,009.35	1.29%	6.56
Destinations Multi Strategy Alternatives Fund – Class Z	5.00%	1,000.00	1,019.46	1,009.73	1.14%	5.80
Destinations Shelter Fund – Class I	5.00%	1,000.00	1,019.06	1,009.53	1.22%	6.21
Destinations Shelter Fund – Class Z	5.00%	1,000.00	1,019.76	1,009.88	1.08%	5.50

(1)
For the six months ended August 31, 2023.

(2)
Annualized Expense Ratios are based on the most recent six month expense ratios, which may differ from net expense ratios in the Financial Highlights.

(3)
Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (184 days for Class I and Class Z) in the period, then divided by 365 (to reflect the period).

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 97.2%
BASIC MATERIALS – 1.4%
Chemicals – 0.6%
1,627	Air Products & Chemicals Inc.	$480,762
858	Albemarle Corp.	170,493
715	Celanese Corp., Class A Shares	90,347
1,406	CF Industries Holdings Inc.	108,360
5,165	Dow Inc.	281,802
3,357	DuPont de Nemours Inc.	258,120
87,156	Eastman Chemical Co.	7,409,132
1,816	Ecolab Inc.	333,799
926	FMC Corp.	79,849
1,869	International Flavors & Fragrances Inc.	131,671
14,370	Linde PLC	5,561,765
75,031	LyondellBasell Industries NV, Class A Shares	7,410,812
2,581	Mosaic Co.	100,272
1,722	PPG Industries Inc.	244,111
1,728	Sherwin-Williams Co.	469,532
	Total Chemicals	23,130,827
Forest Products & Paper – 0.2%
211,872	International Paper Co.	7,398,570
Iron/Steel – 0.0%
1,854	Nucor Corp.	319,073
1,223	Steel Dynamics Inc.	130,360
	Total Iron/Steel	449,433
Mining – 0.6%
610,014	Freeport-McMoRan Inc.	24,345,659
5,816	Newmont Corp.	229,267
	Total Mining	24,574,926
	TOTAL BASIC MATERIALS	55,553,756
COMMUNICATIONS – 11.8%
Advertising – 0.5%
273,321	Interpublic Group of Cos., Inc.	8,912,998
111,033	Omnicom Group Inc.	8,994,783
33,711	Trade Desk Inc., Class A Shares*	2,697,891
	Total Advertising	20,605,672
Internet – 8.3%
443,854	Alphabet Inc., Class A Shares*	60,439,599
224,817	Alphabet Inc., Class C Shares*	30,878,615
679,718	Amazon.com Inc.*	93,807,881
10,966	Booking Holdings Inc.*	34,049,759
992	CDW Corp.	209,461
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Internet – (continued)
202,513	Coupang Inc., Class A Shares*	$3,843,697
3,976	eBay Inc.	178,045
92,496	Etsy Inc.*	6,804,931
1,085	Expedia Group Inc.*	117,603
429	F5 Inc.*	70,210
4,153	Gen Digital Inc.	84,098
163,162	Match Group Inc.*	7,647,403
110,310	Meta Platforms Inc., Class A Shares*	32,639,626
23,235	Netflix Inc.*	10,076,555
113,867	Palo Alto Networks Inc.*	27,703,841
136,894	Pinterest Inc., Class A Shares*	3,763,216
54,797	Shopify Inc., Class A Shares*	3,643,452
28,095	Spotify Technology SA*	4,325,787
35,548	VeriSign Inc.*	7,386,519
	Total Internet	327,670,298
Media – 1.0%
77,103	Charter Communications Inc., Class A Shares*	33,780,366
30,493	Comcast Corp., Class A Shares	1,425,853
280	FactSet Research Systems Inc.	122,195
216,785	Fox Corp., Class A Shares	7,166,912
1,266	Fox Corp., Class B Shares	38,638
2,739	News Corp., Class A Shares	58,861
845	News Corp., Class B Shares	18,590
3,618	Paramount Global, Class B Shares	54,596
13,385	Walt Disney Co.*	1,120,057
16,191	Warner Bros Discovery Inc.*	212,750
	Total Media	43,998,818
Telecommunications – 2.0%
1,814	Arista Networks Inc.*	354,147
52,226	AT&T Inc.	772,422
505,305	Cisco Systems Inc.	28,979,242
5,577	Corning Inc.	183,037
2,325	Juniper Networks Inc.	67,704
26,708	Motorola Solutions Inc.	7,573,588
316,511	T-Mobile US Inc.*	43,124,624
30,772	Verizon Communications Inc.	1,076,405
	Total Telecommunications	82,131,169
	TOTAL COMMUNICATIONS	474,405,957
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 9.4%
Airlines – 0.2%
909	Alaska Air Group Inc.*	$38,151
4,656	American Airlines Group Inc.*	68,583
4,698	Delta Air Lines Inc.	201,450
4,354	Southwest Airlines Co.	137,586
141,471	United Airlines Holdings Inc.*	7,046,671
	Total Airlines	7,492,441
Apparel – 0.7%
283,208	NIKE Inc., Class B Shares	28,805,086
294	Ralph Lauren Corp., Class A Shares	34,289
1,726	Tapestry Inc.	57,510
2,366	VF Corp.	46,752
	Total Apparel	28,943,637
Auto Manufacturers – 1.1%
31,671	Cummins Inc.	7,285,597
13,563	Ferrari NV	4,309,508
28,687	Ford Motor Co.	347,973
244,036	General Motors Co.	8,177,646
3,825	PACCAR Inc.	314,759
342,058	Rivian Automotive Inc., Class A Shares*	7,774,978
56,880	Tesla Inc.*	14,679,590
	Total Auto Manufacturers	42,890,051
Auto Parts & Equipment – 0.5%
128,191	Aptiv PLC*	13,004,977
219,547	Aurora Innovation Inc., Class A Shares*	695,964
1,678	BorgWarner Inc.	68,378
223,570	Mobileye Global Inc., Class A Shares*	7,938,971
	Total Auto Parts & Equipment	21,708,290
Distribution/Wholesale – 1.4%
6,282	Copart Inc.*	281,622
4,182	Fastenal Co.	240,800
115,829	Ferguson PLC	18,713,333
682,147	LKQ Corp.	35,833,182
280	Pool Corp.	102,368
329	WW Grainger Inc.	234,952
	Total Distribution/Wholesale	55,406,257
Entertainment – 0.5%
1,537	Caesars Entertainment Inc.*	84,935
346,853	International Game Technology PLC	11,106,233
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
85,326	Live Nation Entertainment Inc.*	$7,212,607
	Total Entertainment	18,403,775
Home Builders – 0.0%
2,290	DR Horton Inc.	272,556
1,858	Lennar Corp., Class A Shares	221,269
22	NVR Inc.*	140,301
1,653	PulteGroup Inc.	135,645
	Total Home Builders	769,771
Home Furnishings – 0.2%
95,483	Dolby Laboratories Inc., Class A Shares	8,065,449
390	Whirlpool Corp.	54,584
	Total Home Furnishings	8,120,033
Housewares – 0.0%
2,696	Newell Brands Inc.	28,524
Leisure Time – 0.0%
7,174	Carnival Corp.*	113,493
3,019	Norwegian Cruise Line Holdings Ltd.*	50,025
1,608	Royal Caribbean Cruises Ltd.*	159,096
	Total Leisure Time	322,614
Lodging – 0.6%
1,952	Hilton Worldwide Holdings Inc.	290,165
435,052	Las Vegas Sands Corp.	23,866,953
1,892	Marriott International Inc., Class A Shares	385,041
2,344	MGM Resorts International	103,089
739	Wynn Resorts Ltd.	74,920
	Total Lodging	24,720,168
Retail – 4.0%
137	AutoZone Inc.*	346,792
1,636	Bath & Body Works Inc.	60,319
1,458	Best Buy Co., Inc.	111,464
631,133	BJ’s Wholesale Club Holdings Inc.*	42,532,053
1,132	CarMax Inc.*	92,462
13,419	Chipotle Mexican Grill Inc., Class A Shares*	25,853,582
52,375	Costco Wholesale Corp.	28,768,540
892	Darden Restaurants Inc.	138,715
1,638	Dollar General Corp.	226,863
125,429	Dollar Tree Inc.*	15,347,492
18,523	Domino’s Pizza Inc.	7,175,810
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
12,542	Floor & Decor Holdings Inc., Class A Shares*	$1,250,437
1,033	Genuine Parts Co.	158,803
7,423	Home Depot Inc.	2,451,817
4,369	Lowe’s Cos., Inc.	1,006,967
46,893	Lululemon Athletica Inc.*	17,878,425
5,366	McDonald’s Corp.	1,508,651
457	O’Reilly Automotive Inc.*	429,443
41,133	Ross Stores Inc.	5,010,411
8,421	Starbucks Corp.	820,542
3,373	Target Corp.	426,853
8,466	TJX Cos., Inc.	782,936
809	Tractor Supply Co.	176,767
377	Ulta Beauty Inc.*	156,466
5,250	Walgreens Boots Alliance Inc.	132,878
10,275	Walmart Inc.	1,670,818
55,940	Yum! Brands Inc.	7,237,517
	Total Retail	161,753,823
Toys/Games/Hobbies – 0.2%
80,804	Hasbro Inc.	5,817,888
	TOTAL CONSUMER CYCLICAL	376,377,272
CONSUMER NON-CYCLICAL – 23.2%
Agriculture – 0.7%
179,945	Altria Group Inc.	7,957,168
4,008	Archer-Daniels-Midland Co.	317,834
105,114	Bunge Ltd.	12,016,632
100,639	Philip Morris International Inc.	9,667,382
	Total Agriculture	29,959,016
Beverages – 1.5%
104,647	Brown-Forman Corp., Class B Shares	6,920,306
28,517	Coca-Cola Co.	1,706,172
18,840	Constellation Brands Inc., Class A Shares	4,908,950
1,289,064	Keurig Dr Pepper Inc.	43,377,004
1,347	Molson Coors Beverage Co., Class B Shares	85,521
5,581	Monster Beverage Corp.*	320,405
10,091	PepsiCo Inc.	1,795,391
	Total Beverages	59,113,749
Biotechnology – 3.7%
31,380	Alnylam Pharmaceuticals Inc.*	6,207,592
3,912	Amgen Inc.	1,002,802
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
8,395	Argenx SE, ADR*	$4,218,404
54,055	Biogen Inc.*	14,452,145
354,729	BioMarin Pharmaceutical Inc.*	32,415,136
154	Bio-Rad Laboratories Inc., Class A Shares*	61,631
5,223	Corteva Inc.	263,814
278,052	Gilead Sciences Inc.	21,265,417
111,993	Illumina Inc.*	18,503,483
112,659	Incyte Corp.*	7,269,885
22,869	Legend Biotech Corp., ADR*	1,586,194
2,421	Moderna Inc.*	273,742
19,506	Regeneron Pharmaceuticals Inc.*	16,121,514
93,000	Sarepta Therapeutics Inc.*	11,253,930
34,123	Vertex Pharmaceuticals Inc.*	11,886,406
	Total Biotechnology	146,782,095
Commercial Services – 2.1%
3,036	Automatic Data Processing Inc.	772,996
4,143	Cintas Corp.	2,088,776
348,541	CoStar Group Inc.*	28,576,877
37,821	Equifax Inc.	7,817,601
540	FleetCor Technologies Inc.*	146,734
579	Gartner Inc.*	202,465
1,928	Global Payments Inc.	244,258
30,919	MarketAxess Holdings Inc.	7,449,315
1,154	Moody’s Corp.	388,667
8,289	PayPal Holdings Inc.*	518,145
147,600	Quanta Services Inc.	30,976,812
777	Robert Half Inc.	57,467
1,658	Rollins Inc.	65,607
2,412	S&P Global Inc.	942,754
38,699	TransUnion	3,143,133
508	United Rentals Inc.	242,082
1,062	Verisk Analytics Inc., Class A Shares	257,238
	Total Commercial Services	83,890,927
Cosmetics/Personal Care – 0.6%
6,120	Colgate-Palmolive Co.	449,636
1,697	Estee Lauder Cos., Inc., Class A Shares	272,419
808,700	Kenvue Inc.	18,640,535
35,590	Procter & Gamble Co.	5,492,961
	Total Cosmetics/Personal Care	24,855,551
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.8%
1,439	Campbell Soup Co.	$60,006
3,507	Conagra Brands Inc.	104,789
4,320	General Mills Inc.	292,291
1,077	Hershey Co.	231,404
2,074	Hormel Foods Corp.	80,036
781	JM Smucker Co.	113,206
1,875	Kellogg Co.	114,413
5,834	Kraft Heinz Co.	193,047
749,380	Kroger Co.	34,763,738
1,054	Lamb Weston Holdings Inc.	102,670
1,837	McCormick & Co., Inc.	150,781
9,989	Mondelez International Inc., Class A Shares	711,816
286,620	Nestle SA, ADR(a)	34,431,661
3,719	Sysco Corp.	259,028
2,136	Tyson Foods Inc., Class A Shares	113,785
	Total Food	71,722,671
Healthcare-Products – 5.8%
12,775	Abbott Laboratories	1,314,548
96,911	Alcon Inc.	8,042,644
532	Align Technology Inc.*	196,915
94,952	Avantor Inc.*	2,055,711
141,571	Baxter International Inc.	5,747,783
1,125	Bio-Techne Corp.	88,200
295,036	Boston Scientific Corp.*	15,914,242
25,254	Cooper Cos., Inc.	9,343,727
141,723	Danaher Corp.	37,556,595
1,540	DENTSPLY SIRONA Inc.	57,119
94,727	Edwards Lifesciences Corp.*	7,243,774
292,961	Exact Sciences Corp.*	24,512,047
115,747	GE HealthCare Technologies Inc.	8,154,376
92,392	Globus Medical Inc., Class A Shares*	4,998,407
98,326	Hologic Inc.*	7,348,885
607	IDEXX Laboratories Inc.*	310,426
107,051	Insulet Corp.*	20,522,747
139,412	Intuitive Surgical Inc.*	43,591,344
375,542	Medtronic PLC	30,606,673
1,076	ResMed Inc.	171,719
929	Revvity Inc.	108,721
727	STERIS PLC	166,912
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare-Products – (continued)
8,911	Stryker Corp.	$2,526,714
336	Teleflex Inc.	71,481
10,130	Thermo Fisher Scientific Inc.	5,643,423
438	Waters Corp.*	122,990
542	West Pharmaceutical Services Inc.	220,540
1,538	Zimmer Biomet Holdings Inc.	183,207
	Total Healthcare-Products	236,821,870
Healthcare-Services – 2.6%
1,289	Catalent Inc.*	64,411
189,993	Centene Corp.*	11,713,068
365	Charles River Laboratories International Inc.*	75,489
68,303	DaVita Inc.*	6,995,593
1,750	Elevance Health Inc.	773,518
1,506	HCA Healthcare Inc.	417,614
11,760	Humana Inc.	5,428,769
1,361	IQVIA Holdings Inc.*	302,999
33,970	Laboratory Corp. of America Holdings	7,069,157
23,157	Molina Healthcare Inc.*	7,181,449
54,571	Quest Diagnostics Inc.	7,176,087
113,160	UnitedHealth Group Inc.	53,929,793
460	Universal Health Services Inc., Class B Shares	61,962
	Total Healthcare-Services	101,189,909
Household Products/Wares – 0.0%
596	Avery Dennison Corp.	112,274
1,787	Church & Dwight Co., Inc.	172,928
905	Clorox Co.	141,587
2,473	Kimberly-Clark Corp.	318,597
	Total Household Products/Wares	745,386
Pharmaceuticals – 4.4%
154,737	AbbVie Inc.	22,740,150
114,449	Becton Dickinson & Co.	31,982,773
15,578	Bristol-Myers Squibb Co.	960,384
1,888	Cardinal Health Inc.	164,879
1,186	Cencora Inc.	208,712
20,855	Cigna Group	5,761,402
9,409	CVS Health Corp.	613,185
104,204	DexCom Inc.*	10,522,520
108,507	Eli Lilly & Co.	60,134,579
971	Henry Schein Inc.*	74,320
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
17,671	Johnson & Johnson	$2,857,047
29,816	McKesson Corp.	12,293,733
18,577	Merck & Co., Inc.	2,024,521
316,807	Organon & Co.	6,957,082
41,128	Pfizer Inc.	1,455,109
201,446	Sanofi, ADR	10,712,898
8,688	Viatris Inc.	93,396
15,468	Zoetis Inc., Class A Shares	2,946,809
	Total Pharmaceuticals	172,503,499
	TOTAL CONSUMER NON-CYCLICAL	927,584,673
ENERGY – 6.0%
Energy-Alternate Sources – 0.0%
996	Enphase Energy Inc.*	126,024
726	First Solar Inc.*	137,301
400	SolarEdge Technologies Inc.*	65,028
	Total Energy-Alternate Sources	328,353
Oil & Gas – 5.5%
2,303	APA Corp.	100,963
13,058	Chevron Corp.	2,103,644
169,585	ConocoPhillips	20,185,703
5,777	Coterra Energy Inc.	162,854
4,790	Devon Energy Corp.	244,721
1,362	Diamondback Energy Inc.	206,724
181,789	EOG Resources Inc.	23,381,701
526,203	EQT Corp.	22,742,494
29,663	Exxon Mobil Corp.	3,298,229
152,239	Hess Corp.	23,520,925
4,671	Marathon Oil Corp.	123,081
179,155	Marathon Petroleum Corp.	25,577,959
537,802	Occidental Petroleum Corp.	33,768,588
3,414	Phillips 66	389,742
1,741	Pioneer Natural Resources Co.	414,236
344,781	Shell PLC, ADR	21,407,452
734,804	Suncor Energy Inc.	24,895,159
209,553	Valaris Ltd.*	15,783,532
2,653	Valero Energy Corp.	344,625
	Total Oil & Gas	218,652,332
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.5%
7,371	Baker Hughes Co., Class A Shares	$266,756
6,624	Halliburton Co.	255,819
334,009	Schlumberger NV	19,693,171
	Total Oil & Gas Services	20,215,746
Pipelines – 0.0%
14,494	Kinder Morgan Inc.	249,587
3,275	ONEOK Inc.	213,530
1,659	Targa Resources Corp.	143,089
8,924	Williams Cos., Inc.	308,146
	Total Pipelines	914,352
	TOTAL ENERGY	240,110,783
FINANCIAL – 17.1%
Banks – 2.1%
51,138	Bank of America Corp.	1,466,126
5,389	Bank of New York Mellon Corp.	241,804
14,191	Citigroup Inc.	585,946
3,528	Citizens Financial Group Inc.	99,243
938	Comerica Inc.	45,127
5,007	Fifth Third Bancorp	132,936
28,942	Goldman Sachs Group Inc.	9,484,583
10,573	Huntington Bancshares Inc.	117,255
311,836	JPMorgan Chase & Co.	45,630,962
6,684	KeyCorp	75,730
1,245	M&T Bank Corp.	155,687
134,517	Morgan Stanley	11,454,123
1,537	Northern Trust Corp.	116,920
2,938	PNC Financial Services Group Inc.	354,705
6,843	Regions Financial Corp.	125,501
2,557	State Street Corp.	175,768
9,722	Truist Financial Corp.	297,007
391,878	US Bancorp	14,315,303
27,530	Wells Fargo & Co.	1,136,714
1,072	Zions Bancorp N.A.	38,056
	Total Banks	86,049,496
Diversified Financial Services – 5.7%
4,362	American Express Co.	689,152
33,260	Ameriprise Financial Inc.	11,227,911
573,140	Ant Group Co., Ltd.*(a)(c)@	561,219
1,097	BlackRock Inc., Class A Shares	768,492
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – (continued)
2,794	Capital One Financial Corp.	$286,078
760	Cboe Global Markets Inc.	113,780
641,348	Charles Schwab Corp.	37,935,734
128,967	CME Group Inc., Class A Shares	26,139,032
1,842	Discover Financial Services	165,909
2,035	Franklin Resources Inc.	54,416
4,095	Intercontinental Exchange Inc.	483,169
3,258	Invesco Ltd.	51,867
58,724	LPL Financial Holdings Inc.	13,541,167
349	Maplebear Inc. d/b/a Instacart, Non-voting Shares*(a)(c)@	12,599
6,679	Maplebear Inc. d/b/a Instacart, Private Placement*(a)(c)@	241,112
44,110	Mastercard Inc., Class A Shares	18,201,550
2,484	Nasdaq Inc.	130,360
1,420	Raymond James Financial Inc.	148,518
3,233	Synchrony Financial	104,361
1,643	T Rowe Price Group Inc.	184,394
365,605	Visa Inc., Class A Shares	89,821,836
258,085	Voya Financial Inc.	17,983,363
	Total Diversified Financial Services	218,846,019
Equity Real Estate Investment Trusts (REITs) – 0.2%
1,186	Alexandria Real Estate Equities Inc.	137,979
3,411	American Tower Corp.	618,483
1,025	AvalonBay Communities Inc.	188,415
1,022	Boston Properties Inc.	68,239
887	Camden Property Trust	95,459
3,173	Crown Castle Inc.	318,886
2,107	Digital Realty Trust Inc.	277,534
678	Equinix Inc.	529,776
2,495	Equity Residential	161,751
464	Essex Property Trust Inc.	110,613
1,549	Extra Space Storage Inc.	199,325
524	Federal Realty Investment Trust	51,321
4,494	Healthpeak Properties Inc.	92,487
5,123	Host Hotels & Resorts Inc.	80,892
4,256	Invitation Homes Inc.	145,087
2,130	Iron Mountain Inc.	135,340
4,431	Kimco Realty Corp.	83,923
846	Mid-America Apartment Communities Inc.	122,865
6,763	Prologis Inc.	839,965
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,158	Public Storage	$320,048
4,939	Realty Income Corp.	276,782
1,103	Regency Centers Corp.	68,607
791	SBA Communications Corp., Class A Shares	177,603
2,396	Simon Property Group Inc.	271,922
2,515	UDR Inc.	100,349
2,931	Ventas Inc.	128,026
7,354	VICI Properties Inc., Class A Shares	226,797
3,647	Welltower Inc.	302,263
224,613	Weyerhaeuser Co.	7,356,076
	Total Equity Real Estate Investment Trusts (REITs)	13,486,813
Insurance – 8.1%
4,102	Aflac Inc.	305,886
115,115	Allstate Corp.	12,410,548
223,423	American International Group Inc.	13,074,714
45,896	Aon PLC, Class A Shares	15,301,267
2,710	Arch Capital Group Ltd.*	208,291
1,554	Arthur J Gallagher & Co.	358,166
139,015	Assurant Inc.	19,368,960
329,387	Berkshire Hathaway Inc., Class B Shares*	118,645,197
1,683	Brown & Brown Inc.	124,710
30,706	Chubb Ltd.	6,167,914
1,156	Cincinnati Financial Corp.	122,293
35,541	Everest Group Ltd.	12,818,928
50,336	Fairfax Financial Holdings Ltd.	41,501,025
648	Globe Life Inc.	72,297
2,309	Hartford Financial Services Group Inc.	165,832
1,103	Lincoln National Corp.	28,303
1,412	Loews Corp.	87,671
3,627	Marsh & McLennan Cos., Inc.	707,229
4,829	MetLife Inc.	305,869
1,669	Principal Financial Group Inc.	129,698
296,134	Progressive Corp.	39,525,005
2,696	Prudential Financial Inc.	255,230
86,493	RenaissanceRe Holdings Ltd.	16,251,170
1,693	Travelers Cos., Inc.	272,962
142,300	Willis Towers Watson PLC	29,421,948
1,464	WR Berkley Corp.	90,563
	Total Insurance	327,721,676
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Private Equity – 1.0%
106,405	Ares Management Corp., Class A Shares	$11,006,533
419,873	KKR & Co., Inc.	26,372,223
	Total Private Equity	37,378,756
Real Estate – 0.0%
2,315	CBRE Group Inc., Class A Shares*	196,891
	TOTAL FINANCIAL	683,679,651
INDUSTRIAL – 6.6%
Aerospace/Defense – 1.9%
21,865	Airbus SE	3,209,619
79,350	Boeing Co.*	17,776,781
33,736	General Dynamics Corp.	7,645,927
186,436	Howmet Aerospace Inc.	9,222,989
1,395	L3Harris Technologies Inc.	248,436
17,803	Lockheed Martin Corp.	7,981,975
57,412	Northrop Grumman Corp.	24,864,563
10,734	RTX Corp.	923,553
380	TransDigm Group Inc.*	343,463
	Total Aerospace/Defense	72,217,306
Building Materials – 1.2%
331,421	Armstrong World Industries Inc.	25,383,534
6,112	Carrier Global Corp.	351,134
5,035	Johnson Controls International PLC	297,367
455	Martin Marietta Materials Inc.	203,117
1,616	Masco Corp.	95,360
378	Mohawk Industries Inc.*	38,325
97,270	Trane Technologies PLC	19,965,640
974	Vulcan Materials Co.	212,576
	Total Building Materials	46,547,053
Electrical Components & Equipment – 0.0%
1,683	AMETEK Inc.	268,455
4,187	Emerson Electric Co.	411,373
454	Generac Holdings Inc.*	53,940
	Total Electrical Components & Equipment	733,768
Electronics – 0.5%
2,168	Agilent Technologies Inc.	262,480
629	Allegion PLC	71,586
5,011	Amphenol Corp., Class A Shares	442,872
2,586	Fortive Corp.	203,906
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
1,223	Garmin Ltd.	$129,662
43,223	Honeywell International Inc.	8,123,331
18,604	Hubbell Inc., Class B Shares	6,065,834
1,307	Keysight Technologies Inc.*	174,223
162	Mettler-Toledo International Inc.*	196,584
9,065	Sartorius AG	3,709,532
2,319	TE Connectivity Ltd.	307,012
1,767	Trimble Inc.*	96,814
	Total Electronics	19,783,836
Engineering & Construction – 0.0%
930	Jacobs Solutions Inc.	125,383
Environmental Control – 0.0%
1,178	Pentair PLC	82,766
1,505	Republic Services Inc., Class A Shares	216,916
2,721	Waste Management Inc.	426,598
	Total Environmental Control	726,280
Hand/Machine Tools – 0.0%
381	Snap-on Inc.	102,337
1,060	Stanley Black & Decker Inc.	100,043
	Total Hand/Machine Tools	202,380
Machinery-Construction & Mining – 0.0%
3,813	Caterpillar Inc.	1,071,949
Machinery-Diversified – 0.0%
1,981	Deere & Co.	814,072
1,024	Dover Corp.	151,859
553	IDEX Corp.	125,199
2,967	Ingersoll Rand Inc.	206,533
385	Nordson Corp.	93,994
3,040	Otis Worldwide Corp.	260,072
841	Rockwell Automation Inc.	262,459
1,333	Westinghouse Air Brake Technologies Corp.	149,989
1,750	Xylem Inc.	181,195
	Total Machinery-Diversified	2,245,372
Miscellaneous Manufacturers – 1.9%
4,033	3M Co.	430,200
102,811	AO Smith Corp.	7,453,798
35,679	Axon Enterprise Inc.*	7,596,416
106,287	Carlisle Cos., Inc.	27,955,607
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – (continued)
73,718	Eaton Corp. PLC	$16,982,416
7,981	General Electric Co.	913,505
2,034	Illinois Tool Works Inc.	503,110
940	Parker-Hannifin Corp.	391,886
17,781	Teledyne Technologies Inc.*	7,437,792
95,050	Textron Inc.	7,386,336
	Total Miscellaneous Manufacturers	77,051,066
Packaging & Containers – 0.0%
10,968	Amcor PLC	106,828
2,300	Ball Corp.	125,235
663	Packaging Corp. of America	98,853
1,036	Sealed Air Corp.	38,394
1,822	WestRock Co.	59,598
	Total Packaging & Containers	428,908
Shipbuilding – 0.2%
32,187	Huntington Ingalls Industries Inc.	7,091,440
Transportation – 0.9%
843	CH Robinson Worldwide Inc.	76,232
14,916	CSX Corp.	450,463
1,166	Expeditors International of Washington Inc.	136,084
95,368	FedEx Corp.	24,892,955
670	JB Hunt Transport Services Inc.	125,880
1,669	Norfolk Southern Corp.	342,162
7,213	Old Dominion Freight Line Inc.	3,082,620
4,483	Union Pacific Corp.	988,815
46,732	United Parcel Service Inc., Class B Shares	7,916,401
	Total Transportation	38,011,612
	TOTAL INDUSTRIAL	266,236,353
TECHNOLOGY – 20.3%
Computers – 4.0%
19,478	Accenture PLC, Class A Shares	6,306,392
454,630	Apple Inc.	85,411,338
32,534	CACI International Inc., Class A Shares*	10,671,477
62,902	Check Point Software Technologies Ltd.*	8,465,980
3,729	Cognizant Technology Solutions Corp., Class A Shares	267,034
142,739	Crowdstrike Holdings Inc., Class A Shares*	23,270,739
1,648	DXC Technology Co.*	34,180
422	EPAM Systems Inc.*	109,294
126,500	Fortinet Inc.*	7,616,565
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
9,392	Hewlett Packard Enterprise Co.	$159,570
6,333	HP Inc.	188,153
63,345	International Business Machines Corp.	9,300,946
74,968	Leidos Holdings Inc.	7,310,130
1,579	NetApp Inc.	121,109
1,376	Seagate Technology Holdings PLC	97,407
2,608	Western Digital Corp.*	117,360
	Total Computers	159,447,674
Office/Business Equipment – 0.0%
380	Zebra Technologies Corp., Class A Shares*	104,504
Semiconductors – 5.3%
263,761	Advanced Micro Devices Inc.*	27,884,813
3,714	Analog Devices Inc.	675,131
194,197	Applied Materials Inc.	29,665,534
11,881	ASML Holding NV, Class NY Registered Shares, ADR	7,847,757
3,062	Broadcom Inc.	2,825,889
343,804	Intel Corp.	12,081,273
1,015	KLA Corp.	509,398
14,880	Lam Research Corp.	10,451,712
40,688	Marvell Technology Inc.	2,370,076
4,014	Microchip Technology Inc.	328,506
240,018	Micron Technology Inc.	16,786,859
328	Monolithic Power Systems Inc.	170,957
183,481	NVIDIA Corp.	90,557,048
1,899	NXP Semiconductors NV	390,662
3,165	ON Semiconductor Corp.*	311,626
726	Qorvo Inc.*	77,965
71,874	QUALCOMM Inc.	8,231,729
1,167	Skyworks Solutions Inc.	126,900
1,141	Teradyne Inc.	123,080
6,640	Texas Instruments Inc.	1,115,918
	Total Semiconductors	212,532,833
Software – 11.0%
5,218	Activision Blizzard Inc.	480,004
72,422	Adobe Inc.*	40,508,521
113,860	Akamai Technologies Inc.*	11,965,547
638	ANSYS Inc.*	203,439
8,701	Atlassian Corp., Class A Shares*	1,775,526
1,581	Autodesk Inc.*	350,887
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
862	Broadridge Financial Solutions Inc.	$160,513
2,010	Cadence Design Systems Inc.*	483,284
575	Canva Inc.*(a)(c)@	613,330
1,271	Celonis SE*(a)(c)@	283,535
30,023	Ceridian HCM Holding Inc.*	2,177,268
377,469	Dynatrace Inc.*	18,194,006
1,909	Electronic Arts Inc.	229,042
3,796	Epic Games Inc., Private Placement*(a)(c)@	2,621,707
8,479	Fair Isaac Corp.*	7,670,019
4,348	Fidelity National Information Services Inc.	242,879
394,013	Fiserv Inc.*	47,829,238
108,269	Intuit Inc.	58,661,227
523	Jack Henry & Associates Inc.	81,996
835	Magic Leap Inc., Series D, Private Placement*(a)(c)@	16,034
418,347	Microsoft Corp.	137,117,413
4,174	MongoDB Inc., Class A Shares*	1,591,546
55,707	MSCI Inc., Class A Shares	30,283,439
11,260	Oracle Corp.	1,355,591
2,351	Paychex Inc.	287,363
354	Paycom Software Inc.	104,373
853	PTC Inc.*	125,536
13,981	Roper Technologies Inc.	6,977,358
43,822	Salesforce Inc.*	9,704,820
90,702	ServiceNow Inc.*	53,408,059
20,012	Stripe Inc., Class B Shares, Private Placement*(a)(c)@	438,463
1,117	Synopsys Inc.*	512,580
1,162	Take-Two Interactive Software Inc.*	165,236
305	Tyler Technologies Inc.*	121,521
	Total Software	436,741,300
	TOTAL TECHNOLOGY	808,826,311
UTILITIES – 1.4%
Electric – 1.4%
4,961	AES Corp.	88,951
1,798	Alliant Energy Corp.	90,206
1,894	Ameren Corp.	150,137
3,765	American Electric Power Co., Inc.	295,176
4,613	CenterPoint Energy Inc.	128,657
2,134	CMS Energy Corp.	119,909
2,600	Consolidated Edison Inc.	231,296
220,352	Constellation Energy Corp.	22,951,864
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
UTILITIES – (continued)
Electric – (continued)
6,105	Dominion Energy Inc.	$296,337
1,420	DTE Energy Co.	146,800
5,642	Duke Energy Corp.	501,010
2,798	Edison International	192,642
1,491	Entergy Corp.	142,018
1,687	Evergy Inc.	92,734
2,552	Eversource Energy	162,869
7,281	Exelon Corp.	292,114
3,980	FirstEnergy Corp.	143,559
216,822	IDACORP Inc.	20,780,221
14,846	NextEra Energy Inc.	991,713
1,651	NRG Energy Inc.	61,995
11,797	PG&E Corp.*	192,291
94,716	Pinnacle West Capital Corp.	7,318,705
5,395	PPL Corp.	134,443
3,656	Public Service Enterprise Group Inc.	223,308
4,606	Sempra	323,433
7,977	Southern Co.	540,282
2,311	WEC Energy Group Inc.	194,401
4,010	Xcel Energy Inc.	229,091
	Total Electric	57,016,162
Gas – 0.0%
1,118	Atmos Energy Corp.	129,632
2,910	NiSource Inc.	77,872
	Total Gas	207,504
Water – 0.0%
1,414	American Water Works Co., Inc.	196,178
	TOTAL UTILITIES	57,419,844
	TOTAL COMMON STOCKS (Cost – $2,808,376,185)	3,890,194,600
EXCHANGE TRADED FUNDS (ETFs) – 1.6%
18,587	iShares Russell 1000 Growth	5,239,861
239,974	Vanguard Mega Capital Growth	57,905,726
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $54,534,212)	63,145,587
PREFERRED STOCKS – 0.2%
CONSUMER CYCLICAL – 0.1%
Auto Manufacturers – 0.1%
22,768	Dr Ing hc F Porsche AG(b)	2,514,406
21,292	Sila Nanotechnologies Inc., Series F, Private Placement*(a)(c)@	431,802
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Auto Manufacturers – (continued)
9,549	Waymo LLC, Series A2, Private Placement*(a)(c)@	$431,710
	Total Auto Manufacturers	3,377,918
	TOTAL CONSUMER CYCLICAL	3,377,918
FINANCIAL – 0.0%
Diversified Financial Services – 0.0%
1,020	Maplebear Inc. d/b/a Instacart, Series A*(a)(c)@	36,822
13,638	Maplebear Inc. d/b/a Instacart, Series G*(a)(c)@	492,332
2,066	Maplebear Inc. d/b/a Instacart, Series I*(a)(c)@	74,583
	Total Diversified Financial Services	603,737
	TOTAL FINANCIAL	603,737
INDUSTRIAL – 0.1%
Electrical Components & Equipment – 0.0%
48,400	GM Cruise Holdings LLC, Class F Shares, Private Placement*(a)(c)@	877,008
39,865	GM Cruise Holdings LLC, Class G Shares, Private Placement*(a)(c)@	722,354
	Total Electrical Components & Equipment	1,599,362
Environmental Control – 0.1%
23,420	Redwood Materials Inc., Series C, Private Placement*(a)(c)@	1,117,974
Machinery – 0.0%
108,389	Nuro Inc., Series C, Private Placement*(a)(c)@	672,012
26,242	Nuro Inc., Series D*(a)(c)@	162,700
	Total Machinery	834,712
	TOTAL INDUSTRIAL	3,552,048
TECHNOLOGY – 0.0%
Software – 0.0%
27	Canva Inc., Series A, Private Placement*(a)(c)@	28,800
10	Canva Inc., Series A-3, Private Placement*(a)(c)@	10,667
1	Canva Inc., Series A-4, Private Placement*(a)(c)@	1,067
3,788	Celonis SE, Series D*(a)(c)@	845,027
6,765	Formagrid Inc.*(a)(c)@	443,852
20,620	Rappi Inc., Series E, Private Placement*(a)(c)@	742,526
	Total Software	2,071,939
	TOTAL TECHNOLOGY	2,071,939
	TOTAL PREFERRED STOCKS (Cost – $13,477,791)	9,605,642
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,876,388,188)	3,962,945,829
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
$11,852,161	ANZ National Bank – London, 4.680% due 9/1/23	$11,852,161
90,742EUR	Citibank – London, 2.630% due 9/1/23	98,391
9,946,505	Citibank – New York, 4.680% due 9/1/23	9,946,505
27,939,638	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	27,939,638
4GBP	Skandinaviska Enskilda Banken AB – Stockholm, 4.170% due 9/1/23	6
	TOTAL TIME DEPOSITS (Cost – $49,836,701)	49,836,701
	TOTAL INVESTMENTS – 100.2% (Cost – $2,926,224,889)	4,012,782,530
	Liabilities in Excess of Other Assets – (0.2)%	(7,509,161)
	TOTAL NET ASSETS – 100.0%	$4,005,273,369

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $46,310,896 and represents 1.16% of net assets.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $2,514,406 and represents 0.06% of net assets.

(c)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Ant Group Co., Ltd.	8/14/2023	$573,140	$561,219	0.01%
Canva Inc.	12/17/2021	589,640	613,330	0.02%
Canva Inc., Series A, Private Placement	12/17/2021	46,012	28,800	0.00%*
Canva Inc., Series A-3, Private Placement	12/17/2021	17,042	10,667	0.00%*
Canva Inc., Series A-4, Private Placement	12/17/2021	1,704	1,067	0.00%*
Celonis SE	6/17/2021	470,003	283,535	0.01%
Celonis SE, Series D	6/17/2021	1,225,484	845,027	0.02%
Epic Games Inc., Private Placement	6/18/2020	1,665,200	2,621,707	0.07%
Formagrid Inc.	12/8/2021	1,266,980	443,852	0.01%
GM Cruise Holdings LLC, Class F Shares, Private Placement	5/7/2019	883,300	877,008	0.02%
GM Cruise Holdings LLC, Class G Shares, Private Placement	1/21/2021	1,050,443	722,354	0.02%
Magic Leap Inc., Series D, Private Placement	10/12/2017	406,539	16,034	0.00%*
Maplebear Inc. d/b/a Instacart, Non-voting Shares	8/7/2020	16,171	12,599	0.00%*
Maplebear Inc. d/b/a Instacart, Private Placement	8/7/2020	309,464	241,112	0.01%
Maplebear Inc. d/b/a Instacart, Series A	11/18/2020	62,232	36,822	0.00%*
Maplebear Inc. d/b/a Instacart, Series G	7/2/2020	655,877	492,332	0.01%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Large Cap Equity Fund (concluded)

Security (continued)	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Maplebear Inc. d/b/a Instacart, Series I	2/26/2021	$258,250	$74,583	0.00%*
Nuro Inc., Series C, Private Placement	10/30/2020	940,662	672,012	0.02%
Nuro Inc., Series D	10/29/2021	547,033	162,700	0.00%*
Rappi Inc., Series E, Private Placement	9/8/2020	492,486	742,526	0.02%
Redwood Materials Inc., Series C, Private Placement	5/28/2021	1,110,190	1,117,974	0.03%
Sila Nanotechnologies Inc., Series F, Private Placement	1/7/2021	878,780	431,802	0.01%
Stripe Inc., Class B Shares, Private Placement	12/17/2019	313,988	438,463	0.01%
Waymo LLC, Series A2, Private Placement	5/8/2020	819,946	431,710	0.01%
Total			$11,879,235	0.30%

*
Position represents less than 0.005%

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

LLC
 —    Limited Liability Company

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

Summary of Investments by Security Sector^
Consumer Non-cyclical	23.1%
Technology	20.2
Financial	17.1
Communications	11.8
Consumer Cyclical	9.5
Industrial	6.7
Energy	6.0
Utilities	1.4
Basic Materials	1.4
Exchange Traded Funds (ETFs)	1.6
Short-Term Investments	1.2
100.0%

^
As a percentage of total investments.

At August 31, 2023, Destinations Large Cap Equity Fund had open exchange traded futures contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation
Contracts to Buy:
S&P 500 E-mini Index September Futures	174	9/23	$3,804,374	$3,928,920	$124,546
At August 31, 2023, Destinations Large Cap Equity Fund had deposited cash of  $59,517 with a broker or brokers as margin collateral on open exchange traded futures contracts.
Currency Abbreviations used in this schedule:
EUR
 —    Euro

GBP
 —    British Pound

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 92.6%
BASIC MATERIALS – 4.5%
Chemicals – 3.1%
48,100	Ashland Inc.	$4,166,903
117,072	Axalta Coating Systems Ltd.*	3,313,138
24,482	Cabot Corp.	1,773,966
62,050	Ingevity Corp.*	3,343,874
14,664	Innospec Inc.	1,575,207
154,809	Livent Corp.*	3,323,749
43,200	PPG Industries Inc.	6,124,032
75,749	Valvoline Inc.	2,608,796
	Total Chemicals	26,229,665
Iron/Steel – 0.6%
93,518	ATI Inc.*	4,239,171
5,603	Carpenter Technology Corp.	350,916
	Total Iron/Steel	4,590,087
Mining – 0.8%
17,186	Cameco Corp.	635,882
103,200	Freeport-McMoRan Inc.	4,118,712
459,554	Uranium Energy Corp.*	1,985,273
	Total Mining	6,739,867
	TOTAL BASIC MATERIALS	37,559,619
COMMUNICATIONS – 2.5%
Internet – 1.0%
32,438	Couchbase Inc.*	554,690
143,853	Eventbrite Inc., Class A Shares*	1,457,231
86,652	Gambling.com Group Ltd.*	1,228,725
98,374	Magnite Inc.*	811,586
16,504	Overstock.com Inc.*	430,919
75,877	Perion Network Ltd.*	2,518,358
91,100	Upwork Inc.*	1,349,191
	Total Internet	8,350,700
Media – 0.2%
79,116	TEGNA Inc.	1,307,787
2,051	World Wrestling Entertainment Inc., Class A Shares	198,024
	Total Media	1,505,811
Telecommunications – 1.3%
12,234	Aviat Networks Inc.*	431,126
65,261	Credo Technology Group Holding Ltd.*	1,074,196
58,277	Extreme Networks Inc.*	1,599,704
411,613	Harmonic Inc.*	4,396,027
2,816	Iridium Communications Inc.	137,843
357,219	Viavi Solutions Inc.*	3,732,939
	Total Telecommunications	11,371,835
	TOTAL COMMUNICATIONS	21,228,346
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 8.2%
Airlines – 0.1%
71,826	Sun Country Airlines Holdings Inc.*	$1,069,489
Apparel – 0.9%
12,962	Carter’s Inc.	927,690
12,877	Oxford Industries Inc.	1,300,448
4,333	Skechers USA Inc., Class A Shares*	217,993
65,275	Steven Madden Ltd.	2,251,988
67,567	Urban Outfitters Inc.*	2,243,900
	Total Apparel	6,942,019
Auto Manufacturers – 0.5%
68,629	Blue Bird Corp.*	1,499,544
109,179	Wabash National Corp.	2,461,987
	Total Auto Manufacturers	3,961,531
Auto Parts & Equipment – 0.8%
29,224	Dorman Products Inc.*	2,411,272
16,265	Gentherm Inc.*	979,316
98,811	Goodyear Tire & Rubber Co.*	1,275,650
2,085	Visteon Corp.*	290,378
31,667	XPEL Inc.*	2,637,861
	Total Auto Parts & Equipment	7,594,477
Distribution/Wholesale – 0.1%
12,277	Core & Main Inc., Class A Shares*	403,177
77,115	Hudson Technologies Inc.*	930,007
2,444	SiteOne Landscape Supply Inc.*	418,388
	Total Distribution/Wholesale	1,751,572
Entertainment – 0.1%
181,960	Genius Sports Ltd.*	1,208,214
Food Service – 0.2%
64,908	Sovos Brands Inc.*	1,453,939
Home Builders – 0.7%
33,897	Beazer Homes USA Inc.*	993,521
19,402	Century Communities Inc.	1,440,599
21,066	Installed Building Products Inc.	3,048,882
1,074	Meritage Homes Corp.	149,329
2,310	Skyline Champion Corp.*	164,634
	Total Home Builders	5,796,965
Home Furnishings – 0.2%
155,654	Arhaus Inc., Class A Shares*	1,540,975
Leisure Time – 1.2%
245,691	OneSpaWorld Holdings Ltd.*	2,810,705
140,171	Topgolf Callaway Brands Corp.*	2,444,582
137,902	Xponential Fitness Inc., Class A Shares*	2,986,957
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
26,035	YETI Holdings Inc.*	$1,300,448
	Total Leisure Time	9,542,692
Retail – 3.4%
39,858	Abercrombie & Fitch Co., Class A Shares*	2,142,368
102,439	American Eagle Outfitters Inc.	1,737,365
27,900	Best Buy Co., Inc.	2,132,955
3,084	Cava Group Inc.*(a)	136,960
48,094	Cheesecake Factory Inc.	1,531,794
79,236	First Watch Restaurant Group Inc.*	1,514,992
2,611	Freshpet Inc.*	197,157
28,400	Genuine Parts Co.	4,365,932
12,806	GMS Inc.*	887,968
36,755	Kura Sushi USA Inc., Class A Shares*	3,211,284
17,404	Murphy USA Inc.	5,528,207
2,954	Ollie’s Bargain Outlet Holdings Inc.*	227,694
5,484	Savers Value Village Inc.*	135,729
35,000	Target Corp.	4,429,250
1,589	Texas Roadhouse Inc., Class A Shares	165,415
609	Wingstop Inc.	97,830
	Total Retail	28,442,900
	TOTAL CONSUMER CYCLICAL	69,304,773
CONSUMER NON-CYCLICAL – 25.1%
Beverages – 1.9%
17,402	Celsius Holdings Inc.*	3,411,488
43,630	Duckhorn Portfolio Inc.*	542,757
126,600	Keurig Dr Pepper Inc.	4,260,090
34,709	MGP Ingredients Inc.	4,161,609
117,262	Vita Coco Co., Inc.*	3,317,342
	Total Beverages	15,693,286
Biotechnology – 4.7%
53,436	89bio Inc.*	915,893
310,622	ADMA Biologics Inc.*	1,195,895
37,597	Aerovate Therapeutics Inc.*(a)	597,416
1,949	Apellis Pharmaceuticals Inc.*	82,267
52,452	Apogee Therapeutics Inc.*	1,203,249
79,375	Astria Therapeutics Inc.*	706,438
2,676	Axsome Therapeutics Inc.*	216,221
4,946	Biohaven Ltd.*	90,462
49,478	Biomea Fusion Inc.*(a)	834,694
187,200	Crinetics Pharmaceuticals Inc.*	3,242,304
60,369	Day One Biopharmaceuticals Inc.*	814,378
200,622	Dynavax Technologies Corp.*	2,880,932
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – (continued)
3,609	Halozyme Therapeutics Inc.*	$153,599
75,280	Ideaya Biosciences Inc.*	2,210,221
178,105	ImmunoGen Inc.*	2,821,183
664	Karuna Therapeutics Inc.*	124,673
62,302	Kiniksa Pharmaceuticals Ltd., Class A Shares*	1,073,463
2,136	Krystal Biotech Inc.*	265,889
36,761	Mineralys Therapeutics Inc.*	472,011
54,794	NeoGenomics Inc.*	823,554
92,549	Nuvalent Inc., Class A Shares*	4,217,458
26,970	REVOLUTION Medicines Inc.*	916,171
49,173	SpringWorks Therapeutics Inc.*	1,385,695
92,474	Structure Therapeutics Inc., ADR*(a)	2,606,842
83,220	Terns Pharmaceuticals Inc.*	438,569
3,546	Ultragenyx Pharmaceutical Inc.*	130,457
81,152	Ventyx Biosciences Inc.*	2,718,592
51,088	Veracyte Inc.*	1,348,723
150,445	Xenon Pharmaceuticals Inc.*	5,864,346
	Total Biotechnology	40,351,595
Commercial Services – 4.5%
259,663	Arlo Technologies Inc.*	2,536,908
38,700	Equifax Inc.	7,999,290
94,504	Flywire Corp.*	3,267,948
782	FTI Consulting Inc.*	145,311
29,300	Global Payments Inc.	3,712,017
86,434	Huron Consulting Group Inc.*	8,639,078
52,112	Korn Ferry	2,656,670
173,895	Performant Financial Corp.*	408,653
109,648	Remitly Global Inc.*	2,757,647
1,750	Shift4 Payments Inc., Class A Shares*	99,383
22,102	Stride Inc.*	939,114
8,400	United Rentals Inc.	4,002,936
4,392	WillScot Mobile Mini Holdings Corp.*	180,160
230,409	WW International Inc.*	2,237,271
	Total Commercial Services	39,582,386
Cosmetics/Personal Care – 1.6%
53,513	elf Beauty Inc.*	7,422,788
1,618	Inter Parfums Inc.	226,083
250,800	Kenvue Inc.	5,780,940
	Total Cosmetics/Personal Care	13,429,811
Food – 2.2%
86,610	Hain Celestial Group Inc.*	917,200
80,073	Hostess Brands Inc., Class A Shares*	2,280,479
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
28,972	Ingredion Inc.	$2,981,509
62,200	Kroger Co.	2,885,458
10,848	Lancaster Colony Corp.	1,791,981
50,537	Performance Food Group Co.*	3,139,864
98,612	Real Good Food Co., Inc., Class A Shares*	388,531
82,620	TreeHouse Foods Inc.*	3,843,482
	Total Food	18,228,504
Healthcare-Products – 4.8%
205,063	Alphatec Holdings Inc.*	3,352,780
1,532	AtriCure Inc.*	69,170
35,434	Avita Medical Inc.*	577,574
2,363	Axonics Inc.*	135,400
36,885	Cutera Inc.*	419,751
98,505	EDAP TMS SA, ADR*	792,965
76,666	Envista Holdings Corp.*	2,454,845
18,971	Establishment Labs Holdings Inc.*	1,145,279
3,999	Glaukos Corp.*	300,485
4,998	Inspire Medical Systems Inc.*	1,133,946
81,220	Integra LifeSciences Holdings Corp.*	3,455,099
18,170	LeMaitre Vascular Inc.	1,050,408
4,579	Natera Inc.*	268,925
42,523	NuVasive Inc.*	1,690,289
29,716	PROCEPT BioRobotics Corp.*	1,013,613
26,222	QuidelOrtho Corp.*	2,159,644
64,600	Revvity Inc.	7,560,138
73,450	RxSight Inc.*	2,130,785
71,357	Tactile Systems Technology Inc.*	1,352,215
58,794	TransMedics Group Inc.*	3,858,650
70,572	Treace Medical Concepts Inc.*	1,097,395
37,400	Zimmer Biomet Holdings Inc.	4,455,088
	Total Healthcare-Products	40,474,444
Healthcare-Services – 1.9%
33,583	Amedisys Inc.*	3,148,406
67,371	Encompass Health Corp.	4,786,036
17,200	Humana Inc.	7,940,036
	Total Healthcare-Services	15,874,478
Household Products/Wares – 1.1%
30,100	Avery Dennison Corp.	5,670,238
21,800	Clorox Co.	3,410,610
	Total Household Products/Wares	9,080,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – 2.4%
97,335	ACELYRIN Inc.*	$2,465,496
11,317	BellRing Brands Inc.*	469,656
71,221	Harrow Health Inc.*	1,080,423
55,073	Ironwood Pharmaceuticals Inc., Class A Shares*	484,642
71,903	KalVista Pharmaceuticals Inc.*	780,148
93,778	Merus NV*	2,097,814
43,292	Morphic Holding Inc.*	2,384,523
42,000	PetIQ Inc., Class A Shares*	801,360
84,764	Prestige Consumer Healthcare Inc.*	4,944,284
31,104	Rhythm Pharmaceuticals Inc.*	809,015
58,642	Vaxcyte Inc.*	3,044,693
	Total Pharmaceuticals	19,362,054
	TOTAL CONSUMER NON-CYCLICAL	212,077,406
ENERGY – 5.0%
Energy-Alternate Sources – 0.3%
54,975	Fluence Energy Inc., Class A Shares*	1,448,591
38,575	Green Plains Inc.*	1,197,368
	Total Energy-Alternate Sources	2,645,959
Oil & Gas – 3.2%
81,800	Chesapeake Energy Corp.	7,215,578
49,576	Civitas Resources Inc.	4,076,139
122,925	Diamond Offshore Drilling Inc.*	1,827,895
55,500	Hess Corp.	8,574,750
4,280	Noble Corp. PLC	225,727
326,843	Permian Resources Corp., Class A Shares	4,634,634
35,582	Transocean Ltd.*	291,061
3,585	Weatherford International PLC*	317,344
	Total Oil & Gas	27,163,128
Oil & Gas Services – 1.5%
80,400	Baker Hughes Co., Class A Shares	2,909,676
104,216	ChampionX Corp.	3,761,155
103,823	Oceaneering International Inc.*	2,366,126
28,463	TechnipFMC PLC	541,936
38,547	Tidewater Inc.*	2,506,711
	Total Oil & Gas Services	12,085,604
	TOTAL ENERGY	41,894,691
FINANCIAL – 17.2%
Banks – 5.2%
69,376	Bancorp Inc.*	2,546,793
18,548	City Holding Co.	1,694,545
194,348	Columbia Banking System Inc.	3,980,247
5,200	First Citizens BancShares Inc., Class A Shares	7,074,080
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Banks – (continued)
137,237	First Interstate BancSystem Inc., Class A Shares	$3,555,811
54,700	Independent Bank Corp.	2,954,894
35,593	National Bank Holdings Corp., Class A Shares	1,122,603
233,004	Old National Bancorp	3,555,641
50,066	Pinnacle Financial Partners Inc.	3,332,393
14,457	Triumph Financial Inc.*	928,573
84,583	Univest Financial Corp.	1,521,648
116,000	US Bancorp	4,237,480
328,753	Valley National Bancorp	3,017,953
57,728	Wintrust Financial Corp.	4,480,270
	Total Banks	44,002,931
Diversified Financial Services – 2.0%
44,900	Capital One Financial Corp.	4,597,311
1,202	Evercore Inc., Class A Shares	168,340
97,684	FTAI Aviation Ltd.	3,610,401
133,000	Jefferies Financial Group Inc.	4,746,770
42,400	Raymond James Financial Inc.	4,434,616
	Total Diversified Financial Services	17,557,438
Equity Real Estate Investment Trusts (REITs) – 4.2%
145,400	American Homes 4 Rent, Class A Shares	5,240,216
164,100	Americold Realty Trust Inc.	5,521,965
367,475	Chimera Investment Corp.	2,223,224
97,141	Corporate Office Properties Trust	2,514,009
55,000	Extra Space Storage Inc.	7,077,400
69,867	National Storage Affiliates Trust	2,347,531
27,000	SBA Communications Corp., Class A Shares	6,062,310
113,016	STAG Industrial Inc.	4,128,474
	Total Equity Real Estate Investment Trusts (REITs)	35,115,129
Insurance – 4.7%
79,100	Allstate Corp.	8,527,771
72,000	Fidelity National Financial Inc.	2,980,800
48,337	First American Financial Corp.	2,981,426
23,538	Hanover Insurance Group Inc.	2,511,975
74,100	Hartford Financial Services Group Inc.	5,321,862
1,781	Kinsale Capital Group Inc.	709,960
145,646	MGIC Investment Corp.	2,560,457
64,035	NMI Holdings Inc., Class A Shares*	1,832,682
21,879	Primerica Inc.	4,396,804
38,113	Skyward Specialty Insurance Group Inc.*	926,908
32,700	Willis Towers Watson PLC	6,761,052
	Total Insurance	39,511,697
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Private Equity – 0.6%
79,000	KKR & Co., Inc.	$4,961,990
Real Estate – 0.5%
12,127	McGrath RentCorp	1,226,040
385,397	Newmark Group Inc., Class A Shares	2,732,465
	Total Real Estate	3,958,505
	TOTAL FINANCIAL	145,107,690
INDUSTRIAL – 17.5%
Aerospace/Defense – 2.7%
47,121	AAR Corp.*	2,902,654
25,100	General Dynamics Corp.	5,688,664
33,246	Hexcel Corp.	2,436,932
87,200	Howmet Aerospace Inc.	4,313,784
36,300	L3Harris Technologies Inc.	6,464,667
911	Moog Inc., Class A Shares	105,822
	Total Aerospace/Defense	21,912,523
Building Materials – 1.8%
5,188	AAON Inc.	327,155
102,991	AZEK Co., Inc., Class A Shares*	3,502,724
22,585	Hayward Holdings Inc.*	334,258
47,239	Knife River Corp.*	2,430,919
30,574	Masonite International Corp.*	3,140,255
93,129	Modine Manufacturing Co.*	4,432,009
1,462	Simpson Manufacturing Co., Inc.	233,569
4,102	SPX Technologies Inc.*	324,140
6,200	Summit Materials Inc., Class A Shares*	231,942
37,674	Tecnoglass Inc.	1,468,156
	Total Building Materials	16,425,127
Electrical Components & Equipment – 0.8%
25,986	Belden Inc.	2,440,085
40,400	Emerson Electric Co.	3,969,300
	Total Electrical Components & Equipment	6,409,385
Electronics – 1.8%
170,693	Applied Optoelectronics Inc.*(a)	2,350,443
1,400	Atkore Inc.*	215,558
1,787	Badger Meter Inc.	296,785
56,259	Camtek Ltd.*	3,392,418
11,039	Celestica Inc.*	257,319
180,894	Enovix Corp.*(a)	2,492,719
101,153	Evolv Technologies Holdings Inc.*	707,059
48,600	Fortive Corp.	3,832,110
21,032	National Instruments Corp.	1,253,507
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electronics – (continued)
5,408	NEXTracker Inc., Class A Shares*	$227,785
	Total Electronics	15,025,703
Engineering & Construction – 1.7%
3,075	Arcosa Inc.	240,526
2,457	Comfort Systems USA Inc.	453,488
23,591	EMCOR Group Inc.	5,290,282
4,997	Fluor Corp.*	174,845
16,818	MYR Group Inc.*	2,389,333
79,558	Primoris Services Corp.	2,813,966
44,950	Sterling Infrastructure Inc.*	3,720,062
	Total Engineering & Construction	15,082,502
Environmental Control – 1.0%
25,429	Clean Harbors Inc.*	4,306,147
67,615	Energy Recovery Inc.*	1,837,776
98,085	Enviri Corp.*	730,733
44,713	Montrose Environmental Group Inc.*	1,718,768
1,436	Tetra Tech Inc.	225,955
	Total Environmental Control	8,819,379
Hand/Machine Tools – 0.6%
62,718	Enerpac Tool Group Corp., Class A Shares	1,643,212
1,659	MSA Safety Inc.	303,066
19,143	Regal Rexnord Corp.	3,104,803
	Total Hand/Machine Tools	5,051,081
Machinery-Construction & Mining – 0.5%
52,897	BWX Technologies Inc.	3,901,683
1,893	Terex Corp.	114,735
	Total Machinery-Construction & Mining	4,016,418
Machinery-Diversified – 2.3%
2,652	Applied Industrial Technologies Inc.	409,389
59,646	Cactus Inc., Class A Shares	3,181,518
3,257	Chart Industries Inc.*	588,149
40,694	CIRCOR International Inc.*	2,266,249
32,800	Dover Corp.	4,864,240
2,946	ESAB Corp.	212,613
152,696	Gates Industrial Corp. PLC*	1,875,107
21,700	IDEX Corp.	4,912,880
	Total Machinery-Diversified	18,310,145
Metal Fabricate/Hardware – 0.8%
27,727	Standex International Corp.	4,259,699
11,276	Valmont Industries Inc.	2,858,466
	Total Metal Fabricate/Hardware	7,118,165
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Miscellaneous Manufacturers – 2.3%
1,843	Axon Enterprise Inc.*	$392,393
13,900	Carlisle Cos., Inc.	3,655,978
27,789	EnPro Industries Inc.	3,790,142
680	Fabrinet*	109,324
56,820	Federal Signal Corp.	3,463,179
44,290	ITT Inc.	4,529,981
8,800	Parker-Hannifin Corp.	3,668,720
	Total Miscellaneous Manufacturers	19,609,717
Packaging & Containers – 0.5%
96,645	O-I Glass Inc.*	1,919,370
57,825	Silgan Holdings Inc.	2,609,642
	Total Packaging & Containers	4,529,012
Transportation – 0.7%
89,900	Knight-Swift Transportation Holdings Inc., Class A Shares	4,928,318
1,142	Saia Inc.*	486,720
	Total Transportation	5,415,038
	TOTAL INDUSTRIAL	147,724,195
TECHNOLOGY – 7.2%
Computers – 1.7%
10,671	CACI International Inc., Class A Shares*	3,500,195
997	CyberArk Software Ltd.*	165,542
75,300	Dell Technologies Inc., Class C Shares	4,234,872
75,995	ExlService Holdings Inc.*	2,221,334
6,485	Integral Ad Science Holding Corp.*	92,541
58,746	Lumentum Holdings Inc.*	3,179,921
3,236	Super Micro Computer Inc.*	890,159
	Total Computers	14,284,564
Semiconductors – 3.6%
119,138	Aehr Test Systems*	6,077,229
22,897	Axcelis Technologies Inc.*	4,399,658
1,621	Lattice Semiconductor Corp.*	157,658
88,700	Marvell Technology Inc.	5,166,775
1,949	Onto Innovation Inc.*	270,872
44,700	Power Integrations Inc.	3,755,694
4,472	Rambus Inc.*	252,534
13,130	Silicon Laboratories Inc.*	1,770,712
98,837	SkyWater Technology Inc.*(a)	662,208
51,400	Skyworks Solutions Inc.	5,589,236
86,254	SMART Global Holdings Inc.*	2,227,941
	Total Semiconductors	30,330,517
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – 1.9%
113,131	ACV Auctions Inc., Class A Shares*	$1,901,732
41,727	Agilysys Inc.*	2,943,631
1,818	Appfolio Inc., Class A Shares*	350,456
68,287	Digi International Inc.*	2,279,420
1,458	Duolingo Inc., Class A Shares*	214,559
183,627	Fastly Inc., Class A Shares*	4,368,486
2,048	Five9 Inc.*	148,214
3,281	Monday.com Ltd.*	582,181
24,918	PDF Solutions Inc.*	905,520
36,191	Phreesia Inc.*	1,030,358
6,506	Procore Technologies Inc.*	439,480
1,637	SPS Commerce Inc.*	304,695
117,155	Yext Inc.*	1,026,278
	Total Software	16,495,010
	TOTAL TECHNOLOGY	61,110,091
UTILITIES – 5.4%
Electric – 5.2%
73,300	Ameren Corp.	5,810,491
35,527	Black Hills Corp.	1,953,985
205,700	CenterPoint Energy Inc.	5,736,973
99,600	CMS Energy Corp.	5,596,524
153,400	Exelon Corp.	6,154,408
28,598	IDACORP Inc.	2,740,833
98,156	Portland General Electric Co.	4,305,122
237,800	PPL Corp.	5,925,976
99,800	Xcel Energy Inc.	5,701,574
	Total Electric	43,925,886
Gas – 0.2%
25,830	Spire Inc.	1,508,730
	TOTAL UTILITIES	45,434,616
	TOTAL COMMON STOCKS (Cost – $648,874,560)	781,441,427
EXCHANGE TRADED FUNDS (ETFs) – 4.8%
185,491	iShares Russell 2000(a)	34,985,457
77,008	iShares Russell Mid-Capital	5,641,606
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $39,826,152)	40,627,063
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $688,700,712)	822,068,490
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Small-Mid Cap Equity Fund (concluded)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 2.7%
TIME DEPOSITS – 2.7%
$251,610	ANZ National Bank – London, 4.680% due 9/1/23	$251,610
12,284,040	Citibank – New York, 4.680% due 9/1/23	12,284,040
9,799,298	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	9,799,298
	TOTAL TIME DEPOSITS (Cost – $22,334,948)	22,334,948
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 2.6%
MONEY MARKET FUND – 2.6%
22,079,194	Federated Government Obligations Fund, Premier Class, 5.165%(b) (Cost – $22,079,194)	22,079,194
	TOTAL INVESTMENTS – 102.7% (Cost – $733,114,854)	866,482,632
	Liabilities in Excess of Other Assets – (2.7)%	(22,943,395)
	TOTAL NET ASSETS – 100.0%	$843,539,237

*
Non-income producing security.

(a)
All or a portion of this security is on loan (See Note 5).

(b)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

PLC
 —    Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	24.5%
Industrial	17.0
Financial	16.8
Consumer Cyclical	8.0
Technology	7.1
Utilities	5.2
Energy	4.8
Basic Materials	4.3
Communications	2.4
Exchange Traded Funds (ETFs)	4.7
Short-Term Investments	2.6
Money Market Fund	2.6
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS – 87.9%
Argentina – 0.1%
281,990	Despegar.com Corp.*	$2,241,820
Australia – 1.0%
126,979	AGL Energy Ltd.	911,088
495,810	Coronado Global Resources Inc.(a)	506,715
63,360	Eagers Automotive Ltd.	655,023
261,840	GrainCorp Ltd., Class A Shares	1,236,496
234,802	Helia Group Ltd.	589,498
70,741	JB Hi-Fi Ltd.	2,083,018
990,155	Johns Lyng Group Ltd.	4,110,528
536,802	Metcash Ltd.	1,293,691
853,968	Perenti Ltd.*	585,563
88,552	Pro Medicus Ltd.	4,196,586
67,544	Super Retail Group Ltd.	566,674
388,647	Woodside Energy Group Ltd.	9,329,992
	Total Australia	26,064,872
Austria – 0.1%
107,709	Raiffeisen Bank International AG*	1,547,326
Belgium – 0.0%
134,073	Proximus SADP	1,012,860
Bermuda – 0.1%
174,082	Hiscox Ltd.	2,194,408
Brazil – 1.8%
148,136	Aeris Industria E Comercio de Equipamentos Para Geracao de Energia SA*	28,428
56,726	Afya Ltd., Class A Shares*	854,861
403,822	B3 SA – Brasil Bolsa Balcao	1,054,747
216,800	Bradespar SA	985,375
253,400	Compania de Saneamento de Minas Gerais Copasa MG*	917,285
108,600	Compania de Saneamento do Parana*	496,887
866,985	Inter & Co., Inc.*	3,520,200
497,431	Localiza Rent a Car SA	6,355,549
1,683,453	Lojas Renner SA	5,451,226
379,500	Metalurgica Gerdau SA	906,127
111,547	NU Holdings Ltd., Class A Shares*	764,097
240,557	Petroleo Brasileiro SA, Class A Shares, ADR	3,112,808
378,712	Raia Drogasil SA	2,102,255
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Brazil – (continued)
94,956	StoneCo Ltd., Class A Shares*	$1,164,160
576,843	Suzano SA	5,843,705
1,230,300	TOTVS SA	6,894,094
216,800	XP Inc., Class A Shares*	5,493,712
	Total Brazil	45,945,516
Canada – 4.7%
348,374	AGF Management Ltd., Class B Shares	2,049,714
79,331	Agnico Eagle Mines Ltd.	3,852,062
38,880	Canadian National Railway Co.	4,378,277
56,826	Canadian Pacific Kansas City Ltd.	4,510,848
41,061	Canfor Corp.*	631,474
67,297	Celestica Inc.*	1,568,869
2,323	Constellation Software Inc.	4,771,606
47,937	Definity Financial Corp.	1,319,048
22,370	Descartes Systems Group Inc.*	1,676,855
62,683	Element Fleet Management Corp.	963,533
506,200	Enbridge Inc.	17,772,445
51,281	EQB Inc.(b)	2,952,301
28,049	Finning International Inc.	880,787
108,338	Franco-Nevada Corp.	15,607,664
32,606	Interfor Corp., Class Common S Shares*	550,190
42,959	National Bank of Canada	2,993,968
115,828	Parex Resources Inc.	2,191,920
78,649	Russel Metals Inc.	2,339,330
59,849	Shopify Inc., Class A Shares*	3,979,360
826,529	Suncor Energy Inc.	27,997,508
17,578	TECSYS Inc.(b)	376,095
38,899	TELUS International CDA Inc.*	341,719
276,328	TMX Group Ltd.	6,114,718
60,400	Vermilion Energy Inc.	879,716
25,781	Waste Connections Inc.	3,531,739
96,722	Wheaton Precious Metals Corp.	4,219,060
	Total Canada	118,450,806
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
China – 3.6%
135,761	Alibaba Group Holding Ltd., ADR*	$12,612,197
13,309	Baidu Inc., ADR*	1,900,924
808,437	China Mengniu Dairy Co., Ltd.*	2,733,210
607,991	Estun Automation Co., Ltd., Class A Shares(c)	1,936,402
481,190	FinVolution Group, ADR	2,415,574
266,558	Full Truck Alliance Co., Ltd., ADR*	1,785,939
228,268	Glodon Co., Ltd., Class A Shares(c)	769,236
320,346	Hello Group Inc., ADR	2,764,586
235,300	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares(c)	840,264
319,350	JD Health International Inc.*(a)	1,712,126
18,569	JD.com Inc., ADR	616,677
5,570	JD.com Inc., Class A Shares	92,391
211,049	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares(c)	1,802,840
77,117	Kanzhun Ltd., ADR*	1,141,332
3,621,822	Kingdee International Software Group Co., Ltd.*	5,581,877
416,762	Kingsoft Corp., Ltd.	1,665,701
46,379	Kweichow Moutai Co., Ltd., Class A Shares(c)	11,751,404
456,491	Lufax Holding Ltd., ADR	552,354
240,254	Midea Group Co., Ltd., Class A Shares(c)	1,864,143
1,311,421	NARI Technology Co., Ltd., Class A Shares(c)	4,291,500
362,100	Shandong Pharmaceutical Glass Co., Ltd., Class A Shares(c)	1,312,446
299,300	Shenzhen Inovance Technology Co., Ltd., Class A Shares(c)	2,803,648
33,770	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares(c)	1,252,377
311,265	Shenzhou International Group Holdings Ltd.	3,178,863
126,000	Silergy Corp.	1,132,091
200,454	Tencent Holdings Ltd.	8,326,462
21,066	Tencent Holdings Ltd., ADR(b)(c)	872,343
276,424	Venustech Group Inc., Class A Shares(c)	1,107,768
34,086	Wuliangye Yibin Co., Ltd., Class A Shares(c)	728,409
144,313	Yum China Holdings Inc.	7,737,734
158,008	Yunnan Baiyao Group Co., Ltd., Class A Shares(c)	1,185,650
39,367	Zai Lab Ltd., ADR*	1,002,678
	Total China	89,471,146
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Cyprus – 0.0%
16,006	TCS Group Holding PLC, GDR*(c)@	$2
Denmark – 0.7%
20,004	D/S Norden AS	961,519
6,344	Genmab AS*	2,430,818
30,828	Jyske Bank AS, Class Registered Shares*	2,194,246
32,456	Novo Nordisk AS, ADR	6,024,483
66,585	Novozymes AS, Class B Shares	2,889,924
13,047	Royal Unibrew AS	1,141,935
40,879	Sydbank AS	1,921,306
	Total Denmark	17,564,231
Finland – 0.1%
55,847	Musti Group OYJ*	1,235,773
312,211	Outokumpu OYJ	1,451,042
172,286	Talenom OYJ(b)	1,097,201
	Total Finland	3,784,016
France – 7.6%
478,187	Accor SA	17,103,196
124,800	Arkema SA	13,027,548
17,796	Aubay	824,009
54,209	Capgemini SE	10,075,753
554,010	Cie Generale des Etablissements Michelin SCA	17,308,452
234,203	Danone SA	13,647,689
22,519	Dassault Aviation SA	4,420,454
81,657	Dassault Systemes SE	3,229,270
10,014	Esker SA	1,720,265
34,726	EssilorLuxottica SA	6,524,629
7,771	Kering SA	4,143,547
130,501	Legrand SA	12,854,643
12,628	L’Oreal SA	5,534,902
12,151	LVMH Moet Hennessy Louis Vuitton SE	10,276,567
54,191	Pernod Ricard SA	10,621,110
60,493	Rexel SA	1,416,534
29,404	Safran SA	4,713,290
97,855	Schneider Electric SE	16,747,288
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
France – (continued)
13,335	Teleperformance SE	$1,845,506
104,022	Thales SA	15,202,333
212,078	TotalEnergies SE	13,335,554
229,974	Veolia Environnement SA	7,169,825
	Total France	191,742,364
Germany – 6.5%
6,224	Adesso SE	780,132
21,782	adidas AG	4,356,300
67,748	Allianz SE, Class Registered Shares	16,481,122
14,604	Atoss Software AG	3,555,293
292,673	BASF SE	14,843,807
75,605	Bayer AG, Class Registered Shares	4,148,609
38,640	Beiersdorf AG	5,060,350
58,787	Daimler Truck Holding AG	2,069,701
70,619	Deutsche Boerse AG	12,537,720
325,868	Deutsche Telekom AG, Class Registered Shares	6,975,751
260,952	DHL Group	12,191,375
20,780	Elmos Semiconductor SE	1,505,186
155,255	Evotec SE*	3,642,888
99,865	GEA Group AG	3,941,638
214,155	Henkel AG & Co. KGaA	16,429,913
5,984	HOCHTIEF AG	640,106
41,849	Infineon Technologies AG	1,498,168
66,004	Kloeckner & Co. SE	563,809
47,832	Knorr-Bremse AG	3,274,351
27,571	LEG Immobilien SE*	1,991,039
24,331	Mensch und Maschine Software SE	1,451,001
7,769	Nagarro SE*(b)	585,527
57,287	Nexus AG	3,503,383
57,457	Puma SE	3,864,369
37,408	Rheinmetall AG	10,193,256
15,558	Salzgitter AG	458,971
92,553	SAP SE	12,928,211
9,283	Sartorius AG	3,793,096
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Germany – (continued)
32,051	Suedzucker AG	$517,246
37,050	Symrise AG, Class A Shares	3,863,738
110,535	TAG Immobilien AG*	1,255,709
114,310	Vonovia SE	2,739,724
33,408	Wuestenrot & Wuerttembergische AG	556,410
33,690	Zalando SE*(a)	1,049,520
	Total Germany	163,247,419
Greece – 0.1%
201,523	Sarantis SA	1,690,383
Hong Kong – 2.3%
1,188,410	AIA Group Ltd.	10,729,861
6,804,500	BOC Hong Kong Holdings Ltd.	18,943,251
513,142	Budweiser Brewing Co. APAC Ltd.(a)	1,115,566
2,028,500	CK Hutchison Holdings Ltd.	11,063,798
1,222,000	CLP Holdings Ltd.	9,565,627
243,096	Galaxy Entertainment Group Ltd.*	1,605,452
66,000	Hong Kong Exchanges & Clearing Ltd.	2,564,752
576,500	Kerry Properties Ltd.	1,062,079
97,488	Techtronic Industries Co., Ltd.	965,766
	Total Hong Kong	57,616,152
India – 6.2%
108,821	Aarti Industries Ltd.	645,864
40,992	Aarti Pharmalabs Ltd.*	196,200
117,565	Aavas Financiers Ltd.*	2,323,000
480,912	Axis Bank Ltd.	5,633,761
126,233	Bajaj Finance Ltd.	10,931,711
203,759	Berger Paints India Ltd.	1,775,415
212,355	Bharti Airtel Ltd.	2,096,136
86,831	Birlasoft Ltd.	535,117
599,992	CESC Ltd.	604,746
410,468	Cholamandalam Investment & Finance Co., Ltd.	5,554,605
67,259	Cigniti Technologies Ltd.	653,140
21,040	Divi’s Laboratories Ltd.	911,680
22,006	Dixon Technologies India Ltd.*	1,331,482
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
64,973	Dr Lal PathLabs Ltd.	$1,700,507
927,490	Edelweiss Financial Services Ltd.	608,084
79,846	Elecon Engineering Co., Ltd.	854,037
303,121	Elgi Equipments Ltd.	1,799,332
46,295	GMM Pfaudler Ltd.	881,480
152,584	Godrej Consumer Products Ltd.*	1,855,833
65,521	Godrej Properties Ltd.*	1,297,692
643,584	HDFC Bank Ltd.	12,260,980
75,061	HDFC Bank Ltd., ADR	4,677,051
367,553	HDFC Life Insurance Co., Ltd.(a)	2,873,797
182,842	Hindustan Unilever Ltd.	5,545,620
350,145	ICICI Bank Ltd., ADR	8,112,860
29,241	Info Edge India Ltd.	1,532,967
97,533	Jio Financial Services Ltd.*	283,957
1,319,532	JM Financial Ltd.	1,255,845
154,873	Jubilant Foodworks Ltd.	960,063
278,900	KPIT Technologies Ltd.	3,960,468
123,274	Larsen & Toubro Ltd.	4,021,775
92,273	LIC Housing Finance Ltd.	472,772
43,078	Mahindra & Mahindra Ltd.	821,623
50,059	Maruti Suzuki India Ltd.	6,053,131
154,068	Max Financial Services Ltd.*	1,732,527
97,193	Max Healthcare Institute Ltd.*	689,731
72,342	Mold-Tek Packaging Ltd.	842,393
58,964	Muthoot Finance Ltd.	898,020
2,357,489	National Aluminium Co., Ltd.	2,677,332
483,272	NCC Ltd.	1,008,611
325,030	Nippon Life India Asset Management Ltd.(a)	1,225,469
2,347,687	NTPC Ltd.	6,219,767
11,405	Nuvama Wealth Management Ltd.*(c)(d)@	483,796
1,179,538	Power Finance Corp., Ltd.	3,682,404
274,623	Redington Ltd.	521,038
101,986	Reliance Industries Ltd.	2,961,421
122,945	SBI Life Insurance Co., Ltd.(a)	1,928,017
30,214	SRF Ltd.	859,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
India – (continued)
1,245,309	Star Health & Allied Insurance Co., Ltd.*	$9,549,478
39,420	Supreme Industries Ltd.	2,217,578
79,703	Tarsons Products Ltd.*	496,085
116,051	Tata Communications Ltd.	2,521,750
19,660	Tata Consultancy Services Ltd.	799,483
120,114	Tata Consumer Products Ltd.	1,214,863
258,103	Titan Co., Ltd.	9,711,732
42,738	Trent Ltd.	1,060,844
145,481	Varun Beverages Ltd.	1,587,079
435,678	Vijaya Diagnostic Centre Pvt Ltd.	2,755,551
1,935,187	Zomato Ltd.*	2,302,202
	Total India	154,969,750
Indonesia – 0.7%
17,495,200	Bank Central Asia Tbk PT	10,592,353
7,434,129	Bank Rakyat Indonesia Persero Tbk PT	2,707,742
724,000	Indo Tambangraya Megah Tbk PT	1,374,281
26,438,600	Sarana Menara Nusantara Tbk PT	1,787,383
	Total Indonesia	16,461,759
Ireland – 1.4%
1,881,401	AIB Group PLC	8,571,707
658,829	Bank of Ireland Group PLC	6,570,075
113,366	CRH PLC	6,514,188
179,132	Experian PLC	6,250,142
21,882	Kerry Group PLC, Class A Shares	2,043,495
46,419	Ryanair Holdings PLC, ADR*	4,607,086
	Total Ireland	34,556,693
Israel – 0.2%
336,552	Bezeq The Israeli Telecommunication Corp., Ltd.	455,432
72,189	Nayax Ltd.*	1,625,484
7,926	Nice Ltd., ADR*	1,543,985
21,828	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,262,933
	Total Israel	4,887,834
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Italy – 2.0%
55,637	Amplifon SpA	$1,808,561
356,025	Azimut Holding SpA	8,233,608
318,914	Banca Mediolanum SpA	2,909,567
708,073	Banco BPM SpA	3,390,725
1,111,957	BPER Banca	3,348,530
20,019	Buzzi SpA	599,561
26,165	DiaSorin SpA	2,762,358
43,523	Digital Value SpA	3,056,111
2,298,355	Enel SpA	15,443,450
147,249	Ermenegildo Zegna NV	2,205,790
47,630	Gruppo MutuiOnline SpA	1,347,821
193,751	Iveco Group NV*	1,921,549
422,154	Unipol Gruppo SpA	2,350,869
	Total Italy	49,378,500
Japan – 13.7%
53,200	Adastria Co., Ltd.	1,063,310
33,800	Alfresa Holdings Corp.	578,932
413,300	Asahi Group Holdings Ltd.	16,098,850
140,922	Avant Group Corp.	1,365,730
160,081	AZ-COM MARUWA Holdings Inc.	2,497,701
46,740	Base Co., Ltd.	1,398,586
81,400	Calbee Inc.	1,624,723
484,900	Chiba Bank Ltd.	3,465,319
150,500	Chugai Pharmaceutical Co., Ltd.	4,573,328
96,000	Citizen Watch Co., Ltd.	588,806
158,200	Credit Saison Co., Ltd.	2,472,921
61,500	Daicel Corp.	513,330
18,000	Daido Steel Co., Ltd.	744,275
94,400	Daiichi Sankyo Co., Ltd.	2,798,898
15,300	Daikin Industries Ltd.	2,639,295
41,200	Daiwabo Holdings Co., Ltd.	834,962
43,600	Disco Corp.	8,606,074
60,200	EDION Corp.	605,894
195,700	Electric Power Development Co., Ltd.	3,054,222
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
68,000	Ezaki Glico Co., Ltd.	$1,794,160
168,200	Fujikura Ltd.	1,392,173
39,326	Funai Soken Holdings Inc.	728,112
47,500	GungHo Online Entertainment Inc.	781,392
242,700	Hachijuni Bank Ltd.	1,308,173
27,000	Hanwa Co., Ltd.	859,093
8,800	Hikari Tsushin Inc.	1,463,359
48,310	Hirose Electric Co., Ltd.	5,844,256
506,500	Honda Motor Co., Ltd.	16,338,663
94,400	IDOM Inc.	508,597
1,176	Invincible Investment Corp.	488,674
43,300	JAFCO Group Co., Ltd.	555,096
277,200	Japan Elevator Service Holdings Co., Ltd.	4,610,038
112,846	JCR Pharmaceuticals Co., Ltd.	986,729
99,600	JGC Holdings Corp.	1,329,935
69,100	JTEKT Corp.	624,675
135,600	Kansai Paint Co., Ltd.	2,222,937
13,296	Keyence Corp.	5,529,082
142,200	Kobe Steel Ltd.	1,784,359
837,500	Koito Manufacturing Co., Ltd.	14,210,502
580,100	Komatsu Ltd.	16,612,430
11,100	Kose Corp.	925,444
17,400	Lawson Inc.	830,224
136,600	Lion Corp.	1,487,268
17,300	Macnica Holdings Inc.	811,707
591,100	Makita Corp.	16,254,975
67,263	Management Solutions Co., Ltd.(b)	1,774,604
621,900	Mebuki Financial Group Inc.	1,721,012
38,500	Medipal Holdings Corp.	659,826
766,600	MINEBEA MITSUMI Inc.	12,987,907
1,022,900	Mitsubishi Electric Corp.	13,380,708
990,100	Mitsubishi Motors Corp.	3,882,658
56,500	Mitsui Fudosan Co., Ltd.	1,237,230
117,900	m-up Holdings Inc.	1,206,624
58,200	Murata Manufacturing Co., Ltd.	3,288,132
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
638,700	Nabtesco Corp.	$12,085,995
81,500	Nextage Co., Ltd.	1,833,757
21,520	NexTone Inc.*	275,495
72,800	NHK Spring Co., Ltd.	564,745
3,598,500	Nippon Telegraph & Telephone Corp.	4,157,717
52,500	Nishimatsuya Chain Co., Ltd.	606,075
175,500	Nomura Research Institute Ltd.	5,037,324
364,000	North Pacific Bank Ltd.	766,243
32,300	NS United Kaiun Kaisha Ltd.	901,458
2,154,400	NSK Ltd.	12,501,116
298,800	Olympus Corp.	4,079,066
45,900	Otsuka Holdings Co., Ltd.	1,748,798
177,200	Outsourcing Inc.	1,386,421
128,600	Persol Holdings Co., Ltd.	2,198,438
265,200	Premium Group Co., Ltd.	2,967,494
426,806	Prestige International Inc.	1,722,133
126,304	Rakus Co., Ltd.	2,049,005
54,200	Recruit Holdings Co., Ltd.	1,932,549
1,461,000	Resona Holdings Inc.	7,742,413
292,700	Rohto Pharmaceutical Co., Ltd.	7,624,496
47,800	Sankyo Co., Ltd.	2,081,365
36,900	Sanwa Holdings Corp.	561,170
892	Sekisui House REIT Inc.	515,416
119,400	Seven & i Holdings Co., Ltd.	4,901,123
312,700	Shimadzu Corp.	9,191,418
47,600	Shiseido Co., Ltd.	1,944,119
363,396	SIGMAXYZ Holdings Inc.	4,077,630
162,600	SKY Perfect JSAT Holdings Inc.	739,549
14,200	SMC Corp.	6,866,375
75,938	SMS Co., Ltd.	1,461,866
170,700	Sojitz Corp.	3,667,870
41,300	Sony Group Corp.	3,437,020
84,600	Stanley Electric Co., Ltd.	1,484,288
67,300	Strike Co., Ltd.	1,477,527
56,300	Sumitomo Metal Mining Co., Ltd.	1,737,772
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Japan – (continued)
51,200	Sumitomo Rubber Industries Ltd.	$539,850
391,582	Systena Corp.	724,746
33,300	Taiheiyo Cement Corp.	638,469
37,400	Taisei Corp.	1,258,376
76,900	Takashimaya Co., Ltd.	1,154,598
13,100	Temairazu Inc.(b)	301,346
123,900	Tokyo Steel Manufacturing Co., Ltd.	1,393,378
83,800	Tokyo Tatemono Co., Ltd.	1,101,141
191,500	Tokyu Fudosan Holdings Corp.	1,192,050
702,600	Tosoh Corp.	9,093,321
128,200	Toyo Suisan Kaisha Ltd.	5,293,027
54,000	Toyo Tire Corp.	813,190
28,400	Toyota Boshoku Corp.	537,183
30,400	Transcosmos Inc.	664,907
10,100	Yamato Kogyo Co., Ltd.	486,895
143,500	Yokogawa Electric Corp.	2,825,565
37,900	Yokohama Rubber Co., Ltd.	769,981
1,039,400	Z Holdings Corp.	3,115,956
	Total Japan	344,175,135
Jersey, Channel Islands – 0.2%
446,667	JTC PLC	3,942,675
Luxembourg – 0.1%
41,447	Eurofins Scientific SE	2,545,134
9,272	Tenaris SA	148,031
4,648	Tenaris SA, ADR	148,411
	Total Luxembourg	2,841,576
Malaysia – 0.0%
3,746,000	CTOS Digital Bhd	1,146,327
Mexico – 0.3%
328,723	Grupo Mexico SAB de CV, Class B Shares	1,571,177
402,384	Qualitas Controladora SAB de CV	3,165,457
580,927	Wal-Mart de Mexico SAB de CV	2,290,116
	Total Mexico	7,026,750
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Netherlands – 3.6%
1,468	Adyen NV*(a)	$1,223,112
278,137	Akzo Nobel NV	22,581,342
20,718	ASML Holding NV	13,629,310
56,447	Euronext NV(a)	4,067,744
25,616	Heineken NV	2,489,318
1,311,846	ING Groep NV	18,593,457
47,805	Koninklijke Philips NV	1,073,763
138,572	Prosus NV*	9,548,331
198,549	Randstad NV	11,627,781
46,491	Wolters Kluwer NV	5,604,537
	Total Netherlands	90,438,695
Norway – 1.6%
880,946	Aker BP ASA	23,923,285
644,780	DNB Bank ASA	12,758,612
219,311	Elkem ASA(a)	453,227
98,031	Europris ASA(a)	557,935
146,756	Golden Ocean Group Ltd.	1,080,396
618,536	MPC Container Ships ASA	1,071,901
784,525	Norwegian Air Shuttle ASA*	664,035
	Total Norway	40,509,391
Peru – 0.1%
19,669	Credicorp Ltd.	2,781,787
15,112	InRetail Peru Corp.(a)	511,541
	Total Peru	3,293,328
Philippines – 0.2%
1,809,782	Ayala Land Inc.	867,027
831,924	BDO Unibank Inc.	2,056,021
153,440	SM Investments Corp.	2,254,659
	Total Philippines	5,177,707
Poland – 0.2%
2,742	Benefit Systems SA*	1,123,518
177,058	InPost SA*	2,079,451
65,584	LiveChat Software SA(b)	2,126,147
	Total Poland	5,329,116
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Portugal – 0.3%
401,250	Galp Energia SGPS SA	$5,519,861
107,883	Jeronimo Martins SGPS SA	2,732,857
	Total Portugal	8,252,718
Russia – 0.0%
322,796	Fix Price Group PLC, GDR*(a)(c)(d)	32,280
5,600	Novatek PJSC, GDR*(c)(d)@	112
978,392	Sberbank of Russia PJSC(c)(d)@	591
	Total Russia	32,983
Saudi Arabia – 0.1%
109,166	Al Hammadi Holding	1,563,955
141,792	Saudi National Bank	1,350,321
	Total Saudi Arabia	2,914,276
Singapore – 1.2%
14,244,900	Genting Singapore Ltd.	9,220,936
3,697,500	Golden Agri-Resources Ltd.	682,930
153,954	Hafnia Ltd.	901,614
37,321	Sea Ltd., ADR*	1,404,389
309,800	Sembcorp Industries Ltd.	1,225,598
1,148,200	Sheng Siong Group Ltd.	1,291,129
723,800	United Overseas Bank Ltd.	15,220,558
1,056,800	Yanlord Land Group Ltd.*	526,995
	Total Singapore	30,474,149
South Africa – 0.1%
18,312	Capitec Bank Holdings Ltd.	1,531,336
25,957	Gold Fields Ltd.	330,551
62,291	Gold Fields Ltd., ADR	786,735
4,576	Naspers Ltd., Class N Shares	776,680
	Total South Africa	3,425,302
South Korea – 2.9%
7,591	AfreecaTV Co., Ltd.	467,037
101,330	BNK Financial Group Inc.	520,985
51,409	GS Engineering & Construction Corp.	563,078
11,784	HAESUNG DS Co., Ltd.	609,799
55,844	Hanwha Corp.	1,052,610
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
South Korea – (continued)
9,799	HD Hyundai Electric Co., Ltd.	$519,560
16,510	HD Hyundai Heavy Industries Co., Ltd.(b)	1,627,184
99,278	HD Hyundai Infracore Co., Ltd.	786,946
36,621	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,414,772
57,444	Hyundai Marine & Fire Insurance Co., Ltd.	1,310,719
14,145	Hyundai Wia Corp.	613,883
97,432	JB Financial Group Co., Ltd.	713,114
8,269	JYP Entertainment Corp.	699,006
28,674	Korea Aerospace Industries Ltd.(b)	1,093,455
23,806	LEENO Industrial Inc.(b)	3,018,475
1,198	LG Chem Ltd.	525,936
12,895	LOTTE Fine Chemical Co., Ltd.	587,107
17,540	LS Corp.	1,414,320
72,292	LX INTERNATIONAL Corp.	1,653,242
17,760	NAVER Corp.	2,867,453
132,454	NICE Information Service Co., Ltd.	979,545
11,094	OCI Holdings Co., Ltd.	769,566
23,698	Poongsan Corp.	630,400
506,550	Samsung Electronics Co., Ltd.	25,564,130
1,462	Samsung SDI Co., Ltd.	676,244
140,338	SK Hynix Inc.	12,888,894
11,931	Tokai Carbon Korea Co., Ltd.(b)	825,037
22,326	Youngone Corp.	904,387
113,553	Yuhan Corp.	6,232,343
	Total South Korea	73,529,227
Spain – 1.0%
76,071	Acerinox SA	762,981
153,879	Amadeus IT Group SA	10,525,822
1,167,308	Banco de Sabadell SA	1,348,903
1,717,134	CaixaBank SA	6,939,366
33,700	Compania de Distribucion Integral Logista Holdings SA	911,628
156,820	Fluidra SA	3,514,158
39,433	Indra Sistemas SA	556,622
79,096	Inmobiliaria Colonial Socimi SA	479,680
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Spain – (continued)
59,738	Merlin Properties Socimi SA	$533,702
	Total Spain	25,572,862
Sweden – 3.0%
127,549	Assa Abloy AB, Class B Shares	2,876,075
56,233	Betsson AB, Class B Shares*	628,064
339,448	Cloetta AB, Class B Shares	571,259
890,196	Electrolux AB, Class B Shares	9,773,011
1,510,172	Elekta AB, Class B Shares(b)	10,760,302
193,892	Epiroc AB, Class A Shares	3,704,970
185,379	Essity AB, Class B Shares	4,324,285
464,655	Fortnox AB	2,412,719
631,318	Getinge AB, Class B Shares	10,913,472
163,681	Hemnet Group AB	2,967,880
63,321	Olink Holding AB, ADR*(b)	1,046,696
846,190	SKF AB, Class B Shares	13,683,082
522,725	SSAB AB, Class B Shares	2,883,416
553,028	Storskogen Group AB, Class B Shares	415,768
182,075	Svenska Cellulosa AB SCA, Class B Shares	2,422,784
110,566	Swedbank AB, Class A Shares	1,960,458
21,185	Thule Group AB(a)	609,100
3,280,064	VEF AB*	713,685
40,021	Vitec Software Group AB, Class B Shares	2,161,242
	Total Sweden	74,828,268
Switzerland – 5.1%
18,017	Accelleron Industries AG	487,382
87,982	Alcon Inc.	7,349,572
1,920	Barry Callebaut AG, Class Registered Shares	3,345,104
154	Chocoladefabriken Lindt & Spruengli AG	1,841,002
18,236	Cie Financiere Richemont SA, Class Registered Shares	2,586,016
6,210	Geberit AG, Class Registered Shares	3,212,569
1,290	Givaudan SA, Class Registered Shares	4,291,002
1,028,775	Glencore PLC	5,478,326
446,340	Julius Baer Group Ltd.	30,972,822
4,415	Lonza Group AG, Class Registered Shares	2,436,024
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Switzerland – (continued)
194,848	Nestle SA, Class Registered Shares	$23,428,584
5,139	Partners Group Holding AG	5,537,245
41,666	Roche Holding AG	12,252,084
24,114	Schindler Holding AG	5,369,097
61,216	SGS SA, Class Registered Shares	5,569,319
12,786	Sika AG, Class Registered Shares	3,612,497
360,634	UBS Group AG, Class Registered Shares	9,573,787
	Total Switzerland	127,342,432
Taiwan – 2.6%
169,844	Chief Telecom Inc.	1,969,032
61,000	Chroma ATE Inc.	534,006
216,336	Delta Electronics Inc.	2,341,281
91,000	Elite Material Co., Ltd.	1,241,265
46,000	International Games System Co., Ltd.	829,317
859,000	King Yuan Electronics Co., Ltd.	2,064,586
255,285	Materials Analysis Technology Inc.	2,433,710
185,000	Powertech Technology Inc.	578,813
832,000	Radiant Opto-Electronics Corp.	3,114,564
305,000	Simplo Technology Co., Ltd.	2,941,195
437,000	Supreme Electronics Co., Ltd.	660,690
340,000	T3EX Global Holdings Corp.	795,026
92,000	TaiDoc Technology Corp.	496,405
1,022,320	Taiwan Semiconductor Manufacturing Co., Ltd.	17,608,707
290,488	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	27,180,962
40,981	Voltronic Power Technology Corp.*	1,863,075
	Total Taiwan	66,652,634
Thailand – 0.3%
1,746,400	AP Thailand PCL(c)	633,332
1,118,900	Betagro PCL(c)	798,758
73,800	Bumrungrad Hospital PCL(c)@	545,808
1,031,000	CP ALL PCL, Class F Shares(c)	1,920,981
2,016,900	Regional Container Lines PCL(c)	1,244,005
19,912,600	Sansiri PCL(c)	1,159,957
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
Thailand – (continued)
1,174,100	Supalai PCL(c)	$727,526
	Total Thailand	7,030,367
Turkey – 0.3%
173,638	Anadolu Efes Biracilik Ve Malt Sanayii AS	700,866
64,380	Dogus Otomotiv Servis ve Ticaret AS	686,131
343,984	Enerjisa Enerji AS(a)	659,573
1,442,819	Sok Marketler Ticaret AS	3,348,924
64,412	Turk Traktor ve Ziraat Makineleri AS	2,195,150
	Total Turkey	7,590,644
United Arab Emirates – 0.0%
81,922	Network International Holdings PLC*(a)	402,441
United Kingdom – 9.7%
206,367	AJ Bell PLC	758,601
59,944	Ashtead Group PLC	4,184,571
138,189	Ashtead Technology Holdings PLC	707,038
588,445	Associated British Foods PLC	14,817,870
68,772	AstraZeneca PLC, ADR	4,664,117
439,038	B&M European Value Retail SA	3,211,821
865,263	BAE Systems PLC	11,010,653
134,112	Balfour Beatty PLC	555,918
1,053,625	Baltic Classifieds Group PLC	2,809,100
450,680	Bridgepoint Group PLC(a)	988,994
590,777	Bytes Technology Group PLC	3,632,033
12,629,721	Centrica PLC	24,223,073
27,874	Croda International PLC	1,945,194
103,323	Darktrace PLC*	469,945
222,995	Diageo PLC	9,140,614
455,779	DiscoverIE Group PLC	4,196,475
136,786	Drax Group PLC	955,560
3,405,672	DS Smith PLC	13,469,897
60,770	Dunelm Group PLC	892,526
83,309	easyJet PLC*	446,479
591,994	Entain PLC	8,679,881
63,548	Ergomed PLC*	839,392
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United Kingdom – (continued)
148,585	Future PLC	$1,461,342
1,500,883	Haleon PLC	6,118,485
3,436,365	HSBC Holdings PLC	25,378,866
367,125	IMI PLC	6,963,793
92,349	Inchcape PLC	890,282
87,696	Intertek Group PLC	4,589,172
138,308	Investec PLC	816,244
53,726	JET2 PLC	716,243
1,257,556	Johnson Service Group PLC	1,892,320
73,215	Keller Group PLC	711,036
858,751	Kin & Carta PLC*	886,567
5,905,624	Legal & General Group PLC	16,328,891
52,704	London Stock Exchange Group PLC	5,457,243
415,617	Marks & Spencer Group PLC*	1,193,893
381,261	Mortgage Advice Bureau Holdings Ltd.(c)	2,697,029
2,068,685	NatWest Group PLC	6,015,398
189,801	Ocado Group PLC*	2,083,679
191,577	OSB Group PLC	828,287
309,651	Patisserie Holdings PLC*(c)(d)	3,922
718,300	Persimmon PLC	9,659,899
265,284	Redde Northgate PLC	1,078,517
247,628	Rightmove PLC	1,749,858
1,300,531	Smith & Nephew PLC	17,570,905
25,423	Spirax-Sarco Engineering PLC	3,254,941
24,976	TORM PLC, Class A Shares	615,495
96,825	Unilever PLC	4,951,587
67,428	Vistry Group PLC	665,377
16,363	Willis Towers Watson PLC	3,383,214
271,581	YouGov PLC	2,993,907
12,330	YuLife Holdings Ltd., Class C Shares*(c)@	278,526
	Total United Kingdom	243,834,670
United States – 1.6%
43,218	Agilent Technologies Inc.	5,232,403
43,704	Analog Devices Inc.	7,944,513
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
United States – (continued)
11,191	ANSYS Inc.*	$3,568,474
9,086	BeiGene Ltd., ADR*	1,885,799
59,889	Bruker Corp.	3,928,718
26,998	Cadence Design Systems Inc.*	6,491,399
572	Canva Inc., Private Placement*(c)@	610,130
97,853	Codere Online Luxembourg SA Forward Shares*(c)	306,280
24,735	Codere Online Luxembourg SA Founders Shares*(c)	77,421
1,830	Codere Online Luxembourg SA Private Shares*(c)	5,728
102,264	Coupang Inc., Class A Shares*	1,940,971
11,447	Linde PLC	4,430,447
8,252	Mastercard Inc., Class A Shares	3,405,105
1,516	MSCI Inc., Class A Shares	824,128
404	S&P Global Inc.	157,908
7,757	Starbucks Corp.	755,842
	Total United States	41,565,266
Uruguay – 0.5%
10,003	MercadoLibre Inc.*	13,727,717
	TOTAL COMMON STOCKS (Cost – $1,921,671,746)	2,213,884,513
EXCHANGE TRADED FUNDS (ETFs) – 8.9%
United States – 8.9%
1,217,959	iShares Core MSCI Emerging Markets	59,753,069
3,242,315	iShares MSCI EAFE Value	160,202,784
28,655	Vanguard FTSE All World ex-US Small-Capital	3,194,746
	Total United States	223,150,599
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $221,228,883)	223,150,599
PREFERRED STOCKS – 0.0%
United States – 0.0%
31	Canva Inc., Series A, Private Placement*(c)@	33,066
1	Canva Inc., Series A-3, Private Placement*(c)@	1,067
	Total United States	34,133
	TOTAL PREFERRED STOCKS (Cost – $54,552)	34,133
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
WARRANTS – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.*	$—
United States – 0.0%
915	Codere Online Luxembourg SA*	168
	TOTAL WARRANTS (Cost – $0)	168
RIGHT – 0.0%
Canada – 0.0%
2,323	Constellation Software Inc.* (Cost – $1,374)	1,289
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,142,956,555)	2,437,070,702
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 3.2%
TIME DEPOSITS – 3.2%
21,020AUD	ANZ National Bank – Hong Kong, 2.860% due 9/1/23	13,619
$8,420,234	ANZ National Bank – London, 4.680% due 9/1/23	8,420,234
10,004,387	Barclays Bank PLC – London, 4.680% due 9/1/23	10,004,387
306,462CHF	BNP Paribas SA – Paris, 0.740% due 9/1/23	346,911
	Brown Brothers Harriman – Grand Cayman:
15,610DKK	2.250% due 9/1/23	2,271
1,798,484SEK	2.460% due 9/1/23	164,274
458NOK	2.800% due 9/1/23	43
144,203CAD	3.830% due 9/1/23	106,723
46GBP	4.170% due 9/1/23	58
448,614ZAR	6.160% due 9/1/23	23,754
1,268,379EUR	Citibank – London, 2.630% due 9/1/23	1,375,303
16,032,722	Citibank – New York, 4.680% due 9/1/23	16,032,722
1,929,742HKD	Hong Kong & Shanghai Bank – Hong Kong, 1.200% due 9/1/23	246,064
35,822SGD	Hong Kong & Shanghai Bank – Singapore, 2.810% due 9/4/23	26,508
14,732,842	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	14,732,842
109,311GBP	Skandinaviska Enskilda Banken AB – Stockholm, 4.170% due 9/1/23	138,465
	Sumitomo Mitsui Banking Corp. – Tokyo:
84,181,315JPY	(0.530)% due 9/1/23	578,665
28,382,276	4.680% due 9/1/23	28,382,276
	TOTAL TIME DEPOSITS (Cost – $80,595,119)	80,595,119
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (continued)

Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.8%
MONEY MARKET FUND – 0.8%
20,632,983	Federated Government Obligations Fund, Premier Class, 5.165%(e) (Cost – $20,632,983)	$20,632,983
	TOTAL INVESTMENTS – 100.8% (Cost – $2,244,184,657)	2,538,298,804
	Liabilities in Excess of Other Assets – (0.8)%	(19,438,948)
	TOTAL NET ASSETS – 100.0%	$2,518,859,856

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $19,917,157 and represents 0.79% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $44,078,747 and represents 1.75% of net assets.

(d)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(e)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Bumrungrad Hospital PCL	1/27/2023	$79,602	$545,808	0.02%
Canva Inc., Private Placement	8/16/2021	397,070	610,130	0.02%
Canva Inc., Series A, Private Placement	11/4/2021	52,848	33,066	0.00%*
Canva Inc., Series A-3, Private Placement	11/4/2021	1,705	1,067	0.00%*
Novatek PJSC, GDR	3/19/2020	251,081	112	0.00%*
Nuvama Wealth Management Ltd.	6/2/2023	1,385	483,796	0.02%
Sberbank of Russia PJSC	4/6/2017	557,253	591	0.00%*
TCS Group Holding PLC, GDR	1/24/2022	381,460	2	0.00%*
YuLife Holdings Ltd., Class C Shares	10/11/2022	243,652	278,526	0.01%
			$1,953,098	0.07%

*
Position represents less than 0.005%.

Abbreviations used in this schedule:
ADR
 —    American Depositary Receipts

GDR
 —    Global Depositary Receipts

PCL
 —    Public Company Limited

PLC
 —    Public Limited Company

REIT
 —    Real Estate Investment Trust

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations International Equity Fund (concluded)

Summary of Investments by Security Sector^
Financial	18.0%
Consumer Non-cyclical	16.9
Industrial	15.7
Consumer Cyclical	10.0
Technology	9.3
Basic Materials	5.7
Communications	4.5
Energy	4.3
Utilities	2.8
Exchange Traded Funds (ETFs)	8.8
Short-Term Investments	3.2
Money Market Fund	0.8
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
32	1,490,560 CHF	Belimo Holding AG, Call	BBH	9/15/23	$65.00	$(362)
59	191,691 EUR	Daimler Truck Holding AG, Call	GSC	9/15/23	35.00	(192)
21	2,005,920 CHF	Partners Group Holding AG, Call	BBH	9/15/23	1,040.00	(5,682)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $10,694)				$(6,236)
Currency Abbreviations used in this schedule:
AUD
 —    Australian Dollar

CAD
 —    Canadian Dollar

CHF
 —    Swiss Franc

DKK
 —    Danish Krone

EUR
 —    Euro

GBP
 —    British Pound

HKD
 —    Hong Kong Dollar

JPY
 —    Japanese Yen

NOK
 —    Norwegian Krone

SEK
 —    Swedish Krona

SGD
 —    Singapore Dollar

ZAR
 —    South African Rand

Counterparty Abbreviations used in this schedule:
BBH
 —    Brown Brothers Harriman & Co

GSC
 —    Goldman Sachs & Co.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund

Face Amount/Units	Security	Value
CORPORATE BOND & NOTE – 0.2%
Utilities – 0.2%
$1,300,000	Alliant Energy Corp., Senior Unsecured Notes, 3.875% due 3/15/26(a)	$1,265,550
	TOTAL CORPORATE BOND & NOTE (Cost – $1,300,000)	1,265,550
Shares/Units
COMMON STOCKS – 94.6%
BASIC MATERIALS – 5.2%
Chemicals – 3.1%
68,560	DuPont de Nemours Inc.	5,271,578
82,625	LyondellBasell Industries NV, Class A Shares	8,160,871
51,931	Nutrien Ltd. (Toronto Exchange)	3,289,501
38,650	Nutrien Ltd. (New York Exchange)	2,447,318
	Total Chemicals	19,169,268
Mining – 2.1%
85,550	Agnico Eagle Mines Ltd.(b)	4,150,031
159,243	BHP Group Ltd.	4,577,872
60,625	Freeport-McMoRan Inc.	2,419,544
27,825	Rio Tinto PLC, ADR	1,739,063
	Total Mining	12,886,510
	TOTAL BASIC MATERIALS	32,055,778
COMMUNICATIONS – 5.7%
Advertising – 0.5%
42,532	Publicis Groupe SA	3,314,048
Media – 0.6%
83,057	Comcast Corp., Class A Shares	3,883,745
Telecommunications – 4.6%
293,209	AT&T Inc.	4,336,561
141,925	BCE Inc.	6,012,276
127,110	Cisco Systems Inc.	7,289,758
1,344,800	Singapore Telecommunications Ltd.	2,365,617
330,580	Telenor ASA	3,542,550
121,225	TELUS Corp.(b)	2,128,711
77,175	Verizon Communications Inc.	2,699,582
	Total Telecommunications	28,375,055
	TOTAL COMMUNICATIONS	35,572,848
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – 6.3%
Apparel – 0.6%
6,835	Kering SA	$3,644,466
Auto Manufacturers – 0.4%
82,000	General Motors Co.	2,747,820
Distribution/Wholesale – 1.6%
57,550	LKQ Corp.	3,023,101
110,870	Mitsui & Co., Ltd.	4,101,717
7,000	Watsco Inc.	2,551,850
	Total Distribution/Wholesale	9,676,668
Lodging – 0.5%
53,847	Las Vegas Sands Corp.	2,954,046
Retail – 3.2%
41,475	Best Buy Co., Inc.	3,170,764
5,665	Cie Financiere Richemont SA, Class Registered Shares	803,344
20,710	Darden Restaurants Inc.	3,220,612
8,575	Home Depot Inc.(c)	2,832,322
8,190	McDonald’s Corp.(c)	2,302,619
101,760	Walgreens Boots Alliance Inc.	2,575,546
32,862	Walmart Inc.	5,343,690
	Total Retail	20,248,897
	TOTAL CONSUMER CYCLICAL	39,271,897
CONSUMER NON-CYCLICAL – 22.3%
Agriculture – 2.2%
132,445	British American Tobacco PLC	4,395,173
100,696	Philip Morris International Inc.	9,672,858
	Total Agriculture	14,068,031
Beverages – 3.0%
135,758	Coca-Cola Co.	8,122,401
63,921	Heineken NV	6,211,730
36,625	Keurig Dr Pepper Inc.	1,232,431
17,550	PepsiCo Inc.	3,122,496
	Total Beverages	18,689,058
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Biotechnology – 2.5%
33,815	Amgen Inc.	$8,668,137
92,503	Gilead Sciences Inc.	7,074,629
	Total Biotechnology	15,742,766
Cosmetics/Personal Care – 2.8%
94,410	Kao Corp.	3,668,455
244,743	Kenvue Inc.(c)	5,641,326
11,400	Procter & Gamble Co.	1,759,476
118,190	Unilever PLC	6,036,915
	Total Cosmetics/Personal Care	17,106,172
Food – 0.9%
113,935	Conagra Brands Inc.	3,404,378
38,835	Kellogg Co.	2,369,712
	Total Food	5,774,090
Healthcare-Products – 1.1%
87,882	Medtronic PLC	7,162,383
Healthcare-Services – 1.5%
6,903	Elevance Health Inc.	3,051,195
13,011	Humana Inc.	6,006,268
	Total Healthcare-Services	9,057,463
Household Products/Wares – 0.9%
41,665	Kimberly-Clark Corp.	5,367,702
Pharmaceuticals – 7.4%
41,086	AbbVie Inc.	6,037,999
35,276	AstraZeneca PLC	4,758,817
72,850	AstraZeneca PLC, ADR	4,940,687
19,295	Johnson & Johnson(c)	3,119,616
49,975	Merck & Co., Inc.	5,446,276
182,690	Pfizer Inc.	6,463,572
84,241	Roche Holding AG, ADR(d)	3,085,748
111,801	Sanofi	11,896,372
	Total Pharmaceuticals	45,749,087
	TOTAL CONSUMER NON-CYCLICAL	138,716,752
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – 10.6%
Oil & Gas – 6.4%
44,325	Chesapeake Energy Corp.	$3,909,908
58,976	Chevron Corp.	9,501,034
35,300	ConocoPhillips(c)	4,201,759
23,550	EOG Resources Inc.	3,029,001
10,925	Pioneer Natural Resources Co.	2,599,385
184,116	Shell PLC	5,628,897
177,080	TotalEnergies SE	11,134,865
	Total Oil & Gas	40,004,849
Oil & Gas Services – 0.4%
72,549	Baker Hughes Co., Class A Shares	2,625,548
Pipelines – 3.8%
184,925	Enbridge Inc.	6,492,630
194,727	Enterprise Products Partners LP	5,181,686
119,651	TC Energy Corp.	4,321,321
218,750	Williams Cos., Inc.	7,553,438
	Total Pipelines	23,549,075
	TOTAL ENERGY	66,179,472
FINANCIAL – 17.4%
Banks – 10.5%
89,950	Canadian Imperial Bank of Commerce	3,564,182
82,700	Fifth Third Bancorp	2,195,685
9,625	Goldman Sachs Group Inc.	3,154,209
424,290	Huntington Bancshares Inc.	4,705,376
50,145	JPMorgan Chase & Co.(c)	7,337,718
36,575	Morgan Stanley	3,114,361
603,351	Nordea Bank Abp	6,609,065
417,056	Oversea-Chinese Banking Corp., Ltd.	3,871,053
66,125	PNC Financial Services Group Inc.	7,983,271
185,040	Sumitomo Mitsui Trust Holdings Inc.	6,926,449
79,425	Truist Financial Corp.	2,426,434
131,348	US Bancorp	4,798,143
197,536	Wells Fargo & Co.	8,156,261
	Total Banks	64,842,207
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Diversified Financial Services – 1.2%
5,100	CME Group Inc., Class A Shares(c)	$1,033,668
34,401	Deutsche Boerse AG	6,107,565
	Total Diversified Financial Services	7,141,233
Equity Real Estate Investment Trusts (REITs) – 1.9%
148,700	Brixmor Property Group Inc.	3,268,426
28,660	Lamar Advertising Co., Class A Shares	2,614,365
45,562	NNN REIT Inc.	1,794,687
15,297	Prologis Inc.	1,899,887
26,175	Terreno Realty Corp.	1,593,796
27,083	VICI Properties Inc., Class A Shares	835,240
	Total Equity Real Estate Investment Trusts (REITs)	12,006,401
Insurance – 3.8%
22,681	Allianz SE, Class Registered Shares	5,517,629
32,200	American International Group Inc.	1,884,344
14,007	Everest Group Ltd.	5,052,045
85,620	NN Group NV(b)	3,301,004
25,775	Progressive Corp.	3,440,189
11,068	Zurich Insurance Group AG	5,194,254
	Total Insurance	24,389,465
	TOTAL FINANCIAL	108,379,306
INDUSTRIAL – 11.2%
Aerospace/Defense – 2.4%
24,145	Airbus SE	3,535,048
18,146	General Dynamics Corp.	4,112,609
5,425	Lockheed Martin Corp.	2,432,299
48,200	RTX Corp.	4,147,128
	Total Aerospace/Defense	14,227,084
Building Materials – 1.1%
41,100	CRH PLC, ADR	2,366,127
27,450	Heidelberg Materials AG	2,211,036
12,088	Knife River Corp.*	622,049
96,675	MDU Resources Group Inc.	1,968,303
	Total Building Materials	7,167,515
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Electrical Components & Equipment – 0.7%
42,607	Emerson Electric Co.	$4,186,138
Engineering & Construction – 0.6%
116,726	Ferrovial SE(b)	3,697,920
Hand/Machine Tools – 0.4%
29,100	Stanley Black & Decker Inc.	2,746,458
Machinery-Construction & Mining – 0.9%
6,000	Caterpillar Inc.(c)	1,686,780
310,200	Mitsubishi Electric Corp.	4,057,773
	Total Machinery-Construction & Mining	5,744,553
Machinery-Diversified – 0.6%
28,260	AGCO Corp.	3,660,518
Miscellaneous Manufacturers – 2.1%
43,421	Eaton Corp. PLC(c)	10,002,896
21,510	Siemens AG, Class Registered Shares	3,239,670
	Total Miscellaneous Manufacturers	13,242,566
Packaging & Containers – 0.7%
422,900	Amcor PLC	4,119,046
Transportation – 1.7%
107,812	DHL Group	5,036,851
4,225	Union Pacific Corp.	931,908
30,000	United Parcel Service Inc., Class B Shares	5,082,000
	Total Transportation	11,050,759
	TOTAL INDUSTRIAL	69,842,557
TECHNOLOGY – 6.0%
Computers – 0.4%
14,650	Capgemini SE	2,722,976
Semiconductors – 3.5%
7,825	Analog Devices Inc.	1,422,428
6,848	Broadcom Inc.	6,319,951
64,450	Intel Corp.	2,264,773
147,600	MediaTek Inc.	3,261,581
18,475	QUALCOMM Inc.	2,115,942
79,177	Samsung Electronics Co., Ltd.	3,225,733
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
19,725	Texas Instruments Inc.	$3,314,983
	Total Semiconductors	21,925,391
Software – 2.1%
5,125	Microsoft Corp.(c)	1,679,770
51,747	Oracle Corp.	6,229,821
41,725	Paychex Inc.	5,100,047
	Total Software	13,009,638
	TOTAL TECHNOLOGY	37,658,005
UTILITIES – 9.9%
Electric – 9.9%
31,250	Ameren Corp.	2,477,187
72,320	American Electric Power Co., Inc.	5,669,888
117,150	CenterPoint Energy Inc.	3,267,314
147,781	Dominion Energy Inc.	7,173,290
82,570	Duke Energy Corp.	7,332,216
508,909	Enel SpA	3,419,537
201,137	Engie SA	3,236,926
31,575	Entergy Corp.	3,007,519
47,500	Evergy Inc.	2,611,075
528,965	National Grid PLC	6,612,821
44,850	NextEra Energy Inc.	2,995,980
134,325	PPL Corp.	3,347,379
35,400	Public Service Enterprise Group Inc.	2,162,232
28,050	Sempra	1,969,671
97,535	Southern Co.	6,606,046
	Total Electric	61,889,081
	TOTAL UTILITIES	61,889,081
	TOTAL COMMON STOCKS (Cost – $553,625,528)	589,565,696
EXCHANGE TRADED FUNDS (ETFs) – 3.4%
131,029	iShares Core Dividend Growth	6,810,887
253,227	JPMorgan Equity Premium Income	14,076,889
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
EXCHANGE TRADED FUNDS (ETFs) – (continued)
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Cost – $20,273,430)	$20,887,776
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $575,198,958)	611,719,022
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.2%
EQUITY LINKED NOTE – 0.3%
$81,050	Merrill Lynch International & Co. CV, 0.120% due 2/20/24(d) (Cost – $1,920,017)	1,918,600
TIME DEPOSITS – 0.9%
7,553	ANZ National Bank – London, 4.680% due 9/1/23	7,553
328EUR	Citibank – London, 2.630% due 9/1/23	356
4,556,439	Citibank – New York, 4.680% due 9/1/23	4,556,439
982,815	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	982,815
46,690GBP	Skandinaviska Enskilda Banken AB – Stockholm, 4.170% due 9/1/23	59,143
48,894	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	48,894
	TOTAL TIME DEPOSITS (Cost – $5,655,200)	5,655,200
	TOTAL SHORT-TERM INVESTMENTS (Cost – $7,575,217)	7,573,800
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 1.7%
MONEY MARKET FUND – 1.7%
10,518,183	Federated Government Obligations Fund, Premier Class, 5.165%(e) (Cost – $10,518,183)	10,518,183
	TOTAL INVESTMENTS – 101.1% (Cost – $593,292,358)	629,811,005
	Liabilities in Excess of Other Assets – (1.1)%	(6,893,654)
	TOTAL NET ASSETS – 100.0%	$622,917,351

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $1,265,550 and represents 0.20% of net assets.

(b)
All or a portion of this security is on loan (See Note 5).

(c)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Equity Income Fund (concluded)

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $5,004,348 and represents 0.80% of net assets.

(e)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

PLC
 —     Public Limited Company

Summary of Investments by Security Sector^
Consumer Non-cyclical	22.0%
Financial	17.2
Industrial	11.1
Energy	10.5
Utilities	10.0
Consumer Cyclical	6.3
Technology	6.0
Communications	5.6
Basic Materials	5.1
Exchange Traded Funds (ETFs)	3.3
Short-Term Investments	1.2
Money Market Fund	1.7
100.0%

^
As a percentage of total investments.

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
15	$421,695	Caterpillar Inc., Call	CITI	9/15/23	$310.00	$(210)
150	598,650	Freeport-McMoRan Inc., Put	CITI	9/15/23	32.00	(300)
30	508,200	United Parcel Service of America Inc., Put	CITI	9/15/23	150.00	(150)
30	508,200	United Parcel Service of America Inc., Put	CITI	9/15/23	160.00	(1,080)
30	508,200	United Parcel Service of America Inc., Put	CITI	9/15/23	170.00	(7,890)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $10,376)				$(9,630)
Currency Abbreviations used in this schedule:
EUR
 —     Euro

GBP
 —     British Pound

Counterparty Abbreviations used in this schedule:
CITI
 —     Citigroup Global Markets Inc.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – 24.3%
FHLMC – 6.3%
	Federal Home Loan Mortgage Corp. (FHLMC)., Gold:
$536,291	2.000% due 5/1/36	$471,605
204,471	2.000% due 6/1/36	179,799
93,229	2.000% due 12/1/40	78,679
588,142	2.000% due 5/1/41	493,796
703,775	2.000% due 12/1/41	584,763
287,726	2.000% due 9/1/50	230,816
506,303	2.000% due 10/1/50	405,298
7,530,104	2.000% due 3/1/51	6,018,331
1,240,919	2.000% due 4/1/51	991,599
498,178	2.000% due 5/1/51	402,515
192,407	2.000% due 8/1/51	153,708
196,034	2.000% due 11/1/51	157,000
764,960	2.000% due 4/1/52	616,451
293,606	2.500% due 5/1/50	246,785
351,208	2.500% due 6/1/50	293,620
1,926,025	2.500% due 7/1/50	1,610,494
513,905	2.500% due 9/1/50	427,568
601,696	2.500% due 11/1/50	502,715
183,860	2.500% due 2/1/51	154,514
459,412	2.500% due 3/1/51	384,091
216,323	2.500% due 5/1/51	180,192
302,301	2.500% due 7/1/51	252,291
178,687	2.500% due 8/1/51	148,811
334,497	2.500% due 10/1/51	278,662
6,158,154	2.500% due 12/1/51	5,108,934
6,746,176	2.500% due 1/1/52	5,618,262
1,173,209	2.500% due 4/1/52	974,091
683,910	3.000% due 2/1/33	645,375
396,473	3.000% due 5/1/33	370,773
296,789	3.000% due 3/1/35	275,313
529,925	3.000% due 5/1/35	491,106
4,167,931	3.000% due 3/1/42	3,694,910
120,673	3.000% due 1/1/47	105,873
242,148	3.000% due 2/1/47	212,413
5,111,144	3.000% due 4/1/50	4,336,698
226,216	3.000% due 7/1/50	196,256
803,264	3.000% due 8/1/51	696,211
517,272	3.000% due 9/1/51	449,745
633,020	3.000% due 10/1/51	550,387
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FHLMC – (continued)
$7,874,084	3.000% due 1/1/52	$6,860,530
8,421,415	3.000% due 5/1/52	7,323,826
7,026,126	3.000% due 6/1/52	6,068,293
3,744,176	3.030% due 1/1/50	2,871,240
813,049	3.500% due 8/1/43	748,753
12,819,504	3.500% due 12/1/46	11,673,299
371,146	3.500% due 1/1/48	338,072
662,761	4.000% due 10/1/44	629,257
852,935	4.000% due 12/1/47	802,134
741,103	4.000% due 4/1/49	693,033
343,857	4.000% due 7/1/49	321,859
8,449,352	4.000% due 8/1/51	7,918,173
13,247,820	4.350% due 10/1/32	12,432,643
7,700,000	4.380% due 5/1/28	7,434,676
317,695	4.500% due 5/1/48	305,563
5,636,432	4.500% due 7/1/52	5,345,694
3,590,361	4.500% due 10/1/52	3,404,278
7,600,000	4.840% due 4/1/30	7,469,226
188,966	5.000% due 8/1/52	183,348
6,527,018	5.000% due 9/1/52	6,331,842
888,425	5.000% due 10/1/52	861,734
860,074	5.000% due 1/1/53	833,969
1,784,129	5.000% due 4/1/53	1,730,561
666,691	5.500% due 2/1/53	660,941
460,328	6.000% due 12/1/52	466,221
195,980	6.000% due 3/1/53	198,491
	TOTAL FHLMC	132,898,106
FNMA – 15.4%
	Federal National Mortgage Association (FNMA):
1,079,804	1.500% due 9/1/51	815,135
252,602	1.500% due 10/1/51	190,725
147,812	1.500% due 11/1/51	111,534
970,966	1.500% due 4/1/52	733,131
573,054	2.000% due 5/1/36	503,927
742,080	2.000% due 6/1/36	654,209
571,537	2.000% due 8/1/36	502,607
370,112	2.000% due 9/1/36	325,393
308,791	2.000% due 12/1/36	271,445
1,700,000	2.000% due 9/1/38(a)	1,489,215
365,382	2.000% due 9/1/40	308,430
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$870,966	2.000% due 12/1/40	$732,761
399,319	2.000% due 4/1/41	334,711
122,817	2.000% due 5/1/41	103,117
504,979	2.000% due 10/1/41	420,683
11,619,511	2.000% due 8/1/50	9,353,135
1,313,019	2.000% due 9/1/50	1,053,367
848,452	2.000% due 12/1/50	679,097
3,947,380	2.000% due 2/1/51	3,172,541
6,081,102	2.000% due 3/1/51	4,852,766
3,016,577	2.000% due 4/1/51	2,406,774
14,578,122	2.000% due 5/1/51	11,630,456
149,319	2.000% due 7/1/51	119,370
13,330,000	2.000% due 9/1/53(a)	10,613,492
225,065	2.250% due 4/1/33	181,957
94,374	2.500% due 6/1/30	87,708
760,000	2.500% due 9/1/38(a)	683,436
6,053,947	2.500% due 2/1/47	5,108,052
321,450	2.500% due 4/1/50	268,807
317,269	2.500% due 6/1/50	265,283
58,936	2.500% due 7/1/50	49,277
533,459	2.500% due 9/1/50	447,390
6,148,381	2.500% due 10/1/50	5,172,183
9,986,460	2.500% due 11/1/50	8,349,328
305,780	2.500% due 1/1/51	256,548
1,115,356	2.500% due 2/1/51	930,418
5,338,066	2.500% due 5/1/51	4,451,433
1,313,535	2.500% due 6/1/51	1,094,213
444,390	2.500% due 7/1/51	370,713
11,046,417	2.500% due 8/1/51	9,186,642
287,336	2.500% due 9/1/51	239,385
8,489,033	2.500% due 10/1/51	7,053,349
10,284,446	2.500% due 11/1/51	8,577,324
6,774,699	2.500% due 12/1/51	5,624,499
518,947	2.500% due 1/1/52	434,354
7,490,964	2.500% due 2/1/52	6,207,143
737,506	2.500% due 3/1/52	616,134
409,285	2.500% due 4/1/52	340,930
662,918	2.500% due 1/1/57	549,260
4,443,000	2.760% due 9/1/31	3,841,872
346,193	3.000% due 2/1/30	326,816
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$221,534	3.000% due 10/1/30	$208,679
504,925	3.000% due 1/1/31	476,625
1,025,584	3.000% due 11/1/36	941,667
125,000	3.000% due 9/1/38(a)	115,498
3,576,869	3.000% due 3/1/43	3,166,628
6,573,938	3.000% due 6/1/43	5,818,911
117,977	3.000% due 11/1/48	103,203
4,182,296	3.000% due 11/1/49	3,637,441
55,369	3.000% due 12/1/49	48,158
224,546	3.000% due 2/1/50	196,552
929,456	3.000% due 8/1/50	807,570
383,449	3.000% due 10/1/50	332,368
2,503,866	3.000% due 11/1/50	2,195,324
529,693	3.000% due 12/1/50	459,151
451,848	3.000% due 5/1/51	396,246
99,541	3.000% due 6/1/51	86,019
820,306	3.000% due 7/1/51	710,836
1,039,601	3.000% due 8/1/51	900,184
897,168	3.000% due 9/1/51	778,098
1,322,874	3.000% due 10/1/51	1,146,598
1,227,981	3.000% due 11/1/51	1,061,475
651,918	3.000% due 12/1/51	564,989
308,964	3.000% due 1/1/52	267,145
6,971,763	3.000% due 2/1/52	6,009,809
4,880,435	3.000% due 4/1/52	4,211,331
468,804	3.000% due 5/1/52	406,997
4,261,063	3.000% due 4/1/53	3,725,106
229,204	3.500% due 7/1/32	219,061
708,410	3.500% due 3/1/33	677,033
410,005	3.500% due 7/1/37	380,814
643,581	3.500% due 3/1/46	585,591
693,880	3.500% due 5/1/47	634,534
826,861	3.500% due 11/1/47	751,508
452,984	3.500% due 7/1/50	409,658
10,145,246	3.500% due 11/1/50	9,189,089
1,430,551	3.500% due 2/1/51	1,297,212
7,442,750	3.500% due 7/1/51	6,747,106
714,147	3.500% due 4/1/52	641,650
475,000	3.520% due 11/1/32	428,923
7,931,819	3.720% due 6/1/32	7,144,198
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$302,162	4.000% due 8/1/38	$289,641
205,000	4.000% due 9/1/38(a)	196,816
465,357	4.000% due 11/1/38	441,121
586,282	4.000% due 3/1/47	551,632
56,486	4.000% due 12/1/47	53,259
81,920	4.000% due 2/1/48	76,785
895,964	4.000% due 6/1/48	842,637
1,135,925	4.000% due 10/1/48	1,068,252
972,928	4.000% due 4/1/49	905,884
153,042	4.000% due 5/1/49	144,051
667,202	4.000% due 4/1/50	625,517
296,979	4.000% due 8/1/51	277,297
469,923	4.000% due 6/1/52	434,917
4,218,364	4.000% due 7/1/52	3,895,279
7,232,832	4.000% due 10/1/52	6,680,372
387,764	4.030% due 6/1/28	373,813
475,000	4.190% due 4/1/28	459,727
200,000	4.210% due 3/1/33	190,043
166,737	4.370% due 5/1/28	163,117
290,000	4.410% due 4/1/30	282,567
452,369	4.460% due 5/1/28	444,262
240,000	4.500% due 4/1/33	233,352
377,278	4.500% due 12/1/37	370,114
7,694,000	4.500% due 9/1/38(a)	7,495,038
227,543	4.500% due 5/1/48	220,144
227,985	4.500% due 6/1/48	219,597
3,859,770	4.500% due 10/1/50	3,724,030
3,992,129	4.500% due 7/1/52	3,785,537
7,544,373	4.500% due 8/1/52	7,153,754
880,176	4.500% due 3/1/53	834,510
20,907,000	4.500% due 9/1/53(a)	19,822,449
214,196	4.510% due 5/1/33	209,012
120,000	4.750% due 4/1/28	119,264
656,585	5.000% due 7/1/52	637,062
17,708,215	5.000% due 9/1/52	17,181,131
1,521,522	5.000% due 10/1/52	1,475,678
141,570	5.000% due 11/1/52	137,312
2,426,848	5.000% due 12/1/52	2,353,716
4,546,682	5.000% due 3/1/53	4,408,605
3,209,467	5.000% due 4/1/53	3,112,542
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
FNMA – (continued)
$1,291,971	5.092% due 5/1/44(b)	$1,310,436
458,283	5.500% due 10/1/52	454,331
846,347	5.500% due 11/1/52	835,842
1,435,060	5.500% due 12/1/52	1,417,811
6,434,970	5.500% due 1/1/53	6,352,397
774,197	5.500% due 6/1/53	764,262
19,865,000	5.500% due 9/1/53(a)	19,613,584
488,838	6.000% due 5/1/53	496,458
12,500,000	6.000% due 9/1/53(a)	12,532,715
	TOTAL FNMA	325,639,132
GNMA – 2.6%
	Government National Mortgage Association (GNMA):
2,525,000	2.000% due 9/1/53(a)	2,082,533
5,865,000	2.500% due 9/1/53(a)	4,989,374
3,737,000	3.500% due 9/1/53(a)	3,393,225
1,850,000	4.000% due 9/1/53(a)	1,723,680
2,505,000	4.500% due 9/1/53(a)	2,387,187
5,885,000	5.000% due 9/1/53(a)	5,726,496
4,725,000	5.500% due 9/1/41(a)	4,677,012
	Government National Mortgage Association (GNMA) II:
677,173	2.000% due 10/20/50	561,497
698,191	2.500% due 9/20/51	594,401
6,518,016	2.500% due 10/20/51	5,532,252
264,370	3.000% due 4/20/31	250,333
515,473	3.000% due 6/20/50	444,015
96,093	3.000% due 12/20/50	85,226
2,318,874	3.000% due 4/20/51	2,050,717
865,914	3.000% due 8/20/51	762,941
865,021	3.000% due 9/20/51	763,485
2,268,000	3.000% due 12/20/51	1,998,198
721,741	3.000% due 4/20/52	635,271
510,272	3.000% due 12/20/52	449,563
117,873	3.500% due 8/20/42	109,200
445,278	3.500% due 10/20/43	413,099
79,563	3.500% due 12/20/43	73,751
16,040	3.500% due 7/20/44	14,823
391,736	3.500% due 6/20/46	361,670
328,612	3.500% due 2/20/49	301,837
348,593	3.500% due 6/20/50	318,542
673,703	3.500% due 9/20/50	614,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
MORTGAGE-BACKED SECURITIES – (continued)
GNMA – (continued)
$3,082,735	3.500% due 10/20/51	$2,806,550
4,603,830	3.500% due 2/20/52	4,180,223
1,051,585	3.500% due 1/20/53	954,827
496,568	4.000% due 10/20/44	472,356
327,831	4.000% due 2/20/45	310,864
224,823	4.000% due 10/20/45	213,347
281,629	4.000% due 2/20/47	266,542
586,050	4.000% due 10/20/48	552,538
485,197	4.000% due 3/20/49	456,897
1,319,322	4.000% due 2/20/52	1,230,711
642,773	4.500% due 2/20/40	628,870
218,661	4.500% due 7/20/49	210,733
227,486	4.500% due 8/20/49	218,456
	TOTAL GNMA	53,817,323
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $552,906,205)	512,354,561
CORPORATE BONDS & NOTES – 23.9%
Basic Materials – 0.7%
570,000	Anglo American Capital PLC, Company Guaranteed Notes, 3.875% due 3/16/29(c)	519,860
4,600,000	ArcelorMittal SA, Senior Unsecured Notes, 6.800% due 11/29/32	4,725,847
90,000	ASP Unifrax Holdings Inc., Senior Secured Notes, 5.250% due 9/30/28(c)	60,863
385,000	BHP Billiton Finance USA Ltd., Company Guaranteed Notes, 4.900% due 2/28/33	379,892
200,000	Braskem Idesa SAPI, Senior Secured Notes, 6.990% due 2/20/32	119,772
400,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(b)	402,300
400,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	298,373
	Celanese US Holdings LLC, Company Guaranteed Notes:
735,000	6.165% due 7/15/27	735,393
380,000	6.550% due 11/15/30	380,187
200,000	CSN Resources SA, Company Guaranteed Notes, 5.875% due 4/8/32	161,747
75,000	CVR Partners LP/CVR Nitrogen Finance Corp., Senior Secured Notes, 6.125% due 6/15/28(c)	67,145
	Freeport-McMoRan Inc., Company Guaranteed Notes:
100,000	4.375% due 8/1/28	92,776
100,000	4.625% due 8/1/30	92,484
605,000	Georgia-Pacific LLC, Senior Unsecured Notes, 3.600% due 3/1/25(c)	587,309
	Glencore Funding LLC, Company Guaranteed Notes:
435,000	1.625% due 4/27/26(c)	394,319
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Basic Materials – (continued)
$380,000	5.700% due 5/8/33(c)	$372,326
105,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Senior Unsecured Notes, 9.000% due 7/1/28(c)	97,198
300,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	294,013
90,000	Mativ Holdings Inc., Company Guaranteed Notes, 6.875% due 10/1/26(c)	81,500
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	196,200
300,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	282,122
115,000	Novelis Corp., Company Guaranteed Notes, 4.750% due 1/30/30(c)	102,918
200,000	Olympus Water US Holding Corp., Senior Secured Notes, 4.250% due 10/1/28(c)	164,196
1,840,000	RPM International Inc., Senior Unsecured Notes, 2.950% due 1/15/32	1,477,042
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 5.500% due 3/18/31	160,071
680,000	Sherwin-Williams Co., Senior Unsecured Notes, 2.300% due 5/15/30	567,851
50,000	SK Invictus Intermediate II SARL, Senior Secured Notes, 5.000% due 10/30/29(c)	41,078
45,000	TMS International Corp., Senior Unsecured Notes, 6.250% due 4/15/29(c)	37,575
400,000	UPL Corp., Ltd, Company Guaranteed Notes, 4.625% due 6/16/30	330,223
400,000	Vedanta Resources Finance II PLC, Company Guaranteed Notes, 9.250% due 4/23/26(c)	227,741
165,000	WR Grace Holdings LLC, Senior Unsecured Notes, 5.625% due 8/15/29(c)	139,541
	Total Basic Materials	13,589,862
Communications – 2.3%
200,000	Acuris Finance U.S. Inc./Acuris Finance SARL, Senior Secured Notes, 5.000% due 5/1/28(c)	162,000
200,000	Altice France SA, Senior Secured Notes, 5.500% due 10/15/29(c)	144,464
475,000	Amazon.com Inc., Senior Unsecured Notes, 4.100% due 4/13/62	393,802
50,000	Arches Buyer Inc., Senior Secured Notes, 4.250% due 6/1/28(c)	43,492
	AT&T Inc., Senior Unsecured Notes:
185,000	2.750% due 6/1/31	152,837
4,546,000	2.250% due 2/1/32	3,546,806
5,485,000	2.550% due 12/1/33	4,185,199
480,000	5.400% due 2/15/34	466,128
255,000	3.800% due 12/1/57	171,972
200,000	C&W Senior Financing DAC, Senior Unsecured Notes, 6.875% due 9/15/27	185,616
	CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
150,000	5.125% due 5/1/27(c)	141,013
265,000	4.750% due 3/1/30(c)	227,845
125,000	4.500% due 8/15/30(c)	105,150
95,000	4.750% due 2/1/32(c)	78,612
60,000	4.250% due 1/15/34(c)	45,948
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
$360,000	4.200% due 3/15/28	$335,309
1,055,000	2.300% due 2/1/32	796,193
3,965,000	6.384% due 10/23/35	3,846,358
156,000	3.500% due 3/1/42	101,986
2,380,000	4.800% due 3/1/50	1,763,312
175,000	3.700% due 4/1/51	108,750
165,000	3.900% due 6/1/52	105,578
185,000	4.400% due 12/1/61	121,591
	Clear Channel Outdoor Holdings Inc.:
50,000	Company Guaranteed Notes, 7.500% due 6/1/29(c)	37,265
45,000	Senior Secured Notes, 9.000% due 9/15/28(c)	45,225
	Comcast Corp., Company Guaranteed Notes:
690,000	4.800% due 5/15/33	674,566
1,250,000	3.750% due 4/1/40	1,028,090
1,004,000	2.937% due 11/1/56	624,766
90,000	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(c)	66,882
85,000	CommScope Technologies LLC, Company Guaranteed Notes, 5.000% due 3/15/27(c)	47,258
80,000	Consolidated Communications Inc., Senior Secured Notes, 5.000% due 10/1/28(c)	59,954
430,000	Cox Communications Inc., Senior Unsecured Notes, 2.600% due 6/15/31(c)	347,429
2,766,000	Crown Castle Towers LLC, Asset Backed, 4.241% due 7/15/28(c)	2,556,075
200,000	CSC Holdings LLC, Company Guaranteed Notes, 6.500% due 2/1/29(c)	165,332
200,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	164,696
	Digicel Group Holdings Ltd.:
56,915	Senior Unsecured Notes, 8.000% due 4/1/25(c)(d)(e)	9,676
85,477	Subordinated Notes, 7.000%(c)(f)(g)	8,120
90,000	DIRECTV Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(c)	79,760
	Discovery Communications LLC, Company Guaranteed Notes:
54,000	4.125% due 5/15/29	49,571
145,000	3.625% due 5/15/30	127,351
236,000	5.200% due 9/20/47	191,050
309,000	5.300% due 5/15/49	252,012
880,000	4.650% due 5/15/50	655,931
	DISH DBS Corp.:
	Company Guaranteed Notes:
40,000	5.875% due 11/15/24	37,205
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
$75,000	5.125% due 6/1/29	$40,552
140,000	Senior Secured Notes, 5.750% due 12/1/28(c)	108,678
65,000	Embarq Corp., Senior Unsecured Notes, 7.995% due 6/1/36	39,595
	Expedia Group Inc., Company Guaranteed Notes:
455,000	5.000% due 2/15/26	449,691
875,000	3.800% due 2/15/28	815,553
	Frontier Communications Holdings LLC:
	Senior Secured Notes:
45,000	5.875% due 10/15/27(c)	40,986
90,000	5.000% due 5/1/28(c)	77,117
54,900	Secured Notes, 5.875% due 11/1/29	40,658
135,000	GCI LLC, Senior Unsecured Notes, 4.750% due 10/15/28(c)	117,112
25,000	iHeartCommunications Inc., Company Guaranteed Notes, 8.375% due 5/1/27	17,311
	Intelsat Jackson Holdings SA:
110,000	Company Guaranteed Notes, 5.500% due 8/1/23(d)	—
90,000	Senior Secured Notes, 6.500% due 3/15/30(c)	82,522
2,990,000	Interpublic Group of Cos., Inc., Senior Unsecured Notes, 2.400% due 3/1/31	2,416,930
	Level 3 Financing Inc.:
40,000	Company Guaranteed Notes, 3.750% due 7/15/29(c)	23,860
110,000	Senior Secured Notes, 10.500% due 5/15/30(c)	111,737
45,000	Lumen Technologies Inc., Senior Secured Notes, 4.000% due 2/15/27(c)	28,360
150,000	Match Group Holdings II LLC, Senior Unsecured Notes, 5.000% due 12/15/27(c)	140,751
110,000	McGraw-Hill Education Inc., Senior Secured Notes, 5.750% due 8/1/28(c)	97,625
	Meta Platforms Inc., Senior Unsecured Notes:
775,000	4.950% due 5/15/33	771,214
645,000	5.600% due 5/15/53	647,652
360,000	Millicom International Cellular SA, Senior Unsecured Notes, 6.250% due 3/25/29	329,252
200,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%)(b)(f)	194,500
45,000	News Corp., Company Guaranteed Notes, 5.125% due 2/15/32(c)	40,725
780,000	Omnicom Group Inc., Senior Unsecured Notes, 2.450% due 4/30/30	646,860
	Paramount Global, Senior Unsecured Notes:
140,000	4.200% due 6/1/29	125,303
343,000	4.950% due 1/15/31	305,950
795,000	4.200% due 5/19/32	662,281
360,000	4.375% due 3/15/43	248,537
100,000	5.850% due 9/1/43	82,774
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Communications – (continued)
	Radiate Holdco LLC/Radiate Finance Inc.:
$35,000	Senior Secured Notes, 4.500% due 9/15/26(c)	$27,278
40,000	Senior Unsecured Notes, 6.500% due 9/15/28(c)	21,601
315,000	Rogers Communications Inc., Company Guaranteed Notes, 4.550% due 3/15/52	244,078
50,000	Scripps Escrow II Inc., Senior Secured Notes, 3.875% due 1/15/29(c)	40,142
35,000	Scripps Escrow Inc., Company Guaranteed Notes, 5.875% due 7/15/27(c)	28,279
230,000	Sirius XM Radio Inc., Company Guaranteed Notes, 5.500% due 7/1/29(c)	207,059
2,750,250	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes, 5.152% due 3/20/28(c)	2,726,821
30,000	Telesat Canada/Telesat LLC, Company Guaranteed Notes, 6.500% due 10/15/27(c)	14,850
	T-Mobile USA Inc., Company Guaranteed Notes:
1,035,000	2.250% due 2/15/26	957,051
805,000	3.875% due 4/15/30	734,744
2,001,000	2.875% due 2/15/31	1,682,394
375,000	5.050% due 7/15/33	361,851
95,000	Townsquare Media Inc., Senior Secured Notes, 6.875% due 2/1/26(c)	91,437
	Univision Communications Inc., Senior Secured Notes:
75,000	4.500% due 5/1/29(c)	64,555
150,000	7.375% due 6/30/30(c)	145,174
	Verizon Communications Inc., Senior Unsecured Notes:
9,341,000	1.750% due 1/20/31	7,270,603
141,000	2.550% due 3/21/31	116,069
1,425,000	2.355% due 3/15/32	1,127,087
200,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	91,030
200,000	VZ Secured Financing BV, Senior Secured Notes, 5.000% due 1/15/32(c)	163,051
	Total Communications	49,277,415
Consumer Cyclical – 1.9%
140,000	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(c)	134,148
5,000,000	Advance Auto Parts Inc., Company Guaranteed Notes, 3.900% due 4/15/30	4,330,372
140,000	Air Canada, Senior Secured Notes, 3.875% due 8/15/26(c)	129,279
40,000	AMC Entertainment Holdings Inc., Senior Secured Notes, 7.500% due 2/15/29(c)	27,302
140,000	American Airlines Inc., Senior Secured Notes, 7.250% due 2/15/28(c)	137,525
195,000	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(c)	186,494
60,000	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	49,395
145,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Unsecured Notes, 4.625% due 4/1/30(c)	124,882
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$1,702,000	AutoZone Inc., Senior Unsecured Notes, 1.650% due 1/15/31	$1,321,814
120,000	BCPE Empire Holdings Inc., Senior Unsecured Notes, 7.625% due 5/1/27(c)	113,886
	Beacon Roofing Supply Inc.:
35,000	Company Guaranteed Notes, 4.125% due 5/15/29(c)	30,100
115,000	Senior Secured Notes, 6.500% due 8/1/30(c)	113,602
	Caesars Entertainment Inc.:
5,000	Senior Secured Notes, 7.000% due 2/15/30(c)	5,019
110,000	Senior Unsecured Notes, 4.625% due 10/15/29(c)	96,287
	Carnival Corp.:
190,000	Company Guaranteed Notes, 5.750% due 3/1/27(c)	178,811
135,000	Secured Notes, 9.875% due 8/1/27(c)	142,697
95,000	Senior Secured Notes, 7.000% due 8/15/29(c)	96,393
280,000	Cedar Fair LP, Company Guaranteed Notes, 5.250% due 7/15/29	252,048
140,000	Clarios Global LP/Clarios US Finance Co., Senior Secured Notes, 6.750% due 5/15/28(c)	139,630
	Dana Inc., Senior Unsecured Notes:
45,000	5.375% due 11/15/27	42,571
20,000	4.250% due 9/1/30	16,445
60,000	Dealer Tire LLC/DT Issuer LLC, Senior Unsecured Notes, 8.000% due 2/1/28(c)	56,004
175,000	Dick’s Sporting Goods Inc., Senior Unsecured Notes, 4.100% due 1/15/52	113,661
	Dollar General Corp., Senior Unsecured Notes:
300,000	4.250% due 9/20/24	295,281
725,000	3.500% due 4/3/30	644,351
585,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	567,540
115,000	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(c)	99,141
185,000	eG Global Finance PLC, Senior Secured Notes, 8.500% due 10/30/25(c)	183,151
165,000	Everi Holdings Inc., Company Guaranteed Notes, 5.000% due 7/15/29(c)	147,238
70,000	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(c)	65,802
145,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	119,737
300,000	Ford Motor Co., Senior Unsecured Notes, 3.250% due 2/12/32	234,183
400,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.950% due 5/28/27	375,341
50,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(c)	44,487
90,000	Gap Inc., Company Guaranteed Notes, 3.875% due 10/1/31(c)	65,219
	General Motors Financial Co., Inc., Senior Unsecured Notes:
335,000	2.400% due 10/15/28	283,532
160,000	3.100% due 1/12/32	128,199
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$125,000	Goodyear Tire & Rubber Co., Company Guaranteed Notes, 5.250% due 7/15/31	$107,656
150,000	Group 1 Automotive Inc., Company Guaranteed Notes, 4.000% due 8/15/28(c)	133,185
460,000	Hyundai Capital America, Senior Unsecured Notes, 5.680% due 6/26/28(c)	457,412
155,000	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(c)	145,418
40,000	Lions Gate Capital Holdings LLC, Company Guaranteed Notes, 5.500% due 4/15/29(c)	24,378
	Lowe’s Cos., Inc., Senior Unsecured Notes:
755,000	4.400% due 9/8/25	741,302
3,090,000	4.250% due 4/1/52	2,444,463
1,160,000	5.625% due 4/15/53	1,126,570
100,000	LSF9 Atlantis Holdings LLC/Victra Finance Corp., Senior Secured Notes, 7.750% due 2/15/26(c)	91,126
130,000	M/I Homes Inc., Company Guaranteed Notes, 4.950% due 2/1/28	120,621
765,000	Marriott International Inc., Senior Unsecured Notes, 2.850% due 4/15/31	635,162
175,000	Mattamy Group Corp., Senior Unsecured Notes, 4.625% due 3/1/30(c)	154,671
	Michaels Cos., Inc.:
80,000	Senior Secured Notes, 5.250% due 5/1/28(c)	66,700
70,000	Senior Unsecured Notes, 7.875% due 5/1/29(c)	48,524
110,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Senior Secured Notes, 4.875% due 5/1/29(c)	95,700
120,000	Murphy Oil USA Inc., Company Guaranteed Notes, 4.750% due 9/15/29	110,052
	NCL Corp., Ltd.:
85,000	Company Guaranteed Notes, 5.875% due 3/15/26(c)	80,145
85,000	Senior Secured Notes, 8.375% due 2/1/28(c)	87,615
130,000	Ontario Gaming GTA LP, Senior Secured Notes, 8.000% due 8/1/30(c)	131,403
605,000	O’Reilly Automotive Inc., Senior Unsecured Notes, 4.700% due 6/15/32	578,464
55,000	Penn Entertainment Inc., Senior Unsecured Notes, 4.125% due 7/1/29(c)	44,981
250,000	PetSmart Inc./PetSmart Finance Corp., Senior Secured Notes, 4.750% due 2/15/28(c)	224,257
70,000	Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Company Guaranteed Notes, 5.625% due 9/1/29(c)	55,874
	Royal Caribbean Cruises Ltd.:
20,000	Company Guaranteed Notes, 7.250% due 1/15/30(c)	20,304
135,000	Senior Unsecured Notes, 5.500% due 8/31/26(c)	129,359
145,000	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(c)	127,819
65,000	Scientific Games International Inc., Company Guaranteed Notes, 7.250% due 11/15/29(c)	65,274
100,000	Scotts Miracle-Gro Co., Company Guaranteed Notes, 4.500% due 10/15/29	83,632
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – (continued)
$120,000	Sonic Automotive Inc., Company Guaranteed Notes, 4.625% due 11/15/29(c)	$102,587
6,250,000	Southwest Airlines Co., Senior Unsecured Notes, 5.125% due 6/15/27	6,175,849
	SRS Distribution Inc.:
75,000	Company Guaranteed Notes, 6.125% due 7/1/29(c)	65,211
70,000	Senior Secured Notes, 4.625% due 7/1/28(c)	62,302
	Staples Inc.:
100,000	Senior Secured Notes, 7.500% due 4/15/26(c)	82,740
35,000	Senior Unsecured Notes, 10.750% due 4/15/27(c)	19,089
70,000	Station Casinos LLC, Company Guaranteed Notes, 4.625% due 12/1/31(c)	57,706
3,440,000	Steelcase Inc., Senior Unsecured Notes, 5.125% due 1/18/29	3,042,064
165,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(c)	141,831
130,000	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(c)	114,397
50,000	SWF Escrow Issuer Corp., Senior Unsecured Notes, 6.500% due 10/1/29(c)	32,485
558,593	United Airlines 2012-1 Class A Pass-Through Trust, Pass-Thru Certificates, 4.150% due 4/11/24	551,656
1,586,806	United Airlines 2016-2 Class B Pass-Through Trust, Pass-Thru Certificates, 3.650% due 10/7/25	1,495,518
165,000	United Airlines Inc., Senior Secured Notes, 4.625% due 4/15/29(c)	146,710
85,000	Victoria’s Secret & Co., Company Guaranteed Notes, 4.625% due 7/15/29(c)	61,543
	Viking Cruises Ltd.:
145,000	Company Guaranteed Notes, 5.875% due 9/15/27(c)	135,575
125,000	Senior Unsecured Notes, 9.125% due 7/15/31(c)	129,142
5,000,000	Volkswagen Group of America Finance LLC, Company Guaranteed Notes, 1.250% due 11/24/25(c)	4,557,964
	Warnermedia Holdings Inc., Company Guaranteed Notes:
680,000	3.755% due 3/15/27	637,784
615,000	4.279% due 3/15/32	542,700
3,435,000	5.141% due 3/15/52	2,738,071
40,000	Wheel Pros Inc., Senior Unsecured Notes, 6.500% due 5/15/29(c)	11,800
155,000	Wyndham Hotels & Resorts Inc., Company Guaranteed Notes, 4.375% due 8/15/28(c)	141,360
130,000	Yum! Brands Inc., Senior Unsecured Notes, 4.750% due 1/15/30(c)	119,713
	Total Consumer Cyclical	40,389,431
Consumer Non-cyclical – 2.4%
	AbbVie Inc., Senior Unsecured Notes:
655,000	3.850% due 6/15/24	645,544
5,120,000	4.550% due 3/15/35	4,842,962
510,000	4.250% due 11/21/49	429,501
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$274,500	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31(c)	$208,038
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
200,000	4.000% due 7/30/27	166,592
200,000	4.375% due 7/3/29	159,261
170,000	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(c)	139,449
300,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	249,347
35,000	Air Methods Corp., Senior Unsecured Notes, 8.000% due 5/15/25(c)	175
	Alcon Finance Corp., Company Guaranteed Notes:
995,000	2.750% due 9/23/26(c)	918,748
290,000	2.600% due 5/27/30(c)	244,575
200,000	5.750% due 12/6/52(c)	203,305
	Allied Universal Holdco LLC/Allied Universal Finance Corp.:
130,000	Senior Secured Notes, 6.625% due 7/15/26(c)	123,649
90,000	Senior Unsecured Notes, 9.750% due 7/15/27(c)	82,660
	Amgen Inc., Senior Unsecured Notes:
375,000	5.150% due 3/2/28	374,608
310,000	5.250% due 3/2/30	310,429
2,765,000	5.250% due 3/2/33	2,750,623
1,110,000	5.650% due 3/2/53	1,100,393
500,000	5.750% due 3/2/63	493,772
3,487,000	Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes, 4.700% due 2/1/36	3,337,441
	APi Group DE Inc., Company Guaranteed Notes:
90,000	4.125% due 7/15/29(c)	77,402
115,000	4.750% due 10/15/29(c)	104,216
355,000	Bacardi Ltd./Bacardi-Martini BV, Senior Unsecured Notes, 5.400% due 6/15/33(c)	345,811
	BAT Capital Corp., Company Guaranteed Notes:
230,000	6.343% due 8/2/30	231,463
73,000	4.742% due 3/16/32	66,001
190,000	6.421% due 8/2/33	189,662
	Bausch Health Cos., Inc., Senior Secured Notes:
45,000	6.125% due 2/1/27(c)	29,587
140,000	4.875% due 6/1/28(c)	83,075
55,000	11.000% due 9/30/28(c)	39,267
600,000	Becton Dickinson & Co., Senior Unsecured Notes, 4.693% due 2/13/28	589,282
200,000	BRF SA, Senior Unsecured Notes, 4.875% due 1/24/30	172,428
	Cargill Inc., Senior Unsecured Notes:
660,000	2.125% due 11/10/31(c)	531,979
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$280,000	4.000% due 6/22/32(c)	$258,799
320,000	4.750% due 4/24/33(c)	312,455
65,000	Catalent Pharma Solutions Inc., Company Guaranteed Notes, 3.500% due 4/1/30(c)	54,859
	CHS/Community Health Systems Inc., Senior Secured Notes:
70,000	6.000% due 1/15/29(c)	58,625
85,000	4.750% due 2/15/31(c)	63,325
325,000	CommonSpirit Health, Senior Secured Notes, 2.760% due 10/1/24	314,909
	Conagra Brands Inc., Senior Unsecured Notes:
600,000	5.300% due 10/1/26	597,675
845,000	4.850% due 11/1/28	822,585
	Constellation Brands Inc.:
150,000	Company Guaranteed Notes, 3.150% due 8/1/29	134,020
610,000	Senior Unsecured Notes, 2.875% due 5/1/30	526,382
	Coty Inc.:
55,000	Company Guaranteed Notes, 6.500% due 4/15/26(c)	54,853
95,000	Senior Secured Notes, 5.000% due 4/15/26(c)	91,322
170,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International US LLC, Senior Secured Notes, 6.625% due 7/15/30(c)	170,031
	CSL Finance PLC, Company Guaranteed Notes:
210,000	4.050% due 4/27/29(c)	198,995
265,000	4.250% due 4/27/32(c)	248,602
	CVS Health Corp., Senior Unsecured Notes:
670,000	5.125% due 2/21/30	659,928
170,000	5.250% due 2/21/33	166,249
330,000	5.300% due 6/1/33	323,203
947,000	4.780% due 3/25/38	848,093
335,000	5.875% due 6/1/53	327,252
680,000	Elevance Health Inc., Senior Unsecured Notes, 4.100% due 5/15/32	626,589
	Encompass Health Corp., Company Guaranteed Notes:
65,000	4.500% due 2/1/28	60,377
20,000	4.750% due 2/1/30	18,217
165,000	4.625% due 4/1/31	144,694
50,000	Endo Luxembourg Finance Co. I SARL/Endo US Inc., Senior Secured Notes, 6.125% due 4/1/29(c)(d)(e)	35,549
	Estee Lauder Cos., Inc., Senior Unsecured Notes:
300,000	4.375% due 5/15/28	292,762
250,000	4.650% due 5/15/33	242,140
100,000	5.150% due 5/15/53	96,935
182,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	165,165
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$150,000	Fortrea Holdings Inc., Senior Secured Notes, 7.500% due 7/1/30(c)	$146,813
400,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	338,768
	Garda World Security Corp.:
220,000	Senior Secured Notes, 4.625% due 2/15/27(c)	203,524
150,000	Senior Unsecured Notes, 6.000% due 6/1/29(c)	122,213
510,000	GE HealthCare Technologies Inc., Company Guaranteed Notes, 5.857% due 3/15/30	518,342
150,000	General Mills Inc., Senior Unsecured Notes, 4.950% due 3/29/33	146,320
555,000	Gilead Sciences Inc., Senior Unsecured Notes, 1.650% due 10/1/30	445,877
240,000	Grifols SA, Senior Unsecured Notes, 4.750% due 10/15/28(c)	210,559
	Haleon US Capital LLC, Company Guaranteed Notes:
250,000	3.375% due 3/24/29	228,536
250,000	3.625% due 3/24/32	222,084
	HCA Inc., Company Guaranteed Notes:
340,000	4.125% due 6/15/29	314,060
315,000	5.125% due 6/15/39	285,737
40,000	Hertz Corp., Company Guaranteed Notes, 5.000% due 12/1/29(c)	32,888
80,000	H-Food Holdings LLC/Hearthside Finance Co., Inc., Senior Unsecured Notes, 8.500% due 6/1/26(c)	31,400
	Humana Inc., Senior Unsecured Notes:
555,000	3.700% due 3/23/29	513,844
180,000	5.875% due 3/1/33	186,363
	Kaiser Foundation Hospitals, Unsecured Notes:
90,000	2.810% due 6/1/41	63,950
330,000	3.002% due 6/1/51	222,204
185,000	Kenvue Inc., Company Guaranteed Notes, 5.100% due 3/22/43(c)	181,458
4,167,000	Kraft Heinz Foods Co., Company Guaranteed Notes, 4.625% due 10/1/39	3,670,086
90,000	Kronos Acquisition Holdings Inc./KIK Custom Products Inc., Senior Secured Notes, 5.000% due 12/31/26(c)	83,925
75,000	Legacy LifePoint Health LLC, Senior Secured Notes, 4.375% due 2/15/27(c)	64,920
75,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(c)	70,478
40,000	LifePoint Health Inc., Company Guaranteed Notes, 5.375% due 1/15/29(c)	27,653
400,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	311,291
450,000	McKesson Corp., Senior Unsecured Notes, 5.100% due 7/15/33	446,534
210,000	Medline Borrower LP, Senior Unsecured Notes, 5.250% due 10/1/29(c)	186,485
210,000	Merck & Co., Inc., Senior Unsecured Notes, 4.500% due 5/17/33	204,670
150,000	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(c)	130,269
200,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	159,164
145,000	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(c)	106,938
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$1,840,000	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 2/4/31	$1,427,678
200,000	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(c)	170,401
140,000	Owens & Minor Inc., Company Guaranteed Notes, 6.625% due 4/1/30(c)	127,360
25,000	PECF USS Intermediate Holding III Corp., Senior Unsecured Notes, 8.000% due 11/15/29(c)	15,944
195,000	PepsiCo Inc., Senior Unsecured Notes, 3.600% due 2/18/28	186,799
80,000	Performance Food Group Inc., Company Guaranteed Notes, 4.250% due 8/1/29(c)	70,405
	Philip Morris International Inc., Senior Unsecured Notes:
675,000	5.125% due 11/17/27	673,732
520,000	4.875% due 2/15/28	513,287
295,000	5.625% due 11/17/29	298,273
755,000	5.125% due 2/15/30	746,233
455,000	5.375% due 2/15/33	449,296
	Post Holdings Inc., Company Guaranteed Notes:
45,000	5.500% due 12/15/29(c)	41,627
26,000	4.625% due 4/15/30(c)	23,036
60,000	Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes, 6.250% due 1/15/28(c)	57,144
70,000	Primo Water Holdings Inc., Company Guaranteed Notes, 4.375% due 4/30/29(c)	61,425
815,000	Quanta Services Inc., Senior Unsecured Notes, 2.350% due 1/15/32	644,705
40,000	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(c)	15,700
55,000	RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., Company Guaranteed Notes, 9.750% due 12/1/26(c)	51,418
	Royalty Pharma PLC, Company Guaranteed Notes:
1,195,000	2.200% due 9/2/30	952,422
95,000	2.150% due 9/2/31	73,720
905,000	3.300% due 9/2/40	622,325
60,000	RP Escrow Issuer LLC, Senior Secured Notes, 5.250% due 12/15/25(c)	46,213
180,000	Rutas 2 & 7 Finance Ltd., Senior Secured Notes, zero coupon, due 9/30/36	115,124
220,000	SEG Holding LLC/SEG Finance Corp., Senior Secured Notes, 5.625% due 10/15/28(c)	212,300
110,000	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(c)	108,957
625,000	Smithfield Foods Inc., Company Guaranteed Notes, 4.250% due 2/1/27(c)	581,597
130,000	Spectrum Brands Inc., Company Guaranteed Notes, 5.000% due 10/1/29(c)	119,223
55,000	Sutter Health, Unsecured Notes, 3.361% due 8/15/50	38,674
290,000	Sysco Corp., Company Guaranteed Notes, 3.250% due 7/15/27	270,249
	Tenet Healthcare Corp.:
90,000	Company Guaranteed Notes, 6.125% due 10/1/28	86,682
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$100,000	Secured Notes, 6.250% due 2/1/27	$98,469
125,000	Senior Secured Notes, 6.125% due 6/15/30	121,126
780,000	Triton Container International Ltd./TAL International Container Corp., Company Guaranteed Notes, 3.250% due 3/15/32	606,070
65,000	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(c)	55,254
80,000	United Natural Foods Inc., Company Guaranteed Notes, 6.750% due 10/15/28(c)	66,600
	UnitedHealth Group Inc., Senior Unsecured Notes:
1,305,000	4.250% due 1/15/29	1,265,808
580,000	4.000% due 5/15/29	554,451
185,000	5.300% due 2/15/30	188,759
290,000	4.200% due 5/15/32	273,964
310,000	3.500% due 8/15/39	252,967
185,000	5.875% due 2/15/53	197,858
85,000	4.950% due 5/15/62	78,529
145,000	6.050% due 2/15/63	157,954
45,000	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	40,883
185,000	Viatris Inc., Company Guaranteed Notes, 1.650% due 6/22/25	171,180
135,000	VT Topco Inc., Senior Secured Notes, 8.500% due 8/15/30(c)	137,025
120,000	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	111,287
	Total Consumer Non-cyclical	50,213,321
Energy – 2.7%
65,000	Aethon United BR LP/Aethon United Finance Corp., Senior Unsecured Notes, 8.250% due 2/15/26(c)	65,325
	AI Candelaria Spain SA, Senior Secured Notes:
220,833	7.500% due 12/15/28	203,995
250,000	5.750% due 6/15/33(c)	182,914
145,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 3/1/27(c)	140,536
70,000	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(c)	65,448
500,000	BG Energy Capital PLC, Company Guaranteed Notes, 5.125% due 10/15/41(c)	456,151
55,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes, 7.625% due 12/15/25(c)	55,160
	BP Capital Markets America Inc., Company Guaranteed Notes:
340,000	2.721% due 1/12/32	284,573
3,080,000	4.812% due 2/13/33	2,981,244
2,210,000	4.893% due 9/11/33	2,150,029
350,000	2.939% due 6/4/51	228,515
215,000	3.379% due 2/8/61	144,761
145,000	Callon Petroleum Co., Company Guaranteed Notes, 7.500% due 6/15/30(c)	143,320
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$695,000	Cheniere Energy Inc., Senior Secured Notes, 4.625% due 10/15/28	$654,209
230,000	Cheniere Energy Partners LP, Company Guaranteed Notes, 5.950% due 6/30/33(c)	229,532
160,000	Chesapeake Energy Corp., Company Guaranteed Notes, 5.875% due 2/1/29(c)	153,132
130,000	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(c)	128,131
150,000	Civitas Resources Inc., Company Guaranteed Notes, 8.375% due 7/1/28(c)	154,500
125,000	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(c)	107,867
150,000	CNX Resources Corp., Company Guaranteed Notes, 6.000% due 1/15/29(c)	142,855
215,000	Columbia Pipelines Holding Co. LLC, Senior Unsecured Notes, 6.042% due 8/15/28(c)	217,009
	Columbia Pipelines Operating Co. LLC, Senior Unsecured Notes:
70,000	5.927% due 8/15/30(c)	70,611
355,000	6.036% due 11/15/33(c)	358,639
2,645,000	6.544% due 11/15/53(c)	2,703,732
	ConocoPhillips Co., Company Guaranteed Notes:
410,000	5.050% due 9/15/33	407,460
255,000	3.800% due 3/15/52	196,349
165,000	5.700% due 9/15/63	166,113
300,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(f)	298,500
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, Senior Secured Notes, 5.500% due 6/15/31(c)	228,120
100,000	CSI Compressco LP/CSI Compressco Finance Inc., Senior Secured Notes, 7.500% due 4/1/25(c)	97,125
525,000	Diamondback Energy Inc., Company Guaranteed Notes, 6.250% due 3/15/33	542,514
	Ecopetrol SA, Senior Unsecured Notes:
100,000	5.875% due 5/28/45	70,494
550,000	5.875% due 11/2/51	371,495
400,000	EIG Pearl Holdings SARL, Senior Secured Notes, 3.545% due 8/31/36	332,000
	Enbridge Inc., Company Guaranteed Notes:
935,000	5.700% due 3/8/33	935,431
110,000	2.500% due 8/1/33	85,394
	Energy Transfer LP:
	Company Guaranteed Notes:
395,000	5.000% due 5/15/44	321,624
110,000	5.350% due 5/15/45	94,014
	Senior Unsecured Notes:
285,000	4.750% due 1/15/26	279,043
3,354,000	4.900% due 3/15/35	3,066,018
1,683,000	5.950% due 10/1/43	1,536,832
125,000	6.250% due 4/15/49	119,663
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	Enterprise Products Operating LLC, Company Guaranteed Notes:
$6,000,000	4.150% due 10/16/28	$5,730,803
200,000	2.800% due 1/31/30	173,324
375,000	5.350% due 1/31/33	377,088
	EQM Midstream Partners LP, Senior Unsecured Notes:
140,000	6.500% due 7/1/27(c)	139,114
85,000	4.750% due 1/15/31(c)	75,113
440,000	Equinor ASA, Company Guaranteed Notes, 3.700% due 4/6/50	339,767
370,000	Exxon Mobil Corp., Senior Unsecured Notes, 2.992% due 3/19/25	358,222
	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes:
354,840	2.160% due 3/31/34(c)	297,850
341,946	2.940% due 9/30/40(c)	269,048
237,463	2.940% due 9/30/40	186,839
200,000	Geopark Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	172,881
200,000	Gran Tierra Energy Inc., Company Guaranteed Notes, 7.750% due 5/23/27(c)	158,955
200,000	Gran Tierra Energy International Holdings Ltd., Company Guaranteed Notes, 6.250% due 2/15/25	176,713
	Greensaif Pipelines Bidco SARL, Senior Secured Notes:
365,000	6.129% due 2/23/38(c)	366,203
200,000	6.510% due 2/23/42(c)	202,354
176,852	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	154,736
56,206	Gulfport Energy Corp., Company Guaranteed Notes, 8.000% due 5/17/26(c)	57,079
175,000	Gulfport Energy Operating Corp., Company Guaranteed Notes, 6.375% due 5/15/25(d)	110
245,000	Halliburton Co., Senior Unsecured Notes, 4.850% due 11/15/35	229,708
475,000	Hess Corp., Senior Unsecured Notes, 7.300% due 8/15/31	518,571
	Hess Midstream Operations LP, Company Guaranteed Notes:
145,000	5.125% due 6/15/28(c)	136,013
165,000	4.250% due 2/15/30(c)	145,051
80,000	5.500% due 10/15/30(c)	74,894
	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
190,000	6.250% due 11/1/28(c)	183,288
45,000	5.750% due 2/1/29(c)	41,737
332,800	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	316,713
660,000	Kinder Morgan Inc., Company Guaranteed Notes, 5.200% due 6/1/33	632,224
241,563	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	161,847
35,000	Moss Creek Resources Holdings Inc., Company Guaranteed Notes, 7.500% due 1/15/26(c)	33,503
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
	MPLX LP, Senior Unsecured Notes:
$305,000	1.750% due 3/1/26	$277,788
210,000	4.000% due 3/15/28	197,145
85,000	2.650% due 8/15/30	70,544
60,000	4.950% due 9/1/32	56,683
255,000	4.950% due 3/14/52	210,139
90,000	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(c)	86,577
85,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(c)	84,624
75,000	NGL Energy Partners LP/NGL Energy Finance Corp., Company Guaranteed Notes, 7.500% due 4/15/26	72,105
265,000	NuStar Logistics LP, Company Guaranteed Notes, 6.000% due 6/1/26	259,721
	Occidental Petroleum Corp., Senior Unsecured Notes:
4,175,000	7.150% due 5/15/28	4,290,402
270,000	6.625% due 9/1/30	278,725
195,000	6.450% due 9/15/36	199,394
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	179,454
	ONEOK Inc., Company Guaranteed Notes:
150,000	4.350% due 3/15/29	140,235
105,000	3.100% due 3/15/30	90,147
255,000	6.100% due 11/15/32	259,026
120,000	5.200% due 7/15/48	102,619
	Ovintiv Inc., Company Guaranteed Notes:
100,000	5.650% due 5/15/28	99,235
140,000	7.375% due 11/1/31	150,146
225,000	6.250% due 7/15/33	224,604
	Parkland Corp., Company Guaranteed Notes:
95,000	4.500% due 10/1/29(c)	83,706
70,000	4.625% due 5/1/30(c)	61,710
60,000	PBF Holding Co. LLC/PBF Finance Corp., Company Guaranteed Notes, 6.000% due 2/15/28	56,755
500,000	Petrobras Global Finance BV, Company Guaranteed Notes, 6.750% due 6/3/50	460,600
	Petroleos del Peru SA, Senior Unsecured Notes:
200,000	4.750% due 6/19/32	147,960
200,000	5.625% due 6/19/47	127,984
250,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	154,733
	Phillips 66 Co., Company Guaranteed Notes:
245,000	4.950% due 12/1/27	242,518
95,000	5.300% due 6/30/33	94,040
200,000	Pioneer Natural Resources Co., Senior Unsecured Notes, 5.100% due 3/29/26	198,445
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$140,000	Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes, 3.550% due 12/15/29@	$123,080
	Sabine Pass Liquefaction LLC, Senior Secured Notes:
425,000	5.000% due 3/15/27	417,809
185,000	4.500% due 5/15/30	174,095
	Schlumberger Investment SA, Company Guaranteed Notes:
2,315,000	2.650% due 6/26/30	2,002,008
440,000	4.850% due 5/15/33	430,064
	Shell International Finance BV, Company Guaranteed Notes:
450,000	3.250% due 4/6/50	319,326
365,000	3.000% due 11/26/51	244,340
95,000	Southwestern Energy Co., Company Guaranteed Notes, 4.750% due 2/1/32	84,156
105,000	SunCoke Energy Inc., Senior Secured Notes, 4.875% due 6/30/29(c)	89,351
	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes:
55,000	6.000% due 4/15/27	54,425
55,000	4.500% due 5/15/29	49,739
190,000	Targa Resources Corp., Company Guaranteed Notes, 6.125% due 3/15/33	193,460
825,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes, 4.000% due 1/15/32	711,742
6,275,000	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	5,371,579
405,000	TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 10/12/31@	322,699
155,000	Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30@	136,616
153,750	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	152,797
317,646	UEP Penonome II SA, Senior Secured Notes, 6.500% due 10/1/38(c)	242,896
130,000	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 4.125% due 8/15/31(c)	110,273
	Venture Global LNG Inc., Senior Secured Notes:
95,000	8.125% due 6/1/28(c)	95,831
65,000	8.375% due 6/1/31(c)	65,565
	Weatherford International Ltd.:
85,000	Company Guaranteed Notes, 8.625% due 4/30/30(c)	87,058
55,000	Senior Secured Notes, 6.500% due 9/15/28(c)	55,133
	Western Midstream Operating LP, Senior Unsecured Notes:
155,000	4.050% due 2/1/30	138,261
2,525,000	6.150% due 4/1/33	2,512,391
	Williams Cos., Inc., Senior Unsecured Notes:
255,000	3.750% due 6/15/27	240,037
475,000	2.600% due 3/15/31	389,821
270,000	4.650% due 8/15/32	253,539
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Energy – (continued)
$390,000	5.650% due 3/15/33	$392,171
	Total Energy	57,298,151
Financial – 9.5%
4,195,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 1.650% due 10/29/24	3,988,261
535,000	Air Lease Corp., Senior Unsecured Notes, 3.250% due 3/1/25	512,017
650,000	Alexandria Real Estate Equities Inc., Company Guaranteed Notes, 1.875% due 2/1/33	479,629
	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
145,000	Senior Secured Notes, 6.750% due 4/15/28(c)	142,856
130,000	Senior Unsecured Notes, 6.750% due 10/15/27(c)	122,879
	American Express Co., Senior Unsecured Notes:
625,000	3.950% due 8/1/25	606,429
215,000	5.043% (SOFRRATE + 1.835%) due 5/1/34(b)	206,587
	American Tower Corp., Senior Unsecured Notes:
475,000	3.650% due 3/15/27	445,913
415,000	3.600% due 1/15/28	383,024
1,680,000	3.950% due 3/15/29	1,545,716
535,000	3.800% due 8/15/29	486,557
2,618,000	2.100% due 6/15/30	2,088,767
355,000	American Tower Trust #1, Asset Backed, 5.490% due 3/15/28(c)	353,853
100,000	AmWINS Group Inc., Senior Unsecured Notes, 4.875% due 6/30/29(c)	89,725
	Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
145,000	5.350% due 2/28/33	144,766
185,000	3.900% due 2/28/52	141,930
145,000	AssuredPartners Inc., Senior Unsecured Notes, 5.625% due 1/15/29(c)	125,965
800,000	Athene Global Funding, Secured Notes, 2.646% due 10/4/31(c)	611,384
790,000	Athene Holding Ltd., Senior Unsecured Notes, 3.950% due 5/25/51	552,325
	Avolon Holdings Funding Ltd.:
250,000	Company Guaranteed Notes, 3.250% due 2/15/27(c)	224,847
460,000	Senior Unsecured Notes, 2.125% due 2/21/26(c)	413,317
200,000	Banco Davivienda SA, Junior Subordinated Notes, 6.650% (5-Year CMT Index + 5.097%)(b)(c)(f)	145,917
	Banco de Credito del Peru SA, Subordinated Notes:
200,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(b)	185,777
200,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(b)	178,486
400,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(b)(f)	378,185
200,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(b)(c)	183,677
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$100,000	Banco GNB Sudameris SA, Subordinated Notes, 7.051% (5-Year CMT Index + 4.561%) due 4/3/27(b)	$95,958
150,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(b)	139,155
300,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(b)	275,250
400,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 7.625% (5-Year CMT Index + 5.353%)(b)(f)	372,563
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(b)	167,732
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(b)	197,891
400,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(b)	353,207
200,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(b)(c)	171,453
200,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(b)(c)	179,720
	Bank of America Corp.:
	Senior Unsecured Notes:
130,000	3.841% (SOFRRATE + 1.110%) due 4/25/25(b)	128,126
195,000	4.827% (SOFRRATE + 1.750%) due 7/22/26(b)	191,362
710,000	5.202% (SOFRRATE + 1.630%) due 4/25/29(b)	699,266
725,000	3.974% (3-Month TSFR + 1.472%) due 2/7/30(b)	667,501
855,000	2.592% (SOFRRATE + 2.150%) due 4/29/31(b)	711,196
7,070,000	1.922% (SOFRRATE + 1.370%) due 10/24/31(b)	5,538,831
4,030,000	2.687% (SOFRRATE + 1.320%) due 4/22/32(b)	3,297,392
240,000	2.572% (SOFRRATE + 1.210%) due 10/20/32(b)	192,376
1,185,000	2.972% (SOFRRATE + 1.330%) due 2/4/33(b)	974,325
1,250,000	Subordinated Notes, 2.482% (5-Year CMT Index + 1.200%) due 9/21/36(b)	949,559
815,000	Bank of Montreal, Subordinated Notes, 3.088% (5-Year CMT Index + 1.400%) due 1/10/37(b)	628,751
1,190,000	Bank of Nova Scotia, Senior Unsecured Notes, 3.450% due 4/11/25	1,149,491
	Barclays PLC:
	Senior Unsecured Notes:
5,000,000	4.375% due 1/12/26	4,819,778
500,000	7.385% (1-Year CMT Index + 3.300%) due 11/2/28(b)	520,517
620,000	6.224% (SOFRRATE + 2.980%) due 5/9/34(b)	612,312
200,000	Subordinated Notes, 7.119% (SOFRRATE + 3.570%) due 6/27/34(b)	199,730
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	BBVA Bancomer SA, Subordinated Notes:
$200,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(b)	$193,099
200,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(b)	177,693
6,135,000	Berkshire Hathaway Finance Corp., Company Guaranteed Notes, 3.850% due 3/15/52	4,887,258
1,020,000	Blackstone Holdings Finance Co. LLC, Company Guaranteed Notes, 2.000% due 1/30/32(c)	764,287
	BNP Paribas SA, Senior Unsecured Notes:
640,000	2.219% (SOFRRATE + 2.074%) due 6/9/26(b)(c)	597,912
325,000	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(b)(c)	318,405
245,000	5.335% (1-Year CMT Index + 1.500%) due 6/12/29(b)(c)	241,409
	Boston Properties LP, Senior Unsecured Notes:
3,000,000	3.400% due 6/21/29	2,566,219
2,975,000	3.250% due 1/30/31	2,421,860
520,000	BPCE SA, Senior Unsecured Notes, 2.045% (SOFRRATE + 1.087%) due 10/19/27(b)(c)	460,479
	Brighthouse Financial Global Funding, Senior Secured Notes:
195,000	1.000% due 4/12/24(c)	189,067
650,000	1.750% due 1/13/25(c)	612,511
550,000	Brown & Brown Inc., Senior Unsecured Notes, 2.375% due 3/15/31	439,672
	Capital One Financial Corp., Senior Unsecured Notes:
595,000	4.985% (SOFRRATE + 2.160%) due 7/24/26(b)	581,572
85,000	1.878% (SOFRRATE + 0.855%) due 11/2/27(b)	74,515
100,000	5.468% (SOFRRATE + 2.080%) due 2/1/29(b)	97,007
470,000	6.312% (SOFRRATE + 2.640%) due 6/8/29(b)	469,743
195,000	3.273% (SOFRRATE + 1.790%) due 3/1/30(b)	167,349
550,000	5.247% (SOFRRATE + 2.600%) due 7/26/30(b)	523,208
340,000	6.377% (SOFRRATE + 2.860%) due 6/8/34(b)	335,844
2,301,000	Charles Schwab Corp., Senior Unsecured Notes, 2.750% due 10/1/29	1,978,987
	Citigroup Inc., Senior Unsecured Notes:
1,365,000	3.668% (3-Month TSFR + 1.652%) due 7/24/28(b)	1,269,417
3,555,000	2.976% (SOFRRATE + 1.422%) due 11/5/30(b)	3,057,175
3,375,000	2.520% (SOFRRATE + 1.177%) due 11/3/32(b)	2,678,244
440,000	Corebridge Financial Inc., Senior Unsecured Notes, 3.850% due 4/5/29	402,666
650,000	Credit Agricole SA, Senior Unsecured Notes, 5.301% due 7/12/28(c)	648,794
660,000	Credit Suisse AG, Senior Unsecured Notes, 7.500% due 2/15/28	705,872
5,000,000	Credit Suisse Group AG, Senior Unsecured Notes, 4.194% (SOFRRATE + 3.730%) due 4/1/31(b)(c)	4,502,136
	Crown Castle Inc., Senior Unsecured Notes:
170,000	3.800% due 2/15/28	158,113
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$920,000	4.800% due 9/1/28	$893,130
675,000	4.300% due 2/15/29	633,891
3,410,000	2.100% due 4/1/31	2,688,389
200,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(b)	180,928
	Deutsche Bank AG, Senior Unsecured Notes:
755,000	2.129% (SOFRRATE + 1.870%) due 11/24/26(b)	684,987
285,000	6.720% (SOFRRATE + 3.180%) due 1/18/29(b)	288,550
	Equinix Inc., Senior Unsecured Notes:
525,000	3.200% due 11/18/29	459,925
370,000	3.900% due 4/15/32	329,315
635,000	2.950% due 9/15/51	395,173
1,110,000	Equitable Financial Life Global Funding, Secured Notes, 1.800% due 3/8/28(c)	942,042
60,000	Fifth Third Bancorp, Senior Unsecured Notes, 6.339% (SOFRRATE + 2.340%) due 7/27/29(b)	60,735
6,134,000	Five Corners Funding Trust II, Senior Unsecured Notes, 2.850% due 5/15/30(c)	5,251,412
216,982	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% due 9/15/24(c)(g)	203,789
200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(b)	187,700
345,000	GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes, 5.300% due 1/15/29	325,302
	Goldman Sachs Group Inc., Senior Unsecured Notes:
1,260,000	6.796% (3-Month TSFR + 1.432%) due 5/15/26(b)	1,263,672
125,000	4.482% (SOFRRATE + 1.725%) due 8/23/28(b)	120,272
300,000	1.992% (SOFRRATE + 1.090%) due 1/27/32(b)	233,644
1,740,000	2.615% (SOFRRATE + 1.281%) due 4/22/32(b)	1,407,915
900,000	2.383% (SOFRRATE + 1.248%) due 7/21/32(b)	711,405
140,000	2.650% (SOFRRATE + 1.264%) due 10/21/32(b)	112,345
725,000	Guardian Life Global Funding, Secured Notes, 1.250% due 5/13/26(c)	646,052
65,000	Hightower Holding LLC, Company Guaranteed Notes, 6.750% due 4/15/29(c)	56,577
690,000	Host Hotels & Resorts LP, Senior Unsecured Notes, 3.500% due 9/15/30	588,643
	HSBC Holdings PLC:
	Senior Unsecured Notes:
440,000	5.887% (SOFRRATE + 1.570%) due 8/14/27(b)	438,620
310,000	5.210% (SOFRRATE + 2.610%) due 8/11/28(b)	302,498
410,000	6.161% (SOFRRATE + 1.970%) due 3/9/29(b)	412,776
350,000	4.583% (3-Month TSFR + 1.796%) due 6/19/29(b)	330,428
620,000	2.206% (SOFRRATE + 1.285%) due 8/17/29(b)	519,410
1,335,000	5.402% (SOFRRATE + 2.870%) due 8/11/33(b)	1,274,379
200,000	6.254% (SOFRRATE + 2.390%) due 3/9/34(b)	202,175
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,215,000	Subordinated Notes, 6.547% (SOFRRATE + 2.980%) due 6/20/34(b)	$1,192,769
65,000	HUB International Ltd., Senior Secured Notes, 7.250% due 6/15/30(c)	66,163
	Huntington Bancshares Inc., Senior Unsecured Notes:
120,000	6.208% (SOFRRATE + 2.020%) due 8/21/29(b)	120,788
1,735,000	5.023% (SOFRRATE + 2.050%) due 5/17/33(b)	1,606,661
250,000	Huntington National Bank, Senior Unsecured Notes, 5.650% due 1/10/30	243,263
165,000	Intercontinental Exchange Inc., Senior Unsecured Notes, 4.350% due 6/15/29	158,125
530,000	Intesa Sanpaolo SpA, Senior Unsecured Notes, 6.625% due 6/20/33(c)	523,043
755,000	Invitation Homes Operating Partnership LP, Company Guaranteed Notes, 2.700% due 1/15/34	573,396
	Iron Mountain Inc., Company Guaranteed Notes:
155,000	7.000% due 2/15/29(c)	154,576
80,000	4.500% due 2/15/31(c)	68,724
	JPMorgan Chase & Co., Senior Unsecured Notes:
620,000	3.960% (3-Month TSFR + 1.507%) due 1/29/27(b)	596,322
325,000	4.851% (SOFRRATE + 1.990%) due 7/25/28(b)	318,485
730,000	3.509% (3-Month TSFR + 1.207%) due 1/23/29(b)	672,973
605,000	5.299% (SOFRRATE + 1.450%) due 7/24/29(b)	601,544
5,817,000	2.522% (SOFRRATE + 2.040%) due 4/22/31(b)	4,878,888
770,000	2.580% (3-Month TSFR + 1.250%) due 4/22/32(b)	630,330
2,780,000	2.545% (SOFRRATE + 1.180%) due 11/8/32(b)	2,245,801
755,000	2.963% (SOFRRATE + 1.260%) due 1/25/33(b)	627,274
2,925,000	4.912% (SOFRRATE + 2.080%) due 7/25/33(b)	2,813,095
4,655,000	KeyBank NA, Senior Unsecured Notes, 5.000% due 1/26/33	4,043,288
300,000	Kimco Realty OP LLC, Company Guaranteed Notes, 4.450% due 1/15/24	297,929
90,000	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(c)	77,851
2,180,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 4.976% (1-Year CMT Index + 2.300%) due 8/11/33(b)	2,017,869
880,000	Macquarie Group Ltd., Senior Unsecured Notes, 2.871% (SOFRRATE + 1.532%) due 1/14/33(b)(c)	689,809
1,015,000	Manufacturers & Traders Trust Co., Senior Unsecured Notes, 4.700% due 1/27/28	948,856
360,000	Marsh & McLennan Cos., Inc., Senior Unsecured Notes, 4.750% due 3/15/39	333,083
740,000	Massachusetts Mutual Life Insurance Co., Subordinated Notes, 3.375% due 4/15/50(c)	511,631
	MetLife Inc., Senior Unsecured Notes:
330,000	5.375% due 7/15/33	328,503
655,000	5.250% due 1/15/54	620,763
1,235,000	Metropolitan Life Global Funding I, Secured Notes, 2.400% due 1/11/32(c)	1,001,441
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Morgan Stanley:
	Senior Unsecured Notes:
$7,000,000	3.772% (3-Month TSFR + 1.402%) due 1/24/29(b)	$6,492,724
580,000	5.123% (SOFRRATE + 1.730%) due 2/1/29(b)	568,476
155,000	5.164% (SOFRRATE + 1.590%) due 4/20/29(b)	152,029
180,000	5.449% (SOFRRATE + 1.630%) due 7/20/29(b)	178,943
3,135,000	2.699% (SOFRRATE + 1.143%) due 1/22/31(b)	2,638,654
485,000	1.928% (SOFRRATE + 1.020%) due 4/28/32(b)	373,972
185,000	2.511% (SOFRRATE + 1.200%) due 10/20/32(b)	147,316
	Subordinated Notes:
1,530,000	2.484% (SOFRRATE + 1.360%) due 9/16/36(b)	1,153,872
90,000	5.948% (5-Year CMT Index + 2.430%) due 1/19/38(b)	87,516
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(c)	203,020
	Nasdaq Inc., Senior Unsecured Notes:
240,000	5.350% due 6/28/28	240,099
530,000	5.550% due 2/15/34	529,076
80,000	6.100% due 6/28/63	78,938
145,000	Nationstar Mortgage Holdings Inc., Company Guaranteed Notes, 5.750% due 11/15/31(c)	125,143
380,000	NatWest Group PLC, Senior Unsecured Notes, 5.847% (1-Year CMT Index + 1.350%) due 3/2/27(b)	377,744
100,000	Navient Corp., Senior Unsecured Notes, 5.000% due 3/15/27	90,958
	OneMain Finance Corp., Company Guaranteed Notes:
115,000	7.125% due 3/15/26	113,130
90,000	5.375% due 11/15/29	77,742
1,545,000	Ontario Teachers’ Cadillac Fairview Properties Trust, Senior Unsecured Notes, 2.500% due 10/15/31(c)	1,215,554
200,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(b)	184,144
195,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Senior Secured Notes, 4.875% due 5/15/29(c)	169,163
160,000	PennyMac Financial Services Inc., Company Guaranteed Notes, 4.250% due 2/15/29(c)	132,442
	PNC Financial Services Group Inc.:
3,245,000	Senior Unsecured Notes, 5.068% (SOFRRATE + 1.933%) due 1/24/34(b)	3,073,657
4,450,000	Subordinated Notes, 4.626% (SOFRRATE + 1.850%) due 6/6/33(b)	4,029,138
425,000	Principal Financial Group Inc., Company Guaranteed Notes, 5.375% due 3/15/33	421,268
80,000	Realogy Group LLC/Realogy Co.-Issuer Corp., Company Guaranteed Notes, 5.250% due 4/15/30(c)	55,533
320,000	Realty Income Corp., Senior Unsecured Notes, 5.050% due 1/13/26	318,365
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
	Royal Bank of Canada, Senior Unsecured Notes:
$3,720,000	6.024% (SOFRRATE + 0.710%) due 1/21/27(b)	$3,675,873
375,000	5.200% due 8/1/28	372,419
145,000	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(c)	129,600
735,000	Santander Holdings USA Inc., Senior Unsecured Notes, 2.490% (SOFRRATE + 1.249%) due 1/6/28(b)	644,437
2,575,000	SBA Tower Trust, Asset Backed, 1.631% due 11/15/26(c)	2,240,076
1,905,000	Simon Property Group LP, Senior Unsecured Notes, 2.200% due 2/1/31	1,517,642
1,335,000	Societe Generale SA, Subordinated Notes, 6.221% (1-Year CMT Index + 3.200%) due 6/15/33(b)(c)	1,254,222
565,000	Standard Chartered PLC, Senior Unsecured Notes, 7.767% (1-Year CMT Index + 3.450%) due 11/16/28(b)(c)	598,374
	Toronto-Dominion Bank, Senior Unsecured Notes:
655,000	4.693% due 9/15/27	638,849
2,638,000	3.200% due 3/10/32	2,247,306
3,050,000	4.456% due 6/8/32	2,841,009
	Truist Financial Corp., Senior Unsecured Notes:
255,000	4.873% (SOFRRATE + 1.435%) due 1/26/29(b)	244,642
3,295,000	5.122% (SOFRRATE + 1.852%) due 1/26/34(b)	3,090,690
	UBS Group AG, Senior Unsecured Notes:
435,000	4.751% (1-Year CMT Index + 1.750%) due 5/12/28(b)(c)	417,651
260,000	6.442% (SOFRRATE + 3.700%) due 8/11/28(b)(c)	264,753
3,600,000	2.746% (1-Year CMT Index + 1.100%) due 2/11/33(b)(c)	2,835,993
1,420,000	6.537% (SOFRRATE + 3.920%) due 8/12/33(b)(c)	1,474,765
5,160,000	UDR Inc., Company Guaranteed Notes, 3.200% due 1/15/30	4,543,972
423,000	Unifin Financiera SAB de CV, Junior Subordinated Notes, 8.875% (5-Year CMT Index + 6.308%)(d)(e)(f)	423
	United Overseas Bank Ltd., Subordinated Notes:
200,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(b)	179,646
200,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(b)	176,902
45,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, Senior Secured Notes, 10.500% due 2/15/28(c)	44,894
6,006,000	US Bancorp, Subordinated Notes, 2.491% (5-Year CMT Index + 0.950%) due 11/3/36(b)	4,426,160
5,650,000	Ventas Realty LP, Company Guaranteed Notes, 3.850% due 4/1/27	5,293,156
	VICI Properties LP, Senior Unsecured Notes:
270,000	4.950% due 2/15/30	253,962
470,000	5.125% due 5/15/32	435,605
	Wells Fargo & Co., Senior Unsecured Notes:
620,000	3.000% due 4/22/26	581,162
395,000	3.908% (SOFRRATE + 1.320%) due 4/25/26(b)	381,878
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$1,130,000	3.526% (SOFRRATE + 1.510%) due 3/24/28(b)	$1,051,378
685,000	3.584% (3-Month TSFR + 1.572%) due 5/22/28(b)	635,944
710,000	4.808% (SOFRRATE + 1.980%) due 7/25/28(b)	688,683
845,000	5.574% (SOFRRATE + 1.740%) due 7/25/29(b)	841,500
615,000	3.350% (SOFRRATE + 1.500%) due 3/2/33(b)	517,900
260,000	4.897% (SOFRRATE + 2.100%) due 7/25/33(b)	244,644
5,955,000	5.389% (SOFRRATE + 2.020%) due 4/24/34(b)	5,800,215
230,000	5.013% (3-Month TSFR + 4.502%) due 4/4/51(b)	207,684
	Welltower OP LLC, Company Guaranteed Notes:
760,000	2.050% due 1/15/29	636,852
5,725,000	2.750% due 1/15/32	4,628,649
745,000	Westpac Banking Corp., Subordinated Notes, 3.020% (5-Year CMT Index + 1.530%) due 11/18/36(b)	570,723
650,000	Willis North America Inc., Company Guaranteed Notes, 2.950% due 9/15/29	563,500
	XHR LP, Senior Secured Notes:
100,000	6.375% due 8/15/25(c)	98,799
295,000	4.875% due 6/1/29(c)	255,239
	Total Financial	201,378,453
Industrial – 0.9%
	Advanced Drainage Systems Inc., Company Guaranteed Notes:
130,000	5.000% due 9/30/27(c)	124,150
50,000	6.375% due 6/15/30(c)	49,252
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Unsecured Notes, 4.000% due 9/1/29(c)	162,560
525,000	Arrow Electronics Inc., Senior Unsecured Notes, 3.875% due 1/12/28	485,954
267,172	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	188,461
	Boeing Co., Senior Unsecured Notes:
500,000	5.040% due 5/1/27	494,496
745,000	2.950% due 2/1/30	644,934
160,000	5.150% due 5/1/30	157,414
140,000	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(c)	139,638
	Builders FirstSource Inc., Company Guaranteed Notes:
140,000	5.000% due 3/1/30(c)	128,601
90,000	4.250% due 2/1/32(c)	76,515
100,000	6.375% due 6/15/32(c)	97,494
	Cemex SAB de CV, Subordinated Notes:
200,000	5.125% (5-Year CMT Index + 4.534%)(b)(f)	185,584
200,000	9.125% (5-Year CMT Index + 5.157%)(b)(c)(f)	208,936
45,000	Clean Harbors Inc., Company Guaranteed Notes, 5.125% due 7/15/29(c)	42,593
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$55,000	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(c)	$52,335
100,000	Coherent Corp., Company Guaranteed Notes, 5.000% due 12/15/29(c)	88,820
100,000	Cornerstone Building Brands Inc., Company Guaranteed Notes, 6.125% due 1/15/29(c)	81,185
870,000	CSX Corp., Senior Unsecured Notes, 3.350% due 9/15/49	617,072
1,115,000	DAE Funding LLC, Company Guaranteed Notes, 1.550% due 8/1/24(c)	1,063,815
95,000	Eaton Corp., Company Guaranteed Notes, 4.350% due 5/18/28	93,278
60,000	Energizer Holdings Inc., Company Guaranteed Notes, 6.500% due 12/31/27(c)	57,967
120,000	Fortress Transportation & Infrastructure Investors LLC, Company Guaranteed Notes, 5.500% due 5/1/28(c)	111,470
50,000	GrafTech Finance Inc., Senior Secured Notes, 4.625% due 12/15/28(c)	39,250
115,000	Griffon Corp., Company Guaranteed Notes, 5.750% due 3/1/28	107,180
140,000	Ingersoll Rand Inc., Senior Unsecured Notes, 5.700% due 8/14/33	141,961
675,000	Jacobs Engineering Group Inc., Company Guaranteed Notes, 5.900% due 3/1/33	667,836
75,000	JELD-WEN Inc., Company Guaranteed Notes, 4.875% due 12/15/27(c)	66,748
90,323	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	88,596
	Madison IAQ LLC:
70,000	Senior Secured Notes, 4.125% due 6/30/28(c)	61,931
150,000	Senior Unsecured Notes, 5.875% due 6/30/29(c)	126,300
168,118	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,523
520,000	Northrop Grumman Corp., Senior Unsecured Notes, 5.150% due 5/1/40	498,775
775,000	Otis Worldwide Corp., Senior Unsecured Notes, 2.565% due 2/15/30	662,758
100,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., Senior Secured Notes, 4.375% due 10/15/28(c)	88,750
160,000	Parker-Hannifin Corp., Senior Unsecured Notes, 4.250% due 9/15/27	155,211
	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
375,000	5.750% due 5/24/26(c)	372,403
290,000	4.200% due 4/1/27(c)	273,042
450,000	4.400% due 7/1/27(c)	424,997
170,000	6.050% due 8/1/28(c)	170,148
440,000	6.200% due 6/15/30(c)	441,971
	Regal Rexnord Corp., Company Guaranteed Notes:
1,085,000	6.050% due 4/15/28(c)	1,073,509
135,000	6.300% due 2/15/30(c)	134,405
100,000	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(c)	89,467
295,000	RTX Corp., Senior Unsecured Notes, 5.150% due 2/27/33	291,636
70,000	Seaspan Corp., Senior Unsecured Notes, 5.500% due 8/1/29(c)	54,408
180,000	Standard Industries Inc., Senior Unsecured Notes, 4.375% due 7/15/30(c)	154,299
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$89,000	Tervita Corp., Secured Notes, 11.000% due 12/1/25(c)	$92,868
105,000	Titan Acquisition Ltd./Titan Co.-Borrower LLC, Senior Unsecured Notes, 7.750% due 4/15/26(c)	102,050
	TransDigm Inc.:
	Senior Secured Notes:
220,000	6.250% due 3/15/26(c)	217,903
230,000	6.875% due 12/15/30(c)	231,518
140,000	Company Guaranteed Notes, 5.500% due 11/15/27	132,863
95,000	Trident TPI Holdings Inc., Company Guaranteed Notes, 12.750% due 12/31/28(c)	98,810
605,000	Waste Management Inc., Company Guaranteed Notes, 4.875% due 2/15/29	600,267
	WRKCo Inc., Company Guaranteed Notes:
550,000	3.750% due 3/15/25	533,460
5,245,000	3.900% due 6/1/28	4,866,708
170,000	XPO Inc., Company Guaranteed Notes, 7.125% due 6/1/31(c)	170,904
	Total Industrial	18,736,979
Technology – 0.6%
165,000	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(c)	143,298
135,000	Booz Allen Hamilton Inc., Company Guaranteed Notes, 5.950% due 8/4/33	136,542
15,000	Boxer Parent Co., Inc., Senior Secured Notes, 7.125% due 10/2/25(c)	15,019
	Broadcom Inc., Senior Unsecured Notes:
787,000	3.419% due 4/15/33(c)	652,129
582,000	4.926% due 5/15/37(c)	524,282
40,000	Castle US Holding Corp., Senior Unsecured Notes, 9.500% due 2/15/28(c)	21,800
	CDW LLC/CDW Finance Corp., Company Guaranteed Notes:
210,000	2.670% due 12/1/26	190,358
180,000	3.569% due 12/1/31	152,203
145,000	Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Senior Secured Notes, 8.000% due 6/15/29(c)	145,942
80,000	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(c)	69,765
155,000	Dun & Bradstreet Corp., Company Guaranteed Notes, 5.000% due 12/15/29(c)	139,109
200,000	Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, Senior Secured Notes, 4.625% due 5/1/28(c)	172,000
210,000	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.900% due 10/1/24	210,188
	Intel Corp., Senior Unsecured Notes:
130,000	5.125% due 2/10/30	130,230
160,000	3.250% due 11/15/49	109,145
1,580,000	5.700% due 2/10/53	1,564,664
450,000	5.050% due 8/5/62	399,726
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Technology – (continued)
	Marvell Technology Inc., Company Guaranteed Notes:
$495,000	1.650% due 4/15/26	$449,219
205,000	2.450% due 4/15/28	179,788
770,000	Microchip Technology Inc., Senior Unsecured Notes, 2.670% due 9/1/23	770,000
455,000	Microsoft Corp., Senior Unsecured Notes, 2.921% due 3/17/52	322,653
520,000	NetApp Inc., Senior Unsecured Notes, 1.875% due 6/22/25	487,318
	NVIDIA Corp., Senior Unsecured Notes:
695,000	2.850% due 4/1/30	623,758
5,000	3.500% due 4/1/40	4,162
500,000	NXP BV/NXP Funding LLC, Company Guaranteed Notes, 4.875% due 3/1/24	496,966
	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
470,000	3.875% due 6/18/26	450,237
250,000	4.300% due 6/18/29	234,117
	Oracle Corp., Senior Unsecured Notes:
335,000	6.150% due 11/9/29	348,716
165,000	2.950% due 4/1/30	143,024
55,000	6.250% due 11/9/32	57,567
365,000	4.900% due 2/6/33	348,663
325,000	3.800% due 11/15/37	262,092
15,000	3.600% due 4/1/40	11,352
2,509,000	3.600% due 4/1/50	1,734,131
210,000	Qorvo Inc., Company Guaranteed Notes, 1.750% due 12/15/24(c)	196,946
35,000	Virtusa Corp., Senior Unsecured Notes, 7.125% due 12/15/28(c)	28,656
635,000	Workday Inc., Senior Unsecured Notes, 3.700% due 4/1/29	586,755
	Total Technology	12,512,520
Utilities – 2.9%
200,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.867% due 7/22/31	139,041
665,000	AEP Texas Inc., Senior Unsecured Notes, 3.450% due 1/15/50	459,276
450,000	Alabama Power Co., Senior Unsecured Notes, 3.450% due 10/1/49	319,299
155,000	Arizona Public Service Co., Senior Unsecured Notes, 5.550% due 8/1/33	155,139
	Berkshire Hathaway Energy Co., Senior Unsecured Notes:
610,000	6.125% due 4/1/36	638,418
1,100,000	5.950% due 5/15/37	1,118,744
50,000	4.600% due 5/1/53	41,196
155,000	Boston Gas Co., Senior Unsecured Notes, 3.757% due 3/16/32(c)	134,416
800,000	Brooklyn Union Gas Co., Senior Unsecured Notes, 4.866% due 8/5/32(c)	735,248
	Calpine Corp.:
95,000	Senior Secured Notes, 4.500% due 2/15/28(c)	87,944
75,000	Senior Unsecured Notes, 4.625% due 2/1/29(c)	65,175
200,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	155,644
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$150,000	Clearway Energy Operating LLC, Company Guaranteed Notes, 4.750% due 3/15/28(c)	$138,697
	Cleco Corporate Holdings LLC:
70,000	Senior Secured Notes, 4.973% due 5/1/46	56,157
180,000	Senior Unsecured Notes, 3.375% due 9/15/29	152,482
400,000	Consolidated Edison Co. of New York Inc., Senior Unsecured Notes, 3.200% due 12/1/51	267,976
	Dominion Energy Inc., Senior Unsecured Notes:
3,215,000	3.375% due 4/1/30	2,834,942
1,185,000	5.375% due 11/15/32	1,166,642
30,000	6.300% due 3/15/33	31,358
	DTE Energy Co., Senior Unsecured Notes:
325,000	step bond to yield, 4.220% due 11/1/24	318,764
645,000	4.875% due 6/1/28	630,687
	Duke Energy Carolinas LLC, 1st Mortgage Notes:
1,225,000	5.300% due 2/15/40	1,192,935
255,000	3.550% due 3/15/52	185,442
	Duke Energy Corp., Senior Unsecured Notes:
4,000,000	0.900% due 9/15/25	3,651,543
1,030,000	2.650% due 9/1/26	952,982
165,000	2.450% due 6/1/30	137,252
1,455,000	2.550% due 6/15/31	1,188,404
450,000	4.500% due 8/15/32	418,746
155,000	5.000% due 8/15/52	135,847
75,000	Duke Energy Ohio Inc., 1st Mortgage Notes, 5.250% due 4/1/33	75,181
430,000	Edison International, Senior Unsecured Notes, 5.250% due 11/15/28	419,801
156,450	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	141,001
120,160	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	111,749
200,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	155,239
445,000	Enel Finance International NV, Senior Unsecured Notes, 5.000% due 6/15/32(c)	416,120
	Entergy Louisiana LLC, 1st Mortgage Notes:
1,100,000	4.950% due 1/15/45	971,483
210,000	4.750% due 9/15/52	182,437
915,000	Essential Utilities Inc., Senior Unsecured Notes, 3.351% due 4/15/50	607,003
780,000	Evergy Inc., Senior Unsecured Notes, 2.900% due 9/15/29	678,624
	Eversource Energy, Senior Unsecured Notes:
165,000	4.750% due 5/15/26	162,348
150,000	5.450% due 3/1/28	150,503
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$960,000	5.125% due 5/15/33	$928,888
	Exelon Corp., Senior Unsecured Notes:
915,000	5.150% due 3/15/28	908,387
120,000	4.100% due 3/15/52	92,847
141,176	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	130,941
125,000	Florida Power & Light Co., 1st Mortgage Notes, 5.100% due 4/1/33	125,001
	Georgia Power Co., Senior Unsecured Notes:
205,000	4.650% due 5/16/28	199,911
415,000	4.700% due 5/15/32	396,220
290,000	4.950% due 5/17/33	280,602
380,000	ITC Holdings Corp., Senior Unsecured Notes, 2.950% due 5/14/30(c)	324,781
168,000	JSW Hydro Energy Ltd., Senior Secured Notes, 4.125% due 5/18/31	141,691
270,000	Kentucky Utilities Co., 1st Mortgage Notes, 5.450% due 4/15/33	272,716
275,000	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(c)	272,989
90,000	Leeward Renewable Energy Operations LLC, Company Guaranteed Notes, 4.250% due 7/1/29(c)	78,240
643,680	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39(c)	567,723
195,000	Louisville Gas & Electric Co., 1st Mortgage Notes, 5.450% due 4/15/33	197,181
400,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(c)	369,923
500,000	Minejesa Capital BV, Senior Secured Notes, 5.625% due 8/10/37	392,419
250,000	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	225,520
330,000	Monongahela Power Co., 1st Mortgage Notes, 5.400% due 12/15/43(c)	309,121
135,000	National Grid PLC, Senior Unsecured Notes, 5.602% due 6/12/28	135,288
	National Rural Utilities Cooperative Finance Corp.:
	Secured Notes:
615,000	4.150% due 12/15/32	561,872
140,000	5.800% due 1/15/33	144,507
130,000	Senior Unsecured Notes, 4.800% due 3/15/28	128,545
	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes:
290,000	4.255% due 9/1/24	285,389
95,000	6.051% due 3/1/25	95,375
1,125,000	4.625% due 7/15/27	1,097,119
1,455,000	2.250% due 6/1/30	1,196,031
135,000	5.050% due 2/28/33	130,659
	NiSource Inc., Senior Unsecured Notes:
1,619,000	3.600% due 5/1/30	1,450,981
50,000	5.400% due 6/30/33	49,522
200,000	NRG Energy Inc., Company Guaranteed Notes, 3.625% due 2/15/31(c)	156,086
410,000	Oglethorpe Power Corp., 1st Mortgage Notes, 5.050% due 10/1/48	353,328
200,000	Ohio Edison Co., Senior Unsecured Notes, 5.500% due 1/15/33(c)	197,840
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$480,000	Ohio Power Co., Senior Unsecured Notes, 5.000% due 6/1/33	$467,775
2,855,000	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 5.600% due 4/1/53	2,838,537
	Pacific Gas & Electric Co.:
	1st Mortgage Notes:
1,385,000	5.450% due 6/15/27	1,354,107
205,000	6.100% due 1/15/29	202,593
665,000	4.550% due 7/1/30	598,010
1,925,000	2.500% due 2/1/31	1,502,182
470,000	6.150% due 1/15/33	457,706
930,000	6.400% due 6/15/33	917,314
525,000	4.950% due 7/1/50	405,943
135,000	6.750% due 1/15/53	131,213
610,000	Senior Secured Notes, 3.250% due 6/1/31	494,524
170,000	Pike Corp., Company Guaranteed Notes, 5.500% due 9/1/28(c)	152,984
150,000	PPL Capital Funding Inc., Company Guaranteed Notes, 4.125% due 4/15/30	137,850
	Puget Energy Inc., Senior Secured Notes:
535,000	3.650% due 5/15/25	513,525
230,000	4.100% due 6/15/30	205,714
625,000	Sempra, Senior Unsecured Notes, 3.400% due 2/1/28	578,348
288,278	Southaven Combined Cycle Generation LLC, Secured Notes, 3.846% due 8/15/33	263,878
	Southern California Edison Co., 1st Mortgage Notes:
580,000	4.900% due 6/1/26	576,393
155,000	5.850% due 11/1/27	158,657
230,000	5.300% due 3/1/28	230,859
130,000	2.850% due 8/1/29	114,370
325,000	2.250% due 6/1/30	269,969
545,000	4.125% due 3/1/48	429,527
5,000,000	4.875% due 3/1/49	4,340,553
	Southern California Gas Co., 1st Mortgage Notes:
555,000	5.200% due 6/1/33	545,004
5,955,000	5.750% due 6/1/53	5,891,106
	Southern Co., Senior Unsecured Notes:
535,000	4.850% due 6/15/28	523,975
1,015,000	3.700% due 4/30/30	918,547
455,000	5.200% due 6/15/33	442,572
555,000	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	543,293
665,000	Virginia Electric & Power Co., Senior Unsecured Notes, 5.000% due 4/1/33	646,746
230,000	Xcel Energy Inc., Senior Unsecured Notes, 4.600% due 6/1/32	214,779
	Total Utilities	60,848,081
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
	TOTAL CORPORATE BONDS & NOTES (Cost – $568,465,067)	$504,244,213
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.3%
$841,553	510 Asset Backed Trust, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 6/25/61(c)(d)	783,288
289,468	Ajax Mortgage Loan Trust, Series 2021-C, Class A, step bond to yield, 2.115% due 1/25/61(c)	272,989
	Alternative Loan Trust:
566,168	Series 2005-28CB, Class 1A7, 5.500% due 8/25/35	479,262
4,979,455	Series 2005-7CB, Class 2A2, 0.000% (1-Month TSFR + 4.936%) due 3/1/38(b)(h)	128,294
4,979,455	Series 2005-7CB, Class 2A5, 5.500% (1-Month TSFR + 0.564%) due 3/1/38(b)	3,707,390
3,968,682	Series 2006-OA2, Class A1, 5.848% (1-Month TSFR + 0.534%) due 5/20/46(b)	3,320,031
2,156,624	Series 2007-4CB, Class 1A1, 5.750% (1-Month TSFR + 0.714%) due 4/25/37(b)	1,657,979
6,442,926	Series 2007-9T1, Class 2A2, 6.000% due 5/25/37	2,965,010
	Angel Oak Mortgage Trust:
347,581	Series 2020-R1, Class A1, 0.990% due 4/25/53(b)(c)	312,298
390,767	Series 2021-1, Class A1, 0.909% due 1/25/66(b)(c)	321,995
343,139	Series 2021-2, Class A1, 0.985% due 4/25/66(b)(c)	280,399
646,179	Series 2021-3, Class A1, 1.068% due 5/25/66(b)(c)	535,106
536,018	Series 2021-4, Class A1, 1.035% due 1/20/65(b)(c)	429,790
828,673	Series 2021-5, Class A1, 0.951% due 7/25/66(b)(c)	685,322
1,219,283	Series 2021-6, Class A1, 1.458% due 9/25/66(b)(c)	962,233
1,401,733	Series 2022-1, Class A1, step bond to yield, 2.881% due 12/25/66(c)	1,229,508
	Arbor Multifamily Mortgage Securities Trust:
7,965,000	Series 2020-MF1, Class A5, 2.756% due 5/15/53(c)	6,808,241
1,485,000	Series 2021-MF2, Class A5, 2.513% due 6/15/54(c)	1,211,302
1,920,000	Series 2021-MF2, Class C, 2.809% due 6/15/54(b)(c)	1,303,697
2,550,000	Series 2022-MF4, Class A5, 3.403% due 2/15/55(b)(c)	2,199,457
2,600,000	Series 2022-MF4, Class B, 3.403% due 2/15/55(b)(c)	2,040,055
500,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class C, 6.708% (1-Month TSFR + 1.397%) due 9/15/34(b)(c)	496,280
	BANK:
10,059,985	Series 2017-BNK4, Class XA, 1.499% due 5/15/50(b)(h)	372,211
15,475,675	Series 2018-BN10, Class XA, 0.835% due 2/15/61(b)(h)	385,415
7,540,000	Series 2020-BN30, Class A4, 1.925% due 12/15/53	5,831,784
6,449,686	Series 2022-BNK39, Class XA, 0.533% due 2/15/55(b)(h)	176,679
1,691,473	Series 2023-BNK45, Class XA, 1.204% due 2/15/56(b)(h)	110,452
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$5,310,000	Series 2023-BNK46, Class A4, 5.745% due 8/15/56	$5,417,497
	BBCMS Mortgage Trust:
1,236,000	Series 2018-TALL, Class F, 8.743% (1-Month TSFR + 3.432%) due 3/15/37(b)(c)	586,588
1,800,000	Series 2020-C6, Class A4, 2.639% due 2/15/53	1,520,885
1,469,354	Series 2020-C7, Class XA, 1.732% due 4/15/53(b)(h)	96,830
305,000	Series 2022-C15, Class A5, 3.662% due 4/15/55(b)	267,685
280,000	Series 2022-C16, Class A5, 4.600% due 6/15/55(b)	263,845
365,000	Series 2022-C18, Class A4, 5.439% due 12/15/55(b)	367,758
120,000	Series 2022-C18, Class A5, 5.710% due 12/15/55(b)	122,397
2,040,027	Bear Stearns ALT-A Trust, Series 2006-1, Class 21A2, 4.126% due 2/25/36(b)	1,425,865
	Benchmark Mortgage Trust:
1,835,000	Series 2019-B15, Class A5, 2.928% due 12/15/72	1,542,143
2,362,570	Series 2020-B22, Class XA, 1.627% due 1/15/54(b)(h)	195,012
6,232,276	Series 2023-B39, Class XA, 0.724% due 7/15/56(b)(h)	257,976
397,396	BINOM Securitization Trust, Series 2021-INV1, Class A1, 2.034% due 6/25/56(b)(c)	338,579
	BRAVO Residential Funding Trust:
1,028,373	Series 2021-C, Class A1, step bond to yield, 1.620% due 3/1/61(c)	920,159
223,620	Series 2021-NQM1, Class A1, 0.941% due 2/25/49(b)(c)	195,020
191,519	Series 2021-NQM2, Class A1, 0.970% due 3/25/60(b)(c)	177,874
4,700,000	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(c)	4,701,813
1,265,943	BX, Series 2021-MFM1, Class D, 6.924% (1-Month TSFR + 1.614%) due 1/15/34(b)(c)	1,234,526
	BX Commercial Mortgage Trust:
544,000	Series 2019-XL, Class D, 6.875% (1-Month TSFR + 1.564%) due 10/15/36(b)(c)	539,183
1,819,000	Series 2019-XL, Class E, 7.225% (1-Month TSFR + 1.914%) due 10/15/36(b)(c)	1,800,594
3,145,000	Series 2019-XL, Class F, 7.425% (1-Month TSFR + 2.114%) due 10/15/36(b)(c)	3,109,199
500,000	Series 2021-CIP, Class A, 6.345% (1-Month TSFR + 1.035%) due 12/15/38(b)(c)	489,649
2,900,000	Series 2021-VOLT, Class C, 6.525% (1-Month TSFR + 1.214%) due 9/15/36(b)(c)	2,772,622
536,000	Series 2021-VOLT, Class E, 7.425% (1-Month TSFR + 2.114%) due 9/15/36(b)(c)	507,751
	BX Trust:
1,529,000	Series 2019-OC11, Class E, 4.075% due 12/9/41(b)(c)	1,244,427
1,400,000	Series 2021-ARIA, Class A, 6.324% (1-Month TSFR + 1.014%) due 10/15/36(b)(c)	1,363,985
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,265,000	Series 2022-GPA, Class C, 8.523% (1-Month TSFR + 3.213%) due 8/15/42(b)(c)	$1,262,619
	CAMB Commercial Mortgage Trust:
851,000	Series 2019-LIFE, Class A, 6.495% (1-Month TSFR + 1.184%) due 12/15/37(b)(c)	846,695
5,900,000	Series 2021-CX2, Class C, 2.864% due 11/10/46(b)(c)	4,387,241
258,478	Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.753% due 2/25/46(c)	219,790
15,902,736	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.379% due 5/10/50(b)(h)	536,881
1,834,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class E, 7.425% (1-Month TSFR + 2.114%) due 11/15/36(b)(c)	1,744,910
	CIM Trust:
1,062,335	Series 2021-R6, Class A1, 1.425% due 7/25/61(b)(c)	905,687
5,259,515	Series 2023-R2, Class A1, 5.500% due 8/25/64(b)(c)	5,205,172
	Citigroup Commercial Mortgage Trust:
1,415,000	Series 2015-GC31, Class A4, 3.762% due 6/10/48	1,349,131
31,184,515	Series 2015-GC35, Class XA, 0.859% due 11/10/48(b)(h)	371,167
805,000	Series 2016-P4, Class B, 3.377% due 7/10/49	702,376
7,640,000	Series 2019-GC43, Class A4, 3.038% due 11/10/52	6,514,070
2,850,000	Series 2023-SMRT, Class B, 6.048% due 6/10/28(b)(c)	2,778,313
	COLT Mortgage Loan Trust:
565,132	Series 2021-1, Class A1, 0.910% due 6/25/66(b)(c)	453,426
544,783	Series 2021-2, Class A1, 0.924% due 8/25/66(b)(c)	417,075
155,725	Series 2021-2R, Class A1, 0.798% due 7/27/54(c)	135,487
985,855	Series 2021-3, Class A1, 0.956% due 9/27/66(b)(c)	761,940
1,309,707	Series 2021-HX1, Class A1, 1.110% due 10/25/66(b)(c)	1,052,474
1,376,654	Series 2022-1, Class A1, 2.284% due 12/27/66(b)(c)	1,175,869
	Commercial Mortgage Trust:
1,050,000	Series 2015-CR23, Class A4, 3.497% due 5/10/48	1,004,892
3,035,000	Series 2020-CX, Class A, 2.173% due 11/10/46(c)	2,368,971
2,615,000	Series 2020-CX, Class B, 2.446% due 11/10/46(c)	2,037,148
1,150,000	Series 2020-CX, Class C, 2.773% due 11/10/46(b)(c)	886,149
3,750,000	Series 2020-SBX, Class C, 2.056% due 1/10/38(b)(c)	3,145,886
203,000	Series 2022-HC, Class A, 2.819% due 1/10/39(c)	169,314
300,000	Series 2022-HC, Class C, 3.376% due 1/10/39(c)	236,896
	Connecticut Avenue Securities Trust:
138,807	Series 2022-R08, Class 1M1, 7.838% (SOFR30A + 2.550%) due 7/25/42(b)(c)	141,441
347,010	Series 2023-R03, Class 2M1, 7.788% (SOFR30A + 2.500%) due 4/25/43(b)(c)	350,699
238,955	Series 2023-R04, Class 1M1, 7.596% (SOFR30A + 2.300%) due 5/25/43(b)(c)	242,696
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$695,929	Series 2023-R05, Class 1M1, 7.196% (SOFR30A + 1.900%) due 6/25/43(b)(c)	$698,977
322,296	Series 2023-R06, Class 1M1, 6.988% (SOFR30A + 1.700%) due 7/25/43(b)(c)	322,296
	Credit Suisse Commercial Mortgage Capital Trust:
1,233,210	Series 2018-RPL9, Class A, 3.850% due 9/25/57(b)(c)	1,149,468
418,248	Series 2021-AFC1, Class A1, 0.830% due 3/25/56(b)(c)	313,425
504,354	Series 2021-NQM5, Class A1, 0.938% due 5/25/66(b)(c)	389,233
3,073,946	Series 2021-RPL3, Class A1, 2.000% due 1/25/60(b)(c)	2,612,234
356,882	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(b)(c)	335,998
	Credit Suisse Mortgage Capital Certificates:
109,727	Series 2019-ICE4, Class D, 6.958% (1-Month TSFR + 1.647%) due 5/15/36(b)(c)	108,979
5,494,331	Series 2019-ICE4, Class E, 7.508% (1-Month TSFR + 2.197%) due 5/15/36(b)(c)	5,442,840
	CSAIL Commercial Mortgage Trust:
1,985,982	Series 2015-C4, Class A3, 3.544% due 11/15/48	1,910,328
824,000	Series 2016-C7, Class B, 4.473% due 11/15/49(b)	724,553
1,205,000	Series 2018-C14, Class C, 5.064% due 11/15/51(b)	924,924
1,373,937	CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-9, Class 5A6, 5.500% due 10/25/35	742,701
	CSMC:
1,012,265	Series 2010-8R, Class 5A11, 4.521% due 2/26/37(b)(c)	948,967
538,732	Series 2020-NET, Class A, 2.257% due 8/15/37(c)	485,561
183,000	Series 2021-B33, Class A1, 3.053% due 10/10/43(c)	151,592
650,000	Series 2021-B33, Class A2, 3.167% due 10/10/43(c)	473,575
176,361	Series 2021-NQM1, Class A1, 0.809% due 5/25/65(b)(c)	147,000
719,018	Series 2021-NQM2, Class A1, 1.179% due 2/25/66(b)(c)	599,572
791,937	Series 2021-NQM4, Class A1, 1.101% due 5/25/66(b)(c)	650,428
1,377,618	Series 2021-NQM6, Class A1, 1.174% due 7/25/66(b)(c)	1,093,766
618,223	Series 2021-NQM8, Class A1, 1.841% due 10/25/66(b)(c)	510,255
1,488,156	Series 2022-NQM1, Class A1, 2.265% due 11/25/66(b)(c)	1,242,035
3,545,399	DBGS Mortgage Trust, Series 2018-BIOD, Class E, 7.306% (1-Month TSFR + 1.996%) due 5/15/35(b)(c)	3,468,374
	DBJPM Mortgage Trust:
21,195,000	Series 2017-C6, Class XB, 0.335% due 6/10/50(b)(h)	228,809
2,221,416	Series 2020-C9, Class XA, 1.824% due 9/15/53(b)(h)	135,702
610,000	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	491,893
	Deephaven Residential Mortgage Trust:
120,128	Series 2021-1, Class A1, 0.715% due 5/25/65(b)(c)	109,534
228,834	Series 2021-2, Class A1, 0.899% due 4/25/66(b)(c)	196,519
6,724,737	Series 2022-2, Class A1, 4.300% due 3/25/67(b)(c)	6,243,334
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,336,939	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 1A, 5.948% (1-Month TSFR + 0.634%) due 8/19/45(b)	$3,087,012
	Ellington Financial Mortgage Trust:
87,581	Series 2021-1, Class A1, 0.797% due 2/25/66(b)(c)	72,993
230,277	Series 2021-2, Class A1, 0.931% due 6/25/66(b)(c)	183,464
880,931	Series 2021-3, Class A1, 1.241% due 9/25/66(b)(c)	677,803
691,305	Series 2022-1, Class A1, 2.206% due 1/25/67(b)(c)	570,725
	Federal Home Loan Mortgage Corp. (FHLMC). REMICS:
611,465	Series 3835, Class FO, 0.000% due 4/15/41(i)	483,084
1,056,118	Series 4116, Class AP, 1.350% due 8/15/42	889,066
3,952,231	Series 4223, Class SB, 0.000% (SOFR30A + 5.293%) due 7/15/43(b)	2,626,365
1,000,000	Series 4265, Class GL, 3.000% due 4/15/42	844,447
712,385	Series 4447, Class IO, 5.000% due 3/15/45(h)	148,363
740,651	Series 4504, Class DZ, 3.500% due 8/15/45	671,321
131,491	Series 4518, Class CZ, 3.500% due 10/15/45	117,071
9,371,413	Series 4655, Class CZ, 3.000% due 2/15/47	7,910,970
22,070,486	Series 4726, Class Z, 3.500% due 10/15/47	19,595,392
161,375	Series 4751, Class PL, 3.000% due 12/15/47	122,061
4,346,181	Series 4892, Class ES, 0.748% (SOFR30A + 6.036%) due 7/25/45(b)(h)	423,855
357,709	Series 5018, Class LW, 1.000% due 10/25/40	280,216
717,493	Series 5083, Class AI, 2.500% due 3/25/51(h)	101,007
1,631,712	Series 5092, Class WI, 2.500% due 4/25/36(h)	162,830
877,508	Series 5169, Class IO, 3.000% due 9/25/51(h)	142,058
593,609	Series 5201, Class PA, 2.500% due 3/25/52	518,327
159,000	Series 5228, Class JL, 2.500% due 10/25/41	122,863
	Federal National Mortgage Association (FNMA), Aces:
32,726,570	Series 2020-M12, Class IO, 1.404% due 7/25/29(b)(h)	1,622,731
10,118,880	Series 2020-M15, Class X1, 1.582% due 9/25/31(b)(h)	662,600
20,802,316	Series 2020-M7, Class X2, 1.331% due 3/25/31(b)(h)	1,296,887
5,807,766	Series 2022-M4, Class A1X, 2.548% due 5/25/30(b)	5,191,231
7,133,048	Series 2022-M5, Class A1, 2.437% due 1/1/34(b)	6,309,089
	Federal National Mortgage Association (FNMA), Interest Strip:
1,216,446	Series 426, Class C38, 2.000% due 3/25/52(h)	154,027
781,838	Series 429, Class C3, 2.500% due 9/25/52(h)	122,273
	Federal National Mortgage Association (FNMA), REMICS:
471,000	Series 2011-142, Class PE, 3.500% due 1/25/42	423,005
116,614	Series 2011-51, Class TO, zero coupon, due 6/25/41(i)	85,815
649,816	Series 2012-120, Class ZB, 3.500% due 11/25/42	587,712
501,401	Series 2013-15, Class ZV, 3.000% due 3/25/43	434,670
137,606	Series 2013-2, Class MA, 3.500% due 2/25/43	126,647
1,072,000	Series 2013-62, Class PY, 2.500% due 6/25/43	872,620
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,376,646	Series 2013-72, Class IW, 3.500% due 7/25/33(h)	$111,943
2,823,041	Series 2014-11, Class KZ, 2.500% due 10/25/41	2,445,646
534,810	Series 2014-95, Class ZC, 3.000% due 1/25/45	457,952
590,260	Series 2015-55, Class PD, 2.500% due 3/25/43	557,201
676,051	Series 2016-3, Class MI, 5.500% due 2/25/46(h)	106,499
511,152	Series 2016-43, Class GZ, 3.000% due 7/25/46	427,223
786,487	Series 2017-105, Class ZE, 3.000% due 1/25/48	599,100
10,138	Series 2017-107, Class GA, 3.000% due 8/25/45	10,088
692,941	Series 2017-22, Class BZ, 3.500% due 4/25/47	616,119
7,731,019	Series 2017-24, Class LG, 3.000% due 4/25/37	6,832,273
561,180	Series 2018-91, Class BE, 3.500% due 12/25/58	504,234
386,026	Series 2020-35, Class AI, 3.000% due 6/25/50(h)	61,724
671,287	Series 2020-74, Class HI, 5.500% due 10/25/50(h)	129,435
1,935,523	Series 2020-99, Class KI, 1.500% due 11/25/35(h)	107,058
986,674	Series 2021-3, Class NI, 2.500% due 2/25/51(h)	133,610
934,426	Series 2021-3, Class TI, 2.500% due 2/25/51(h)	160,695
11,368,129	Series 2021-4, Class GD, 1.000% due 2/25/51	8,435,342
993,241	Series 2021-95, Class GI, 3.000% due 1/25/52(h)	152,511
857,105	Series 2022-3, Class PI, 3.000% due 1/25/52(h)	107,697
	FMC GMSR Issuer Trust:
4,000,000	Series 2021-GT1, Class A, 3.620% due 7/25/26(b)(c)	3,342,700
3,420,000	Series 2021-GT2, Class A, 3.850% due 10/25/26(b)(c)	2,844,001
	Freddie Mac Multifamily Structured Pass-Through Certificates:
105,921,064	Series K064, Class X1, 0.735% due 3/25/27(b)(h)	1,871,721
27,883,664	Series K066, Class X1, 0.885% due 6/25/27(b)(h)	638,483
2,070,882	Series K118, Class X1, 1.051% due 9/25/30(b)(h)	107,842
63,530,685	Series K119, Class X1, 1.024% due 9/25/30(b)(h)	3,194,882
29,065,058	Series K120, Class X1, 1.132% due 10/25/30(b)(h)	1,595,948
41,281,909	Series K121, Class X1, 1.119% due 10/25/30(b)(h)	2,267,888
12,717,993	Series K122, Class X1, 0.971% due 11/25/30(b)(h)	612,766
23,890,316	Series K124, Class X1, 0.810% due 12/25/30(b)(h)	972,436
53,738,524	Series K125, Class X1, 0.674% due 1/25/31(b)(h)	1,775,166
30,628,701	Series K129, Class X1, 1.142% due 5/25/31(b)(h)	1,783,834
30,149,170	Series K130, Class X1, 1.143% due 6/25/31(b)(h)	1,881,565
55,981,533	Series K132, Class X1, 0.608% due 8/25/31(b)(h)	1,810,140
30,203,714	Series K-1519, Class X1, 0.693% due 12/25/35(b)(h)	1,380,784
1,500,000	Series Q001, Class A3, 3.815% due 2/25/32	1,387,118
5,000,000	Freddie Mac STACR REMIC Trust, Series 2021-HQA2, Class M2, 7.338% (SOFR30A + 2.050%) due 12/25/33(b)(c)	4,903,530
	Freddie Mac Strips:
854,295	Series 303, Class C10, 3.500% due 1/15/33(h)	87,599
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$944,071	Series 375, Class C1, 2.500% due 1/25/51(h)	$138,360
877,486	Series 386, Class C14, 2.500% due 3/15/52(h)	124,432
2,900,174	Series 389, Class C1, 1.500% due 5/15/37(h)	169,256
1,295,820	Series 389, Class C35, 2.000% due 6/15/52(h)	160,556
	Freddie Mac Structured Agency Credit Risk Debt Notes:
100,104	Series 2022-HQA2, Class M1A, 7.938% (SOFR30A + 2.650%) due 7/25/42(b)(c)	102,052
403,078	Series 2023-HQA2, Class M1A, 7.288% (SOFR30A + 2.000%) due 6/25/43(b)(c)	404,612
	GCAT Trust:
451,432	Series 2021-NQM1, Class A1, 0.874% due 1/25/66(b)(c)	377,117
478,073	Series 2021-NQM2, Class A1, 1.036% due 5/25/66(b)(c)	384,746
620,934	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(b)(c)	501,866
856,154	Series 2021-NQM4, Class A1, 1.093% due 8/25/66(b)(c)	656,646
1,213,939	Series 2021-NQM5, Class A1, 1.262% due 7/25/66(b)(c)	947,617
449,608	Series 2021-NQM7, Class A1, 1.915% due 8/25/66(b)(c)	384,706
	Government National Mortgage Association (GNMA):
699,265	Series 2012-116, Class IB, 4.000% due 9/16/42(h)	139,405
1,259,527	Series 2012-32, Class Z, 3.500% due 3/20/42	1,161,695
672,969	Series 2014-12, Class ZB, 3.000% due 1/16/44	594,650
703,504	Series 2014-46, Class IO, 5.000% due 3/16/44(h)	103,906
625,000	Series 2018-37, Class BY, 3.500% due 3/20/48	550,669
524,600	Series 2019-5, Class JI, 5.000% due 7/16/44(h)	94,060
24,936,534	Series 2020-173, Class JI, 2.000% due 11/20/50(h)	2,628,498
15,118,448	Series 2021-129, Class IO, 0.982% due 6/16/63(b)(h)	1,038,521
11,306,820	Series 2021-137, Class IQ, 3.000% due 8/20/51(h)	1,736,083
21,582,614	Series 2021-184, Class IO, 0.883% due 12/16/61(b)(h)	1,396,816
14,239,502	Series 2021-30, Class IB, 2.500% due 2/20/51(h)	1,944,526
17,217,519	Series 2021-35, Class IO, 1.029% due 12/16/62(b)(h)	1,235,226
19,192,068	Series 2021-52, Class IO, 0.719% due 4/16/63(b)(h)	1,052,696
16,298,083	Series 2021-58, Class SL, 0.000% (1-Month TSFR + 3.636%) due 4/20/51(b)(h)	559,984
4,611,978	Series 2021-77, Class EA, 1.000% due 7/20/50	3,477,300
14,900,484	Series 2021-77, Class IT, 2.500% due 5/20/51(h)	2,094,431
19,759,942	Series 2021-79, Class IO, 0.881% due 8/16/63(b)(h)	1,265,520
10,138,322	Series 2022-174, Class AZ, 3.500% due 5/20/51	8,229,317
473,814	Series 2022-24, Class GA, 3.000% due 2/20/52	421,934
28,186,917	Series 2022-49, Class IO, 0.762% due 3/16/64(b)(h)	1,669,979
16,188,857	Series 2022-61, Class EI, 3.000% due 7/20/51(h)	2,224,054
8,413,990	Series 2022-64, Class IO, 2.500% due 2/20/50(h)	1,007,512
31,266,584	Series 2022-80, Class IO, 0.592% due 6/16/64(b)(h)	1,554,765
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$28,728,155	Series 2022-82, Class IO, 0.537% due 2/16/64(b)(h)	$1,372,401
	Great Wolf Trust:
500,000	Series 2019-WOLF, Class E, 8.156% (1-Month TSFR + 2.846%) due 12/15/36(b)(c)	493,044
500,000	Series 2019-WOLF, Class F, 8.555% (1-Month TSFR + 3.245%) due 12/15/36(b)(c)	491,151
	GS Mortgage Securities Corp. Trust:
400,000	Series 2018-TWR, Class D, 7.208% (1-Month TSFR + 1.897%) due 7/15/31(b)(c)	199,974
400,000	Series 2018-TWR, Class E, 7.708% (1-Month TSFR + 2.397%) due 7/15/31(b)(c)	171,974
400,000	Series 2018-TWR, Class F, 8.408% (1-Month TSFR + 3.097%) due 7/15/31(b)(c)	143,974
400,000	Series 2018-TWR, Class G, 9.533% (1-Month TSFR + 4.222%) due 7/15/31(b)(c)	115,974
700,000	Series 2021-IP, Class D, 7.525% (1-Month TSFR + 2.214%) due 10/15/36(b)(c)	640,696
	GS Mortgage Securities Trust:
705,000	Series 2015-GC30, Class A4, 3.382% due 5/10/50	670,895
9,961,885	Series 2017-GS7, Class XA, 1.227% due 8/10/50(b)(h)	319,541
1,400,000	Series 2018-GS9, Class A4, 3.992% due 3/10/51(b)	1,299,260
1,200,000	Series 2018-GS9, Class C, 4.496% due 3/10/51(b)	977,858
340,000	Series 2019-GC38, Class A2, 3.872% due 2/10/52	336,857
1,500,000	Series 2020-GC45, Class A5, 2.911% due 2/13/53	1,290,081
4,717,199	HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 5.728% (1-Month TSFR + 0.414%) due 1/25/47(b)	4,216,341
1,925,196	Homes Trust, Series 2023-NQM2, Class A1, step bond to yield, 6.456% due 2/25/68(c)	1,928,342
	Imperial Fund Mortgage Trust:
489,879	Series 2021-NQM2, Class A1, 1.073% due 9/25/56(b)(c)	384,457
887,230	Series 2021-NQM3, Class A1, 1.595% due 11/25/56(b)(c)	729,629
1,420,456	Series 2022-NQM2, Class A1, step bond to yield, 3.638% due 3/25/67(c)	1,280,387
	JP Morgan Chase Commercial Mortgage Securities Trust:
805,000	Series 2018-WPT, Class FFX, 5.542% due 7/5/33(b)(c)	624,438
1,950,000	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	1,677,144
823,000	Series 2020-ACE, Class C, 3.817% due 1/10/37(b)(c)	749,619
805,000	Series 2020-LOOP, Class E, 3.990% due 12/5/38(b)(c)	502,247
666,799	Series 2022-NLP, Class A, 5.907% (1-Month TSFR + 0.597%) due 4/15/37(b)(c)	620,772
	JP Morgan Mortgage Trust:
2,100,550	Series 2006-S1, Class 2A9, 6.500% due 4/25/36	2,062,012
6,419,757	Series 2006-S4, Class A7, 6.000% due 1/25/37	2,622,348
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,527,943	Series 2021-3, Class B1, 2.941% due 7/25/51(b)(c)	$1,182,273
	JPMBB Commercial Mortgage Securities Trust:
475,000	Series 2014-C21, Class A5, 3.775% due 8/15/47	463,948
1,667,000	Series 2015-C27, Class C, 4.440% due 2/15/48(b)	1,365,198
1,205,000	Series 2015-C28, Class C, 4.273% due 10/15/48(b)	1,043,535
529,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	497,428
1,100,000	JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class A5, 3.490% due 7/15/50	994,195
1,123,000	JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class B, 3.294% due 5/13/53(b)	813,267
	Legacy Mortgage Asset Trust:
348,335	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(c)	324,928
465,483	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(c)	439,921
237,105	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(c)	217,505
2,964,596	Lehman XS Trust, Series 2007-4N, Class 1A3, 5.909% (1-Month TSFR + 0.594%) due 3/25/47(b)	2,520,864
	Life Mortgage Trust:
1,619,935	Series 2021-BMR, Class A, 6.124% (1-Month TSFR + 0.814%) due 3/15/38(b)(c)	1,587,375
3,179,908	Series 2021-BMR, Class D, 6.824% (1-Month TSFR + 1.514%) due 3/15/38(b)(c)	3,076,058
2,400,000	Series 2022-BMR2, Class D, 7.852% (1-Month TSFR + 2.542%) due 5/15/39(b)(c)	2,289,411
825,040	Med Trust, Series 2021-MDLN, Class G, 10.674% (1-Month TSFR + 5.364%) due 11/15/38(b)(c)	773,422
6,136,546	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1, Class AF1, 5.750% due 8/25/36	3,021,684
	MFA Trust:
266,583	Series 2021-NQM1, Class A1, 1.153% due 4/25/65(b)(c)	232,990
357,899	Series 2021-NQM2, Class A1, 1.029% due 11/25/64(b)(c)	295,630
3,800,000	Series 2023-NQM3, Class A1, 6.835% due 7/25/68(c)	3,799,978
	Morgan Stanley Bank of America Merrill Lynch Trust:
293,000	Series 2014-C19, Class AS, 3.832% due 12/15/47	279,194
15,668,845	Series 2014-C19, Class XA, 1.099% due 12/15/47(b)(h)	107,153
2,583,782	Series 2015-C20, Class A4, 3.249% due 2/15/48	2,476,535
1,405,000	Series 2015-C26, Class A5, 3.531% due 10/15/48	1,331,114
1,652,000	Series 2016-C31, Class C, 4.403% due 11/15/49(b)	1,275,607
	Morgan Stanley Capital I Trust:
13,948,707	Series 2016-UB11, Class XA, 1.574% due 8/15/49(b)(h)	460,134
12,006,109	Series 2016-UB12, Class XA, 0.787% due 12/15/49(b)(h)	203,933
1,356,000	Series 2019-H7, Class AS, 3.524% due 7/15/52	1,173,324
583,000	Series 2019-H7, Class B, 3.725% due 7/15/52	473,473
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$21,931,722	Series 2019-L3, Class XA, 0.755% due 11/15/52(b)(h)	$650,265
806,000	Series 2020-L4, Class B, 3.082% due 2/15/53	598,167
1,535,849	Morgan Stanley Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.693% due 10/25/60(b)(c)	1,513,594
	New Residential Mortgage Loan Trust:
337,997	Series 2021-NQ1R, Class A1, 0.943% due 7/25/55(b)(c)	286,988
220,359	Series 2021-NQ2R, Class A1, 0.941% due 10/25/58(b)(c)	195,438
1,066,221	Series 2021-NQM3, Class A1, 1.156% due 11/27/56(b)(c)	866,756
1,027,319	NMLT Trust, Series 2021-INV1, Class A1, 1.185% due 5/25/56(b)(c)	833,522
	OBX Trust:
685,534	Series 2021-NQM1, Class A1, 1.072% due 2/25/66(b)(c)	567,514
617,523	Series 2021-NQM3, Class A1, 1.054% due 7/25/61(b)(c)	460,621
1,208,978	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(b)(c)	1,017,571
3,617,851	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 2/25/63(c)	3,591,382
	PMT Credit Risk Transfer Trust:
790,314	Series 2019-2R, Class A, 9.193% (1-Month TSFR + 3.864%) due 5/30/25(b)(c)	788,746
398,610	Series 2019-3R, Class A, 9.118% (SOFR30A + 3.814%) due 11/27/31(b)(c)	391,960
1,294,878	PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(c)	1,181,798
943,204	Pretium Mortgage Credit Partners LLC, Series 2021-RN1, Class A1, step bond to yield, 1.992% due 2/25/61(c)	894,689
	PRPM LLC:
239,295	Series 2021-2, Class A1, 2.115% due 3/25/26(b)(c)	230,480
415,359	Series 2021-3, Class A1, step bond to yield, 1.867% due 4/25/26(c)	390,604
639,608	Series 2021-5, Class A1, step bond to yield, 1.793% due 6/25/26(c)	596,653
570,630	Series 2021-6, Class A1, step bond to yield, 1.793% due 7/25/26(c)	538,790
3,266,701	Series 2021-7, Class A1, step bond to yield, 1.867% due 8/25/26(c)	3,020,858
584,443	Series 2021-8, Class A1, 1.743% due 9/25/26(b)(c)	541,838
1,516,517	Series 2021-9, Class A1, step bond to yield, 2.363% due 10/25/26(c)	1,425,358
230,652	Series 2021-RPL1, Class A1, step bond to yield, 1.319% due 7/25/51(c)	203,674
936,149	Series 2022-5, Class A1, step bond to yield, 6.900% due 9/27/27(c)	932,156
	Rali Trust:
1,119,080	Series 2005-QS13, Class 1A3, 5.500% due 9/25/35	903,223
2,977,648	Series 2006-QS17, Class A8, 6.000% due 12/25/36	2,388,701
3,594,294	Residential Asset Securitization Trust, Series 2005-A8CB, Class A6, 5.000% due 7/25/35	2,132,822
	Residential Mortgage Loan Trust:
3,100,000	Series 2020-1, Class M1, 3.242% due 1/26/60(b)(c)	2,634,359
222,999	Series 2021-1R, Class A1, 0.859% due 1/25/65(b)(c)	201,291
	Seasoned Credit Risk Transfer Trust:
325,171	Series 2019-1, Class MA, 3.500% due 7/25/58	302,721
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$510,070	Series 2019-1, Class MT, 3.500% due 7/25/58	$442,332
5,445,383	Series 2019-4, Class MV, 3.000% due 2/25/59	4,658,597
636,314	Series 2020-1, Class MT, 2.500% due 8/25/59	520,712
6,233,741	Series 2020-2, Class MT, 2.000% due 11/25/59	4,958,936
6,054,807	Series 2020-3, Class M5TW, 3.000% due 5/25/60	5,339,998
3,640,000	SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class B, 4.534% due 1/5/43(b)(c)	2,266,349
	SG Residential Mortgage Trust:
893,116	Series 2021-1, Class A1, 1.160% due 7/25/61(b)(c)	691,500
5,238,000	Series 2021-2, Class B1, 4.038% due 12/25/61(b)(c)	3,391,917
5,150,000	SMRT, Series 2022-MINI, Class D, 7.261% (1-Month TSFR + 1.950%) due 1/15/39(b)(c)	4,917,446
515,992	STAR Trust, Series 2021-1, Class A1, 1.219% due 5/25/65(b)(c)	440,970
	Starwood Mortgage Residential Trust:
181,774	Series 2021-2, Class A1, 0.943% due 5/25/65(b)(c)	160,288
760,832	Series 2021-3, Class A1, 1.127% due 6/25/56(b)(c)	607,198
1,022,348	Series 2021-4, Class A1, 1.162% due 8/25/56(b)(c)	846,451
952,727	Series 2021-6, Class A1, 1.920% due 11/25/66(b)(c)	769,098
3,480,000	STWD Trust, Series 2021-FLWR, Class D, 6.800% (1-Month TSFR + 1.490%) due 7/15/36(b)(c)	3,357,684
697,729	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, step bond to yield, 2.240% due 6/25/24(c)	677,364
	Towd Point Mortgage Trust:
1,512,760	Series 2021-R1, Class A1, 2.918% due 11/30/60(b)(c)	1,221,789
3,054,387	Series 2022-4, Class A1, 3.750% due 9/25/62(c)	2,792,064
289,990	Triangle Re Ltd., Series 2021-3, Class M1A, 7.188% (SOFR30A + 1.900%) due 2/25/34(b)(c)	290,443
393,979	TRK Trust, Series 2021-INV1, Class A1, 1.153% due 7/25/56(b)(c)	332,930
4,286,840	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.685% due 6/15/50(b)(h)	183,164
	VCAT LLC:
159,358	Series 2021-NPL2, Class A1, step bond to yield, 2.115% due 3/27/51(c)	151,819
717,978	Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(c)	671,307
	Verus Securitization Trust:
3,814,000	Series 2021-1, Class B1, 2.977% due 1/25/66(b)(c)	2,394,430
283,083	Series 2021-2, Class A1, 1.031% due 2/25/66(b)(c)	237,866
432,832	Series 2021-4, Class A1, 0.938% due 7/25/66(b)(c)	335,240
1,079,526	Series 2021-5, Class A1, 1.013% due 9/25/66(b)(c)	871,191
1,104,665	Series 2021-6, Class A1, 1.630% due 10/25/66(b)(c)	901,097
1,307,686	Series 2021-7, Class A1, 1.829% due 10/25/66(b)(c)	1,108,570
221,956	Series 2021-R1, Class A1, 0.820% due 10/25/63(b)(c)	197,817
323,998	Series 2021-R2, Class A1, 0.918% due 2/25/64(b)(c)	276,751
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$923,049	Series 2022-1, Class A1, step bond to yield, 2.724% due 1/25/67(c)	$807,112
3,602,430	Series 2023-4, Class A1, step bond to yield, 5.811% due 5/25/68(c)	3,563,905
3,691,258	Series 2023-INV1, Class A1, step bond to yield, 5.999% due 2/25/68(c)	3,659,938
276,002	VOLT C LLC, Series 2021-NPL9, Class A1, step bond to yield, 1.992% due 5/25/51(c)	253,519
770,423	VOLT XCIII LLC, Series 2021-NPL2, Class A1, step bond to yield, 1.893% due 2/27/51(c)	716,258
1,614,360	VOLT XCVII LLC, Series 2021-NPL6, Class A1, step bond to yield, 2.240% due 4/25/51(c)	1,507,203
	Wells Fargo Commercial Mortgage Trust:
1,400,000	Series 2016-BNK1, Class A3, 2.652% due 8/15/49	1,269,659
9,027,432	Series 2017-C38, Class XA, 1.091% due 7/15/50(b)(h)	244,442
745,257	Series 2018-C45, Class ASB, 4.147% due 6/15/51	721,357
806,000	Series 2020-C55, Class AS, 2.937% due 2/15/53	673,578
3,119,981	Series 2021-SAVE, Class D, 7.925% (1-Month TSFR + 2.614%) due 2/15/40(b)(c)	2,790,573
500,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	483,569
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $530,069,702)	448,940,945
U.S. GOVERNMENT OBLIGATIONS – 20.8%
	U.S. Treasury Bonds:
5,920,000	4.625% due 2/28/25	5,879,069
1,780,000	1.250% due 11/30/26	1,607,632
12,805,000	4.125% due 11/15/32	12,798,998
3,565,000	2.000% due 11/15/41	2,494,525
7,870,000	3.250% due 5/15/42	6,720,550
9,165,000	3.375% due 8/15/42	7,953,144
13,005,000	3.875% due 2/15/43	12,100,746
3,975,000	3.625% due 8/15/43	3,552,811
6,715,000	3.625% due 2/15/44	5,989,990
12,905,000	3.375% due 5/15/44	11,066,037
2,470,000	2.500% due 2/15/45	1,813,810
1,390,000	2.250% due 8/15/46	957,471
8,500,000	3.000% due 2/15/48	6,747,207
7,800,000	3.125% due 5/15/48	6,335,062
5,110,000	3.375% due 11/15/48	4,342,702
34,460,000	2.375% due 5/15/51	23,951,046
12,330,000	1.875% due 11/15/51	7,576,207
7,170,000	3.000% due 8/15/52	5,713,874
625,000	4.000% due 11/15/52	603,052
68,402,000	3.625% due 5/15/53	61,690,054
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$51,335,000	4.125% due 8/15/53	$50,645,186
	U.S. Treasury Inflation Indexed Bonds:
4,711,437.2	0.250% due 2/15/50	3,031,515
955,746.88	0.125% due 2/15/52	576,817
	U.S. Treasury Inflation Indexed Notes:
1,197,257.65	0.750% due 7/15/28	1,128,789
4,562,421.75	0.250% due 7/15/29	4,141,021
2,719,172.85	0.125% due 7/15/30	2,409,654
	U.S. Treasury Notes:
4,495,000	4.500% due 11/30/24	4,454,615
2,050,000	3.875% due 3/31/25	2,012,924
3,200,000	3.875% due 4/30/25	3,141,875
7,580,000	2.750% due 5/15/25	7,303,745
3,745,000	4.750% due 7/31/25	3,734,906
12,500,000	0.250% due 8/31/25	11,413,086
1,580,000	0.375% due 11/30/25	1,434,097
2,695,000	4.000% due 12/15/25	2,651,417
5,060,000	4.000% due 2/15/26	4,980,147
14,175,000	4.625% due 3/15/26	14,164,479
3,250,000	3.750% due 4/15/26	3,179,795
10,400,000	0.750% due 4/30/26	9,405,500
3,050,000	4.500% due 7/15/26	3,044,520
19,290,000	2.750% due 4/30/27	18,207,198
850,000	4.000% due 2/29/28	839,541
2,350,000	3.625% due 3/31/28	2,284,457
7,120,000	3.500% due 4/30/28	6,883,594
1,800,000	3.625% due 5/31/28	1,750,641
3,250,000	4.000% due 6/30/28	3,211,152
1,355,000	3.875% due 12/31/29	1,327,741
1,125,000	3.500% due 1/31/30	1,079,165
14,410,000	3.625% due 3/31/30	13,919,159
2,500,000	3.750% due 5/31/30	2,432,520
2,500,000	3.750% due 6/30/30	2,432,422
6,430,000	2.750% due 8/15/32	5,771,679
10,990,000	3.500% due 2/15/33	10,466,258
38,500,000	3.875% due 8/15/33	37,814,219
9,390,000	3.625% due 2/15/53	8,459,803
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $478,942,143)	439,627,624
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – 9.3%
$1,000,000	37 Capital CLO I, Series 2021-1A, Class A, 6.770% (3-Month TSFR + 1.462%) due 10/15/34(b)(c)	$997,032
505,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.610% due 1/18/28(c)	501,776
2,335,000	Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, 6.000% due 8/17/48(c)	2,274,787
500,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.738% (3-Month TSFR + 1.412%) due 7/20/32(b)(c)	495,282
500,000	ALM 2020 Ltd., Series 2020-1A, Class A2, 7.420% (3-Month TSFR + 2.112%) due 10/15/29(b)(c)	500,058
415,000	American Credit Acceptance Receivables Trust, Series 2023-3, Class B, 6.090% due 11/12/27(c)	415,306
1,470,000	AmeriCredit Automobile Receivables Trust, Series 2022-2, Class B, 4.810% due 4/18/28	1,441,659
4,000,000	AMSR Trust, Series 2020-SFR4, Class E2, 2.456% due 11/17/37(c)	3,632,694
1,000,000	Anchorage Capital CLO 4-R Ltd., Series 2014-4RA, Class B, 7.127% (3-Month TSFR + 1.762%) due 1/28/31(b)(c)	985,968
500,000	Apidos CLO XII, Series 2013-12A, Class CR, 7.370% (3-Month TSFR + 2.062%) due 4/15/31(b)(c)	488,137
260,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.525% (1-Month TSFR + 1.214%) due 5/15/36(b)(c)	255,612
1,050,000	ARI Fleet Lease Trust, Series 2023-A, Class A2, 5.410% due 2/17/32(c)	1,041,683
1,375,923	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE2, Class A4, 5.659% (1-Month TSFR + 0.344%) due 5/25/37(b)	927,538
421,730	Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.210% due 7/15/30(c)	415,732
5,920,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.330% due 8/20/26(c)	5,548,178
1,440,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 6.712% (3-Month TSFR + 1.392%) due 4/19/34(b)(c)	1,430,104
	Bain Capital Credit CLO Ltd.:
1,660,000	Series 2017-2A, Class AR2, 6.793% (3-Month TSFR + 1.442%) due 7/25/34(b)(c)	1,633,713
1,045,000	Series 2023-4A, Class B, 0.000% (3-Month TSFR + 2.500%) due 10/21/36(b)(c)(d)(j)	1,045,091
1,000,000	Battalion CLO XI Ltd., Series 2017-11A, Class AR, 6.757% (3-Month TSFR + 1.412%) due 4/24/34(b)(c)	994,887
118,470	BHG Securitization Trust, Series 2021-B, Class A, 0.900% due 10/17/34(c)	113,734
1,085,000	BlueMountain CLO XXIV Ltd., Series 2019-24A, Class AR, 6.688% (3-Month TSFR + 1.362%) due 4/20/34(b)(c)	1,075,296
	BSPRT Issuer Ltd.:
775,000	Series 2021-FL6, Class A, 6.525% (1-Month TSFR + 1.214%) due 3/15/36(b)(c)	760,963
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$370,000	Series 2021-FL7, Class B, 7.475% (1-Month TSFR + 2.164%) due 12/15/38(b)(c)	$357,098
1,973,747	Carlyle Global Market Strategies CLO Ltd., Series 2014-3RA, Class A1A, 6.669% (3-Month TSFR + 1.312%) due 7/27/31(b)(c)	1,964,922
1,700,000	Carmax Auto Owner Trust, Series 2021-1, Class C, 0.940% due 12/15/26	1,564,996
1,120,940	Carrington Mortgage Loan Trust, Series 2006-NC4, Class A3, 5.589% (1-Month TSFR + 0.274%) due 10/25/36(b)	1,070,316
750,000	CBAM Ltd., Series 2019-10A, Class DR, 9.088% (3-Month TSFR + 3.762%) due 4/20/32(b)(c)	733,036
4,354,538	C-BASS Trust, Series 2006-CB9, Class A4, 5.889% (1-Month TSFR + 0.574%) due 11/25/36(b)	1,961,337
425,000	CCG Receivables Trust, Series 2023-1, Class A2, 5.820% due 9/16/30(c)	425,229
	CF Hippolyta Issuer LLC:
285,227	Series 2020-1, Class A1, 1.690% due 7/15/60(c)	257,896
122,518	Series 2021-1A, Class A1, 1.530% due 3/15/61(c)	107,642
108,381	Series 2021-1A, Class B1, 1.980% due 3/15/61(c)	92,873
183,701	Series 2022-1A, Class A1, 5.970% due 8/15/62(c)	179,969
821,423	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650% due 5/15/35(c)	817,130
1,600,000	Clover CLO LLC, Series 2021-1A, Class A, 6.707% (3-Month TSFR + 1.362%) due 4/22/34(b)(c)	1,586,400
230,000	CNH Equipment Trust, Series 2023-A, Class A4, 4.770% due 10/15/30	226,082
1,170,211	CPS Auto Receivables Trust, Series 2023-B, Class A, 5.910% due 8/16/27(c)	1,168,467
1,250,000	CQS US CLO Ltd., Series 2021-1A, Class A, 6.808% (3-Month TSFR + 1.482%) due 1/20/35(b)(c)	1,239,875
346,216	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.000% due 5/15/30(c)	338,892
4,044,137	Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV4, 2.915% (1-Month TSFR + 0.594%) due 5/25/36(b)	2,550,310
	DB Master Finance LLC:
1,598,400	Series 2019-1A, Class A23, 4.352% due 5/20/49(c)	1,489,989
328,155	Series 2021-1A, Class A23, 2.791% due 11/20/51(c)	259,875
365,000	DLLAA LLC, Series 2023-1A, Class A3, 5.640% due 2/22/28(c)	366,509
	Domino’s Pizza Master Issuer LLC:
979,475	Series 2019-1A, Class A2, 3.668% due 10/25/49(c)	859,011
669,588	Series 2021-1A, Class A2I, 2.662% due 4/25/51(c)	571,904
1,926,398	Dryden 53 CLO Ltd., Series 2017-53A, Class A, 6.690% (3-Month TSFR + 1.382%) due 1/15/31(b)(c)	1,919,681
	DT Auto Owner Trust:
310,000	Series 2023-1A, Class B, 5.190% due 10/16/28(c)	305,294
375,000	Series 2023-2A, Class B, 5.410% due 2/15/29(c)	370,389
970,000	Elmwood CLO 19 Ltd., Series 2022-6A, Class BR, 0.000% (3-Month TSFR + 2.400%) due 10/17/36(b)(c)(d)(j)	970,085
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$655,000	Elmwood CLO 23 Ltd., Series 2023-2A, Class B, 7.307% (3-Month TSFR + 2.250%) due 4/16/36(b)(c)	$654,467
480,000	Enterprise Fleet Financing LLC, Series 2023-1, Class A3, 5.420% due 10/22/29(c)	476,451
	Exeter Automobile Receivables Trust:
600,000	Series 2021-1A, Class D, 1.080% due 11/16/26	575,987
900,000	Series 2021-1A, Class E, 2.210% due 2/15/28(c)	840,694
383,023	Series 2022-1A, Class B, 2.180% due 6/15/26	379,925
197,000	Series 2022-6A, Class B, 6.030% due 8/16/27	196,579
470,000	Series 2023-1A, Class B, 5.720% due 4/15/27	466,929
201,000	Series 2023-3A, Class B, 6.110% due 9/15/27	200,682
800,000	Fillmore Park CLO Ltd., Series 2018-1A, Class D, 8.470% (3-Month TSFR + 3.162%) due 7/15/30(b)(c)	769,026
5,284,036	First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A1, 5.709% (1-Month TSFR + 0.394%) due 3/25/37(b)	2,812,557
1,362,296	FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.250% due 7/17/39(c)	1,293,201
	Flagship Credit Auto Trust:
173,000	Series 2023-1, Class B, 5.050% due 1/18/28(c)	169,591
470,000	Series 2023-2, Class B, 5.210% due 5/15/28(c)	461,760
	Ford Credit Auto Owner Trust:
6,750,000	Series 2020-1, Class C, 2.540% due 8/15/31(c)	6,377,465
3,650,000	Series 2020-2, Class C, 1.740% due 4/15/33(c)	3,316,594
3,350,000	Series 2023-B, Class B, 5.560% due 3/15/29	3,329,953
2,405,000	Series 2023-B, Class C, 5.710% due 12/15/30	2,390,901
2,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.711% (3-Month TSFR + 1.400%) due 4/14/35(b)(c)	1,981,970
1,690,000	FS Rialto, Series 2021-FL3, Class A, 6.677% (1-Month TSFR + 1.364%) due 11/16/36(b)(c)	1,650,919
550,716	FS RIALTO, Series 2021-FL2, Class A, 6.647% (1-Month TSFR + 1.334%) due 5/16/38(b)(c)	536,667
2,500,000	Generate CLO 6 Ltd., Series 6A, Class A1R, 6.807% (3-Month TSFR + 1.462%) due 1/22/35(b)(c)	2,476,337
	GLS Auto Receivables Issuer Trust:
968,754	Series 2021-2A, Class C, 1.080% due 6/15/26(c)	948,001
100,000	Series 2022-3A, Class B, 4.920% due 1/15/27(c)	98,393
	GM Financial Consumer Automobile Receivables Trust:
2,750,000	Series 2021-1, Class C, 1.040% due 5/17/27	2,575,331
2,455,000	Series 2023-2, Class B, 4.820% due 10/16/28	2,406,418
1,500,000	Series 2023-2, Class C, 5.210% due 12/18/28	1,479,784
1,555,000	Series 2023-3, Class B, 5.720% due 1/16/29	1,558,255
2,290,000	Series 2023-3, Class C, 5.920% due 2/16/29	2,295,101
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	Goldentree Loan Management US CLO 15 Ltd., Series 2022-15A, Class DR, 0.000% (3-Month TSFR + 4.400%) due 10/20/36(b)(c)(d)(j)	$1,000,089
1,357,279	GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class C, 3.500% due 10/20/48(c)	929,342
785,000	Greystone CRE Notes Ltd., Series 2019-FL2, Class C, 7.425% (1-Month USD-LIBOR + 2.000%) due 9/15/37(b)(c)	767,001
1,000,000	Halsey Point CLO I Ltd., Series 2019-1A, Class B1, 7.788% (3-Month TSFR + 2.462%) due 1/20/33(b)(c)	995,000
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.841% (3-Month TSFR + 1.472%) due 1/30/35(b)(c)	498,001
1,235,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940% due 2/25/28(c)	1,235,726
	Home Partners of America Trust:
1,674,107	Series 2021-1, Class D, 2.477% due 9/17/41(c)	1,382,755
764,716	Series 2021-1, Class E, 2.577% due 9/17/41(c)	630,567
880,973	Series 2021-1, Class F, 3.325% due 9/17/41(c)	707,244
4,416,429	Horizon Aircraft Finance III Ltd., Series 2019-2, Class A, 3.425% due 11/15/39(c)	3,438,499
1,950,000	John Deere Owner Trust, Series 2023-B, Class A4, 5.110% due 5/15/30	1,934,256
4,019,200	JP Morgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M4, 6.329% (1-Month TSFR + 1.014%) due 9/25/35(b)	3,553,717
	Kubota Credit Owner Trust:
515,000	Series 2023-1A, Class A3, 5.020% due 6/15/27(c)	510,157
520,000	Series 2023-2A, Class A3, 5.280% due 1/18/28(c)	519,010
1,000,000	LCM XV LP, Series 15A, Class DR, 9.288% (3-Month TSFR + 3.962%) due 7/20/30(b)(c)	922,663
1,376,666	Lendingpoint Asset Securitization Trust, Series 2021-A, Class C, 2.750% due 12/15/28(c)	1,349,180
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.810% (3-Month TSFR + 1.502%) due 10/17/34(b)(c)	992,279
1,000,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.813% (3-Month TSFR + 1.462%) due 7/25/34(b)(c)	983,783
518,392	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(c)	513,243
1,925,000	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(c)	1,878,815
7,863,705	Merrill Lynch Mortgage Investors Trust, Series 2006-HE6, Class A1, 5.709% (1-Month TSFR + 0.394%) due 11/25/37(b)	3,874,631
1,000,000	MetroNet Infrastructure Issuer LLC, Series 2023-1A, Class A2, 6.560% due 4/20/53(c)	976,121
	MF1 Ltd.:
410,000	Series 2021-FL7, Class A, 6.506% (1-Month TSFR + 1.194%) due 10/16/36(b)(c)	401,800
845,000	Series 2022-FL8, Class AS, 7.064% (1-Month TSFR + 1.750%) due 2/19/37(b)(c)	824,688
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$821,382	MKS CLO Ltd., Series 2017-1A, Class AR, 6.588% (3-Month TSFR + 1.262%) due 7/20/30(b)(c)	$818,065
853,703	MP CLO III Ltd., Series 2013-1A, Class AR, 6.838% (3-Month TSFR + 1.512%) due 10/20/30(b)(c)	853,214
	Navient Private Education Refi Loan Trust:
410,290	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	345,361
627,006	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	527,324
789,933	Series 2023-A, Class A, 5.510% due 10/15/71(c)	779,965
4,000,000	New Century Home Equity Loan Trust, Series 2005-B, Class M2, 6.164% (1-Month TSFR + 0.849%) due 10/25/35(b)	3,312,672
1,050,000	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910% due 10/20/61(c)	905,373
929,932	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.896% (3-Month TSFR + 1.532%) due 11/15/30(b)(c)	930,250
925,000	Octagon 61 Ltd., Series 2023-2A, Class B, 7.419% (3-Month TSFR + 2.350%) due 4/20/36(b)(c)	922,618
500,000	Octagon Investment Partners 51 Ltd., Series 2021-1A, Class A, 6.738% (3-Month TSFR + 1.412%) due 7/20/34(b)(c)	495,261
962,500	Octagon Investment Partners XXI Ltd., Series 2014-1A, Class A2R3, 7.031% (3-Month TSFR + 1.662%) due 2/14/31(b)(c)	940,761
995,000	OneMain Direct Auto Receivables Trust, Series 2023-1A, Class A, 5.410% due 11/14/29(c)	986,498
	Pagaya AI Debt Selection Trust:
970,903	Series 2021-1, Class B, 2.130% due 11/15/27(c)	959,373
1,999,891	Series 2021-3, Class B, 1.740% due 5/15/29(c)	1,945,768
	Pagaya AI Debt Trust:
1,499,802	Series 2022-1, Class B, 3.344% due 10/15/29(c)	1,414,232
1,352,384	Series 2023-3, Class A, 7.600% due 12/16/30(c)	1,357,785
2,915,000	PFS Financing Corp., Series 2023-C, Class A, 5.520% due 10/16/28(c)	2,912,186
1,800,000	PMT Issuer Trust – FMSR, Series 2021-FT1, Class A, 8.429% (1-Month USD-LIBOR + 3.000%) due 3/25/26(b)(c)	1,739,772
745,000	Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.550% due 7/17/28(c)	745,242
503,812	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(c)	470,513
	Pretium Mortgage Credit Partners I LLC:
547,750	Series 2021-NPL2, Class A1, step bond to yield, 1.992% due 6/27/60(c)	510,091
1,023,687	Series 2021-NPL4, Class A1, step bond to yield, 2.363% due 10/27/60(c)	963,654
	Progress Residential Trust:
3,720,000	Series 2021-SFR11, Class B, 2.732% due 1/17/39(c)	3,164,487
332,727	Series 2022-SFR3, Class A, 3.200% due 4/17/39(c)	304,229
247,578	Series 2022-SFR5, Class A, 4.451% due 6/17/39(c)	236,112
1,063,454	Series 2022-SFR6, Class A, 4.451% due 7/20/39(c)	1,013,375
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$550,000	Series 2023-SFR1, Class A, 4.300% due 3/17/40(c)	$519,077
1,885,703	Race Point IX CLO Ltd., Series 2015-9A, Class A1A2, 6.510% (3-Month TSFR + 1.202%) due 10/15/30(b)(c)	1,879,970
2,010,000	Regatta VI Funding Ltd., Series 2016-1A, Class AR2, 6.748% (3-Month TSFR + 1.422%) due 4/20/34(b)(c)	1,996,812
1,000,000	Regatta XI Funding Ltd., Series 2018-1A, Class B, 7.220% (3-Month TSFR + 1.912%) due 7/17/31(b)(c)	985,154
1,420,000	RR 23 Ltd., Series 2022-23A, Class A2R, 7.999% (3-Month TSFR + 2.650%) due 10/15/35(b)(c)	1,423,665
500,000	Sandstone Peak Ltd., Series 2021-1A, Class A1, 6.790% (3-Month TSFR + 1.482%) due 10/15/34(b)(c)	499,884
	Santander Drive Auto Receivables Trust:
840,000	Series 2022-4, Class B, 4.420% due 11/15/27	821,418
185,000	Series 2022-6, Class B, 4.720% due 6/15/27	181,619
740,000	Series 2022-7, Class B, 5.950% due 1/17/28	738,768
365,000	Series 2023-1, Class B, 4.980% due 2/15/28	358,552
635,000	Series 2023-3, Class B, 5.610% due 7/17/28	632,334
520,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A4, 5.470% due 12/20/29(c)	516,827
20,470	SoFi Consumer Loan Program Trust, Series 2021-1, Class A, 0.490% due 9/25/30(c)	20,255
1,000,000	Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.830% due 8/25/47(c)	901,056
1,710,000	Sound Point CLO XXIX Ltd., Series 2021-1A, Class A, 6.683% (3-Month TSFR + 1.332%) due 4/25/34(b)(c)	1,680,743
500,000	Sound Point CLO XXVII Ltd., Series 2020-2A, Class AR, 6.793% (3-Month TSFR + 1.442%) due 10/25/34(b)(c)	493,326
915,000	Stack Infrastructure Issuer LLC, Series 2023-2A, Class A2, 5.900% due 7/25/48(c)	891,626
3,500,000	STAR Trust, Series 2021-SFR1, Class G, 8.625% (1-Month TSFR + 3.314%) due 4/17/38(b)(c)	3,347,350
8,700,000	Structured Asset Investment Loan Trust, Series 2006-4, Class A5, 5.739% (1-Month TSFR + 0.424%) due 7/25/36(b)	2,829,805
813,356	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.800% due 2/20/48(c)	681,435
1,820,156	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270% due 1/30/57(c)	1,454,941
500,000	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(c)	478,421
735,000	Texas Natural Gas Securitization Finance Corp., Series , Class , 5.102% due 4/1/35	733,434
257,643	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.480% due 8/17/26(c)	257,072
380,000	Tricon Residential Trust, Series 2023-SFR1, Class A, 5.100% due 7/17/40(c)	371,645
424,430	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.628% (1-Month TSFR + 1.314%) due 3/15/38(b)(c)	408,657
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
	Upstart Pass-Through Trust:
$380,654	Series 2021-ST3, Class A, 2.000% due 5/20/27(c)	$367,253
469,884	Series 2021-ST4, Class A, 2.000% due 7/20/27(c)	448,920
	Upstart Securitization Trust:
191,118	Series 2019-3, Class C, 5.381% due 1/21/30(c)	190,875
679,740	Series 2020-1, Class C, 4.899% due 4/22/30(c)	670,737
19,147	Series 2021-3, Class A, 0.830% due 7/20/31(c)	19,052
124,725	Series 2021-4, Class A, 0.840% due 9/20/31(c)	123,182
960,000	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.188% due 7/15/44(c)	931,006
1,203,510	VCAT LLC, Series 2021-NPL6, Class A1, step bond to yield, 1.917% due 9/25/51(c)	1,112,094
1,710,000	Venture 42 CLO Ltd., Series 2021-42A, Class A1A, 6.700% (3-Month TSFR + 1.392%) due 4/15/34(b)(c)	1,675,865
660,000	Venture 43 CLO Ltd., Series 2021-43A, Class A1, 6.810% (3-Month TSFR + 1.502%) due 4/15/34(b)(c)	657,177
985,867	Vericrest Opportunity Loan Transferee, Series 2021-NP11, Class A1, step bond to yield, 1.868% due 8/25/51(c)	903,333
3,315,000	Verizon Master Trust, Series 2023-2, Class C, 5.380% due 4/13/28	3,273,358
618,018	VOLT CIII LLC, Series 2021-CF1, Class A1, step bond to yield, 1.992% due 8/25/51(c)(d)	570,722
679,970	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(c)	633,684
396,852	VOLT XCV LLC, Series 2021-NPL4, Class A1, step bond to yield, 2.240% due 3/27/51(c)	380,717
	Wellfleet CLO X Ltd.:
1,335,000	Series 2019-XA, Class A1R, 6.758% (3-Month TSFR + 1.432%) due 7/20/32(b)(c)	1,317,968
1,000,000	Series 2019-XA, Class A2R, 7.338% (3-Month TSFR + 2.012%) due 7/20/32(b)(c)	973,976
877,100	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370% due 6/15/51(c)	729,596
	Westlake Automobile Receivables Trust:
200,000	Series 2023-1A, Class B, 5.410% due 1/18/28(c)	197,807
895,000	Series 2023-2A, Class B, 6.140% due 3/15/28(c)	897,495
985,000	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841% due 12/5/50(c)	864,861
330,000	World Omni Auto Receivables Trust, Series 2023-A, Class B, 5.030% due 5/15/29	324,096
	TOTAL ASSET-BACKED SECURITIES (Cost – $211,706,225)	196,190,743
SENIOR LOANS(b) – 0.7%
76,000	AAdvantage Loyalty IP Ltd., 10.338% (3-Month USD-LIBOR + 0.475%) due 4/20/28	78,862
25,000	Access CIG LLC, 10.331% (1-Month USD-LIBOR + 0.500%) due 8/18/28	24,490
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
	Acrisure LLC:
$110,000	8.946% (1-Month USD-LIBOR + 0.350%) due 2/15/27	$107,702
221,625	9.696% (1-Month USD-LIBOR + 0.425%) due 2/15/27	220,517
40,625	Acuris Finance U.S. Inc., 9.392% (3-Month USD-LIBOR + 0.400%) due 2/16/28	40,289
35,000	ADMI Corp., due 12/23/27(k)	32,185
163,350	Air Canada, 9.128% (3-Month USD-LIBOR + 0.350%) due 8/11/28	163,321
107,525	AlixPartners LLP, 8.196% (1-Month USD-LIBOR + 0.275%) due 2/4/28	107,360
79,600	Alliant Holdings Intermediate LLC, 8.814% (1-Month USD-LIBOR + 0.350%) due 11/5/27	79,536
49,125	Allied Universal Holdco LLC, 9.181% (1-Month USD-LIBOR + 0.375%) due 5/12/28	47,697
61,321	Allspring Buyer LLC, 8.753% (3-Month USD-LIBOR + 0.325%) due 11/1/28	61,178
39,900	Altice France SA, 10.808% (3-Month USD-LIBOR + 0.550%) due 8/15/28	34,838
53,350	American Airlines Inc., 6.510% (6-Month USD-LIBOR + 0.175%) due 1/29/27	52,477
9,750	AmWINS Group Inc., 7.696% (1-Month USD-LIBOR + 0.225%) due 2/19/28	9,738
298,485	Ascend Learning LLC, 8.931% (1-Month USD-LIBOR + 0.350%) due 12/11/28	286,653
240,383	Astra Acquisition Corp., 10.696% (1-Month USD-LIBOR + 0.525%) due 10/25/28	183,593
20,000	Asurion LLC, 10.696% (1-Month USD-LIBOR + 0.525%) due 1/31/28	17,856
137,694	athenahealth Group Inc., 8.820% (1-Month USD-LIBOR + 0.350%) due 2/15/29	135,915
268,746	Aveanna Healthcare LLC, 0.000% due 7/17/28	234,481
152,213	Axalta Coating Systems Dutch Holding B BV, 7.926% (1-Month USD-LIBOR + 0.250%) due 12/20/29	152,450
331,095	Bausch + Lomb Corp., 8.592% (3-Month USD-LIBOR + 0.325%) due 5/10/27	323,275
152,310	Boxer Parent Co., Inc., 9.196% (1-Month USD-LIBOR + 0.375%) due 10/2/25	152,187
139,650	Caesars Entertainment Inc., 8.681% (1-Month USD-LIBOR + 0.325%) due 2/6/30	139,633
14,438	Calpine Corp., 7.446% (1-Month USD-LIBOR + 0.200%) due 8/12/26	14,417
299,579	Carnival Corp., 8.696% (1-Month USD-LIBOR + 0.325%) due 10/18/28	298,737
150,475	Cengage Learning Inc., 10.323% (3-Month USD-LIBOR + 0.475%) due 7/14/26	149,928
121,875	Charter Next Generation Inc., 9.196% (1-Month USD-LIBOR + 0.375%) due 12/1/27	120,941
144,632	CHG Healthcare Services Inc. due 9/29/28(k)	143,638
245,000	Clarios Global LP, 9.081% (1-Month USD-LIBOR + 0.375%) due 5/6/30	244,312
8,630	Columbus McKinnon Corp., 8.230% (3-Month USD-LIBOR + 0.275%) due 5/14/28	8,630
62,888	Connect Finco SARL, 8.831% (1-Month USD-LIBOR + 0.350%) due 12/11/26	62,681
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$78,295	Constellation Renewables LLC, 8.184% (3-Month USD-LIBOR + 0.250%) due 12/15/27	$77,741
102,792	Cornerstone OnDemand Inc., 9.253% (3-Month USD-LIBOR + 0.375%) due 10/16/28	97,609
99,338	Cyxtera DC Holdings Inc., 10.250% (3-Month USD-LIBOR + 0.200%) due 5/1/24	59,404
117,995	DCert Buyer Inc., 9.331% (1-Month USD-LIBOR + 0.400%) due 10/16/26	117,477
15,000	DG Investment Intermediate Holdings 2 Inc., 12.196% (1-Month USD-LIBOR + 0.675%) due 3/30/29	13,208
110,026	DIRECTV Financing LLC, 10.446% (1-Month USD-LIBOR + 0.500%) due 8/2/27	108,626
	Dynasty Acquisition Co., Inc.:
245,000	9.315% (1-Month USD-LIBOR + 0.400%) due 8/24/28	244,451
185,996	EAB Global Inc., 9.130% (3-Month USD-LIBOR + 0.350%) due 8/16/28	183,943
24,438	Ecovyst Catalyst Technologies LLC, 7.969% (3-Month USD-LIBOR + 0.250%) due 6/9/28	24,311
	EG Group Ltd.:
61,386	9.433% (1-Month USD-LIBOR + 0.400%) due 2/7/25	61,283
36,426	9.414% (1-Month USD-LIBOR + 0.425%) due 3/31/26	36,267
	Envision Healthcare Corp.:
65,209	8.992% (3-Month USD-LIBOR + 0.375%) due 3/31/27	119
26,828	9.492% (3-Month USD-LIBOR + 0.425%) due 3/31/27	6,618
327,125	Fertitta Entertainment LLC, 9.331% (1-Month USD-LIBOR + 0.400%) due 1/27/29	323,628
20,787	Flame NewCo LLC, 11.431% (1-Month USD-LIBOR + 0.600%) due 6/30/28	19,401
147,145	Flutter Entertainment PLC, 7.753% (3-Month USD-LIBOR + 0.225%) due 7/21/26	147,020
290,000	Formula One Management Ltd., 8.331% (1-Month USD-LIBOR + 0.300%) due 1/15/30	290,725
117,293	Gainwell Acquisition Corp., 9.342% (3-Month USD-LIBOR + 0.400%) due 10/1/27	115,351
155,000	Garda World Security Corp., 9.668% (1-Month USD-LIBOR + 0.425%) due 10/30/26	154,640
77,572	Getty Images Inc., 9.842% (3-Month USD-LIBOR + 0.450%) due 2/19/26	77,572
33,365	Grab Holdings Inc., 9.946% (1-Month USD-LIBOR + 0.450%) due 1/29/26	33,490
128,053	Graham Packaging Co., Inc., 8.446% (1-Month USD-LIBOR + 0.300%) due 8/4/27	127,686
107,264	Great Outdoors Group LLC, 9.196% (1-Month USD-LIBOR + 0.375%) due 3/6/28	106,829
24,308	Greystone Select Financial LLC, 10.582% (3-Month USD-LIBOR + 0.500%) due 6/16/28	23,214
155,000	Grifols Worldwide Operations Ltd., 7.481% (1-Month USD-LIBOR + 0.200%) due 11/15/27	152,946
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$45,781	H-Food Holdings LLC, 9.269% (3-Month USD-LIBOR + 0.369%) due 5/23/25	$41,335
63,538	Horizon Therapeutics USA Inc., 7.180% (1-Month USD-LIBOR + 0.175%) due 3/15/28	63,449
236,531	Hunter Douglas Holding BV, 8.891% (3-Month USD-LIBOR + 0.350%) due 2/26/29(d)	229,584
97,663	Husky Injection Molding Systems Ltd., 8.731% (3-Month USD-LIBOR + 0.300%) due 3/28/25	96,946
50,125	Hyland Software Inc., 11.696% (1-Month USD-LIBOR + 0.625%) due 7/7/25	49,686
	Icon PLC:
141,296	7.753% (3-Month USD-LIBOR + 0.225%) due 7/3/28	141,311
95,551	iHeartCommunications Inc., 8.446% (1-Month USD-LIBOR + 0.300%) due 5/1/26	85,056
87,600	Ingram Micro Inc., 9.038% (3-Month USD-LIBOR + 0.350%) due 6/30/28	87,408
237,489	Intelsat Jackson Holdings SA, 9.772% (3-Month USD-LIBOR + 0.425%) due 2/1/29	237,358
163,892	ION Trading Finance Ltd. due 4/1/28(k)	160,341
137,583	IRB Holding Corp., 8.431% (1-Month USD-LIBOR + 0.300%) due 12/15/27	136,737
326,932	Jazz Pharmaceuticals PLC, 8.946% (1-Month USD-LIBOR + 0.350%) due 5/5/28	326,932
72,887	Kronos Acquisition Holdings Inc., 9.253% (3-Month USD-LIBOR + 0.375%) due 12/22/26	71,875
124,600	LifePoint Health Inc., 9.377% (3-Month USD-LIBOR + 0.375%) due 11/16/25	123,478
33,616	Lions Gate Capital Holdings LLC, 7.681% (1-Month USD-LIBOR + 0.225%) due 3/24/25	33,522
139,116	Lummus Technology Holdings V LLC, 8.946% (1-Month USD-LIBOR + 0.350%) due 6/30/27	138,299
35,723	Maravai Intermediate Holdings LLC, 8.320% (3-Month USD-LIBOR + 0.300%) due 10/19/27	34,294
147,000	Mavis Tire Express Services Topco Corp., 9.446% (1-Month USD-LIBOR + 0.400%) due 5/4/28	146,412
78,504	McAfee Corp., 9.168% (1-Month USD-LIBOR + 0.375%) due 3/1/29	76,933
424,625	Medline Borrower LP, 8.696% (1-Month USD-LIBOR + 0.325%) due 10/23/28	424,137
104,753	Messer Industries GmbH, 8.003% (3-Month USD-LIBOR + 0.250%) due 3/2/26	104,680
88,000	Mileage Plus Holdings LLC, 10.764% (3-Month USD-LIBOR + 0.525%) due 6/21/27	91,670
45,000	Misys Ltd., 12.981% (3-Month USD-LIBOR + 0.725%) due 6/13/25	44,934
28,106	NASCAR Holdings LLC, 7.946% (1-Month USD-LIBOR + 0.250%) due 10/19/26	28,167
43,000	NCR Corp., 7.946% (1-Month USD-LIBOR + 0.250%) due 8/28/26	42,866
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$172,375	Olympus Water US Holding Corp., 9.253% (3-Month USD-LIBOR + 0.375%) due 11/9/28	$169,683
298,352	OneDigital Borrower LLC, 9.681% (1-Month USD-LIBOR + 0.425%) due 11/16/27	297,233
195,000	Organon & Co., 8.431% (1-Month USD-LIBOR + 0.300%) due 6/2/28	195,183
330,000	Osmosis Buyer Ltd., 9.062% (1-Month USD-LIBOR + 0.375%) due 7/31/28	328,644
53,588	Packaging Coordinators Midco Inc., 9.003% (3-Month USD-LIBOR + 0.350%) due 11/30/27	53,292
43,153	Packers Holdings LLC, 8.664% (1-Month USD-LIBOR + 0.325%) due 3/9/28	27,995
44,497	PCI Gaming Authority, 7.946% (1-Month USD-LIBOR + 0.250%) due 5/29/26	44,489
114,977	Peraton Corp., 9.181% (1-Month USD-LIBOR + 0.375%) due 2/1/28	113,738
109,723	Perrigo Co. PLC, 7.681% (1-Month USD-LIBOR + 0.225%) due 4/20/29	109,065
73,500	PetSmart LLC, 9.181% (1-Month USD-LIBOR + 0.375%) due 2/11/28	73,271
4,873	PetVet Care Centers LLC, 8.931% (1-Month USD-LIBOR + 0.350%) due 2/14/25	4,834
126,100	PG&E Corp., 8.446% (1-Month USD-LIBOR + 0.300%) due 6/23/25	125,855
109,175	PMHC II Inc., 9.698% (3-Month USD-LIBOR + 0.425%) due 4/23/29	101,743
84,277	Polaris Newco LLC, 9.538% (3-Month USD-LIBOR + 0.400%) due 6/2/28	81,697
75,127	Pregis TopCo LLC, 9.081% (1-Month USD-LIBOR + 0.375%) due 7/31/26	75,049
192,075	Pretium PKG Holdings Inc., 9.530% (3-Month USD-LIBOR + 0.400%) due 10/2/28	116,797
280,725	Proofpoint Inc., 8.696% (1-Month USD-LIBOR + 0.325%) due 8/31/28	277,699
170,762	Pug LLC, 8.946% (1-Month USD-LIBOR + 0.350%) due 2/12/27	161,797
116,857	Radiate Holdco LLC, 8.696% (1-Month USD-LIBOR + 0.325%) due 9/25/26	95,440
330,000	RealPage Inc., 8.446% (1-Month USD-LIBOR + 0.300%) due 4/24/28	325,987
9,211	RentPath Inc., 0.000% due 12/31/25(d)	92
40,294	Reynolds Consumer Products LLC, 7.181% (1-Month USD-LIBOR + 0.175%) due 2/4/27	40,253
149,812	Scientific Games Holdings LP, 8.768% (3-Month USD-LIBOR + 0.350%) due 4/4/29	148,922
220,000	Select Medical Corp., 0.000% due 3/6/27	220,000
76,500	SkyMiles IP Ltd., 9.076% (3-Month USD-LIBOR + 0.375%) due 10/20/27	79,551
19,300	SMG US Midco 2 Inc., 8.131% (3-Month USD-LIBOR + 0.250%) due 1/23/25	19,246
330,000	Sophia LP, 9.038% (1-Month USD-LIBOR + 0.350%) due 10/7/27	329,244
300,000	Sotera Health Holdings LLC, 8.196% (1-Month USD-LIBOR + 0.275%) due 12/11/26	296,343
37,881	Spin Holdco Inc., 9.230% (3-Month USD-LIBOR + 0.400%) due 3/4/28	31,631
298,899	SRS Distribution Inc., 8.946% (1-Month USD-LIBOR + 0.350%) due 6/2/28	294,604
48,772	Staples Inc., 10.634% (3-Month USD-LIBOR + 0.500%) due 4/16/26	41,738
33,870	Sunshine Luxembourg VII SARL, 9.092% (3-Month USD-LIBOR + 0.375%) due 10/1/26	33,889
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Security	Value
SENIOR LOANS(b) – (continued)
$127,702	SWF Holdings I Corp., 9.446% (1-Month USD-LIBOR + 0.400%) due 10/6/28	$105,993
49,000	Tecta America Corp., 9.446% (1-Month USD-LIBOR + 0.400%) due 4/10/28	48,954
152,675	Tempo Acquisition LLC, 8.331% (1-Month USD-LIBOR + 0.300%) due 8/31/28	152,866
287,396	Trans Union LLC, 7.696% (1-Month USD-LIBOR + 0.225%) due 12/1/28	287,118
164,588	TransDigm Inc., 8.492% (3-Month USD-LIBOR + 0.325%) due 8/24/28	164,662
100,371	Travelport Finance (Luxembourg) SARL, 6.931% (1-Month USD-LIBOR + 0.150%) due 2/28/25	95,394
43,675	Tricorbraun Holdings Inc., 8.696% (1-Month USD-LIBOR + 0.325%) due 3/3/28	42,528
132,300	Triton Water Holdings Inc., 8.753% (3-Month USD-LIBOR + 0.325%) due 3/31/28	129,894
352,560	UKG Inc., 8.618% (3-Month USD-LIBOR + 0.325%) due 5/4/26	352,154
31,039	Ultra Clean Holdings Inc., 9.196% (1-Month USD-LIBOR + 0.375%) due 8/27/25	31,039
42,791	United Airlines Inc., 9.292% (3-Month USD-LIBOR + 0.375%) due 4/21/28	42,844
37,193	Upbound Group Inc., 8.881% (3-Month USD-LIBOR + 0.325%) due 2/17/28	37,054
165,725	US Foods Inc., 7.446% (1-Month USD-LIBOR + 0.200%) due 9/13/26	165,725
4,900	Verscend Holding Corp., 9.446% (1-Month USD-LIBOR + 0.400%) due 8/27/25	4,893
38,987	WaterBridge Midstream Operating LLC, 11.363% (3-Month USD-LIBOR + 0.575%) due 6/22/26	39,071
107,438	WestJet Airlines Ltd., 8.415% (1-Month USD-LIBOR + 0.300%) due 12/11/26	105,185
20,000	Ziggo Financing Partnership, 7.925% (1-Month USD-LIBOR + 0.250%) due 4/30/28	19,531
	TOTAL SENIOR LOANS (Cost – $15,865,710)	15,490,395
Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 0.1%
California – 0.0%
20,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 6.548% due 5/15/48	23,009
360,000	AA-	State of California, GO, 7.300% due 10/1/39	426,336
		Total California	449,345
Massachusetts – 0.0%
546,203	Aa1(l)	Commonwealth of Massachusetts, Revenue Bonds, 4.110% due 7/15/31	531,410
New York – 0.1%
680,000	BBB+	Metropolitan Transportation Authority, Revenue Bonds, 6.814% due 11/15/40	735,565
200,000	A	New York State Thruway Authority, Revenue Bonds, 2.900% due 1/1/35	167,219
920,000	A+	New York Transportation Development Corp., Revenue Bonds, 4.248% due 9/1/35	888,051
		Total New York	1,790,835
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – 0.0%
$465,000	A+	Dallas Fort Worth International Airport, Revenue Bonds, 4.507% due 11/1/51	$416,404
		TOTAL MUNICIPAL BONDS (Cost – $3,737,401)	3,187,994
SOVEREIGN BONDS – 0.1%
Bermuda – 0.0%
890,000		Bermuda Government International Bond, 2.375% due 8/20/30	727,842
Chile – 0.0%
200,000		Chile Government International Bond, 3.100% due 1/22/61	125,760
Colombia – 0.0%
600,000		Colombia Government International Bond, 4.125% due 5/15/51	360,108
Dominican Republic – 0.0%
100,000		Dominican Republic International Bond, 8.625% due 4/20/27	104,252
Hungary – 0.0%
595,000		Hungary Government International Bond, 5.250% due 6/16/29(c)	581,272
Mexico – 0.0%
579,000		Mexico Government International Bond, 6.338% due 5/4/53	577,962
Panama – 0.0%
		Panama Government International Bond:
200,000		4.500% due 4/1/56	144,824
300,000		3.870% due 7/23/60	191,607
		Total Panama	336,431
Peru – 0.0%
200,000		Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(b)	194,752
Romania – 0.1%
		Romanian Government International Bond:
636,000		3.000% due 2/27/27(c)	580,668
1,228,000		3.000% due 2/14/31	1,013,355
		Total Romania	1,594,023
Saudi Arabia – 0.0%
430,000		Saudi Government International Bond, 5.000% due 1/18/53(c)	381,218
South Africa – 0.0%
200,000		Republic of South Africa Government International Bond, 4.300% due 10/12/28	176,269
		TOTAL SOVEREIGN BONDS (Cost – $6,151,949)	5,159,889
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Shares/Units	Security	Value
OPEN-END FUND – 2.7%
593,202	iShares 20+ Year Treasury Bond	$57,327,041
	(Cost – $58,604,954)
COMMON STOCKS – 0.0%
COMMUNICATIONS – 0.0%
Telecommunications – 0.0%
1,030	Intelsat SA*(d)	22,660
INDUSTRIAL – 0.0%
Metals & Mining – 0.0%
1,907	Flame Aggregator LLC(d)(m)	11,976
	Total Metals & Mining	11,976
	TOTAL INDUSTRIAL	11,976
	TOTAL COMMON STOCKS (Cost – $84,901)	34,636
RIGHTS – 0.0%
214	Intelsat Jackson Holdings SA*(d)	1,204
	TOTAL RIGHTS (Cost – $0)	1,204
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,426,534,257)	2,182,559,245
Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 1.4%
TIME DEPOSITS – 1.3%
$3,114,224	ANZ National Bank – London, 4.680% due 9/1/23	3,114,224
7,145,266	Barclays Bank PLC – London, 4.680% due 9/1/23	7,145,266
95EUR	Citibank – London, 2.630% due 9/1/23	103
6,825,899	Citibank – New York, 4.680% due 9/1/23	6,825,899
136,428	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	136,428
10,611,507	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	10,611,507
	TOTAL TIME DEPOSITS (Cost – $27,833,427)	27,833,427
U.S. GOVERNMENT OBLIGATION – 0.1%
900,000	U.S. Treasury Bills, 4.960% due 12/28/23(n) (Cost – $885,790)	884,402
	TOTAL SHORT-TERM INVESTMENTS (Cost – $28,719,217)	28,717,829
	TOTAL INVESTMENTS – 104.6% (Cost – $2,455,253,474)	2,211,277,074
	Liabilities in Excess of Other Assets – (4.6)%	(98,241,729)
	TOTAL NET ASSETS – 100.0%	$2,113,035,345

†
Face amount denominated in U.S. dollars, unless otherwise noted.

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

*
Non-income producing security.

(a)
This security is traded on a TBA basis (See Note 5).

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2023.

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $442,742,719 and represents 20.95% of net assets.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $4,680,549 and represents 0.22% of net assets.

(e)
Security is currently in default.

(f)
Security is perpetual in nature and has no stated maturity date.

(g)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(h)
Interest only security.

(i)
Principal only security.

(j)
When-Issued or delayed delivery security.

(k)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(l)
Rating by Moody’s Investors Service. All ratings are unaudited.

(m)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(n)
Rate shown represents yield-to-maturity.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and maybe sold only to qualified buyers.

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Plains All American Pipeline LP/PAA Finance Corp., Senior Unsecured Notes:
3.550% due 12/15/29	3/24/2022	$134,858	$123,080	0.00%
TransCanada PipeLines Ltd., Senior Unsecured Notes, 2.500% due 10/12/31	10/7/2021	476,842	322,699	0.01%
Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes, 3.250% due 5/15/30	3/17/2022	220,781	136,616	0.02%
Total			$582,395	0.03%
Abbreviations used in this schedule:
CBT
   —    Chicago Board of Trade

CLO
   —    Collateralized Loan Obligation

CMT
   —    Constant Maturity Treasury Index

GO
   —    General Obligation

LIBOR
   —    London Interbank Offered Rate

LLC
   —    Limited Liability Company

LP
   —    Limited Partnership

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

Abbreviations used in this schedule (continued):
PLC
   —    Public Limited Company

REMICS
   —    Real Estate Mortgage Investment Conduit

SARL
   —    Société à Responsabilité Limitée

SOFR
   —    Secured Overnight Financing Rate

TSFR
   —    CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	23.2%
Corporate Bonds & Notes	22.8
Collateralized Mortgage Obligations	20.3
U.S. Government Obligations	19.9
Asset-Backed Securities	8.9
Open-End Fund	2.6
Senior Loans	0.7
Sovereign Bonds	0.2
Municipal Bonds	0.1
Common Stocks	0.0*
Rights	0.0*
Short-Term Investments	1.3
100.0%

^
As a percentage of total investments.

*
Positions represent less than 0.05%.

At August 31, 2023, Destinations Core Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
U.S. 10 Year Note (CBT)	668	12/23	$73,537,447	$74,168,875	$631,428
U.S. 2 Year Note (CBT)	210	12/23	42,663,492	42,798,985	135,493
					766,921
Contracts to Sell:
U.S. 10 Year Ultra	275	12/23	$(31,589,140)	$31,930,078	$(340,938)
U.S. 5 Year Note (CBT)	459	12/23	(48,709,750)	49,077,140	(367,390)
U.S. Long Bond (CBT)	124	12/23	(14,894,071)	15,089,251	(195,180)
U.S. Ultra Bond (CBT)	53	12/23	(6,776,992)	6,861,844	(84,852)
					(988,360)
Net Unrealized Depreciation on Open Exchange Traded Futures Contracts					$(221,439)
At August 31, 2023, Destinations Core Fixed Income Fund had deposited cash of  $152,419 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (continued)

At August 31, 2023, Destinations Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amounts	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1D SOFR	3.590%	9/20/53	USD 2,765,000	$(31,064)	$11,920	$(42,984)
Receive	1D SOFR	3.250%	6/21/53	USD 960,000	53,773	(10,562)	64,335
Receive	1D SOFR	2.880%	3/15/53	USD 990,000	128,047	11,594	116,453
Receive	1D SOFR	2.970%	3/15/53	USD 3,065,000	345,736	9,928	335,808
					$496,492	$22,880	$473,612
At August 31, 2023, Destinations Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:
Centrally Cleared – Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 8/31/23(2)	Notional Amounts(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.IG.40	1.000%	6/20/28	3-Month	0.636%	USD 9,245,000	$162,413	$116,786	$45,627
						$162,413	$116,786	$45,627
At August 31, 2023, Destinations Core Fixed Income Fund had deposited cash of  $697,556 with a broker or brokers as margin collateral on open centrally cleared swap contracts.

(1)
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Forward Sale Commitments
Face Amounts	Security	Value
	Federal National Mortgage Association:
$6,886,000	2.500% due 9/1/53(a) (Proceeds – $5,763,513)	$(5,704,083)
4,815,000	3.000% due 9/1/53(a) (Proceeds – $4,192,719)	(4,148,235)
752,000	3.500% due 9/1/53(a) (Proceeds – $675,155)	(672,129)
4,080,000	4.000% due 9/1/53(a) (Proceeds – $3,766,051)	(3,765,713)
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Core Fixed Income Fund (concluded)

Schedule of Forward Sale Commitments – (continued)
Face Amounts	Security	Value
$8,340,000	5.000% due 9/1/53(a) (Proceeds – $8,088,299)	$(8,086,705)
854,000	5.500% due 9/1/53(a) (Proceeds – $845,927)	(843,192)
	Government National Mortgage Association:
1,755,000	3.000% due 9/1/53(a) (Proceeds – $1,528,632)	(1,542,960)
415,000	4.000% due 9/1/53(a) (Proceeds – $386,517)	(386,663)
	TOTAL OPEN FORWARD SALE COMMITMENTS
	(Proceeds – $25,246,813)	$(25,149,680)

(a)
This security is traded on a TBA basis (see Note 5).

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 46.9%
Basic Materials – 2.9%
$200,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(a)	$201,150
200,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(b)	192,079
250,000	Freeport-McMoRan Inc., Company Guaranteed Notes, 4.125% due 3/1/28	231,885
	Glencore Funding LLC, Company Guaranteed Notes:
15,000	4.125% due 3/12/24(b)	14,862
60,000	4.000% due 4/16/25(b)	58,515
155,000	1.625% due 9/1/25(b)	143,414
200,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	196,008
200,000	Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.150% due 9/12/29	181,722
6,059,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(b)	5,882,206
200,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	196,200
200,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	179,751
6,931,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(b)(c)	4,193,255
	Total Basic Materials	11,671,047
Communications – 10.8%
8,600,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(b)	5,507,440
	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
2,599,000	4.500% due 2/1/24	2,580,055
401,000	7.284% (3-Month TSFR + 1.912%) due 2/1/24(a)	402,651
7,382,000	Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(b)	7,314,796
2,548,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(b)	2,417,177
195,000	Expedia Group Inc., Company Guaranteed Notes, 6.250% due 5/1/25(b)	195,845
4,209,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(b)	4,202,095
120,000	Meta Platforms Inc., Senior Unsecured Notes, 4.600% due 5/15/28	118,952
180,000	Millicom International Cellular SA, Senior Unsecured Notes, 5.125% due 1/15/28	163,209
6,342,000EUR	Opnet SpA, Senior Secured Notes, 9.848% (3-Month EURIBOR + 6.000%) due 2/9/26(a)(b)(d)	6,876,630
200,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	185,500
7,609,000	Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	7,612,272
4,821,000	TEGNA Inc., Company Guaranteed Notes, 4.750% due 3/15/26(b)	4,593,597
200,000	Telefonica Celular del Paraguay SA, Senior Unsecured Notes, 5.875% due 4/15/27	189,500
1,818,000	Uber Technologies Inc., Company Guaranteed Notes, 7.500% due 5/15/25(b)	1,835,551
	Total Communications	44,195,270
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Cyclical – 4.1%
$1,739,000	American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(b)	$1,711,655
1,998,000EUR	DEAG Deutsche Entertainment AG, Senior Unsecured Notes, 8.000% due 7/12/26	2,213,217
220,000	Dollar Tree Inc., Senior Unsecured Notes, 4.000% due 5/15/25	213,434
215,000	General Motors Financial Co., Inc., Company Guaranteed Notes, 5.250% due 3/1/26	211,730
2,000,000EUR	Georg Jensen A/S, Secured Notes, 10.323% due 5/14/25(a)	2,174,021
6,823,199	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass-Thru Certificates, 3.900% due 1/15/26	6,174,431
354,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 13.503% (3-Month TSFR + 8.262%) due 12/22/24(a)(b)	346,529
230,000	Hyundai Capital America, Senior Unsecured Notes, 1.000% due 9/17/24(b)	218,624
215,000	Marriott International Inc., Senior Unsecured Notes, 3.600% due 4/15/24	211,694
1,094,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.954% (3-Month EURIBOR + 8.400%) due 12/29/26(a)	1,192,155
225,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 3.788% due 3/15/25	217,728
2,068,000	Yum! Brands Inc., Senior Unsecured Notes, 3.875% due 11/1/23	2,057,794
	Total Consumer Cyclical	16,943,012
Consumer Non-cyclical – 6.5%
183,000	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	138,692
200,000	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes, 4.000% due 7/30/27	166,592
210,000	Amgen Inc., Senior Unsecured Notes, 5.507% due 3/2/26	210,018
200,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	187,968
13,681,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26(d)	11,902,470
210,000	Constellation Brands Inc., Senior Unsecured Notes, 5.000% due 2/2/26	207,333
3,750,000SEK	Desenio Group AB, 9.221% (3-Month SEK-STIBOR + 5.500%) due 12/16/24(a)	228,979
215,000	Elevance Health Inc., Senior Unsecured Notes, 3.500% due 8/15/24	210,379
	HCA Inc., Company Guaranteed Notes:
195,000	5.000% due 3/15/24	193,879
20,000	5.375% due 2/1/25	19,870
	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes:
100,000	2.500% due 1/15/27	89,890
100,000	3.000% due 2/2/29	85,801
8,497,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(e)(d)	7,222,450
1,678,000	Nathan’s Famous Inc., Senior Secured Notes, 6.625% due 11/1/25(b)	1,668,885
200,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	197,230
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – (continued)
$220,000	Philip Morris International Inc., Senior Unsecured Notes, 4.875% due 2/13/26	$217,855
200,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	185,970
	Royalty Pharma PLC, Company Guaranteed Notes:
100,000	0.750% due 9/2/23	100,000
40,000	1.200% due 9/2/25	36,436
95,000	1.750% due 9/2/27	81,962
7,626,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(b)	3,050,400
230,000	Zimmer Biomet Holdings Inc., Senior Unsecured Notes, 1.450% due 11/22/24	218,352
	Total Consumer Non-cyclical	26,621,411
Diversified – 0.6%
2,505,000EUR	LR Global Holding GmbH, Senior Secured Notes, 11.053% (3-Month EURIBOR + 7.250%) due 2/3/25(a)	2,621,105
Energy – 3.2%
220,833	AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	203,995
200,000	Cosan Luxembourg SA, Company Guaranteed Notes, 7.000% due 1/20/27	199,605
100,000	Ecopetrol SA, Senior Unsecured Notes, 4.125% due 1/16/25	96,912
	Energy Transfer LP, Senior Unsecured Notes:
180,000	5.875% due 1/15/24	179,851
10,000	4.500% due 4/15/24	9,903
5,000	4.050% due 3/15/25	4,867
20,000	4.750% due 1/15/26	19,582
145,874	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	134,571
141,200	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	135,981
2,277,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(b)	2,402,235
176,852	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	154,736
3,785,000	HighPeak Energy Inc., Company Guaranteed Notes, 10.000% due 2/15/24(b)(d)	3,851,237
166,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	158,356
4,705,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(b)	4,684,182
200,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	179,454
200,000	ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	197,675
200,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	207,041
200,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	192,134
	Total Energy	13,012,317
Financial – 5.2%
215,000	American Express Co., Senior Unsecured Notes, 4.990% (SOFRRATE + 0.999%) due 5/1/26(a)	211,930
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Athene Global Funding, Senior Secured Notes, 6.035% (SOFRRATE + 0.700%) due 5/24/24(a)(b)	$198,541
	Avolon Holdings Funding Ltd.:
15,000	Company Guaranteed Notes, 5.125% due 10/1/23(b)	14,976
225,000	Senior Unsecured Notes, 2.125% due 2/21/26(b)	202,166
100,000	Banco BBVA Peru SA, Subordinated Notes, 5.250% (5-Year CMT Index + 2.750%) due 9/22/29(a)	97,506
200,000	Banco Bilbao Vizcaya Argentaria Colombia SA, Subordinated Notes, 4.875% due 4/21/25	193,295
150,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(b)	136,345
200,000	Banco de Bogota SA, Subordinated Notes, 6.250% due 5/12/26	194,785
200,000	Banco de Credito del Peru SA, Subordinated Notes, 3.125% (5-Year CMT Index + 3.000%) due 7/1/30(a)	185,777
150,000	Banco Internacional del Peru SAA Interbank, Subordinated Notes, 4.000% (5-Year CMT Index + 3.711%) due 7/8/30(a)	137,625
200,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(a)	167,732
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(a)	197,891
200,000	Bancolombia SA, Subordinated Notes, 6.909% (5-Year CMT Index + 2.929%) due 10/18/27(a)	193,239
200,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(a)(b)	171,453
200,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(a)(b)	179,720
220,000	Bank of America Corp., Senior Unsecured Notes, 3.458% (3-Month TSFR + 1.232%) due 3/15/25(a)	216,866
210,000	Bank of Montreal, Senior Unsecured Notes, 5.908% (SOFRRATE + 0.710%) due 3/8/24(a)	210,264
220,000	Bank of Nova Scotia, Senior Unsecured Notes, 4.750% due 2/2/26	216,077
3,894,000	Barclays PLC, Junior Subordinated Notes, 7.750% (5-Year USD Swap Rate + 4.842%)(a)(f)	3,893,728
200,000	BBVA Bancomer SA, Subordinated Notes, 5.350% (5-Year CMT Index + 3.000%) due 11/12/29(a)	193,099
200,000	Capital One Financial Corp., Senior Unsecured Notes, 4.985% (SOFRRATE + 2.160%) due 7/24/26(a)	195,486
330,000	Citigroup Inc., Senior Unsecured Notes, 3.352% (3-Month TSFR + 1.158%) due 4/24/25(a)	323,885
200,000	DBS Group Holdings Ltd., Subordinated Notes, 4.520% (5-Year USD 1100 Run ICE Swap Rate + 1.590%) due 12/11/28(a)	199,206
344,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(b)	320,785
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Financial – (continued)
$200,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(a)	$187,700
225,000	Goldman Sachs Group Inc., Senior Unsecured Notes, 3.500% due 4/1/25	217,070
844,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes, 4.750% due 9/15/24	815,703
14,069	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	12,846
	JPMorgan Chase & Co., Senior Unsecured Notes:
105,000	3.220% (3-Month TSFR + 1.417%) due 3/1/25(a)	103,548
220,000	3.900% due 7/15/25	213,787
	Morgan Stanley, Senior Unsecured Notes:
160,000	5.785% (SOFRRATE + 0.455%) due 1/25/24(a)	159,966
60,000	3.875% due 1/27/26	57,749
200,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(b)	203,020
200,000	NongHyup Bank, Senior Unsecured Notes, 1.250% due 7/20/25	184,474
20,400,000NOK	Nordic Capital Fund II A/S, 10.620% (3-Month NIBOR + 6.250%) due 6/30/24(a)	1,899,700
100,000	PNC Financial Services Group Inc., Senior Unsecured Notes, 5.812% (SOFRRATE + 1.322%) due 6/12/26(a)	99,904
225,000	Royal Bank of Canada, Senior Unsecured Notes, 3.375% due 4/14/25	217,661
7,593,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(b)	7,688,596
2,500,000SEK	Storskogen Group AB, Senior Unsecured Notes, 10.707% (3-Month SEK-STIBOR + 6.875%) due 3/22/27(a)	232,347
215,000	Toronto-Dominion Bank, Senior Unsecured Notes, 0.700% due 9/10/24	204,497
205,000	Truist Financial Corp., Senior Unsecured Notes, 4.260% (SOFRRATE + 1.456%) due 7/28/26(a)	198,034
210,000	Wells Fargo & Co., Senior Unsecured Notes, 2.406% (3-Month TSFR + 1.087%) due 10/30/25(a)	201,371
	Welltower OP LLC, Company Guaranteed Notes:
215,000	3.625% due 3/15/24	212,226
10,000	4.000% due 6/1/25	9,691
	Total Financial	21,372,267
Healthcare – 1.3%
6,180,606	ProSomnus Holdings Inc., zero coupon, due 12/31/49(e)(d)	5,466,400
Industrial – 9.9%
3,845,054	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(b)	3,691,252
7,090,000	Ball Corp., Company Guaranteed Notes, 4.000% due 11/15/23	7,050,445
267,172	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	188,461
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Industrial – (continued)
$230,000	Canadian Pacific Railway Co., Company Guaranteed Notes, 1.350% due 12/2/24	$218,011
225,000	Caterpillar Financial Services Corp., Senior Unsecured Notes, 4.350% due 5/15/26	221,454
649,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(b)	582,477
10,035,000	General Electric Co., Junior Subordinated Notes, 8.882% (3-Month USD-LIBOR + 3.330%)(a)(f)	10,035,000
2,958,000	Hillenbrand Inc., Company Guaranteed Notes, 5.750% due 6/15/25	2,939,512
9,643,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(b)	7,376,895
215,000	John Deere Capital Corp., Senior Unsecured Notes, 4.750% due 1/20/28	214,041
90,323	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	88,596
168,118	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	151,523
200,000	Parker-Hannifin Corp., Senior Unsecured Notes, 3.650% due 6/15/24	196,544
225,000	Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes, 4.400% due 7/1/27(b)	212,498
225,000	Republic Services Inc., Senior Unsecured Notes, 2.500% due 8/15/24	218,120
220,000	RTX Corp., Senior Unsecured Notes, 5.000% due 2/27/26	219,049
215,000	Ryder System Inc., Senior Unsecured Notes, 5.250% due 6/1/28	212,300
2,621,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26	2,620,705
4,218,000	TransDigm UK Holdings PLC, Company Guaranteed Notes, 6.875% due 5/15/26	4,289,685
	Total Industrial	40,726,568
Technology – 1.9%
1,125,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	1,201,540
25,000	Broadcom Corp./Broadcom Cayman Finance Ltd., Company Guaranteed Notes, 3.875% due 1/15/27	23,754
205,000	Broadcom Inc., Company Guaranteed Notes, 3.150% due 11/15/25	195,104
4,296,000EUR	Fiven ASA, Senior Secured Notes, 10.401% (3-Month EURIBOR + 6.850%) due 6/21/24(a)	4,716,380
13,750,000SEK	Impala Bondco PLC, Senior Secured Notes, 12.868% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(a)	1,105,220
205,000	Microchip Technology Inc., Senior Unsecured Notes, 0.972% due 2/15/24	200,282
225,000	NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes, 4.400% due 6/1/27	216,374
205,000	Oracle Corp., Senior Unsecured Notes, 5.800% due 11/10/25	206,993
	Total Technology	7,865,647
Utilities – 0.5%
200,000	AES Andes SA, Junior Subordinated Notes, 7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(a)(b)	191,272
300,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28	233,466
104,300	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	94,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Utilities – (continued)
$215,000	Entergy Louisiana LLC, Collateral Trust, 0.950% due 10/1/24	$204,051
200,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	191,500
200,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(b)	184,962
131,562	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	126,228
200,000	Minejesa Capital BV, Senior Secured Notes, 4.625% due 8/10/30	180,492
	Pacific Gas & Electric Co., 1st Mortgage Notes:
80,000	3.250% due 2/16/24	78,987
150,000	4.950% due 6/8/25	146,714
200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	189,576
215,000	Southern California Edison Co., 1st Mortgage Notes, 4.900% due 6/1/26	213,663
	Total Utilities	2,034,911
	TOTAL CORPORATE BONDS & NOTES (Cost – $210,512,916)	192,529,955
ASSET-BACKED SECURITIES – 10.4%
114,563	AccessLex Institute, Series 2007-A, Class A3, 5.953% (3-Month USD-LIBOR + 0.300%) due 5/25/36(a)	111,305
989,306	Accredited Mortgage Loan Trust, Series 2005-1, Class M4, 5.460% (1-Month TSFR + 1.269%) due 4/25/35(a)	983,917
	ACHV ABS Trust:
102,044	Series 2023-1PL, Class A, 6.420% due 3/18/30(b)	102,065
407,141	Series 2023-3PL, Class A, 6.600% due 8/19/30(b)	407,128
211,052	ACM Auto Trust, Series 2023-1A, Class A, 6.610% due 1/22/30(b)	210,735
	ACREC Ltd.:
203,426	Series 2021-FL1, Class A, 6.576% (1-Month TSFR + 1.264%) due 10/16/36(a)(b)	199,231
350,000	Series 2021-FL1, Class AS, 6.926% (1-Month TSFR + 1.614%) due 10/16/36(a)(b)	336,221
	Affirm Asset Securitization Trust:
9,446	Series 2020-Z2, Class A, 1.900% due 1/15/25(b)	9,362
42,101	Series 2021-Z1, Class A, 1.070% due 8/15/25(b)	41,327
1,000,000	Allegro CLO X Ltd., Series 2019-1A, Class AR, 6.738% (3-Month TSFR + 1.412%) due 7/20/32(a)(b)	990,564
35,356	Aqua Finance Trust, Series 2020-AA, Class A, 1.900% due 7/17/46(b)	32,740
225,000	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, 6.525% (1-Month TSFR + 1.214%) due 5/15/36(a)(b)	221,203
500,000	Bain Capital Credit CLO, Series 2019-1A, Class AR, 6.712% (3-Month TSFR + 1.392%) due 4/19/34(a)(b)	496,564
500,000	Bain Capital Credit CLO Ltd., Series 2021-1A, Class A, 6.632% (3-Month TSFR + 1.322%) due 4/18/34(a)(b)	491,712
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$250,000	BDS Ltd., Series 2021-FL10, Class A, 6.776% (1-Month TSFR + 1.464%) due 12/16/36(a)(b)	$247,032
404,000	BRSP Ltd., Series 2021-FL1, Class A, 6.578% (1-Month TSFR + 1.264%) due 8/19/38(a)(b)	392,335
	BSPRT Issuer Ltd.:
193,000	Series 2021-FL6, Class A, 6.525% (1-Month TSFR + 1.214%) due 3/15/36(a)(b)	189,504
209,000	Series 2021-FL7, Class A, 6.745% (1-Month TSFR + 1.434%) due 12/15/38(a)(b)	206,259
376,042	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220% due 9/25/45(b)	329,807
	Carlyle US CLO Ltd.:
1,000,000	Series 2019-4A, Class A11R, 6.628% (3-Month TSFR + 1.320%) due 4/15/35(a)(b)	987,078
1,000,000	Series 2021-7A, Class A1, 6.730% (3-Month TSFR + 1.422%) due 10/15/35(a)(b)	993,054
	CHCP Ltd.:
228,715	Series 2021-FL1, Class A, 6.477% (1-Month TSFR + 1.164%) due 2/15/38(a)(b)	225,397
100,000	Series 2021-FL1, Class AS, 6.727% (1-Month TSFR + 1.414%) due 2/15/38(a)(b)	95,400
177,000	CLNC Ltd., Series 2019-FL1, Class AS, 6.978% (1-Month TSFR + 1.664%) due 8/20/35(a)(b)	173,008
157,294	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980% due 8/25/50(b)	133,895
500,000	DataBank Issuer, Series 2023-1A, Class A2, 5.116% due 2/25/53(b)	459,100
500,000	Drive Auto Receivables Trust, Series 2021-3, Class C, 1.470% due 1/15/27	482,891
174,993	Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.740% due 1/15/26	173,648
1,782,587	First Franklin Mortgage Loan Trust, Series 2003-FF2, Class M1, 7.233% (1-Month TSFR + 1.914%) due 7/25/33(a)	1,733,841
1,000,000	Franklin Park Place CLO I LLC, Series 2022-1A, Class A, 6.711% (3-Month TSFR + 1.400%) due 4/14/35(a)(b)	990,985
209,000	FS Rialto, Series 2021-FL3, Class A, 6.677% (1-Month TSFR + 1.364%) due 11/16/36(a)(b)	204,167
196,684	FS RIALTO, Series 2021-FL2, Class A, 6.647% (1-Month TSFR + 1.334%) due 5/16/38(a)(b)	191,667
487,148	Galaxy XXVII CLO Ltd., Series 2018-27A, Class A, 6.653% (3-Month TSFR + 1.282%) due 5/16/31(a)(b)	484,711
484,377	GLS Auto Receivables Issuer Trust, Series 2021-2A, Class C, 1.080% due 6/15/26(b)	474,001
240,000	GPMT Ltd., Series 2021-FL4, Class A, 6.779% (1-Month TSFR + 1.464%) due 12/15/36(a)(b)	232,060
504,000	Greystone CRE Notes Ltd., Series 2021-FL3, Class A, 6.445% (1-Month TSFR + 1.134%) due 7/15/39(a)(b)	493,226
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,000,000	Greywolf CLO VII Ltd., Series 2018-2A, Class A1, 6.766% (3-Month TSFR + 1.440%) due 10/20/31(a)(b)	$997,365
1,000,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, 6.890% (3-Month TSFR + 1.582%) due 4/15/34(a)(b)	997,515
500,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, 6.841% (3-Month TSFR + 1.472%) due 1/30/35(a)(b)	498,001
498,256	Hayfin US XII Ltd., Series 2018-8A, Class A, 6.708% (3-Month TSFR + 1.382%) due 4/20/31(a)(b)	496,803
500,000	Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.560% due 12/26/25(b)	472,008
126,416	HGI CRE CLO Ltd., Series 2021-FL1, Class A, 6.477% (1-Month TSFR + 1.164%) due 6/16/36(a)(b)	123,940
176,187	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740% due 2/25/39(b)	165,388
3,068,000	HTS Fund I LLC, Series 2021-1, Class A, 1.411% due 8/25/36(b)	2,677,385
1,000,000	Jamestown CLO XVI Ltd., Series 2021-16A, Class A, 6.813% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	989,699
330,000	KREF Ltd., Series 2021-FL2, Class A, 6.498% (1-Month TSFR + 1.184%) due 2/15/39(a)(b)	325,067
14,221	Laurel Road Prime Student Loan Trust, Series 2019-A, Class A1FX, 2.340% due 10/25/48(b)	13,728
	LCCM Trust:
283,967	Series 2021-FL2, Class A, 6.625% (1-Month TSFR + 1.314%) due 12/13/38(a)(b)	277,036
310,000	Series 2021-FL3, Class A, 6.875% (1-Month TSFR + 1.564%) due 11/15/38(a)(b)	306,594
500,000	Lendbuzz Securitization Trust, Series 2023-2A, Class A2, 7.090% due 10/16/28(b)	499,261
42,212	LMREC Inc., Series 2019-CRE3, Class A, 6.830% (1-Month TSFR + 1.514%) due 12/22/35(a)(b)	42,126
	LoanCore Issuer Ltd.:
410,000	Series 2021-CRE5, Class A, 6.725% (1-Month USD-LIBOR + 1.300%) due 7/15/36(a)(b)	398,199
410,000	Series 2021-CRE6, Class A, 6.725% (1-Month TSFR + 1.414%) due 11/15/38(a)(b)	395,138
1,000,000	Marble Point CLO XXI Ltd., Series 2021-3A, Class A1, 6.810% (3-Month TSFR + 1.502%) due 10/17/34(a)(b)	992,279
500,000	Marble Point CLO XXII Ltd., Series 2021-2A, Class A, 6.813% (3-Month TSFR + 1.462%) due 7/25/34(a)(b)	491,892
48,210	Marlette Funding Trust, Series 2019-4A, Class C, 3.760% due 12/17/29(b)	47,732
481,250	ME Funding LLC, Series 2019-1, Class A2, 6.448% due 7/30/49(b)	469,704
	MF1 Ltd.:
198,299	Series 2021-FL6, Class A, 6.526% (1-Month TSFR + 1.214%) due 7/16/36(a)(b)	194,333
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$208,000	Series 2021-FL7, Class A, 6.506% (1-Month TSFR + 1.194%) due 10/16/36(a)(b)	$203,840
551,645	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(b)	549,005
70,397	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(b)	62,584
929,932	Northwoods Capital XVI Ltd., Series 2017-16A, Class A, 6.896% (3-Month TSFR + 1.532%) due 11/15/30(a)(b)	930,250
982,916	Ocean Trails CLO V, Series 2014-5A, Class ARR, 6.843% (3-Month TSFR + 1.542%) due 10/13/31(a)(b)	981,184
248,423	OCP CLO Ltd., Series 2014-5A, Class A1R, 6.692% (3-Month TSFR + 1.342%) due 4/26/31(a)(b)	247,719
	Pagaya AI Debt Selection Trust:
485,451	Series 2021-1, Class B, 2.130% due 11/15/27(b)	479,686
649,965	Series 2021-3, Class B, 1.740% due 5/15/29(b)	632,375
90,562	Series 2021-5, Class A, 1.530% due 8/15/29(b)	89,341
	Pagaya AI Debt Trust:
93,625	Series 2022-1, Class A, 2.030% due 10/15/29(b)	91,534
160,509	Series 2022-3, Class A, 6.060% due 3/15/30(b)	159,840
450,795	Series 2023-3, Class A, 7.600% due 12/16/30(b)	452,595
393,603	PRET LLC, Series 2021-NPL3, Class A1, step bond to yield, 1.868% due 7/25/51(b)	367,588
1,000,000	Sound Point CLO VI-R Ltd., Series 2014-2RA, Class A, 6.838% (3-Month TSFR + 1.512%) due 10/20/31(a)(b)	993,183
471,595	Sound Point CLO XVIII Ltd., Series 2017-4A, Class A1, 6.708% (3-Month TSFR + 1.382%) due 1/21/31(a)(b)	466,142
1,000,000	Steele Creek CLO Ltd., Series 2018-2A, Class A, 6.841% (3-Month TSFR + 1.462%) due 8/18/31(a)(b)	995,075
200,000	STWD Ltd., Series 2021-FL2, Class A, 6.626% (1-Month TSFR + 1.314%) due 4/18/38(a)(b)	195,156
250,000	Tesla Auto Lease Trust, Series 2021-B, Class B, 0.910% due 9/22/25(b)	239,210
392,883	Theorem Funding Trust, Series 2023-1A, Class A, 7.580% due 4/15/29(b)	394,352
	THL Credit Wind River CLO Ltd.:
2,000,000	Series 2017-1A, Class ARR, 6.632% (3-Month TSFR + 1.322%) due 4/18/36(a)(b)	1,971,060
1,300,000	Series 2019-1A, Class AR, 6.748% (3-Month TSFR + 1.422%) due 7/20/34(a)(b)	1,287,865
154,338	TRTX Issuer Ltd., Series 2021-FL4, Class A, 6.628% (1-Month TSFR + 1.314%) due 3/15/38(a)(b)	148,602
14,108	Upstart Securitization Trust, Series 2021-3, Class A, 0.830% due 7/20/31(b)	14,039
430,249	VCAT LLC, Series 2021-NPL4, Class A1, step bond to yield, 1.868% due 8/25/51(b)	402,281
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
ASSET-BACKED SECURITIES – (continued)
$600,000	Vibrant CLO IV Ltd., Series 2016-4A, Class A1RR, 6.708% (3-Month TSFR + 1.382%) due 7/20/32(a)(b)	$587,724
420,581	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1A, 6.728% (3-Month TSFR + 1.402%) due 1/20/31(a)(b)	418,188
150,000	VMC Finance LLC, Series 2022-FL5, Class A, 7.130% (SOFR30A + 1.900%) due 2/18/39(a)(b)	146,516
404,546	VOLT XCII LLC, Series 2021-NPL1, Class A1, step bond to yield, 1.893% due 2/27/51(b)	380,761
273,306	VOLT XCIV LLC, Series 2021-NPL3, Class A1, step bond to yield, 2.240% due 2/27/51(b)	257,986
569,720	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(b)	530,938
1,000,000	Wellfleet CLO Ltd., Series 2020-2A, Class AR, 6.790% (3-Month TSFR + 1.482%) due 7/15/34(a)(b)	990,031
500,000	Wellfleet CLO X Ltd., Series 2019-XA, Class A1R, 6.758% (3-Month TSFR + 1.432%) due 7/20/32(a)(b)	493,621
	TOTAL ASSET-BACKED SECURITIES (Cost – $43,020,837)	42,558,604
SENIOR LOANS(a) – 9.4%
7,405,811	Cengage Learning Inc., 10.323% (3-Month USD-LIBOR + 4.750%) due 7/14/26	7,378,854
3,217,573	Diebold Nixdorf Inc., 12.816% (3-Month USD-LIBOR + 7.500%) due 8/11/28	3,193,441
4,841,765	First Brands Group LLC, 10.881% (6-Month USD-LIBOR + 5.000%) due 3/30/27	4,769,138
1,692,267	Fogo de Chao Inc., 9.696% (1-Month USD-LIBOR + 4.250%) due 4/7/25	1,689,542
2,678,311	Getty Images Inc., 9.842% (3-Month USD-LIBOR + 4.500%) due 2/19/26	2,678,311
	K&N Parent Inc.:
2,924,536	13.217% due 2/3/27(e)(d)	2,983,027
3,244,649	10.467% (3-Month USD-LIBOR + 5.250%) due 8/16/27	2,433,487
2,695,935	Lealand Finance Co. BV, 8.446% (1-Month USD-LIBOR + 3.000%) due 6/28/24	1,887,155
3,219,856	Lions Gate Capital Holdings LLC, 7.681% (1-Month USD-LIBOR + 2.250%) due 3/24/25	3,210,808
8,190,230	QuarterNorth Energy Holding Inc., 13.446% (1-Month USD-LIBOR + 8.000%) due 8/27/26	8,135,601
	TOTAL SENIOR LOANS (Cost – $42,403,859)	38,359,364
COLLATERALIZED MORTGAGE OBLIGATIONS – 7.1%
192,367	Angel Oak Mortgage Trust, Series 2020-6, Class A1, 1.261% due 5/25/65(a)(b)	170,973
183,000	Arbor Multifamily Mortgage Securities Trust, Series 2021-MF2, Class A2, 2.023% due 6/15/54(b)	165,940
	BANK:
1,261,078	Series 2017-BNK4, Class XA, 1.499% due 5/15/50(a)(g)	46,659
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,652,692	Series 2017-BNK6, Class XA, 0.906% due 7/15/60(a)(g)	$36,872
200,000	BBCMS Mortgage Trust, Series 2019-BWAY, Class A, 6.380% (1-Month TSFR + 1.070%) due 11/15/34(a)(b)	160,899
	Benchmark Mortgage Trust:
9,874,110	Series 2018-B4, Class XA, 0.607% due 7/15/51(a)(g)	156,159
3,662,077	Series 2020-B16, Class XA, 1.043% due 2/15/53(a)(g)	161,190
178,604	BHP Trust, Series 2019-BXHP, Class A, 6.333% (1-Month TSFR + 1.022%) due 8/15/36(a)(b)	177,304
243,140	BMO Mortgage Trust, Series 2023-C5, Class A1, 5.740% due 6/15/56	240,824
208,000	BPR Trust, Series 2021-TY, Class A, 6.475% (1-Month TSFR + 1.164%) due 9/15/38(a)(b)	200,172
	BRAVO Residential Funding Trust:
572,856	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(b)	550,040
852,386	Series 2022-RPL1, Class A1, 2.750% due 9/25/61(a)(b)	739,133
600,000	Series 2023-NQM5, Class A1, step bond to yield, 6.505% due 6/25/63(b)	600,231
174,378	BSREP Commercial Mortgage Trust, Series 2021-DC, Class A, 6.375% (1-Month TSFR + 1.064%) due 8/15/38(a)(b)	162,335
247,216	BX 2022-MVRK Mortgage Trust, Series 2022-MVRK, Class A, 6.777% (1-Month TSFR + 1.467%) due 3/15/39(a)(b)	243,030
	BX Commercial Mortgage Trust:
155,707	Series 2021-21M, Class A, 6.154% (1-Month TSFR + 0.844%) due 10/15/36(a)(b)	152,350
100,000	Series 2021-CIP, Class A, 6.345% (1-Month TSFR + 1.035%) due 12/15/38(a)(b)	97,930
208,000	Series 2021-VOLT, Class B, 6.375% (1-Month TSFR + 1.064%) due 9/15/36(a)(b)	200,691
2,747,000	Series 2021-VOLT, Class C, 6.525% (1-Month TSFR + 1.214%) due 9/15/36(a)(b)	2,626,343
163,423	Series 2021-XL2, Class B, 6.422% (1-Month TSFR + 1.112%) due 10/15/38(a)(b)	159,117
162,014	Series 2022-LP2, Class A, 6.323% (1-Month TSFR + 1.013%) due 2/15/39(a)(b)	157,543
	BX Trust:
80,656	Series 2019-CALM, Class A, 6.300% (1-Month TSFR + 0.990%) due 11/15/32(a)(b)	80,172
183,000	Series 2021-VIEW, Class A, 6.704% (1-Month TSFR + 1.394%) due 6/15/36(a)(b)	173,974
1,330,163	CD Mortgage Trust, Series 2017-CD4, Class XA, 1.379% due 5/10/50(a)(g)	44,907
287,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class XB, 1.061% due 6/15/50(a)(g)	8,060
	Citigroup Commercial Mortgage Trust:
244,000	Series 2015-GC27, Class A5, 3.137% due 2/10/48	234,412
400,000	Series 2016-P3, Class A4, 3.329% due 4/15/49	373,514
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$386,000	Series 2019-PRM, Class D, 4.350% due 5/10/36(b)	$383,795
7,829	COLT Mortgage Loan Trust, Series 2020-2, Class A1, 1.853% due 3/25/65(a)(b)	7,772
124,384	COLT Mortgage Pass-Through Certificates, Series 2021-1R, Class A1, 0.857% due 5/25/65(a)(b)	104,113
706,844	COLT Trust, Series 2021-RPL1, Class A1, 1.665% due 9/25/61(a)(b)	610,905
	Commercial Mortgage Trust:
95,662	Series 2013-LC13, Class AM, 4.557% due 8/10/46(a)(b)	95,423
250,000	Series 2014-LC15, Class A4, 4.006% due 4/10/47	247,484
227,000	Series 2018-HCLV, Class A, 6.456% (1-Month TSFR + 1.146%) due 9/15/33(a)(b)	208,175
420,025	Credit Suisse Commercial Mortgage Capital Trust, Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(b)	416,814
	CSAIL Commercial Mortgage Trust:
577,690	Series 2017-C8, Class XA, 1.238% due 6/15/50(a)(g)	18,210
4,066,032	Series 2017-CX10, Class XA, 0.887% due 11/15/50(a)(g)	93,662
3,083,249	Series 2018-CX12, Class XA, 0.689% due 8/15/51(a)(g)	68,848
200,000	DBJPM Mortgage Trust, Series 2016-C3, Class A5, 2.890% due 8/10/49	182,903
1,179,649	Ellington Financial Mortgage Trust, Series 2022-3, Class A1, step bond to yield, 5.000% due 8/25/67(b)	1,139,623
150,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class A, 6.126% (1-Month TSFR + 0.815%) due 11/15/38(a)(b)	146,800
208,996	EQUS Mortgage Trust, Series 2021-EQAZ, Class A, 6.180% (1-Month TSFR + 0.869%) due 10/15/38(a)(b)	204,272
1,379,682	Federal Home Loan Mortgage Corp. (FHLMC), REMICS, Series 4987, Class BF, 5.802% (SOFR30A + 0.514%) due 6/25/50(a)	1,326,363
244,531	Federal National Mortgage Association (FNMA) REMICS, Series 2019-43, Class FD, 5.802% (SOFR30A + 0.514%) due 8/25/49(a)	234,975
	Federal National Mortgage Association (FNMA), Aces:
1,140,367	Series 2020-M49, Class 1A1, 1.297% due 11/25/30(a)	991,686
170,987	Series 2021-M7, Class A1, 1.783% due 3/25/31(a)	151,022
915,803	GCAT Trust, Series 2022-NQM4, Class A1, step bond to yield, 5.269% due 8/25/67(b)	896,176
220,339	GPMT Ltd., Series 2021-FL3, Class A, 6.361% due 7/16/35(a)(b)	217,320
184,000	Great Wolf Trust, Series 2019-WOLF, Class A, 6.458% (1-Month TSFR + 1.148%) due 12/15/36(a)(b)	183,216
250,000	GS Mortgage Securities Corp. II, Series 2023-SHIP, Class A, 4.466% due 9/10/38(a)(b)	240,464
208,000	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class A, 6.375% (1-Month TSFR + 1.064%) due 10/15/36(a)(b)	197,825
	GS Mortgage Securities Trust:
3,642,696	Series 2016-GS4, Class XA, 0.689% due 11/10/49(a)(g)	51,923
1,692,027	Series 2017-GS6, Class XA, 1.156% due 5/10/50(a)(g)	50,983
3,249,846	Series 2017-GS8, Class XA, 1.083% due 11/10/50(a)(g)	96,665
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$250,000	IMT Trust, Series 2017-APTS, Class AFX, 3.478% due 6/15/34(b)	$242,791
	JP Morgan Chase Commercial Mortgage Securities Trust:
1,269,546	Series 2014-C20, Class XA, 1.293% due 7/15/47(a)(g)	1,996
285,000	Series 2016-JP2, Class A4, 2.822% due 8/15/49	260,909
4,075,000	Series 2020-MKST, Class XCP, zero coupon, due 12/15/36(a)(b)(d)(g)	41
	JPMBB Commercial Mortgage Securities Trust:
229,000	Series 2014-C18, Class A5, 4.079% due 2/15/47	226,056
334,000	Series 2014-C21, Class A5, 3.775% due 8/15/47	326,229
801,546	Series 2015-C32, Class XA, 1.256% due 11/15/48(a)(g)	10,220
200,000	Series 2016-C1, Class A5, 3.576% due 3/17/49	188,063
	Legacy Mortgage Asset Trust:
231,546	Series 2020-GS4, Class A1, step bond to yield, 6.250% due 2/25/60(b)	231,422
376,358	Series 2021-GS4, Class A1, step bond to yield, 1.650% due 11/25/60(b)	345,245
116,783	Series 2021-SL1, Class A, 1.991% due 9/25/60(a)(b)	115,557
23,599	LoanCore Issuer Ltd., Series 2019-CRE3, Class AS, 6.795% (1-Month TSFR + 1.484%) due 4/15/34(a)(b)	23,284
99,522	Med Trust, Series 2021-MDLN, Class A, 6.374% (1-Month TSFR + 1.064%) due 11/15/38(a)(b)	97,025
700,000	MFA Trust, Series 2023-NQM3, Class A1, 6.617% due 7/25/68(b)	699,996
203,077	MHP, Series 2022-MHIL, Class A, 6.125% (1-Month TSFR + 0.815%) due 1/15/27(a)(b)	198,364
	Morgan Stanley Bank of America Merrill Lynch Trust:
244,000	Series 2014-C16, Class AS, 4.094% due 6/15/47	232,591
250,000	Series 2014-C17, Class A5, 3.741% due 8/15/47	244,232
	Morgan Stanley Capital I Trust:
1,167,457	Series 2016-UB11, Class XA, 1.574% due 8/15/49(a)(g)	38,512
3,469,950	Series 2016-UB12, Class XA, 0.787% due 12/15/49(a)(g)	58,940
853,759	Series 2017-H1, Class XA, 1.479% due 6/15/50(a)(g)	26,344
184,000	Series 2021-L6, Class A2, 2.126% due 6/15/54(a)	165,279
209,308	MSC Trust, Series 2021-ILP, Class A, 6.203% (1-Month TSFR + 0.892%) due 11/15/23(a)(b)	204,580
	New Residential Mortgage Loan Trust:
1,122,893	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(a)(b)	1,041,579
146,724	Series 2020-NQM1, Class A2, 2.718% due 1/26/60(a)(b)	133,125
341,236	NYMT Loan Trust, Series 2020-SP2, Class A1, 2.944% due 10/25/60(a)(b)	338,535
	OBX Trust:
640,942	Series 2022-NQM1, Class A1, 2.305% due 11/25/61(a)(b)	539,468
929,726	Series 2023-NQM1, Class A1, 6.120% due 11/25/62(a)(b)	925,585
119,127	PFP Ltd., Series 2021-8, Class A, 6.427% (1-Month TSFR + 1.114%) due 8/9/37(a)(b)	116,914
458,713	PRPM LLC, Series 2021-4, Class A1, step bond to yield, 1.867% due 4/25/26(b)	425,719
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$200,000	RIAL Issuer Ltd., Series 2022-FL8, Class A, 7.563% (1-Month TSFR + 2.250%) due 1/19/37(a)(b)	$195,875
176,268	SMR Mortgage Trust, Series 2022-IND, Class A, 6.960% (1-Month TSFR + 1.650%) due 2/15/39(a)(b)	168,318
1,025,000	SMRT, Series 2022-MINI, Class B, 6.661% (1-Month TSFR + 1.350%) due 1/15/39(a)(b)	994,141
210,000	SREIT Trust, Series 2021-MFP, Class A, 6.156% (1-Month TSFR + 0.845%) due 11/15/38(a)(b)	205,784
830,598	UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.685% due 6/15/50(a)(g)	35,489
	Velocity Commercial Capital Loan Trust:
1,001,707	Series 2021-2, Class A, 1.520% due 8/25/51(a)(b)	823,123
378,661	Series 2021-2, Class M1, 1.820% due 8/25/51(a)(b)	302,347
	Verus Securitization Trust:
317,581	Series 2019-INV2, Class A3, 4.219% due 7/25/59(a)(b)	306,369
26,652	Series 2020-2, Class A1, 2.226% due 5/25/60(a)(b)	25,977
535,310	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(b)	453,800
202,952	Series 2021-R1, Class A2, 1.057% due 10/25/63(a)(b)	181,398
548,602	Series 2023-1, Class A1, step bond to yield, 5.850% due 12/25/67(b)	542,278
92,906	Vista Point Securitization Trust, Series 2020-2, Class A1, 1.475% due 4/25/65(a)(b)	84,027
	Wells Fargo Commercial Mortgage Trust:
2,207,778	Series 2015-LC22, Class XA, 0.897% due 9/15/58(a)(g)	26,362
4,396,894	Series 2015-NXS2, Class XA, 0.736% due 7/15/58(a)(g)	36,937
185,000	Series 2021-C60, Class A2, 2.042% due 8/15/54	166,711
82,105	Series 2021-SAVE, Class A, 6.575% (1-Month TSFR + 1.264%) due 2/15/40(a)(b)	78,290
250,000	WFRBS Commercial Mortgage Trust, Series 2014-C22, Class A5, 3.752% due 9/15/57	241,785
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $32,563,889)	29,015,803
U.S. GOVERNMENT OBLIGATIONS – 5.5%
	U.S. Treasury Notes:
1,520,000	4.250% due 12/31/24	1,501,416
760,000	4.125% due 1/31/25	749,401
960,000	3.875% due 3/31/25	942,637
2,640,000	3.875% due 4/30/25	2,592,047
4,010,000	4.250% due 5/31/25	3,960,971
760,000	4.625% due 6/30/25	755,784
7,000,000	3.125% due 8/15/25	6,772,227
1,320,000	3.875% due 1/15/26	1,295,044
2,310,000	3.625% due 5/15/26	2,252,972
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS – (continued)
$1,620,000	4.125% due 6/15/26	$1,601,269
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $22,560,383)	22,423,768
MORTGAGE-BACKED SECURITIES – 0.5%
FHLMC – 0.1%
	Freddie Mac Pool:
183,224	3.000% due 5/1/42	161,241
208,831	3.500% due 10/1/42	189,793
	TOTAL FHLMC	351,034
FNMA – 0.4%
	Federal National Mortgage Association (FNMA) Pool:
206,046	3.000% due 5/1/42	181,325
1,400,000	4.810% due 9/1/29	1,379,475
	TOTAL FNMA	1,560,800
	TOTAL MORTGAGE-BACKED SECURITIES (Cost – $1,972,790)	1,911,834
SOVEREIGN BONDS – 0.2%
Colombia – 0.0%
200,000	Colombia Government International Bond, 4.500% due 1/28/26	192,182
Dominican Republic – 0.0%
100,000	Dominican Republic International Bond, 5.500% due 1/27/25	98,888
Peru – 0.1%
200,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(a)	194,752
South Africa – 0.1%
200,000	Republic of South Africa Government International Bond, 4.875% due 4/14/26	192,428
	TOTAL SOVEREIGN BONDS (Cost – $715,742)	678,250
Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 10.4%
912,239	iShares Core 1-5 Year USD Bond (Cost – $42,102,982)	42,638,051
COMMON STOCKS – 0.1%
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
8,000	AxonPrime Infrastructure Acquisition Corp.*(e)	—
25,927	Berenson Acquisition Corp. I*(e)	—
	Total Holding Companies-Diversified	—
	TOTAL DIVERSIFIED	—
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – 0.1%
Financial Services – 0.1%
16,305	Alpha Partners Technology*(e)(d)	$850
273,338	K&N Holdco LLC*(e)(d)	410,007
12,300	Revelstone Capital Acquisition Corp.*(e)(d)	1,314
	Total Financial Services	412,171
	TOTAL FINANCIAL	412,171
	TOTAL COMMON STOCKS (Cost – $273,524)	412,171
WARRANTS – 0.0%
BASIC MATERIALS – 0.0%
Iron/Steel – 0.0%
26,954,480	Tacora Resources Inc.*(e)	—
DIVERSIFIED – 0.0%
Holding Companies-Diversified – 0.0%
75,173	Financials Acquisition Corp.*(d)	2,857
131,256	Hambro Perks Acquisition Co., Ltd.*(e)(d)	—
72,418	Hiro Metaverse Acquisitions I SA*(d)	14,219
43,327	Leafly Holdings Inc.*(d)	1,776
	Total Holding Companies-Diversified	18,852
	TOTAL DIVERSIFIED	18,852
HEALTHCARE – 0.0%
Healthcare Equipment & Supplies – 0.0%
61,806	ProSomnus Inc.*(d)	1,928
	TOTAL WARRANTS (Cost – $1,976)	20,780
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $396,128,898)	370,548,580
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

FaceAmount†	Security	Value
SHORT-TERM INVESTMENTS – 9.3%
COMMERCIAL PAPERS – 4.0%
$3,674,000	Arrow Electronics Inc., 5.823% due 9/12/23(h)	$3,666,907
3,274,000	Canadian Natural Resources Ltd., 6.170% due 9/25/23(h)	3,260,379
4,900,000	Crown Castle Inc., 6.045% due 9/28/23(h)	4,877,774
4,784,000	Walgreens Boots Alliance Inc., 6.113% due 10/13/23(h)	4,749,692
	TOTAL COMMERCIAL PAPERS (Cost – $16,556,144)	16,554,752
CORPORATE NOTE – 0.3%
996,806	Tacora Resources Inc., 13.000% due 9/8/23(b)(e)(d)(i) (Cost – $991,212)	996,806
TIME DEPOSITS – 2.8%
10,208,936	Barclays Bank PLC – London, 4.680% due 9/1/23	10,208,936
624,450	Citibank – New York, 4.680% due 9/1/23	624,450
779,338	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	779,338
	TOTAL TIME DEPOSITS (Cost – $11,612,724)	11,612,724
U.S. GOVERNMENT OBLIGATIONS – 2.2%
	U.S. Treasury Bills:
6,000,000	4.158% due 10/5/23(h)	5,975,750
3,270,000	5.110% due 5/16/24(h)	3,148,736
	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost – $9,130,734)	9,124,486
	TOTAL SHORT-TERM INVESTMENTS (Cost – $38,290,814)	38,288,768
	TOTAL INVESTMENTS – 99.8% (Cost – $434,419,712)	408,837,348
	Other Assets in Excess of Liabilities – 0.2%	894,167
	TOTAL NET ASSETS – 100.0%	$409,731,515

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2023.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $144,697,802 and represents 35.32% of net assets.

(c)
Security is currently in default.

(d)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $39,732,012 and represents 9.70% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (continued)

(e)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(f)
Security is perpetual in nature and has no stated maturity date.

(g)
Interest only security.

(h)
Rate shown represents yield-to-maturity.

(i)
Payment in-kind security for which part of the income earned may be paid as additional principal.

Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

EURIBOR
 —    Euro Interbank Offered Rate

ICE
 —    Intercontinental Exchange

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

LP
 —    Limited Partnership

NIBOR
 —    Norwegian Interbank Offered Rate

MFA
 —    Mortgage Finance Authority

PLC
 —    Public Limited Company

REMICS
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

STIBOR
 —    Stockholm Interbank Offered Rate

TSFR
 —    CME Term SOFR Reference Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	47.1%
Exchange Traded Fund (ETF)	10.4
Asset-Backed Securities	10.4
Senior Loans	9.3
Collateralized Mortgage Obligations	7.1
U.S. Government Obligations	5.5
Mortgage-Backed Securities	0.5
Sovereign Bonds	0.2
Common Stock	0.1
Warrants	0.0*
Short-Term Investments	9.4
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.05%

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Low Duration Fixed Income Fund (concluded)

At August 31, 2023, Destinations Low Duration Fixed Income Fund had open forward foreign currency contracts as described below.
The unrealized appreciation on the open contracts reflected in the accompanying financial statements was as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro	810,000	BBH	$878,695	9/15/23	$2,465	$—	$2,465
Swedish Krona	2,605,000	BBH	238,058	9/15/23	1,291	—	1,291
					$3,756	$—	3,756
Contracts to Sell:
Euro	20,952,000	BBH	22,728,900	9/15/23	$307,719	$—	$307,719
Norwegian Krone	20,018,000	BBH	1,883,623	9/15/23	42,592	—	42,592
Swedish Krona	20,070,000	BBH	1,834,097	9/15/23	25,823	—	25,823
					$376,134	$—	$376,134
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$379,890	$—	$379,890
Counterparty Abbreviations used in this schedule:
BBH
 —    Brown Brothers Harriman & Co.

Currency Abbreviations used in this schedule:
EUR
 —    Euro

NOK
 —    Norwegian Krone

SEK
 —    Swedish Krona

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – 69.7%
Australia – 1.8%
$1,750,000	Carbon Revolution Ltd., Senior Secured Notes, 8.500% due 5/15/27(a)(b)(c)	$1,750,000
12,605,000	Infrabuild Australia Pty Ltd., Senior Secured Notes, 12.000% due 10/1/24(c)	12,237,201
1,250,000	QBE Insurance Group Ltd., Subordinated Notes, 6.750% (USD Swap Rate + 4.300%) due 12/2/44(d)	1,235,584
	Total Australia	15,222,785
Austria – 0.1%
900,000	BRF GmbH, Company Guaranteed Notes, 4.350% due 9/29/26	845,856
Bermuda – 0.5%
	Digicel Group Holdings Ltd.:
391,135	Senior Unsecured Notes, 8.000% due 4/1/25(a)(c)(e)	66,493
65,015	Subordinated Notes, 7.000%(c)(f)(g)	6,176
400,000	Geopark Ltd., Company Guaranteed Notes, 5.500% due 1/17/27	345,762
4,185,000	Inkia Energy Ltd., Senior Unsecured Notes, 5.875% due 11/9/27	4,007,138
	Total Bermuda	4,425,569
Brazil – 1.1%
5,100,000	Banco do Brasil SA, Junior Subordinated Notes, 6.250% (5-Year CMT Index + 4.398%)(d)(f)	4,821,855
1,400,000	Banco do Estado do Rio Grande do Sul SA, Subordinated Notes, 5.375% (5-Year CMT Index + 4.928%) due 1/28/31(d)	1,285,740
3,000,000	Itau Unibanco Holding SA, Subordinated Notes, 3.875% (5-Year CMT Index + 3.446%) due 4/15/31(d)	2,755,588
	Total Brazil	8,863,183
British Virgin Islands – 0.0%
200,000	Gold Fields Orogen Holdings BVI Ltd., Company Guaranteed Notes, 5.125% due 5/15/24	198,404
Canada – 3.3%
10,024,000	Columbia Care Inc., Senior Secured Notes, 9.500% due 2/3/26(a)	8,720,880
1,465,000	Emera Inc., Junior Subordinated Notes, 6.750% (3-Month USD-LIBOR + 5.440%) due 6/15/76(d)	1,406,400
	Enbridge Inc., Subordinated Notes:
575,000	6.000% (3-Month TSFR + 4.152%) due 1/15/77(d)	541,952
315,000	5.500% (3-Month TSFR + 3.680%) due 7/15/77(d)	282,825
735,000	5.750% (5-Year CMT Index + 5.314%) due 7/15/80(d)	669,185
575,000	7.625% (5-Year CMT Index + 4.418%) due 1/15/83(d)	579,576
2,473,000	Greenfire Resources Inc., Senior Secured Notes, 12.000% due 8/15/25(c)	2,609,015
6,300,000	MEGlobal Canada ULC, Company Guaranteed Notes, 5.000% due 5/18/25	6,180,300
1,000,000	MEGlobal Canada ULC 1, Company Guaranteed Notes, 5.000% due 5/18/25(c)	981,000
7,495,000	Tacora Resources Inc., Senior Secured Notes, 8.250% due 5/15/26(c)(e)	4,534,475
	TransCanada Trust, Company Guaranteed Notes:
280,000	5.500% (SOFRRATE + 4.416%) due 9/15/79(d)	235,206
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Canada – (continued)
$535,000	5.600% (5-Year CMT Index + 3.986%) due 3/7/82(d)	$445,831
	Total Canada	27,186,645
Cayman Islands – 0.7%
1,024,161	Bioceanico Sovereign Certificate Ltd., Senior Secured Notes, zero coupon, due 6/5/34	722,435
500,000	Cosan Overseas Ltd., Company Guaranteed Notes, 8.250%(f)	497,500
140,693	Interoceanica IV Finance Ltd., Senior Secured Notes, zero coupon, due 11/30/25	128,464
609,680	Lima Metro Line 2 Finance Ltd., Senior Secured Notes, 5.875% due 7/5/34	598,022
3,973,000	Sable International Finance Ltd., Senior Secured Notes, 5.750% due 9/7/27	3,684,958
	Total Cayman Islands	5,631,379
Chile – 2.4%
	AES Andes SA, Junior Subordinated Notes:
800,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(c)(d)	765,088
1,000,000	7.125% (5-Year USD Swap Rate + 4.644%) due 3/26/79(d)	956,361
600,000	6.350% (5-Year CMT Index + 4.917%) due 10/7/79(d)	571,868
1,700,000	Agrosuper SA, Senior Unsecured Notes, 4.600% due 1/20/32	1,412,968
5,200,000	CAP SA, Senior Unsecured Notes, 3.900% due 4/27/31	3,878,853
600,000	Cencosud SA, Company Guaranteed Notes, 5.150% due 2/12/25	590,645
3,400,000	Chile Electricity PEC SpA, Senior Secured Notes, zero coupon, due 1/25/28(c)	2,645,946
627,365	Empresa Electrica Angamos SA, Senior Secured Notes, 4.875% due 5/25/29	565,412
2,042,720	Empresa Electrica Cochrane SpA, Senior Secured Notes, 5.500% due 5/14/27	1,899,730
3,300,000	Enel Generacion Chile SA, Senior Unsecured Notes, 4.250% due 4/15/24	3,228,396
2,118,000	GNL Quintero SA, Senior Unsecured Notes, 4.634% due 7/31/29	2,039,716
1,803,000	VTR Comunicaciones SpA, Senior Secured Notes, 5.125% due 1/15/28	1,117,461
	Total Chile	19,672,444
Colombia – 2.2%
250,000	Banco GNB Sudameris SA, Subordinated Notes, 7.051% (5-Year CMT Index + 4.561%) due 4/3/27(d)	239,895
7,850,000	Bancolombia SA, Subordinated Notes, 4.625% (5-Year CMT Index + 2.944%) due 12/18/29(d)	6,931,685
	Ecopetrol SA, Senior Unsecured Notes:
1,700,000	4.125% due 1/16/25	1,647,504
4,000,000	6.875% due 4/29/30	3,725,194
3,372,000	Empresas Publicas de Medellin ESP, Senior Unsecured Notes, 4.375% due 2/15/31	2,617,322
728,000	Fideicomiso PA Pacifico Tres, Senior Secured Notes, 8.250% due 1/15/35	660,660
1,450,000	Grupo de Inversiones Suramericana SA, Senior Unsecured Notes, 5.500% due 4/29/26	1,400,005
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Colombia – (continued)
$1,000,000	Oleoducto Central SA, Senior Unsecured Notes, 4.000% due 7/14/27	$897,268
	Total Colombia	18,119,533
Denmark – 0.5%
4,069,000EUR	Skill Bidco ApS, Senior Secured Notes, 10.545% (3-Month EURIBOR + 6.750%) due 3/2/28(d)	4,296,201
France – 0.6%
	BNP Paribas SA, Junior Subordinated Notes:
675,000	7.750% (5-Year CMT Index + 4.899%)(c)(d)(f)	655,169
295,000	8.500% (5-Year CMT Index + 4.354%)(c)(d)(f)	293,967
595,000	9.250% (5-Year CMT Index + 4.969%)(c)(d)(f)	613,070
1,600,000	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(c)(d)(f)	1,594,221
	Societe Generale SA, Junior Subordinated Notes:
450,000	6.750% (5-Year USD Swap Rate + 3.929%)(c)(d)(f)	381,182
1,275,000	9.375% (5-Year CMT Index + 5.385%)(c)(d)(f)	1,267,775
	Total France	4,805,384
Germany – 1.6%
2,873,000EUR	DEAG Deutsche Entertainment AG, Senior Unsecured Notes, 8.000% due 7/12/26	3,182,468
	Deutsche Bank AG, Junior Subordinated Notes:
200,000	4.789% (5-Year USD Swap Rate + 4.358%)(d)(f)	165,250
1,400,000	6.000% (5-Year CMT Index + 4.524%)(d)(f)	1,116,500
2,568,168EUR	Lifefit Group Midco GmbH, Senior Secured Notes, 13.112% (3-Month EURIBOR + 7.500%) due 1/26/25(g)	2,687,201
3,770,000EUR	LR Global Holding GmbH, Senior Secured Notes, 11.053% (3-Month EURIBOR + 7.250%) due 2/3/25(d)	3,944,738
2,054,000EUR	Secop Group Holding GmbH, Senior Secured Notes, 11.954% (3-Month EURIBOR + 8.400%) due 12/29/26(d)	2,238,288
	Total Germany	13,334,445
Guatemala – 0.6%
2,300,000	Banco Industrial SA, Subordinated Notes, 4.875% (5-Year CMT Index + 4.442%) due 1/29/31(d)	2,133,710
3,000,000	CT Trust, Senior Secured Notes, 5.125% due 2/3/32	2,470,440
	Total Guatemala	4,604,150
India – 2.0%
2,800,000	Adani Electricity Mumbai Ltd., Senior Secured Notes, 3.949% due 2/12/30	2,056,734
1,509,750	Adani International Container Terminal Pvt Ltd., Senior Secured Notes, 3.000% due 2/16/31	1,144,211
	Adani Ports & Special Economic Zone Ltd., Senior Unsecured Notes:
1,300,000	3.375% due 7/24/24	1,247,710
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
India – (continued)
$3,100,000	4.000% due 7/30/27	$2,582,174
800,000	4.200% due 8/4/27	670,026
1,200,000	3.828% due 2/2/32	844,919
	Adani Transmission Step-One Ltd., Senior Secured Notes:
1,300,000	4.000% due 8/3/26	1,132,106
3,015,500	4.250% due 5/21/36	2,229,980
850,000	ONGC Videsh Ltd., Company Guaranteed Notes, 4.625% due 7/15/24	840,117
4,100,000	Reliance Industries Ltd., Senior Unsecured Notes, 4.125% due 1/28/25	4,009,459
	Total India	16,757,436
Indonesia – 1.4%
3,400,000	Freeport Indonesia PT, Senior Unsecured Notes, 4.763% due 4/14/27(c)	3,265,344
3,500,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, Senior Unsecured Notes, 4.750% due 5/15/25	3,430,146
4,500,000	Pertamina Persero PT, Senior Unsecured Notes, 1.400% due 2/9/26	4,063,629
1,200,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Unsecured Notes, 4.125% due 5/15/27	1,137,457
	Total Indonesia	11,896,576
Israel – 1.0%
5,338,000	Bank Hapoalim BM, Subordinated Notes, 3.255% (5-Year CMT Index + 2.155%) due 1/21/32(c)(d)	4,576,086
4,170,000	Bank Leumi Le-Israel BM, Subordinated Notes, 3.275% (5-Year CMT Index + 1.631%) due 1/29/31(c)(d)	3,747,162
	Total Israel	8,323,248
Italy – 1.1%
485,000	Intesa Sanpaolo SpA, Company Guaranteed Notes, 7.700% (5-Year USD Swap Rate + 5.462%)(c)(d)(f)	459,142
7,956,000EUR	Opnet SpA, Senior Secured Notes, 9.848% (3-Month EURIBOR + 6.250%) due 2/9/26(a)(c)(d)	8,626,691
	Total Italy	9,085,833
Jersey, Channel Islands – 0.6%
5,397,338	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 1.750% due 9/30/27	4,979,110
Luxembourg – 3.1%
	Cosan Luxembourg SA, Company Guaranteed Notes:
673,000	7.000% due 1/20/27	671,670
5,100,000	7.500% due 6/27/30(c)	5,097,602
	CSN Resources SA, Company Guaranteed Notes:
900,000	7.625% due 4/17/26	893,250
2,350,000	5.875% due 4/8/32	1,900,528
2,122,224	Guara Norte SARL, Senior Secured Notes, 5.198% due 6/15/34	1,856,834
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Luxembourg – (continued)
$2,867,835	MC Brazil Downstream Trading SARL, Senior Secured Notes, 7.250% due 6/30/31	$1,921,449
	Millicom International Cellular SA, Senior Unsecured Notes:
2,277,900	6.625% due 10/15/26	2,237,692
2,565,000	5.125% due 1/15/28	2,325,727
900,000	6.250% due 3/25/29	823,130
2,600,000	Minerva Luxembourg SA, Company Guaranteed Notes, 4.375% due 3/18/31	2,069,131
2,600,000	Nexa Resources SA, Company Guaranteed Notes, 5.375% due 5/4/27	2,445,054
3,577,000	Puffin Finance SARL, Senior Secured Notes, 15.000% due 9/11/25	3,666,425
	Total Luxembourg	25,908,492
Malaysia – 0.9%
1,250,000	Axiata SPV2 Bhd, Senior Unsecured Notes, 4.357% due 3/24/26	1,213,056
6,700,000	TNB Global Ventures Capital Bhd, Senior Unsecured Notes, 3.244% due 10/19/26	6,266,475
	Total Malaysia	7,479,531
Mauritius – 0.5%
2,500,000	Network i2i Ltd., Company Guaranteed Notes, 5.650% (5-Year CMT Index + 4.274%)(d)(f)	2,431,250
2,200,000	UPL Corp., Ltd., Company Guaranteed Notes, 4.500% due 3/8/28	1,924,017
	Total Mauritius	4,355,267
Mexico – 3.0%
6,500,000	Banco Mercantil del Norte SA, Junior Subordinated Notes, 5.875% (5-Year CMT Index + 4.643%)(d)(f)	5,722,495
2,800,000	Banco Nacional de Comercio Exterior SNC, Subordinated Notes, 2.720% (5-Year CMT Index + 2.000%) due 8/11/31(d)	2,348,249
1,000,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Subordinated Notes, 5.950% (5-Year CMT Index + 2.995%) due 10/1/28(d)	989,455
	BBVA Bancomer SA, Subordinated Notes:
2,443,000	5.350% (5-Year CMT Index + 3.000%) due 11/12/29(d)	2,358,707
3,800,000	5.875% (5-Year CMT Index + 4.308%) due 9/13/34(d)	3,376,161
5,500,000	Cemex SAB de CV, Subordinated Notes, 5.125% (5-Year CMT Index + 4.534%) (d)(f)	5,103,547
1,900,000	Industrias Penoles SAB de CV, Senior Unsecured Notes, 4.150% due 9/12/29	1,726,357
1,512,963	Mexico Generadora de Energia S de rl, Senior Secured Notes, 5.500% due 12/6/32	1,451,618
3,300,000	Petroleos Mexicanos, Company Guaranteed Notes, 6.750% due 9/21/47	2,042,480
	Total Mexico	25,119,069
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Multinational – 0.6%
$4,293,000	Connect Finco SARL/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(c)	$4,072,583
1,400,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., Company Guaranteed Notes, 3.000% due 2/2/29	1,201,211
	Total Multinational	5,273,794
Netherlands – 3.6%
200,000	Aegon NV, Subordinated Notes, 5.500% (6-Month USD-LIBOR + 3.540%) due 4/11/48(d)	187,920
1,755,000	AerCap Holdings NV, Company Guaranteed Notes, 5.875% (5-Year CMT Index + 4.535%) due 10/10/79(d)	1,694,462
1,122,000EUR	Azerion Holding BV, Senior Secured Notes, 7.250% due 4/28/24	1,198,336
4,700,000	Braskem Netherlands Finance BV, Company Guaranteed Notes, 8.500% (5-Year CMT Index + 8.220%) due 1/23/81(d)	4,727,025
5,878,000	Clear Channel International BV, Senior Secured Notes, 6.625% due 8/1/25(c)	5,824,488
	ING Groep NV, Junior Subordinated Notes:
735,000	5.750% (5-Year CMT Index + 4.342%)(d)(f)	654,959
400,000	6.500% (5-Year USD Swap Rate + 4.446%)(d)(f)	377,757
200,000	6.750% (5-Year USD 1100 Run ICE Swap Rate + 4.204%)(d)(f)	195,149
	Minejesa Capital BV, Senior Secured Notes:
6,200,000	4.625% due 8/10/30	5,595,259
1,300,000	5.625% due 8/10/37	1,020,289
1,000,000	Mong Duong Finance Holdings BV, Senior Secured Notes, 5.125% due 5/7/29	902,081
4,930,060	MV24 Capital BV, Senior Secured Notes, 6.748% due 6/1/34	4,443,406
2,700,000	Petrobras Global Finance BV, Company Guaranteed Notes, 7.375% due 1/17/27	2,795,053
1,600,000	VTR Finance NV, Senior Unsecured Notes, 6.375% due 7/15/28	728,238
	Total Netherlands	30,344,422
Norway – 0.7%
14,500,000NOK	Aker Horizons ASA, Senior Unsecured Notes, 7.930% (3-Month NIBOR + 3.250%) due 8/15/25(d)	1,322,181
29,500,000NOK	Austevoll Seafood ASA, Senior Unsecured Notes, 6.150% (3-Month NIBOR + 2.000%) due 6/21/28(d)	2,774,864
4,933,000NOK	Duett Software Group AS, Senior Secured Notes, 9.450% (3-Month NIBOR + 5.000%) due 4/12/26(d)	448,933
3,900,000NOK	Kistefos AS, Senior Unsecured Notes, 9.770% (3-Month NIBOR + 5.000%) due 9/13/28(d)	366,846
1,200,000EUR	LINK Mobility Group Holding ASA, Senior Unsecured Notes, 3.375% due 12/15/25	1,177,550
209,998	Mime Petroleum AS, Subordinated Notes, 13.500% due 3/21/83	42,000
	Total Norway	6,132,374
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Panama – 0.4%
$2,000,000	Global Bank Corp., Senior Unsecured Notes, 5.250% (3-Month USD-LIBOR + 3.300%) due 4/16/29(d)	$1,877,000
1,100,000	Multibank Inc., Senior Unsecured Notes, 7.750% due 2/3/28(c)	1,116,610
	Total Panama	2,993,610
Paraguay – 0.2%
450,000	Banco Continental SAECA, Senior Unsecured Notes, 2.750% due 12/10/25(c)	409,034
1,200,000	Frigorifico Concepcion SA, Senior Secured Notes, 7.700% due 7/21/28	1,016,305
	Total Paraguay	1,425,339
Peru – 3.6%
	Banco de Credito del Peru SA, Subordinated Notes:
2,050,000	3.125% (5-Year CMT Index + 3.000%) due 7/1/30(d)	1,904,219
2,800,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(c)(d)	2,498,798
1,950,000	3.250% (5-Year CMT Index + 2.450%) due 9/30/31(d)	1,740,235
	Banco Internacional del Peru SAA Interbank, Subordinated Notes:
1,500,000	6.625% (3-Month USD-LIBOR + 5.760%) due 3/19/29(d)	1,490,472
4,392,000	4.000% (5-Year CMT Index + 3.711%) due 7/8/30(d)	4,029,660
750,000	Camposol SA, Company Guaranteed Notes, 6.000% due 2/3/27	518,808
4,023,529	Fenix Power Peru SA, Senior Unsecured Notes, 4.317% due 9/20/27	3,731,824
5,241,600	Hunt Oil Co. of Peru LLC Sucursal Del Peru, Senior Unsecured Notes, 6.375% due 6/1/28	4,988,228
2,700,000	Kallpa Generacion SA, Senior Unsecured Notes, 4.875% due 5/24/26	2,592,000
2,200,000	Orazul Energy Peru SA, Company Guaranteed Notes, 5.625% due 4/28/27	1,987,260
4,300,000	Petroleos del Peru SA, Senior Unsecured Notes, 5.625% due 6/19/47	2,751,646
2,000,000	Transportadora de Gas del Peru SA, Senior Unsecured Notes, 4.250% due 4/30/28	1,921,339
	Total Peru	30,154,489
Portugal – 0.0%
70,068	Invepar, zero coupon, due 12/30/28(a)(b)	—
Singapore – 3.6%
6,000,000	DBS Group Holdings Ltd., Subordinated Notes, 1.822% (5-Year CMT Index + 1.100%) due 3/10/31(d)	5,427,835
4,023,000	LLPL Capital Pte Ltd., Senior Secured Notes, 6.875% due 2/4/39	3,548,272
2,350,000	ONGC Videsh Vankorneft Pte Ltd., Company Guaranteed Notes, 3.750% due 7/27/26	2,233,346
6,700,000	Oversea-Chinese Banking Corp., Ltd., Subordinated Notes, 1.832% (5-Year CMT Index + 1.580%) due 9/10/30(c)(d)	6,168,824
1,150,000	PSA Treasury Pte Ltd., Company Guaranteed Notes, 2.500% due 4/12/26	1,069,327
6,500,000	SingTel Group Treasury Pte Ltd., Company Guaranteed Notes, 2.375% due 10/3/26	5,958,095
	United Overseas Bank Ltd., Subordinated Notes:
6,400,000	1.750% (5-Year CMT Index + 1.520%) due 3/16/31(d)	5,748,666
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
Singapore – (continued)
$200,000	2.000% (5-Year CMT Index + 1.230%) due 10/14/31(d)	$176,902
	Total Singapore	30,331,267
South Korea – 2.3%
4,900,000	Korea East-West Power Co., Ltd., Senior Unsecured Notes, 1.750% due 5/6/25(c)	4,596,492
4,300,000	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 0.750% due 1/27/26(c)	3,834,638
	KT Corp., Senior Unsecured Notes:
7,300,000	1.000% due 9/1/25	6,676,475
400,000	2.500% due 7/18/26	369,008
3,900,000	LG Chem Ltd., Senior Unsecured Notes, 3.250% due 10/15/24	3,789,286
	Total South Korea	19,265,899
Spain – 0.7%
4,401,650	AI Candelaria Spain SA, Senior Secured Notes, 7.500% due 12/15/28	4,066,024
	Banco Bilbao Vizcaya Argentaria SA, Junior Subordinated Notes:
800,000	6.125% (5-Year USD Swap Rate + 3.870%)(d)(f)	684,028
200,000	6.500% (5-Year CMT Index + 5.192%)(d)(f)	187,776
	Banco Santander SA, Junior Subordinated Notes:
1,400,000	4.750% (5-Year CMT Index + 3.753%)(d)(f)	1,069,036
200,000	7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.989%)(d)(f)	191,989
	Total Spain	6,198,853
Sweden – 0.3%
25,000,000SEK	Stockwik Forvaltning AB, Senior Secured Notes, 11.779% (3-Month SEK-STIBOR + 8.000%) due 3/20/26(d)	2,203,589
3,750,000SEK	Storskogen Group AB, Senior Unsecured Notes, 10.707% (3-Month SEK-STIBOR + 6.875%) due 3/22/27(d)	348,521
	Total Sweden	2,552,110
Switzerland – 0.2%
635,000	Credit Suisse Group AG, Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(c)(f)	31,750
	UBS Group AG, Junior Subordinated Notes:
1,180,000	6.875% (5-Year USD Swap Rate + 4.590%)(d)(f)	1,105,157
300,000	7.000% (5-Year USD Swap Rate + 4.344%)(c)(d)(f)	297,450
	Total Switzerland	1,434,357
United Kingdom – 2.6%
	Barclays PLC, Junior Subordinated Notes:
720,000	6.125% (5-Year CMT Index + 5.867%)(d)(f)	638,959
1,900,000	8.000% (5-Year CMT Index + 5.431%)(d)(f)	1,698,334
6,314,000	7.750% (5-Year USD Swap Rate + 4.842%)(d)(f)	6,313,559
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United Kingdom – (continued)
	HSBC Holdings PLC, Junior Subordinated Notes:
$450,000	6.375% (5-Year USD 1100 Run ICE Swap Rate + 4.368%)(d)(f)	$433,755
2,355,000	8.000% (5-Year CMT Index + 3.858%)(d)(f)	2,348,781
12,500,000SEK	Impala BondCo PLC, Senior Secured Notes, 12.868% (3-Month SEK-STIBOR + 9.000%) due 10/20/24(d)	1,004,745
	Lloyds Banking Group PLC, Junior Subordinated Notes:
1,340,000	7.500% (5-Year USD 1100 Run ICE Swap Rate + 4.496%)(d)(f)	1,254,081
600,000	8.000% (5-Year CMT Index + 3.913%)(d)(f)	543,140
2,400,000	MARB BondCo PLC, Company Guaranteed Notes, 3.950% due 1/29/31	1,867,744
	NatWest Group PLC, Junior Subordinated Notes:
945,000	6.000% (5-Year CMT Index + 5.625%)(d)(f)	868,430
950,000	8.000% (5-Year USD Swap Rate + 5.720%)(d)(f)	926,202
240,000	Standard Chartered PLC, Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.661%)(c)(d)(f)	227,989
2,327,000	TransDigm UK Holdings PLC, Company Guaranteed Notes, 6.875% due 5/15/26	2,366,547
200,000	Vedanta Resources Ltd., Senior Unsecured Notes, 6.125% due 8/9/24	119,158
	Vodafone Group PLC, Junior Subordinated Notes:
1,185,000	7.000% (5-Year USD Swap Rate + 4.873%) due 4/4/79(d)	1,193,549
250,000	4.125% (5-Year CMT Index + 2.767%) due 6/4/81(d)	195,208
	Total United Kingdom	22,000,181
United States – 21.9%
7,321,000	99 Escrow Issuer Inc., Senior Secured Notes, 7.500% due 1/15/26(c)	2,886,013
820,000	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month TSFR + 4.562%) due 6/15/45(c)(d)	808,549
1,080,000	Air Lease Corp., Junior Subordinated Notes, 4.650% (5-Year CMT Index + 4.076%)(d)(f)	939,892
1,315,000	Ally Financial Inc., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 3.868%)(d)(f)	890,528
250,000	American AgCredit Corp., Junior Subordinated Notes, 5.250% (5-Year CMT Index + 4.500%)(c)(d)(f)	221,250
160,000	American Electric Power Co., Inc., Junior Subordinated Notes, 3.875% (5-Year CMT Index + 2.675%) due 2/15/62(d)	129,001
465,000	American Express Co., Junior Subordinated Notes, 3.550% (5-Year CMT Index + 2.854%)(d)(f)	387,113
1,938,000	American Greetings Corp., Company Guaranteed Notes, 8.750% due 4/15/25(c)	1,907,526
160,000	American International Group Inc., Junior Subordinated Notes, 5.750% (3-Month USD-LIBOR + 2.868%) due 4/1/48(d)	151,080
3,269,522	Anagram International Inc./Anagram Holdings LLC, Senior Secured Notes, 15.000% due 8/15/25(c)	3,138,741
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$1,200,000	Assurant Inc., Subordinated Notes, 7.000% (3-Month USD-LIBOR + 4.135%) due 3/27/48(d)	$1,162,471
969,000	Assured Guaranty Municipal Holdings Inc., Company Guaranteed Notes, 6.400% (1-Month USD-LIBOR + 2.215%) due 12/15/66(c)(d)	855,592
311,000	AXIS Specialty Finance LLC, Company Guaranteed Notes, 4.900% (5-Year CMT Index + 3.186%) due 1/15/40(d)	250,114
	Bank of America Corp., Junior Subordinated Notes:
355,000	4.375% (5-Year CMT Index + 2.760%)(d)(f)	304,704
200,000	6.100% (3-Month TSFR + 4.160%)(d)(f)	196,587
250,000	6.250% (3-Month TSFR + 3.967%)(d)(f)	248,750
1,550,000	6.300% (3-Month TSFR + 4.815%)(d)(f)	1,545,819
1,140,000	6.500% (3-Month TSFR + 4.436%)(d)(f)	1,142,850
500,000	Bank of New York Mellon Corp., Junior Subordinated Notes, 4.700% (5-Year CMT Index + 4.358%)(d)(f)	485,080
9,250,000	BuzzFeed Inc., Company Guaranteed Notes, 8.500% due 12/3/26(c)	5,923,700
280,000	Capital Farm Credit ACA, Junior Subordinated Notes, 5.000% (5-Year CMT Index + 4.523%)(c)(d)(f)	249,200
685,000	Capital One Financial Corp., Junior Subordinated Notes, 3.950% (5-Year CMT Index + 3.157%)(d)(f)	525,738
1,240,000	CenterPoint Energy Inc., Junior Subordinated Notes, 6.125% (3-Month USD-LIBOR + 3.270%)(d)(f)	1,240,000
	Charles Schwab Corp., Junior Subordinated Notes:
610,000	4.000% (5-Year CMT Index + 3.168%)(d)(f)	527,833
945,000	5.375% (5-Year CMT Index + 4.971%)(d)(f)	911,925
	Citigroup Inc., Junior Subordinated Notes:
265,000	4.150% (5-Year CMT Index + 3.000%)(d)(f)	220,954
795,000	5.000% (SOFRRATE + 3.813%)(d)(f)	760,974
1,504,000	5.950% (3-Month TSFR + 4.167%)(d)(f)	1,450,044
1,225,000	6.250% (3-Month TSFR + 4.779%)(d)(f)	1,205,278
560,000	6.300% (3-Month TSFR + 3.685%)(d)(f)	550,340
480,000	7.375% (5-Year CMT Index + 3.209%)(d)(f)	483,000
450,000	9.699% (3-Month TSFR + 4.330%)(d)(f)	449,998
	Citizens Financial Group Inc., Junior Subordinated Notes:
460,000	4.000% (5-Year CMT Index + 3.215%)(d)(f)	347,953
100,000	6.375% (3-Month TSFR + 3.419%)(d)(f)	86,575
215,000	CMS Energy Corp., Junior Subordinated Notes, 4.750% (5-Year CMT Index + 4.116%) due 6/1/50(d)	187,785
	CoBank ACB, Junior Subordinated Notes:
1,075,000	6.250% (3-Month USD-LIBOR + 4.660%)(d)(f)	1,031,080
460,000	6.450% (5-Year CMT Index + 3.487%)(d)(f)	438,365
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$650,000	Compeer Financial ACA, Junior Subordinated Notes, 4.875% (5-Year CMT Index + 4.095%)(a)(c)(d)(f)	$585,000
510,000	Dairy Farmers of America Inc., Junior Subordinated Notes, 7.125%(c)(f)	453,900
	Discover Financial Services, Junior Subordinated Notes:
125,000	5.500% (3-Month TSFR + 3.338%)(d)(f)	93,050
490,000	6.125% (5-Year CMT Index + 5.783%)(d)(f)	470,845
	Edison International, Junior Subordinated Notes:
570,000	5.000% (5-Year CMT Index + 3.901%)(d)(f)	490,200
535,000	5.375% (5-Year CMT Index + 4.698%)(d)(f)	472,663
	Energy Transfer LP, Junior Subordinated Notes:
1,060,000	6.500% (5-Year CMT Index + 5.694%)(d)(f)	966,773
44,000	7.125% (5-Year CMT Index + 5.306%)(d)(f)	38,935
610,000	Enstar Finance LLC, Company Guaranteed Notes, 5.500% (5-Year CMT Index + 4.006%) due 1/15/42(d)	481,999
615,000	Equitable Holdings Inc., Junior Subordinated Notes, 4.950% (5-Year CMT Index + 4.736%)(d)(f)	589,788
705,000	Fifth Third Bancorp, Junior Subordinated Notes, 4.500% (5-Year CMT Index + 4.215%)(d)(f)	641,419
260,000	First Citizens BancShares Inc., Junior Subordinated Notes, 9.524% (3-Month USD-LIBOR + 3.972%)(d)(f)	262,032
2,838,000	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(c)	2,646,477
	Freeport-McMoRan Inc., Company Guaranteed Notes:
3,000,000	5.000% due 9/1/27	2,881,871
2,700,000	4.125% due 3/1/28	2,504,364
940,000	FXI Holdings Inc., Senior Secured Notes, 12.250% due 11/15/26(c)	843,650
	General Electric Co., Junior Subordinated Notes:
373,000	7.832% (3-Month USD-LIBOR + 2.280%)(d)(f)	373,000
198,000	7.922% (3-Month USD-LIBOR + 2.370%)(d)(f)	197,901
9,470,000	8.882% (3-Month USD-LIBOR + 3.330%)(d)(f)	9,470,000
	General Motors Financial Co., Inc., Junior Subordinated Notes:
1,605,000	5.700% (5-Year CMT Index + 4.997%)(d)(f)	1,375,111
1,685,000	5.750% (3-Month USD-LIBOR + 3.598%)(d)(f)	1,381,700
4,483,000	Getty Images Inc., Company Guaranteed Notes, 9.750% due 3/1/27(c)	4,475,646
	Goldman Sachs Group Inc., Junior Subordinated Notes:
395,000	4.125% (5-Year CMT Index + 2.949%)(d)(f)	331,758
1,405,000	5.300% (3-Month TSFR + 4.096%)(d)(f)	1,354,069
1,209,000	5.500% (5-Year CMT Index + 3.623%)(d)(f)	1,183,849
530,000	7.500% (5-Year CMT Index + 3.156%)(d)(f)	532,650
3,000,000	Hawaii Electric Light Co., Inc., 3.280% due 12/30/40(a)(b)	1,710,000
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$7,548,459	Hawaiian Airlines 2013-1 Class A Pass-Through Certificates, Pass Thru Certificates, 3.900% due 1/15/26	$6,830,731
310,000	Hercules Achievement Inc./Varsity Brands Holding Co., Inc., Senior Secured Notes, 13.503% (3-Month TSFR + 8.262%) due 12/22/24(c)(d)	303,458
1,408,000	HighPeak Energy Inc., Company Guaranteed Notes, 10.000% due 2/15/24(a)(c)	1,432,640
1,260,000	Huntington Bancshares Inc., Junior Subordinated Notes, 5.625% (5-Year CMT Index + 4.945%)(d)(f)	1,146,600
	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
1,619,000	4.750% due 9/15/24	1,564,719
4,790,000	6.375% due 12/15/25	4,566,693
11,715,000	IEA Energy Services LLC, Company Guaranteed Notes, 6.625% due 8/15/29(c)	11,441,923
250,000	ILFC E-Capital Trust II, Limited Guaranteed Notes, 7.314% (3-Month USD-LIBOR + 1.800%) due 12/21/65(c)(d)	184,176
10,882,000	INNOVATE Corp., Senior Secured Notes, 8.500% due 2/1/26(c)(h)	8,324,730
	JPMorgan Chase & Co., Junior Subordinated Notes:
565,000	3.650% (5-Year CMT Index + 2.850%)(d)(f)	499,267
1,495,000	5.000% (3-Month TSFR + 3.380%)(d)(f)	1,464,181
200,000	6.100% (3-Month TSFR + 3.592%)(d)(f)	199,000
1,855,000	6.750% (3-Month TSFR + 4.042%)(d)(f)	1,855,000
280,000	KeyCorp, Junior Subordinated Notes, 5.000% (3-Month TSFR + 3.868%)(d)(f)	217,112
1,655,000	Land O’ Lakes Inc., Junior Subordinated Notes, 7.250%(c)(f)	1,340,550
7,109,000	Leafly Holdings Inc., Senior Unsecured Notes, 8.000% due 1/31/25(a)(b)	6,042,650
	M&T Bank Corp., Junior Subordinated Notes:
170,000	3.500% (5-Year CMT Index + 2.679%)(d)(f)	120,848
655,000	5.125% (3-Month USD-LIBOR + 3.520%)(d)(f)	542,131
1,360,000	Markel Group Inc., Junior Subordinated Notes, 6.000% (5-Year CMT Index + 5.662%)(d)(f)	1,318,833
1,700,000	Mercury Chile Holdco LLC, Senior Secured Notes, 6.500% due 1/24/27(c)	1,573,562
	MetLife Inc., Junior Subordinated Notes:
580,000	3.850% (5-Year CMT Index + 3.576%)(d)(f)	534,818
885,000	5.875% (3-Month TSFR + 3.221%)(d)(f)	826,325
2,000,000	NBM US Holdings Inc., Company Guaranteed Notes, 7.000% due 5/14/26	1,972,303
5,913,000	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(c)	5,886,837
330,000	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(d)	272,250
195,000	PartnerRe Finance B LLC, Company Guaranteed Notes, 4.500% (5-Year CMT Index + 3.815%) due 10/1/50(d)	163,513
	PNC Financial Services Group Inc., Junior Subordinated Notes:
447,000	5.000% (3-Month TSFR + 3.562%)(d)(f)	390,070
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$500,000	6.000% (5-Year CMT Index + 3.000%)(d)(f)	$449,550
695,000	6.200% (5-Year CMT Index + 3.238%)(d)(f)	648,142
865,000	6.250% (5-Year CMT Index + 2.808%)(d)(f)	765,171
545,000	8.711% (3-Month TSFR + 3.302%)(d)(f)	540,220
3,399,856	ProSomnus Holdings Inc., 9.000% due 12/31/49(a)(b)	2,921,986
330,000	Provident Financing Trust I, Limited Guaranteed Notes, 7.405% due 3/15/38	326,951
895,000	Prudential Financial Inc., Junior Subordinated Notes, 5.125% (5-Year CMT Index + 3.162%) due 3/1/52(d)	799,585
735,000	Regions Financial Corp., Junior Subordinated Notes, 5.750% (5-Year CMT Index + 5.430%)(d)(f)	700,580
2,700,000	Sasol Financing USA LLC, Company Guaranteed Notes, 4.375% due 9/18/26	2,426,635
	SBL Holdings Inc., Junior Subordinated Notes:
1,195,000	6.500% (5-Year CMT Index + 5.620%)(c)(d)(f)	672,863
845,000	7.000% (5-Year CMT Index + 5.580%)(c)(d)(f)	514,842
	Sempra, Junior Subordinated Notes:
510,000	4.875% (5-Year CMT Index + 4.550%)(d)(f)	482,353
230,000	4.125% (5-Year CMT Index + 2.868%) due 4/1/52(d)	185,976
520,000	Southern Co., Junior Subordinated Notes, 4.000% (5-Year CMT Index + 3.733%) due 1/15/51(d)	482,204
7,097,000	Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	7,100,052
8,135,000	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(c)	8,237,420
3,128,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.000% due 10/15/26(c)	3,018,520
1,655,000	TransDigm Inc., Company Guaranteed Notes, 6.375% due 6/15/26	1,654,814
	Truist Financial Corp., Junior Subordinated Notes:
810,000	4.800% (5-Year CMT Index + 3.003%)(d)(f)	717,255
2,155,000	5.100% (5-Year CMT Index + 4.349%)(d)(f)	1,885,410
3,148,000	Uber Technologies Inc., Company Guaranteed Notes, 8.000% due 11/1/26(c)	3,205,284
7,295,000	UpHealth Inc., Senior Unsecured Notes, 6.250% due 6/15/26(c)	2,918,000
	Vistra Corp., Junior Subordinated Notes:
205,000	7.000% (5-Year CMT Index + 5.740%)(c)(d)(f)	189,740
120,000	8.000% (5-Year CMT Index + 6.930%)(c)(d)(f)	114,679
390,000	Voya Financial Inc., Junior Subordinated Notes, 6.125% (5-Year CMT Index + 3.358%)(d)(f)	385,488
2,844,000	Warnermedia Holdings Inc., Company Guaranteed Notes, 5.050% due 3/15/42	2,337,859
	Wells Fargo & Co., Junior Subordinated Notes:
1,290,000	3.900% (5-Year CMT Index + 3.453%)(d)(f)	1,143,585
1,470,000	5.875%(d)(f)	1,457,138
570,000	5.900%(d)(f)	564,100
1,225,000	7.625% (5-Year CMT Index + 3.606%)(d)(f)	1,254,094
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
CORPORATE BONDS & NOTES – (continued)
United States – (continued)
$234,000	XPO Inc., Senior Secured Notes, 6.250% due 6/1/28(c)	$229,291
3,452,000	Ziff Davis Inc., Company Guaranteed Notes, 4.625% due 10/15/30(c)	2,969,180
	Total United States	183,364,939
	TOTAL CORPORATE BONDS & NOTES (Cost – $622,171,142)	582,582,174
SENIOR LOANS(d) – 7.1%
	American Greetings Corp.:
1,739,640	10.131% (3-Month USD-LIBOR + 4.500%) due 4/6/24(a)	1,736,926
2,024,825	11.331% (1-Month USD-LIBOR + 6.000%) due 4/6/28	2,021,667
9,306,427	Cengage Learning Inc., 10.323% (3-Month USD-LIBOR + 4.750%) due 7/14/26	9,272,551
780,478	Chefs’ Warehouse Inc., 10.180% 1-Month USD-LIBOR + 4.750%) due 8/23/29	781,453
6,192,556	Chobani LLC, 8.946% (1-Month USD-LIBOR + 3.500%) due 10/25/27	6,184,816
1,373,566	Container Store Inc., 10.288% (3-Month USD-LIBOR + 4.750%) due 1/31/26	1,243,078
2,842,460	Crocs Inc., 8.892% (3-Month USD-LIBOR + 3.500%) due 2/20/29	2,849,253
1,747,844	Diebold Nixdorf Inc., due 8/11/28(i)	1,734,735
	Elevate Textiles Inc.:
337,532	13.742% (3-Month USD-LIBOR + 8.500%) due 9/30/27	334,156
920,223	13.146% (1-Month USD-LIBOR + 8.100%) due 9/30/27	736,179
	First Brands Group LLC:
703,310	10.881% (6-Month USD-LIBOR + 5.000%) due 3/30/27	692,760
6,606,639	14.381% (6-Month USD-LIBOR + 8.500%) due 3/30/28	6,157,916
1,695,246	Fogo de Chao Inc., 9.696% (1-Month USD-LIBOR + 4.250%) due 4/7/25	1,692,517
951,630	GemmaCert Ltd., 9.000% (6-Month USD-LIBOR + 9.000%) due 5/19/24(a)(b)	638,401
3,372,835	Getty Images Inc., 9.842% (3-Month USD-LIBOR + 4.500%) due 2/19/26	3,372,835
8,160,923	Inotiv Inc., 12.206% (6-Month USD-LIBOR + 6.750%) due 11/5/26	7,834,486
997,455	Magnite Inc., 10.483% (1-Month USD-LIBOR + 5.000%) due 4/28/28	994,962
9,071,851	Mountaineer Merger Corp., 12.634% (6-Month USD-LIBOR + 7.000%) due 10/26/28	7,227,272
4,295,697	QuarterNorth Energy Holding Inc., 13.446% (1-Month USD-LIBOR + 8.000%) due 8/27/26	4,267,044
	TOTAL SENIOR LOANS (Cost – $61,157,629)	59,773,007
COLLATERALIZED MORTGAGE OBLIGATIONS – 2.3%
1,800,352	BX, Series 2021-MFM1, Class D, 6.924% due 1/15/34(c)(d)	1,755,672
	BX Commercial Mortgage Trust:
3,933,000	Series 2021-VOLT, Class C, 6.525%due 9/15/36(c)(d)	3,760,250
219,946	Series 2021-VINO, Class C, 6.527%due 5/15/38(c)(d)	214,146
1,515,157	Series 2021-SOAR, Class C, 6.525%due 6/15/38(c)(d)	1,488,800
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount/Units†	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$1,366,814	Series 2021-XL2, Class C, 6.622%due 10/15/38(c)(d)	$1,327,365
934,489	BX Trust, Series 2022-IND, Class B, 7.250% due 4/15/37(c)(d)	918,965
3,363,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 7.175% due 12/15/37(c)(d)	3,324,855
871,831	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, 6.958% due 5/15/36(c)(d)	865,891
1,280,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class B, 6.474% due 4/15/38(c)(d)	1,261,478
1,169,000	MHC Commercial Mortgage Trust, Series 2021-MHC, Class D, 7.025% due 4/15/38(c)(d)	1,145,543
1,131,373	MSCG Trust, Series 2018-SELF, Class D, 7.008% due 10/15/37(c)(d)	1,111,426
1,920,000	SMRT, Series 2022-MINI, Class B, 6.661% due 1/15/39(c)(d)	1,862,196
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $18,940,036)	19,036,587
SOVEREIGN BONDS – 2.0%
Colombia – 0.6%
4,900,000	Colombia Government International Bond, 4.500% due 1/28/26	4,708,448
Dominican Republic – 0.1%
1,000,000	Dominican Republic International Bond, 5.500% due 1/27/25	988,882
Peru – 0.2%
1,815,000	Corp. Financiera de Desarrollo SA, 5.250% due 7/15/29(d)	1,767,378
Saudi Arabia – 0.3%
2,500,000	Saudi Government International Bond, 3.250% due 10/26/26	2,359,890
South Africa – 0.6%
	Republic of South Africa Government International Bond:
3,200,000	4.665% due 1/17/24	3,168,384
1,600,000	4.875% due 4/14/26	1,539,424
	Total South Africa	4,707,808
South Korea – 0.2%
200,000	Korea Development Bank, 1.000% due 9/9/26	175,811
1,900,000	Korea Electric Power Corp., 1.125% due 6/15/25(c)	1,760,255
	Total South Korea	1,936,066
Ukraine – 0.0%
1,800,000	Ukraine Government International Bond, 9.750% due 11/1/30	526,306
	TOTAL SOVEREIGN BONDS (Cost – $18,351,448)	16,994,778
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 6.1%
United States – 6.1%
1,486,171	Xtrackers USD High Yield Corporate Bond (Cost – $51,025,081)	$51,421,517
PREFERRED STOCKS – 3.1%
Bermuda – 0.4%
	Aspen Insurance Holdings Ltd.:
49,296	5.625%(f)	939,582
6,550	9.593%(d)(f)	168,662
	Athene Holding Ltd.:
25,555	6.350% (3-Month USD-LIBOR + 4.253%)(d)(f)	564,510
22,269	6.375% (5-Year CMT Index + 5.970%)(d)(f)	543,364
10,445	Axis Capital Holdings Ltd., 5.500%(f)	206,184
30,038	Enstar Group Ltd., 7.000% (3-Month USD-LIBOR + 4.015%)(d)(f)	705,893
	Total Bermuda	3,128,195
United Kingdom – 0.0%
4,046	Argo Blockchain PLC, 8.750%	27,311
United States – 2.7%
4,850	AgriBank FCB, 6.875% (3-Month USD-LIBOR + 4.225%)(d)(f)	485,485
18,819	Air Lease Corp., 6.150% (3-Month TSFR + 3.912%)(d)(f)	449,774
	American Equity Investment Life Holding Co.:
26,165	5.950% (5-Year CMT Index + 4.322%)(d)(f)	549,203
60,435	6.625% (5-Year CMT Index + 6.297%)(d)(f)	1,408,136
8,130	Assurant Inc., 5.250%	162,275
21,565	AT&T Inc., 4.750%(f)	417,930
11,890	Capital One Financial Corp., 5.000%(f)	224,959
2,850	CoBank ACB, 6.200% (3-Month USD-LIBOR + 3.744%)(d)(f)	273,628
1,000	Dairy Farmers of America Inc., 7.875%(a)(c)(f)	93,000
2,600	Energy Transfer LP, 7.600% (3-Month USD-LIBOR + 5.161%)(d)(f)	64,558
18,271	Equitable Holdings Inc., 5.250%(f)	364,141
11,970	Farm Credit Bank of Texas, 6.750% (3-Month USD-LIBOR + 4.010%)(c)(d)(f)	1,199,441
9,075	Fifth Third Bancorp, 6.625% (3-Month TSFR + 3.972%)(d)(f)	230,324
208,194	Fossil Group Inc., 7.000%	3,539,298
14,220	Goldman Sachs Group Inc., 9.267% (3-Month TSFR + 3.902%)(d)(f)	357,917
	KeyCorp:
26,085	6.125% (3-Month USD-LIBOR + 3.892%)(d)(f)(j)	556,654
29,270	6.200% (5-Year CMT Index + 3.132%)(d)(f)	586,863
	Morgan Stanley:
49,425	5.850% (3-Month USD-LIBOR + 3.491%)(d)(f)	1,176,809
30,000	6.375% (3-Month USD-LIBOR + 3.708%)(d)(f)	747,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
PREFERRED STOCKS – (continued)
United States – (continued)
24,480	6.500%(f)	$634,032
27,998	New York Community Bancorp Inc., 6.375% (3-Month USD-LIBOR + 3.821%)(d)(f)	642,274
67,935	NGL Energy Partners LP, 12.783% (3-Month USD-LIBOR + 7.213%)*(d)(f)	1,698,375
7,100	NiSource Inc., 6.500% (5-Year CMT Index + 3.632%)(d)(f)	176,790
	NuStar Energy LP:
35,146	11.151% (3-Month USD-LIBOR + 5.643%)(d)(f)	927,854
21,505	12.274% (3-Month USD-LIBOR + 6.766%)(d)(f)	550,528
17,500	NuStar Logistics LP, 12.304% (3-Month TSFR + 6.996%)(d)	468,475
28,836	Regions Financial Corp., 5.700% (3-Month USD-LIBOR + 3.148%)(d)(f)	589,696
	Reinsurance Group of America Inc.:
15,000	5.750% (3-Month USD-LIBOR + 4.040%)(d)	370,350
14,425	7.125% (5-Year CMT Index + 3.456%(d)	375,050
43,599	Saratoga Investment Corp., 6.000%	1,022,397
12,635	Selective Insurance Group Inc., 4.600%(f)	208,478
25,945	Synchrony Financial, 5.625%(f)	423,682
13,953	Synovus Financial Corp., 5.875% (5-Year CMT Index + 4.127%)(d)(f)	298,176
30,380	Voya Financial Inc., 5.350% (5-Year CMT Index + 3.210%)(d)(f)	716,968
7,160	Western Alliance Bancorp, 4.250% (5-Year CMT Index + 3.452%)(d)(f)	112,698
18,366	Wintrust Financial Corp., 6.875% (5-Year CMT Index + 6.507%)(d)(f)	430,315
	Total United States	22,534,433
	TOTAL PREFERRED STOCKS (Cost – $27,889,018)	25,689,939
COMMON STOCKS – 1.2%
United States – 1.2%
15,560	Alpha Partners Technology*(a)(b)	811
7,000	AxonPrime Infrastructure Acquisition Corp.*(b)	—
22,982	Berenson Acquisition Corp. I*(b)	—
228,050	Bitcoin Depot Inc.*(j)	633,979
183,721	CTO Realty Growth Inc.(j)	3,237,164
29,281	Elevate Textiles Holding Corp.*(a)	95,163
34,967	KORE Group Holdings Inc.*	24,827
5,813	QuarterNorth Energy Inc.*(a)(b)	685,934
57	Real Alloy Holding Inc.*(a)(b)	3,376,768
10,650	Revelstone Capital Acquisition Corp.*(a)(b)	1,137
56,900	Verizon Communications Inc.	1,990,362
	Total United States	10,046,145
	TOTAL COMMON STOCKS (Cost – $9,416,489)	10,046,145
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Shares/Units	Security	Value
EQUITY LINKED NOTES – 0.0%
United States – 0.0%
21,346	Legato Merger Corp.*(a)(b)	$145,580
35,964	Parabellum Acquisition Corp.*(b)	—
	Total United States	145,580
	TOTAL EQUITY LINKED NOTES (Cost – $67)	145,580
WARRANTS – 0.0%
Bermuda – 0.0%
558,670	McDermott International Ltd.*(a)(b)	—
502,803	WT PUR COM*(a)(b)	—
	Total Bermuda	—
Brazil – 0.0%
58,463	OAS SA*(a)(b)	—
Canada – 0.0%
29,147,860	Tacora Resources Inc.*(b)	—
Israel – 0.0%
41,956	GemmaCert Ltd.*(a)(b)	—
United Kingdom – 0.0%
57,514	Financials Acquisition Corp.*(a)	2,185
United States – 0.0%
36,249	Leafly Holdings Inc.*(a)	1,486
309,502	ProSomnus Inc.*(a)	9,657
	Total United States	11,143
	TOTAL WARRANTS (Cost – $364,008)	13,328
Number of Contracts	Notional Amounts	Security	Value
PURCHASED OPTION – 0.0%
Index Option – 0.0%
569	$4,283,432	iShares iBoxx HighYield, Put, @ $73.00, expires 09/15/2023, Counterparty: RJA	2,845
		TOTAL PURCHASED OPTION (Cost – $27,903)	2,845
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $809,342,821)	765,705,900
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 8.6%
COMMERCIAL PAPERS – 5.6%
	Arrow Electronics Inc.:
$5,320,000	5.823% due 9/12/23(k)	$5,309,729
3,440,000	5.767% due 9/18/23(k)	3,429,881
4,742,000	Canadian Natural Resources Ltd., 6.170% due 9/25/23(k)	4,722,271
6,444,000	Conagra Brands Inc., 5.826% due 9/8/23(k)	6,435,760
7,107,000	Crown Castle Inc., 6.096% due 9/7/23(k)	7,099,054
5,928,000	Glencore Funding LLC, 5.835% due 10/17/23(k)	5,883,901
6,910,000	Parker-Hannifin Corp., 5.575% due 10/17/23(k)	6,858,966
6,928,000	Walgreens Boots Alliance Inc., 6.113% due 10/13/23(k)	6,878,317
	TOTAL COMMERCIAL PAPERS (Cost – $46,625,078)	46,617,879
CORPORATE NOTE – 0.2%
1,551,869	Tacora Resources Inc., 13.000% due 9/8/23(a)(b)(c)(g) (Cost – $1,544,519)	1,551,869
TIME DEPOSITS – 2.8%
18,071,400	ANZ National Bank – London, 4.680% due 9/1/23	18,071,400
3,106,074	Citibank – New York, 4.680% due 9/1/23	3,106,074
1,786,079	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	1,786,079
690,762	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	690,762
	TOTAL TIME DEPOSITS (Cost – $23,654,315)	23,654,315
	TOTAL SHORT-TERM INVESTMENTS (Cost – $71,823,912)	71,824,063
Shares/Units	Security	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.1%
MONEY MARKET FUND – 0.1%
843,675	Federated Government Obligations Fund, Premier Class, 5.165%(l) (Cost – $843,675)	843,675
	TOTAL INVESTMENTS – 100.2% (Cost – $882,010,408)	838,373,638
	Liabilities in Excess of Other Assets – (0.2)%	(2,083,237)
	TOTAL NET ASSETS – 100.0%	$836,290,401

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $40,195,257 and represents 4.81% of net assets.

(b)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

(c)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $186,445,552 and represents 22.29% of net assets.

(d)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2023.

(e)
Security is currently in default.

(f)
Security is perpetual in nature and has no stated maturity date.

(g)
Payment in-kind security for which part of the income earned may be paid as additional principal.

(h)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(i)
This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(j)
All or a portion of this security is on loan (See Note 5).

(k)
Rate shown represents yield-to-maturity.

(l)
Represents investment of collateral received from securities lending transactions.

Abbreviations used in this schedule:
CMT	—	Constant Maturity Treasury Index
ETF	—	Exchange Traded Fund
EURIBOR	—	Euro Interbank Offered Rate
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
LP	—	Limited Partnership
NIBOR	—	Norwegian Interbank Offered Rate
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate
STIBOR	—	Stockholm Interbank Offered Rate
TSFR	—	CME Term SOFR Reference Rate
Summary of Investments by Security Type^
Corporate Bonds & Notes	69.5%
Senior Loans	7.1
Exchange Traded Fund (ETF)	6.1
Preferred Stocks	3.1
Collateralized Mortgage Obligations	2.3
Sovereign Bonds	2.0
Common Stocks	1.2
Warrants	0.0*
Equity Linked Notes	0.0*
Purchased Options	0.0*
Short-Term Investments	8.6
Money Market Fund	0.1
100.0%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (continued)

^
As a percentage of total investments.

*
Positions represent less than 0.05%

Schedule of Options Contracts Written
Equity Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
495	$3,726,360	iShares iBoxx HighYield, Call	RJA	10/20/23	$75.00	$(34,650)
187	1,860,463	MasTec Inc., Call	RJA	12/15/23	$115.00	(40,205)
142	436,792	NCR Corp., Put	RJA	1/19/24	$24.00	(8,236)
142	436,792	NCR Corp., Call	RJA	1/19/24	$30.00	(40,328)
251	877,998	Verizon Communications Inc., Put	RJA	9/15/23	$33.00	(1,506)
285	996,930	Verizon Communications Inc., Call	RJA	9/15/23	$34.00	(34,200)
284	993,432	Verizon Communications Inc., Call	RJA	10/20/23	$35.00	(24,140)
148	194,472	Warner Bros Discovery Inc., Put	BOA	9/15/23	$12.50	(2,516)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $150,066)				$(185,781)
At August 31, 2023, Destinations Global Fixed Income Opportunities Fund had open forward foreign currency contracts as described below.
The unrealized appreciation/(depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Foreign Currency	Local Currency	Counterparty	Market Value	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Swedish Krona	2,610,000	BBH	$238,515	9/15/23	$1,293	$—	$1,293
Contracts to Sell:
Euro	25,557,805	BBH	27,725,315	9/15/23	375,364	—	375,364
Norwegian Krone	48,670,000	BBH	4,579,676	9/15/23	103,554	—	103,554
Swedish Krona	38,100,000	BBH	3,481,768	9/15/23	49,021	—	49,021
Swedish Krona	4,960,000	BBH	453,270	9/15/23	—	(2,824)	(2,824)
					$527,939	$(2,824)	$525,115
Net Unrealized Appreciation on Open Forward Foreign Currency Contracts					$529,232	$(2,824)	$526,408

Currency Abbreviations used in this schedule: EUR
 —
Euro

GBP	—	British Pound
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
Counterparty Abbreviations used in this schedule:
BBH	—	Brown Brothers Harriman & Co.
BOA	—	Bank of America Corp.
RJA	—	Raymond James &Associates

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Global Fixed Income Opportunities Fund (concluded)

Face Amount†	Security	Value
SECURITIES SOLD SHORT – 0.3%
CORPORATE BONDS & NOTES – 0.3%
Consumer Non-cyclical – 0.2%
$1,138,000	Johnson & Johnson, Senior Unsecured Notes, 4.950% due 5/15/33	$1,181,916
Industrial – 0.1%
1,138,000	Likewize Corp., Senior Secured Notes, 9.750% due 10/15/25(a)	1,115,292
	TOTAL CORPORATE BONDS & NOTES (Proceeds – $2,300,251)	2,297,208
	TOTAL SECURITIES SOLD SHORT – 0.3% (Proceeds – $2,300,251)	2,297,208

†
Face amount denominated in U.S. dollars, unless otherwise noted.

(a)
Restricted security that may be repurchased from “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $1,115,292 and represents 0.13% of net assets.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – 91.3%
Alabama – 1.7%
$3,000,000	BBB	County of Jefferson AL Sewer Revenue, Revenue Bonds, Series D, 6.500% due 10/1/53	$3,153,190
1,000,000	A1(a)	Health Care Authority of the City of Huntsville, Revenue Bonds, Series A, 5.000% due 6/1/53(b)(c)	1,073,252
2,500,000	BB-	Hoover Industrial Development Board, Revenue Bonds, 5.750% due 10/1/49(d)	2,520,235
2,540,000	A2(a)	Lower Alabama Gas District, Revenue Bonds, 4.000% due 12/1/50(b)	2,505,577
		Mobile County Board of School Commissioners, Special Tax:
260,000	A	5.000% due 3/1/28	268,544
175,000	A	5.000% due 3/1/29	180,794
180,000	A	5.000% due 3/1/30	186,010
185,000	A	5.000% due 3/1/31	191,246
145,000	A	5.000% due 3/1/32	149,888
215,000	A	5.000% due 3/1/33	222,180
3,500,000	A1(a)	Southeast Alabama Gas Supply District, Revenue Bonds, Series A, 4.000% due 6/1/49(b)	3,484,796
500,000	B-	Sumter County Industrial Development Authority, Revenue Bonds, 6.000% due 7/15/52(b)(d)	359,741
1,500,000	NR	Tuscaloosa County Industrial Development Authority, Revenue Bonds, Series A, 5.250% due 5/1/44(e)	1,357,798
		Total Alabama	15,653,251
Alaska – 0.1%
1,000,000	AA+	Alaska Housing Finance Corp., Revenue Bonds, Series A, 5.000% due 6/1/30	1,056,997
215,000	AA-	State of Alaska, GO, Series A, 5.000% due 8/1/33	220,041
		Total Alaska	1,277,038
Arizona – 2.9%
5,000,000	AA+	Arizona Department of Transportation State Highway Fund Revenue, Revenue Bonds, 5.000% due 7/1/27	5,250,214
1,695,000	BB-	Arizona Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/49(e)	1,497,989
2,000,000	AA	Arizona State University, Revenue Bonds, Series A, 5.000% due 7/1/39	2,131,798
		City of Glendale AZ, Revenue Bonds:
230,000	AA+	Series A, 5.000% due 7/1/27	236,830
215,000	AA+	Series A, 5.000% due 7/1/28	221,462
235,000	AA+	Series A, 5.000% due 7/1/29	242,063
85,000	AA+	City of Glendale AZ Excise Tax Revenue, Revenue Bonds, Series A, 5.000% due 7/1/32	90,218
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Arizona – (continued)
		City of Glendale AZ Transportation Excise Tax Revenue, Revenue Bonds:
$55,000	AA+	5.000% due 7/1/24	$55,769
105,000	AA+	5.000% due 7/1/26	108,118
		City of Phoenix Civic Improvement Corp., Revenue Bonds:
65,000	AA-	Series A, 5.000% due 7/1/27(d)	68,120
90,000	AA-	Series A, 5.000% due 7/1/28(d)	93,826
6,365,000	AAA	Series B, 4.000% due 7/1/29	6,372,659
		Maricopa County Industrial Development Authority, Revenue Bonds:
1,000,000	BB+	4.000% due 10/15/47(d)(e)	832,517
200,000	A2(a)	5.000% due 7/1/47	206,735
190,000	AA-	Series A, 4.000% due 1/1/24	190,316
60,000	AA-	Series A, 5.000% due 1/1/24	60,290
225,000	AA-	Series A, 5.000% due 1/1/25	229,381
735,000	A2(a)	Series B, 5.000% due 9/1/45(b)	743,191
290,000	AA-	Series C, 5.000% due 1/1/48(b)	294,465
800,000	AA-	Series D, 5.000% due 1/1/46(b)	828,572
2,000,000	A-	Maricopa County Pollution Control Corp., Revenue Bonds, 2.400% due 6/1/35	1,546,865
3,000,000	AA+	Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 4.000% due 12/1/33	3,018,791
1,000,000	NR	Sierra Vista Industrial Development Authority, Revenue Bonds, 5.750% due 6/15/58(e)	959,340
		State of Arizona, COP:
300,000	AA-	Series A, 5.000% due 10/1/23	300,293
310,000	AA-	Series A, 5.000% due 10/1/24	314,698
		Total Arizona	25,894,520
Arkansas – 0.3%
		Arkansas Development Finance Authority, Revenue Bonds:
2,000,000	BB-	4.500% due 9/1/49(d)(e)	1,849,928
1,150,000	BB-	5.700% due 5/1/53(d)	1,152,728
		Total Arkansas	3,002,656
California – 2.6%
205,000	AA	Bay Area Toll Authority, Revenue Bonds, Series B, 2.850% due 4/1/47(b)	201,993
1,845,000	NR	California Community Housing Agency, Revenue Bonds, 4.000% due 2/1/50(e)	1,370,795
115,000	A	California Health Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 7/1/25	115,114
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$3,000,000	BB-	California Municipal Finance Authority, Revenue Bonds, 4.000% due 7/15/29(d)	$2,958,262
2,525,000	BB	California Statewide Communities Development Authority, Revenue Bonds, 5.500% due 12/1/54	2,517,142
		City of Los Angeles Department of Airports, Revenue Bonds:
650,000	AA-	4.000% due 5/15/38(d)	636,867
675,000	AA-	4.000% due 5/15/39(d)	655,784
650,000	AA-	4.000% due 5/15/40(d)	626,337
1,000,000	NR	CMFA Special Finance Agency, Revenue Bonds, Series A, 4.000% due 12/1/45(e)	773,484
		CSCDA Community Improvement Authority, Revenue Bonds:
3,000,000	NR	3.000% due 6/1/47(e)	2,099,435
1,000,000	NR	3.000% due 12/1/56(e)	654,835
1,000,000	NR	4.000% due 8/1/56(e)	734,589
		Golden State Tobacco Securitization Corp., Revenue Bonds:
175,000	A+	Series A, zero coupon, due 6/1/24	170,907
115,000	NR	Series A1, 5.000% due 6/1/25	118,731
30,000	NR	Series A1, 5.000% due 6/1/26	31,598
5,000,000	NR	Series B2, zero coupon, due 6/1/66	495,153
290,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, Series A, 5.000% due 7/1/29	297,529
		Oakland Unified School District, GO:
100,000	AA	5.000% due 8/1/26	103,501
30,000	A-	Series A, 5.000% due 8/1/28	31,021
90,000	A	Sacramento City Financing Authority, Special Tax, Series A, NPFG, zero coupon, due 12/1/26	79,785
185,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/37(d)	193,976
1,800,000	AAA	San Jose Financing Authority, Revenue Bonds, Series B, 5.000% due 11/1/42	1,992,882
400,000	AA+	Santa Clara County Financing Authority, Revenue Bonds, Series A, 3.000% due 5/1/39	335,716
		State of California, GO:
760,000	AA-	4.000% due 3/1/26	777,438
80,000	AA-	5.000% due 9/1/29	84,511
4,100,000	AA-	5.000% due 3/1/31	4,208,855
435,000	AA-	Series B, 5.000% due 8/1/26	459,216
205,000	AA-	Series C, 5.000% due 8/1/29	216,241
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
California – (continued)
$100,000	A2(a)	Washington Township Health Care District, GO, Series A, 5.500% due 8/1/40	$101,519
		Total California	23,043,216
Colorado – 3.3%
2,000,000	AA	Board of Governors of Colorado State University System, Revenue Bonds, Series C, 4.000% due 3/1/38	1,965,201
		City & County of Denver CO Airport System Revenue, Revenue Bonds:
65,000	AA-	Series A, 5.000% due 11/15/24(d)	65,834
315,000	A+	Series A, 5.000% due 12/1/26(d)	325,863
30,000	AA-	Series A, 5.000% due 11/15/27(d)	31,538
2,695,000	AA-	Series A, 5.000% due 11/15/28(d)	2,862,440
145,000	AA-	Series A, 5.000% due 11/15/29(d)	151,795
115,000	AA-	Series A, 5.000% due 11/15/30(d)	120,413
3,400,000	AA-	Series D, 5.500% due 11/15/30(d)	3,800,417
		Colorado Health Facilities Authority, Revenue Bonds:
1,555,000	AA	5.000% due 11/15/36(b)	1,559,907
190,000	Baa1(a)	5.000% due 9/1/46	190,401
580,000	AA	5.000% due 11/15/49(b)	605,087
2,000,000	A-	5.250% due 11/1/52	2,037,744
500,000	A-	Series A, 5.000% due 8/1/44	510,463
325,000	A-	Series B2, 5.000% due 8/1/49(b)	332,761
560,000	NR	Series Prerefunded 11/15/23 @ 100, 5.000% due 11/15/36(b)(f)	561,767
60,000	NR	Series Prerefunded 11/19/26 @ 100, 5.000% due 11/15/49(b)(f)	63,461
70,000	AA	Colorado Housing & Finance Authority, Revenue Bonds, Series H, 4.250% due 11/1/49	69,505
3,000,000	Aa2(a)	Gunnison Watershed School District No Re 1J, GO, 5.000% due 12/1/47	3,226,538
2,000,000	AAA	Regional Transportation District Sales Tax Revenue, Revenue Bonds, Series A, 0.900% due 11/1/26	1,769,941
		State of Colorado, COP:
2,250,000	AA-	Series A, 4.000% due 12/15/36	2,259,276
3,775,000	AA-	Series A, 4.000% due 12/15/39	3,730,386
1,435,000	Aa1(a)	University of Colorado, Revenue Bonds, Series C, 2.000% due 6/1/54(b)	1,400,724
		Vauxmont Metropolitan District, GO:
125,000	AA	5.000% due 12/15/27	131,111
120,000	AA	5.000% due 12/15/29	125,835
135,000	AA	5.000% due 12/15/31	141,547
285,000	AA	5.000% due 12/1/34	307,408
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Colorado – (continued)
$1,750,000	NR	Village Metropolitan District, GO, 5.000% due 12/1/49	$1,606,615
		Total Colorado	29,953,978
Connecticut – 1.1%
		Connecticut State Health & Educational Facilities Authority, Revenue Bonds:
505,000	AA-	Series B, 1.800% due 7/1/49(b)	494,155
65,000	A	Series S, 5.000% due 7/1/26	67,654
30,000	A	Series S, 5.000% due 7/1/29	32,065
		State of Connecticut, GO:
90,000	AA-	Series A, 5.000% due 3/15/26	93,903
375,000	AA-	Series A, 5.000% due 4/15/26	391,889
150,000	AA-	Series A, 5.000% due 4/15/30	165,118
170,000	AA-	Series A, 5.000% due 4/15/34	185,606
60,000	AA-	Series A, 5.000% due 4/15/35	65,155
175,000	AA-	Series B, 5.000% due 1/15/26	182,004
2,100,000	AA-	Series D, 5.000% due 7/15/25	2,165,445
100,000	AA-	Series E, 5.000% due 10/15/26	105,533
150,000	AA-	Series E, 5.000% due 10/15/29	157,771
		State of Connecticut Special Tax Revenue, Revenue Bonds:
2,425,000	AA	Series A, 5.000% due 7/1/39	2,671,990
2,500,000	AA	Series A, 5.250% due 7/1/43	2,769,854
330,000	AA-	University of Connecticut, Revenue Bonds, Series A, 5.000% due 11/1/27	354,235
		Total Connecticut	9,902,377
Delaware – 0.4%
		Delaware River & Bay Authority, Revenue Bonds:
35,000	A	Series C, 5.000% due 1/1/24	35,168
80,000	A	Series C, 5.000% due 1/1/25	80,393
3,160,000	NR	State of Delaware, GO, Series B, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/27(f)	3,204,194
		Total Delaware	3,319,755
District of Columbia – 1.5%
		District of Columbia, GO:
1,500,000	AA+	Series A, 5.000% due 6/1/34	1,534,381
2,000,000	AA+	Series C, 5.000% due 6/1/34	2,022,193
2,500,000	AA+	District of Columbia Water & Sewer Authority, Revenue Bonds, Series C, 5.000% due 10/1/27	2,540,706
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
District of Columbia – (continued)
		Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds:
$75,000	AA-	Series A, 5.000% due 10/1/23(d)	$75,065
2,625,000	AA-	Series A, 5.000% due 10/1/24(d)	2,657,321
115,000	AA-	Series A, 5.000% due 10/1/28(d)	122,123
95,000	AA-	Series A, 5.000% due 10/1/30(d)	100,406
205,000	AA-	Series A, 5.000% due 10/1/31(d)	215,871
60,000	AA-	Series A, 5.000% due 10/1/34(d)	62,587
55,000	AA-	Series A, 5.000% due 10/1/36(d)	56,775
400,000	A-	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, 4.000% due 10/1/35	402,825
240,000	AA-	Washington Metropolitan Area Transit Authority, Revenue Bonds, Series B, 5.000% due 7/1/34	252,654
		Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds:
1,250,000	AA	5.000% due 7/15/36	1,392,957
1,000,000	AA	5.000% due 7/15/37	1,117,986
1,000,000	AA	5.000% due 7/15/38	1,108,729
		Total District of Columbia	13,662,579
Florida – 6.5%
		Brevard County School District, COP:
95,000	Aa3(a)	5.000% due 7/1/27	96,043
215,000	Aa3(a)	5.000% due 7/1/30	216,942
85,000	Aa3(a)	Series C, 5.000% due 7/1/24	86,050
		Capital Trust Agency Inc., Revenue Bonds:
500,000	BB	6.375% due 5/1/53(e)	486,969
450,000	NR	Series A1, 4.000% due 6/15/29(e)	422,675
2,000,000	NR	Series A1, 5.000% due 7/1/56(e)	1,759,863
1,500,000	NR	Celebration Pointe Community Development District No 1, Special Assessment, 4.000% due 5/1/53	1,169,017
		County of Broward FL Airport System Revenue, Revenue Bonds:
60,000	A+	5.000% due 10/1/30(d)	62,653
90,000	A+	5.000% due 10/1/31(d)	94,022
120,000	A+	Series A, 5.000% due 10/1/29(d)	121,950
85,000	A+	Series A, 5.000% due 10/1/31(d)	86,057
115,000	A+	Series A, 5.000% due 10/1/32(d)	116,298
1,000,000	A+	Series B, 5.000% due 10/1/29(d)	1,064,954
90,000	A+	Series Q1, 5.000% due 10/1/23	90,075
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		County of Hillsborough FL Solid Waste & Resource Recovery Revenue, Revenue Bonds:
$60,000	AA+	Series A, 5.000% due 9/1/23(d)	$60,000
65,000	AA+	Series A, 5.000% due 9/1/24(d)	65,636
65,000	AA+	Series A, 5.000% due 9/1/26(d)	67,180
		County of Miami-Dade FL, Revenue Bonds:
160,000	A+	5.000% due 10/1/28	166,945
120,000	A+	5.000% due 10/1/29	124,641
215,000	A+	5.000% due 10/1/30	223,061
120,000	AA	County of Miami-Dade FL, GO, Series A, 5.000% due 11/1/23	120,293
		County of Miami-Dade FL Aviation Revenue, Revenue Bonds:
290,000	A	Series A, 5.000% due 10/1/24(d)	290,333
55,000	A	Series A, 5.000% due 10/1/27(d)	55,445
80,000	A	Series A, 5.000% due 10/1/29(d)	80,668
70,000	A	Series A, 5.000% due 10/1/30	72,873
30,000	A	Series A, 5.000% due 10/1/31	31,242
160,000	A	Series A, 5.000% due 10/1/33(d)	160,919
5,000,000	A	Series A, 5.000% due 10/1/34(d)	5,025,961
70,000	A	Series A, 5.000% due 10/1/35(d)	70,260
65,000	A	Series B, 5.000% due 10/1/24	65,057
215,000	A	Series B, 5.000% due 10/1/37	216,524
500,000	A	Series B, 5.000% due 10/1/40(d)	509,235
10,000,000	AA-	County of Miami-Dade FL Water & Sewer System Revenue, Revenue Bonds, Series B, 5.000% due 10/1/44	10,340,249
		County of Miami-Dade Seaport Department, Revenue Bonds:
2,430,000	A3(a)	Series A, 5.000% due 10/1/32(d)	2,643,700
1,250,000	A3(a)	Series A, 5.000% due 10/1/47(d)	1,270,085
		Duval County Public Schools, COP:
125,000	A+	Series B, 5.000% due 7/1/27	128,295
30,000	A+	Series B, 5.000% due 7/1/28	30,780
190,000	A+	Series B, 5.000% due 7/1/30	194,772
1,125,000	NR	Florida Development Finance Corp., Revenue Bonds, 6.125% due 7/1/32(b)(d)(e)	1,127,449
1,600,000	NR	Florida Higher Educational Facilities Financial Authority, Revenue Bonds, 5.000% due 6/1/48(e)	1,406,162
2,000,000	A	Florida Insurance Assistance Interlocal Agency Inc., Revenue Bonds, Series A1, 5.000% due 9/1/25	2,039,376
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
		Florida Municipal Power Agency, Revenue Bonds:
$30,000	A2(a)	5.000% due 10/1/24	$30,490
45,000	A2(a)	5.000% due 10/1/27	46,327
55,000	A2(a)	Series A, 5.000% due 10/1/30	57,338
60,000	A2(a)	Series A, 5.000% due 10/1/31	62,409
		Greater Orlando Aviation Authority, Revenue Bonds:
1,000,000	NR	5.000% due 11/15/36(d)	989,460
100,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/28(d)(f)	105,653
60,000	A+	Series A, Prerefunded 10/1/27 @ 100, 5.000% due 10/1/30(d)(f)	63,392
		Halifax Hospital Medical Center, Revenue Bonds:
35,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/28(f)	35,985
70,000	A-	Series Prerefunded 6/1/25 @ 100, 5.000% due 6/1/35(f)	71,971
		Hillsborough County Port District, Revenue Bonds:
850,000	A(g)	Series B, 5.000% due 6/1/33(d)	894,576
185,000	A(g)	Series B, 5.000% due 6/1/38(d)	189,009
75,000	AA-	Indian River County District School Board, COP, Series A, 5.000% due 7/1/24	75,927
		JEA Electric System Revenue, Revenue Bonds:
200,000	A	Series B, 5.000% due 10/1/26	210,011
5,000,000	A+	Series C1, 4.000% due 10/1/34(b)	5,000,000
		Lake County School Board, COP:
30,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/25(f)	30,289
50,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/26(f)	50,482
15,000	AA	Series A, Prerefunded 6/1/24 @ 100, 5.000% due 6/1/28(f)	15,145
		Lee Memorial Health System, Revenue Bonds:
550,000	A+	Series A1, 5.000% due 4/1/33	587,021
415,000	A+	Series A1, 5.000% due 4/1/35	441,107
755,000	A+	Series A2, 5.000% due 4/1/33(b)	772,310
		Miami-Dade County Expressway Authority, Revenue Bonds:
45,000	A	Series A, 5.000% due 7/1/31	46,369
115,000	A	Series A, 5.000% due 7/1/32	118,436
95,000	A	Series A, 5.000% due 7/1/33	97,710
30,000	A	Series A, 5.000% due 7/1/34	30,783
235,000	A	Series A, 5.000% due 7/1/40	235,050
85,000	A	Series A, 5.000% due 7/1/44	83,135
200,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Series A, 5.000% due 10/1/39	204,190
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$200,000	Aa2(a)	Orange County School Board, COP, Series C, Prerefunded 8/1/25 @ 100, 5.000% due 8/1/29(f)	$206,578
50,000	AA	Orlando Utilities Commission, Revenue Bonds, Series A, 5.000% due 10/1/23	50,057
		Palm Beach County Health Facilities Authority, Revenue Bonds:
10,000	WD(g)	5.000% due 12/1/23	10,039
20,000	WD(g)	5.000% due 12/1/24	20,388
		Palm Beach County School District, COP:
40,000	Aa3(a)	Series A, 5.000% due 8/1/24	40,527
705,000	Aa3(a)	Series A, 5.000% due 8/1/26	739,432
300,000	Aa3(a)	Series B, 5.000% due 8/1/26	308,148
240,000	Aa3(a)	Series B, 5.000% due 8/1/27	246,296
695,000	Aa3(a)	Series D, 5.000% due 8/1/26	713,877
315,000	Aa3(a)	Series D, 5.000% due 8/1/27	323,263
110,000	Aa3(a)	Series D, 5.000% due 8/1/28	112,804
300,000	AA	Pasco County School Board, COP, Series D, AGM-Insured, 5.000% due 8/1/30	337,180
		School Board of Miami-Dade County, COP:
120,000	AA	Series A, 5.000% due 5/1/27	122,807
570,000	A+	Series A, 5.000% due 5/1/31	591,065
220,000	A+	Series B, 5.000% due 8/1/27	229,832
395,000	A+	Series B, 5.000% due 5/1/28	403,006
340,000	A+	Series D, 5.000% due 11/1/24	346,259
355,000	A+	Series D, 5.000% due 11/1/25	360,525
230,000	A+	Series D, 5.000% due 11/1/26	233,501
115,000	A+	Series D, 5.000% due 2/1/29	118,608
190,000	A+	Series D, 5.000% due 2/1/30	195,829
		School District of Broward County, COP:
330,000	A+	Series A, 5.000% due 7/1/26	338,269
265,000	A+	Series A, 5.000% due 7/1/27	272,301
115,000	A+	Series A, 5.000% due 7/1/28	117,698
70,000	A+	Series A, 5.000% due 7/1/32	72,448
335,000	A+	Series B, 5.000% due 7/1/26	343,394
230,000	A+	Series B, 5.000% due 7/1/27	236,337
390,000	A+	Series B, 5.000% due 7/1/28	399,079
50,000	Aa3(a)	Seminole County School Board, COP, Series C, 5.000% due 7/1/24	50,598
115,000	AA	South Florida Water Management District, COP, 5.000% due 10/1/30	119,489
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Florida – (continued)
$75,000	AA-	South Miami Health Facilities Authority, Revenue Bonds, 5.000% due 8/15/24	$76,033
		St Lucie County School Board, COP:
60,000	A	Series A, 5.000% due 7/1/25	60,146
125,000	A	Series A, 5.000% due 7/1/27	125,305
5,995,000	AAA	State of Florida, GO, 5.000% due 7/1/32	6,554,637
70,000	AA+	Tampa Bay Water, Revenue Bonds, Series A, NPFG, 6.000% due 10/1/29	81,927
		Volusia County Educational Facility Authority, Revenue Bonds:
150,000	A2(a)	4.000% due 10/15/36	147,186
80,000	A2(a)	5.000% due 10/15/44	82,687
150,000	A2(a)	5.000% due 10/15/49	153,972
		Volusia County School Board, COP:
600,000	Aa3(a)	5.000% due 8/1/24	607,912
145,000	AA	Series A, 5.000% due 8/1/32	149,631
		Total Florida	58,704,354
Georgia – 2.2%
		City of Atlanta GA Water & Wastewater Revenue, Revenue Bonds:
30,000	AA-	5.000% due 11/1/27	30,833
70,000	AA-	5.000% due 11/1/29	72,024
2,000,000	AA-	5.000% due 11/1/40	2,038,135
		Development Authority of Burke County, Revenue Bonds:
600,000	BBB+	1.700% due 12/1/49(b)	580,872
830,000	BBB+	2.925% due 11/1/53(b)	820,724
1,000,000	Ba3(a)	Development Authority Of The City Of Marietta, Revenue Bonds, Series A, 5.000% due 11/1/37(e)	933,464
155,000	AA-	Fulton County Development Authority, Revenue Bonds, 5.000% due 6/15/44	163,365
		Main Street Natural Gas Inc., Revenue Bonds:
5,000,000	Aa1(a)	Series A, 4.000% due 4/1/48(b)	5,000,000
840,000	Aa1(a)	Series C, 4.000% due 8/1/48(b)	839,697
2,000,000	BBB-	Series C, 4.000% due 8/1/52(b)(e)	1,913,559
1,500,000	Aa1(a)	Series C, 5.000% due 9/1/53(b)	1,557,129
		Municipal Electric Authority of Georgia, Revenue Bonds:
160,000	A-	Series A, 5.000% due 1/1/27	166,712
145,000	A-	Series A, 5.000% due 1/1/30	154,977
105,000	A	Series GG, 5.000% due 1/1/24	105,077
35,000	A	Series GG, 5.000% due 1/1/25	35,023
145,000	A	Series GG, 5.000% due 1/1/26	145,100
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Georgia – (continued)
$40,000	AA-	Municipal Gas Authority of Georgia, Revenue Bonds, Series U, 5.000% due 10/1/24	$40,594
5,000,000	AAA	State of Georgia, GO, Series A, 5.000% due 7/1/29	5,470,453
		Total Georgia	20,067,738
Hawaii – 1.1%
2,500,000	Aa2(a)	City & County Honolulu HI Wastewater System Revenue, Revenue Bonds, Series A, 4.125% due 7/1/47	2,394,310
		City & County of Honolulu HI, GO:
7,105,000	Aa2(a)	Series C, 4.000% due 10/1/32	7,231,539
90,000	Aa2(a)	Series D, 5.000% due 9/1/26	94,760
500,000	AA+	State of Hawaii, GO, Series FH, 5.000% due 10/1/28	527,059
		Total Hawaii	10,247,668
Idaho – 0.8%
1,500,000	NR	Idaho Falls Auditorium District, COP, 5.250% due 5/15/51(e)	1,404,441
		Idaho Housing & Finance Association, Revenue Bonds:
35,000	A2(a)	5.000% due 7/15/24	35,462
95,000	A2(a)	5.000% due 7/15/27	101,206
1,000,000	Aa1(a)	5.000% due 8/15/41	1,081,912
1,000,000	Aa1(a)	5.000% due 8/15/42	1,073,197
50,000	Aa1(a)	Series A, 4.000% due 1/1/50	49,346
250,000	A2(a)	Series A, 5.000% due 7/15/30	277,842
250,000	A2(a)	Series A, 5.000% due 7/15/31	281,709
2,380,000	Aa1(a)	Kootenai County School District No 271 Coeur d’Alene, GO, 4.000% due 9/15/28	2,453,195
		Total Idaho	6,758,310
Illinois – 4.3%
		Chicago Board of Education, GO:
1,040,000	BB+	Series A, 5.000% due 12/1/47	1,022,700
2,500,000	BB+	Series E, 5.125% due 12/1/32	2,504,806
2,075,000	AA	Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds, 5.750% due 4/1/48	2,263,930
		Chicago Midway International Airport, Revenue Bonds:
65,000	A	Series A, 5.000% due 1/1/29(d)	66,571
100,000	A	Series A, 5.000% due 1/1/30(d)	102,441
70,000	A	Series A, 5.000% due 1/1/31(d)	71,733
190,000	A	Series A, 5.000% due 1/1/32(d)	190,266
95,000	A	Series B, 5.000% due 1/1/24	95,425
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Chicago O’Hare International Airport, Revenue Bonds:
$75,000	BBB+	5.000% due 7/1/38(d)	$75,297
125,000	A+	Series A, 5.000% due 1/1/24(d)	125,398
270,000	A+	Series A, 5.000% due 1/1/29	283,636
200,000	A+	Series A, 5.000% due 1/1/48(d)	202,879
285,000	A+	Series B, 5.000% due 1/1/32	289,285
120,000	A+	Series B, 5.000% due 1/1/53	123,145
45,000	A+	Series C, 5.000% due 1/1/24	45,201
65,000	A+	Series C, 5.000% due 1/1/25	66,223
60,000	A+	Series C, 5.000% due 1/1/26	62,286
80,000	A+	Series C, 5.000% due 1/1/34	82,499
60,000	A+	Series D, 5.000% due 1/1/27(d)	62,099
15,000	A+	Series D, 5.000% due 1/1/28(d)	15,514
85,000	A+	Series D, 5.000% due 1/1/31(d)	88,117
45,000	A+	Series D, 5.000% due 1/1/33(d)	46,634
1,000,000	A+	City of Chicago IL Wastewater Transmission Revenue, Revenue Bonds, 5.000% due 1/1/33	1,001,641
3,700,000	AA	City of Chicago IL Waterworks Revenue, Revenue Bonds, Series A, AGM-Insured, 5.500% due 11/1/62	4,020,057
155,000	Aaa(a)	Cook Kane Lake & McHenry Counties Community College District No 512, GO, Series B, 5.000% due 12/1/24	157,725
35,000	Aa3(a)	Grundy & Will Counties Community Unit School District No 1 Coal City, GO, 5.000% due 2/1/29	37,190
		Illinois Finance Authority, Revenue Bonds:
60,000	AA+	5.000% due 7/15/26	62,642
75,000	A+	5.000% due 11/15/26	75,045
25,000	A3(a)	5.000% due 8/15/27	25,502
70,000	A	5.000% due 5/15/28	72,308
60,000	AA+	5.000% due 7/15/28	64,468
40,000	A	5.000% due 5/15/29	41,240
25,000	A+	5.000% due 11/15/29	25,014
110,000	A3(a)	5.000% due 12/1/29	113,427
145,000	AAA	5.000% due 1/1/30	153,747
330,000	AA-	5.000% due 8/15/30	368,492
255,000	AAA	5.000% due 7/1/31	270,545
175,000	A3(a)	5.000% due 8/15/35	177,392
100,000	A3(a)	5.000% due 12/1/46	99,995
25,000	BBB+	5.000% due 8/1/49	23,892
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
$495,000	AA-	Series A, 5.000% due 2/15/24	$498,093
95,000	AA-	Series A, 5.000% due 2/15/25	96,763
45,000	AA-	Series A, 5.000% due 2/15/26	46,512
30,000	A	Series A, 5.000% due 11/15/27	30,853
35,000	A	Series A, 5.000% due 11/15/28	35,967
55,000	A	Series A, 5.000% due 11/15/29	56,411
100,000	A	Series A, 5.000% due 11/15/32	102,351
60,000	A+	Series A, 5.000% due 11/15/34	60,990
2,000,000	A+	Series A, 5.000% due 11/15/38	2,011,832
20,000	BBB+	Series A, 5.000% due 8/1/47	19,251
75,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/30(f)	78,743
50,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/34(f)	52,495
255,000	Aa3(a)	Series A, Prerefunded 7/1/26 @ 100, 5.000% due 7/1/36(f)	267,726
95,000	WD(g)	Series A, Prerefunded 8/15/26 @ 100, 5.000% due 8/15/33(f)	99,428
15,000	WD(g)	Series A, Prerefunded 9/1/24 @ 100, 5.000% due 9/1/34(f)	15,224
85,000	A+	Series B, 5.000% due 11/15/26	86,643
35,000	AA+	Series C, 3.750% due 2/15/34	35,003
160,000	AA+	Series C, 4.000% due 2/15/36	159,053
15,000	AA+	Series C, 5.000% due 2/15/24	15,096
75,000	AA+	Series C, 5.000% due 2/15/26	77,663
200,000	AA+	Series C, 5.000% due 2/15/28	210,051
135,000	AA+	Series C, 5.000% due 2/15/29	141,821
50,000	AA+	Series C, 5.000% due 2/15/31	52,471
365,000	AA+	Series C, 5.000% due 2/15/32	382,783
145,000	AA+	Series C, 5.000% due 2/15/33	151,785
65,000	AA+	Series C, 5.000% due 2/15/36	67,503
205,000	AA+	Series C, 5.000% due 2/15/41	209,835
170,000	AA-	Series Prerefunded 1/1/27 @ 100, 5.000% due 1/1/36(f)	179,695
870,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/38(f)	933,450
1,300,000	AA-	Series Prerefunded 1/1/28 @ 100, 5.000% due 1/1/44(f)	1,394,810
20,000	NR	Series Prerefunded 2/15/27 @ 100, 4.000% due 2/15/41(f)	20,474
		Illinois Municipal Electric Agency, Revenue Bonds:
290,000	A	Series A, 5.000% due 2/1/28	297,024
105,000	A	Series A, 5.000% due 2/1/31	107,116
		Illinois State Toll Highway Authority, Revenue Bonds:
50,000	AA-	Series A, 5.000% due 12/1/31	51,541
175,000	AA-	Series D, 5.000% due 1/1/24	175,879
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO:
$260,000	AA	5.000% due 1/1/26	$263,637
55,000	AA	5.000% due 1/1/29	57,527
1,045,000	Aa1(a)	Maine Township High School District No 207, GO, Series 2022, 4.000% due 12/1/25	1,056,732
230,000	AA	McHenry & Kane Counties Community Consolidated School District No 158 Huntley, GO, zero coupon, due 1/1/24	227,251
		McHenry County Community Unit School District No 200 Woodstock, GO:
225,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/25	212,840
170,000	Aa2(a)	Series B, NPFG, zero coupon, due 1/15/26	154,737
215,000	NR	Series NPFG, zero coupon, due 1/15/24	212,086
		McHenry County Conservation District, GO:
65,000	AA+	5.000% due 2/1/24	65,411
175,000	AA+	5.000% due 2/1/27	178,812
2,000,000	A	Metropolitan Pier & Exposition Authority, Revenue Bonds, 5.000% due 6/15/52	2,000,803
		State of Illinois, GO:
225,000	A-	5.000% due 6/1/25	229,740
270,000	A-	5.000% due 2/1/27	278,511
180,000	A-	5.000% due 2/1/28	187,521
60,000	A-	5.000% due 4/1/28	60,261
25,000	A-	5.000% due 5/1/28	25,124
165,000	A-	5.000% due 2/1/29	171,900
70,000	A-	5.000% due 5/1/32	70,304
190,000	A-	5.000% due 5/1/33	190,745
305,000	A-	5.250% due 2/1/31	306,121
1,185,000	A-	5.500% due 5/1/39	1,271,995
2,000,000	A-	Series A, 5.000% due 3/1/29	2,139,458
365,000	A-	Series B, 5.000% due 9/1/23	365,000
365,000	A-	Series B, 5.000% due 9/1/24	369,345
620,000	A-	Series D, 5.000% due 11/1/23	621,076
405,000	A-	Series D, 5.000% due 11/1/25	415,627
390,000	A-	Series D, 5.000% due 11/1/26	405,289
		University of Illinois, Revenue Bonds:
115,000	A-	6.000% due 10/1/42	115,212
115,000	A-	6.250% due 10/1/38	115,244
1,000,000	AAA	Village of Schaumburg IL, GO, 4.000% due 12/1/33	1,022,760
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Illinois – (continued)
		Will County Community Unit School District No 365-U Valley View, GO:
$2,420,000	Aa2(a)	Series A, 5.000% due 11/1/25	$2,506,111
165,000	AA	Series B, AGM, zero coupon, due 11/1/26	146,138
		Total Illinois	38,342,060
Indiana – 2.8%
315,000	A+	City of Indianapolis IN Thermal Energy System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/24	320,374
805,000	NR	City of Valparaiso IN, Revenue Bonds, 7.000% due 1/1/44(d)	812,529
370,000	A-	City of Whiting IN, Revenue Bonds, 5.000% due 12/1/44(b)(d)	378,844
300,000	A-	County of St Joseph IN, Revenue Bonds, 4.000% due 4/1/38	275,381
		Indiana Finance Authority, Revenue Bonds:
30,000	AA-	5.000% due 9/1/26	31,273
15,000	AA-	5.000% due 9/1/29	15,692
240,000	AA-	5.000% due 3/1/36	242,837
60,000	AA-	5.000% due 9/1/36	61,830
1,000,000	AAA	5.000% due 2/1/39(c)	1,108,253
4,050,000	AAA	5.000% due 2/1/40	4,469,072
4,255,000	AAA	5.000% due 2/1/41	4,677,304
70,000	AA	Series A, 5.000% due 10/1/26	71,169
250,000	AA	Series A, 5.000% due 10/1/38	276,117
320,000	AA	Series B, 2.250% due 12/1/58(b)	310,401
7,500,000	AA+	Indiana Health Facility Financing Authority, Revenue Bonds, Series E6, 4.100% due 11/15/39(b)	7,500,000
185,000	Aaa(a)	Indiana Housing & Community Development Authority, Revenue Bonds, Series B, 3.500% due 1/1/49	180,436
515,000	AAA	Indiana University, Revenue Bonds, Series W1, 5.000% due 8/1/26	522,361
		Indianapolis Local Public Improvement Bond Bank, Revenue Bonds:
255,000	A1(a)	5.000% due 1/1/25(d)	257,822
550,000	A1(a)	5.000% due 1/1/35(d)	593,388
550,000	A1(a)	5.250% due 1/1/36(d)	597,271
600,000	A1(a)	5.250% due 1/1/37(d)	645,363
1,500,000	A1(a)	5.250% due 1/1/41(d)	1,581,724
		Total Indiana	24,929,441
Iowa – 1.1%
1,155,000	Aa1(a)	City of Cedar Rapids IA, GO, Series A, 5.000% due 6/1/25	1,168,167
		Iowa Finance Authority, Revenue Bonds:
1,785,000	BB+	4.750% due 8/1/42	1,697,221
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Iowa – (continued)
$2,000,000	BBB-	5.000% due 12/1/50	$1,970,575
5,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	5,047,337
		Total Iowa	9,883,300
Kansas – 0.0%
		Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds:
30,000	A	Series A, 5.000% due 9/1/30	30,695
35,000	A	Series A, 5.000% due 9/1/32	35,805
		Total Kansas	66,500
Kentucky – 1.5%
1,000,000	NR	City of Henderson KY, Revenue Bonds, 3.700% due 1/1/32(d)(e)	967,192
		Kenton County Airport Board, Revenue Bonds:
25,000	A1(a)	5.000% due 1/1/25	25,519
15,000	A1(a)	5.000% due 1/1/26	15,572
45,000	A1(a)	5.000% due 1/1/29	46,696
50,000	A1(a)	5.000% due 1/1/30	51,783
5,000,000	A2(a)	Kentucky Public Energy Authority, Revenue Bonds, Series B, 4.000% due 1/1/49(b)	4,978,340
		Kentucky State Property & Building Commission, Revenue Bonds:
160,000	A	5.000% due 4/1/27	168,710
145,000	A	5.000% due 5/1/28	155,387
15,000	A	5.000% due 5/1/29	16,096
40,000	AA	5.000% due 5/1/31	43,166
165,000	A	Series A, 5.000% due 2/1/29	170,986
170,000	A	Series A, 5.000% due 2/1/30	176,088
65,000	A	Series A, 5.000% due 2/1/32	67,176
80,000	A	Series A, 5.000% due 2/1/33	82,547
110,000	A	Series A, Prerefunded 10/1/23 @ 100, 5.000% due 10/1/27(f)	110,124
325,000	A	Series B, 5.000% due 11/1/26	340,379
35,000	A1(a)	Series D, 5.000% due 5/1/26	36,444
30,000	A1(a)	Series D, 5.000% due 5/1/27	31,678
30,000	A1(a)	Series D, 5.000% due 5/1/28	31,732
2,000,000	AA	Louisville & Jefferson County Metropolitan Sewer District, Revenue Bonds, Series A, 3.000% due 5/15/44	1,501,011
		Louisville/Jefferson County Metropolitan Government, Revenue Bonds:
3,200,000	A	5.000% due 10/1/47(b)	3,415,589
525,000	A	Series A, 5.000% due 10/1/29	540,858
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Kentucky – (continued)
$70,000	A	Series A, 5.500% due 10/1/33	$70,088
185,000	A	Series A, 5.750% due 10/1/38	185,266
		Total Kentucky	13,228,427
Louisiana – 1.1%
2,500,000	AA-	East Baton Rouge Sewerage Commission, Revenue Bonds, Series A, 4.000% due 2/1/45	2,346,790
2,800,000	A1(a)	Louisiana Local Government Environmental Facilities & Community Development Auth, Revenue Bonds, 5.000% due 8/15/37	2,870,329
1,500,000	AA	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, 5.000% due 10/1/26	1,567,040
85,000	A+	Louisiana Public Facilities Authority, Revenue Bonds, Series A, 5.000% due 12/15/23	85,317
		New Orleans Aviation Board, Revenue Bonds:
70,000	A	Series B, 5.000% due 1/1/24(d)	70,189
85,000	A	Series B, 5.000% due 1/1/25(d)	85,996
65,000	A	Series B, 5.000% due 1/1/27(d)	65,553
10,000	A	Series B, 5.000% due 1/1/29(d)	10,358
20,000	A	Series B, 5.000% due 1/1/31(d)	20,733
20,000	A	Series B, 5.000% due 1/1/36(d)	20,575
15,000	A	Series B, 5.000% due 1/1/37(d)	15,365
20,000	A	Series D2, 5.000% due 1/1/26(d)	20,438
15,000	A	Series D2, 5.000% due 1/1/29(d)	15,538
20,000	A	Series D2, 5.000% due 1/1/30(d)	20,724
45,000	A	Series D2, 5.000% due 1/1/32(d)	46,655
35,000	A	Series D2, 5.000% due 1/1/35(d)	36,164
15,000	A	Series D2, 5.000% due 1/1/38(d)	15,286
1,000,000	BB-	Parish of St James LA, Revenue Bonds, Series 2, 6.350% due 10/1/40(e)	1,085,260
450,000	BBB-	Parish of St John the Baptist LA, Revenue Bonds, 4.050% due 6/1/37(b)	445,487
1,000,000	A2(a)	St John the Baptist Parish School District No 1, GO, 5.250% due 3/1/37	1,066,319
		Total Louisiana	9,910,116
Maine – 0.2%
2,500,000	AA+	Maine State Housing Authority, Revenue Bonds, Series B, 3.150% due 11/15/39	2,100,261
60,000	AA-	Maine Turnpike Authority, Revenue Bonds, 5.000% due 7/1/27	61,835
		Total Maine	2,162,096
Maryland – 2.0%
600,000	NR	Anne Arundel County Consolidated Special Taxing District, Special Tax, 5.125% due 7/1/36	601,565
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Maryland – (continued)
		City of Baltimore MD, Revenue Bonds:
$105,000	AA-	Series C, 5.000% due 7/1/28	$111,373
195,000	AA-	Series C, 5.000% due 7/1/31	206,508
200,000	AA-	Series C, 5.000% due 7/1/33	211,527
170,000	A+	Series D, 5.000% due 7/1/33	179,798
730,000	BB+	County of Frederick MD, Revenue Bonds, Series A, 5.000% due 9/1/37(e)	689,930
2,500,000	AAA	County of Howard MD, GO, Series D, 5.000% due 2/15/30	2,710,225
5,805,000	AAA	County of Prince George’s MD, GO, Series A, 5.000% due 7/15/29	6,333,405
		Maryland Community Development Administration, Revenue Bonds:
175,000	Aa1(a)	Series B, 4.000% due 9/1/49	173,011
185,000	Aa1(a)	Series C, 3.500% due 3/1/50	180,595
320,000	Aa1(a)	Series C, 5.000% due 9/1/28	343,747
2,000,000	NR	Maryland Economic Development Corp., Special Tax, 4.000% due 9/1/50	1,611,805
		Maryland Health & Higher Educational Facilities Authority, Revenue Bonds:
155,000	BBB+	Series A, 4.000% due 7/1/42	137,096
65,000	BBB+	Series A, 5.000% due 7/1/33	66,458
50,000	BBB+	Series A, 5.000% due 7/1/34	51,177
20,000	BBB+	Series A, 5.000% due 7/1/35	20,414
50,000	BBB+	Series A, 5.000% due 7/1/36	50,845
1,405,000	Baa3(a)	Series A, 5.500% due 1/1/46	1,415,340
3,000,000	AAA	State of Maryland Department of Transportation, Revenue Bonds, 3.500% due 10/1/33	2,984,194
		Total Maryland	18,079,013
Massachusetts – 1.5%
		Commonwealth of Massachusetts, GO:
2,640,000	AA+	5.000% due 5/1/41	2,907,776
1,500,000	AA+	Series E, 5.000% due 11/1/45	1,624,072
		Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds:
45,000	AA+	Series A, 5.000% due 7/1/45	45,673
2,500,000	AA+	Series A, Prerefunded 7/1/24 @ 100, 5.000% due 7/1/37(f)	2,532,927
1,220,000	AA+	Series A1, 5.000% due 7/1/41	1,348,684
		Massachusetts Development Finance Agency, Revenue Bonds:
115,000	AA-	5.000% due 7/1/24	116,459
50,000	A	5.000% due 7/1/30	53,494
235,000	A	5.000% due 7/1/31	251,620
1,000,000	BBB	5.250% due 7/1/52	1,023,230
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Massachusetts – (continued)
$2,500,000	AAA	Series A, 4.000% due 7/15/36	$2,524,872
585,000	A+	Series S1, 5.000% due 10/1/24	594,361
335,000	AA-	Series S4, 5.000% due 7/1/38(b)	336,704
500,000	AA	Massachusetts Port Authority, Revenue Bonds, Series E, 5.000% due 7/1/31(d)	550,372
		Total Massachusetts	13,910,244
Michigan – 1.6%
160,000	AA	City of Detroit MI Sewage Disposal System Revenue, Revenue Bonds, Series D, AGM-Insured, 4.291% due 7/1/32(b)	150,604
2,155,000	AA+	County of Kalamazoo MI, GO, 3.000% due 5/1/32	2,073,797
155,000	AA	Detroit Downtown Development Authority, Special Tax, Series A, AGM-Insured, 5.000% due 7/1/37	155,327
		Grand Rapids Public Schools, GO:
40,000	AA	5.000% due 5/1/27	42,251
55,000	AA	5.000% due 5/1/29	58,337
100,000	AA	5.000% due 5/1/30	103,507
145,000	AA	5.000% due 5/1/31	149,863
20,000	AA	5.000% due 5/1/32	20,640
90,000	AA	5.000% due 5/1/33	92,880
		Kalamazoo Hospital Finance Authority, Revenue Bonds:
100,000	A2(a)	5.000% due 5/15/27	103,341
75,000	A2(a)	5.000% due 5/15/28	77,473
		Michigan Finance Authority, Revenue Bonds:
1,250,000	Aa3(a)	5.000% due 11/1/23	1,253,049
45,000	AA-	5.000% due 12/1/23	45,163
750,000	Aa3(a)	5.000% due 11/1/24	763,979
50,000	AA-	5.000% due 12/1/24	50,965
85,000	AA-	5.000% due 12/1/25	87,695
40,000	AA-	5.000% due 12/1/26	41,951
35,000	AA-	5.000% due 12/1/27	37,340
60,000	AA-	5.000% due 12/1/28	63,911
315,000	A	5.000% due 11/15/32	325,874
735,000	AA-	5.000% due 12/1/44(b)	750,266
10,000	AA-	Series D1, 5.000% due 7/1/27	10,194
30,000	AA-	Series D1, 5.000% due 7/1/29	30,656
35,000	AA-	Series D1, 5.000% due 7/1/31	35,827
30,000	AA-	Series D1, 5.000% due 7/1/32	30,667
25,000	AA-	Series D1, 5.000% due 7/1/33	25,551
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Michigan – (continued)
		Michigan State Building Authority, Revenue Bonds:
$495,000	AA-	Series I, 5.000% due 10/15/34	$519,338
80,000	AA-	Series I, 5.000% due 4/15/35	83,966
		Michigan State Hospital Finance Authority, Revenue Bonds:
710,000	AA+	4.000% due 11/15/47(b)	710,956
45,000	AA-	Series C, 5.000% due 12/1/24	45,868
60,000	AA-	Series C, 5.000% due 12/1/26	62,927
40,000	AA-	Series C, 5.000% due 12/1/27	42,675
60,000	AA-	Series C, 5.000% due 12/1/28	63,911
500,000	BB	Michigan Strategic Fund, Revenue Bonds, 4.000% due 10/1/61(b)(d)	495,005
2,590,000	Aa2(a)	Plymouth-Canton Community School District, GO, 5.000% due 5/1/40	2,819,966
90,000	AA-	Portage Public Schools, GO, 5.000% due 11/1/29	93,504
60,000	Aa3(a)	Royal Oak Hospital Finance Authority, Revenue Bonds, Series Prerefunded 3/1/24 @ 100, 5.000% due 9/1/24(f)	60,443
1,500,000	Aa1(a)	State of Michigan, GO, Series A, 4.000% due 5/15/38	1,499,985
		Warren Consolidated Schools, GO:
130,000	AA	5.000% due 5/1/30	134,994
140,000	AA	5.000% due 5/1/31	144,803
145,000	AA	5.000% due 5/1/32	149,788
		Wayne County Airport Authority, Revenue Bonds:
5,000	A	Series A, 5.000% due 12/1/29	5,315
10,000	A	Series A, 5.000% due 12/1/30	10,616
10,000	A	Series A, 5.000% due 12/1/31	10,619
15,000	A	Series A, 5.000% due 12/1/36	15,636
620,000	A	Series B, 5.000% due 12/1/29(d)	648,116
15,000	A	Series B, 5.000% due 12/1/30(d)	15,689
15,000	A	Series B, 5.000% due 12/1/31(d)	15,693
10,000	A	Series B, 5.000% due 12/1/33(d)	10,449
25,000	A	Series B, 5.000% due 12/1/36(d)	25,774
65,000	A	Series C, 5.000% due 12/1/23	65,229
70,000	A	Series C, 5.000% due 12/1/24	71,316
70,000	A	Series C, 5.000% due 12/1/25	72,510
45,000	A	Series C, 5.000% due 12/1/26	47,492
45,000	A	Series C, 5.000% due 12/1/27	48,322
		Total Michigan	14,572,013
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Minnesota – 1.5%
$2,500,000	AAA	Metropolitan Council, GO, Series I, 3.000% due 3/1/27	$2,469,647
		State of Minnesota, GO:
5,000,000	AAA	Series A, 5.000% due 8/1/37	5,373,597
4,835,000	AAA	Series B, 5.000% due 8/1/27	5,197,475
		Total Minnesota	13,040,719
Mississippi – 0.8%
1,500,000	NR	Mississippi Business Finance Corp., Revenue Bonds, 5.000% due 2/1/36(b)(d)(e)	1,440,787
		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds:
170,000	A+	5.000% due 10/1/40(b)	175,967
435,000	A3(a)	Series A, 5.000% due 1/1/34	461,468
225,000	A3(a)	Series B, 5.000% due 1/1/30	238,504
		State of Mississippi, GO:
160,000	AA	Series A, 5.000% due 10/1/30	171,058
4,000,000	AA	Series C, 5.000% due 10/1/35	4,298,098
		Total Mississippi	6,785,882
Missouri – 0.9%
2,550,000	AA+	Grain Valley No R-V School District, GO, Series A, 5.000% due 3/1/35	2,691,368
		Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds:
30,000	AA-	5.000% due 5/15/29	30,930
30,000	AA-	5.000% due 5/15/30	30,863
30,000	AA-	5.000% due 5/15/31	30,875
85,000	AA-	5.000% due 5/15/36	86,832
20,000	A+	Series B, 4.000% due 2/1/40	18,639
70,000	A+	Series B, 5.000% due 2/1/30	71,445
80,000	A+	Series B, 5.000% due 2/1/32	81,594
65,000	A+	Series B, 5.000% due 2/1/36	66,086
2,500,000	AAA	Metropolitan St Louis Sewer District, Revenue Bonds, Series A, 5.000% due 5/1/37	2,620,434
2,100,000	AA-	Missouri Development Finance Board, Revenue Bonds, 5.500% due 5/1/41	2,288,607
50,000	AA+	Missouri Housing Development Commission, Revenue Bonds, Series B, 4.000% due 5/1/50	49,352
		Total Missouri	8,067,025
Montana – 0.2%
		Montana Board of Housing, Revenue Bonds:
25,000	AA+	Series A1, 4.000% due 12/1/47(d)	24,805
25,000	AA+	Series B, 4.000% due 6/1/50	24,659
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Montana – (continued)
		Montana Facility Finance Authority, Revenue Bonds:
$60,000	A+(g)	5.000% due 2/15/24	$60,269
60,000	A+(g)	5.000% due 2/15/25	60,784
90,000	A+(g)	5.000% due 2/15/26	92,155
1,390,000	AA	Yellowstone & Carbon Counties School District No 7-70 Laurel, GO, 5.000% due 7/1/42	1,493,736
		Total Montana	1,756,408
Nebraska – 0.2%
		Nebraska Investment Finance Authority, Revenue Bonds:
145,000	AAA	Series B, 4.000% due 9/1/49(d)	142,306
140,000	AAA	Series E, 3.750% due 9/1/49(d)	137,250
		Nebraska Public Power District, Revenue Bonds:
115,000	A+	Series B, 5.000% due 1/1/31	118,463
125,000	A+	Series B, 5.000% due 1/1/34	127,729
155,000	A+	Series B, 5.000% due 1/1/36	158,245
1,000,000	Aa3(a)	Ralston Public Schools, GO, 5.000% due 12/15/43	1,085,755
		Total Nebraska	1,769,748
Nevada – 0.8%
		Carson City NV, Revenue Bonds:
20,000	BBB+	5.000% due 9/1/24	20,198
15,000	BBB+	5.000% due 9/1/28	15,586
20,000	BBB+	5.000% due 9/1/30	20,762
20,000	BBB+	5.000% due 9/1/32	20,759
20,000	BBB+	5.000% due 9/1/34	20,683
2,000,000	AA-	Clark County School District, GO, Series A, 5.000% due 6/15/39	2,185,825
1,520,000	AAA	Clark County Water Reclamation District, GO, 4.000% due 7/1/35	1,522,609
2,750,000	AA+	County of Clark NV, GO, Series B, 4.000% due 11/1/34	2,777,615
		Las Vegas Valley Water District, GO:
85,000	AA	Series A, 5.000% due 6/1/32	88,611
145,000	AA	Series A, 5.000% due 6/1/33	151,082
155,000	AA	Series A, 5.000% due 6/1/34	161,337
70,000	AA+	Nevada Housing Division, Revenue Bonds, Series B, 4.000% due 10/1/49	69,111
		Total Nevada	7,054,178
New Hampshire – 0.3%
		New Hampshire Business Finance Authority, Revenue Bonds:
1,000,000	B+	2.950% due 4/1/29(d)(e)	898,630
740,000	A-	Series A2, zero coupon, due 7/1/27(b)(d)	727,729
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Hampshire – (continued)
		New Hampshire Health & Education Facilities Authority Act, Revenue Bonds:
$25,000	A-	4.000% due 10/1/38	$22,798
40,000	AA-	5.000% due 7/1/24	40,507
35,000	BBB+	5.000% due 7/1/26	35,024
135,000	A-	5.000% due 10/1/26	139,362
145,000	A-	5.000% due 10/1/27	149,059
60,000	A-	5.000% due 10/1/28	61,624
70,000	AA-	5.000% due 7/1/30	75,410
65,000	A	5.000% due 8/1/30	68,332
210,000	A-	5.000% due 10/1/30	214,616
		Total New Hampshire	2,433,091
New Jersey – 2.1%
		Camden County Improvement Authority, Revenue Bonds:
60,000	A-	5.000% due 2/15/24	60,258
30,000	A-	Series Prerefunded 2/15/24 @ 100, 5.000% due 2/15/25(f)	30,201
		City of Bayonne NJ, GO:
45,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/31(f)	47,308
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/32(f)	31,539
30,000	AA	Series Prerefunded 7/1/26 @ 100, 5.000% due 7/1/33(f)	31,539
		New Jersey Economic Development Authority, Revenue Bonds:
850,000	A-	5.000% due 11/1/34	915,923
1,000,000	A-	Series EEE, 5.000% due 6/15/30	1,071,356
580,000	A-	Series XX, Prerefunded 6/15/25 @ 100, 5.000% due 6/15/26(f)	598,717
55,000	A3(a)	New Jersey Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 7/1/29	56,526
		New Jersey Health Care Facilities Financing Authority, Revenue Bonds:
2,000,000	BBB-	4.000% due 7/1/48	1,631,348
15,000	AA	Series A, 5.000% due 7/1/28	15,694
45,000	AA	Series A, 5.000% due 7/1/33	46,950
620,000	AA-	Series B2, 5.000% due 7/1/42(b)	634,471
625,000	AA-	Series B3, 5.000% due 7/1/45(b)	645,591
		New Jersey Higher Education Student Assistance Authority, Revenue Bonds:
100,000	AA	Series 1A, 5.000% due 12/1/24(d)	101,285
115,000	Aa1(a)	Series A, 5.000% due 12/1/23	115,406
65,000	Aa1(a)	Series A, 5.000% due 12/1/24	66,064
125,000	Aa1(a)	Series A, 5.000% due 12/1/25	129,018
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New Jersey – (continued)
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
$5,000,000	A+	5.000% due 6/15/24	$5,054,572
435,000	A+	5.000% due 6/15/27	452,531
1,320,000	A-	5.000% due 12/15/28	1,425,252
200,000	A-	5.000% due 12/15/39	209,987
870,000	A-	Series A, zero coupon, due 12/15/27	742,073
195,000	A-	Series A, zero coupon, due 12/15/28	160,288
220,000	A-	Series A, 5.000% due 12/15/33	235,002
2,000,000	A-	Series A, 5.000% due 12/15/34	2,129,693
360,000	A-	Series AA, 5.000% due 6/15/25	363,828
215,000	A-	Series AA, 5.000% due 6/15/26	217,179
1,525,000	AA-	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/46	1,640,795
		Total New Jersey	18,860,394
New Mexico – 0.1%
490,000	AA	New Mexico Hospital Equipment Loan Council, Revenue Bonds, Series B, 5.000% due 8/1/49(b)	501,098
120,000	Aaa(a)	New Mexico Mortgage Finance Authority, Revenue Bonds, Series D, 3.750% due 1/1/50	117,696
		Total New Mexico	618,794
New York – 9.8%
1,430,000	Ba1(a)	Brooklyn Arena Local Development Corp., Revenue Bonds, zero coupon, due 7/15/46	422,030
		City of New York NY, GO:
1,000,000	AA	Series A, 5.000% due 8/1/40	1,088,978
2,035,000	AA	Series B1, 5.000% due 12/1/38	2,098,921
2,500,000	AA	Series B1, 5.000% due 12/1/41	2,570,864
500,000	AA	Series B1, 5.250% due 10/1/41	550,815
5,000,000	AA	Series D1, 5.000% due 12/1/34	5,390,891
1,000,000	AA	Series F1, 5.000% due 4/1/43	1,039,455
		Hudson Yards Infrastructure Corp., Revenue Bonds:
115,000	AA-	Series A, 5.000% due 2/15/32	121,847
215,000	AA-	Series A, 5.000% due 2/15/35	226,667
		Long Island Power Authority, Revenue Bonds:
1,020,000	A	Series B, 1.650% due 9/1/49(b)	996,595
45,000	A	Series B, 5.000% due 9/1/23	45,000
40,000	A	Series B, 5.000% due 9/1/24	40,699
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
		Metropolitan Transportation Authority, Revenue Bonds:
$1,780,000	AA	Series A, 5.250% due 11/15/27	$1,891,851
125,000	BBB+	Series A1, 5.000% due 11/15/35	126,331
145,000	BBB+	Series A1, 5.000% due 11/15/36	146,308
245,000	BBB+	Series A2, 5.000% due 11/15/29	256,506
270,000	BBB+	Series B, 5.000% due 11/15/30	278,427
290,000	BBB+	Series C1, 5.000% due 11/15/27	300,020
685,000	BBB+	Series C1, 5.000% due 11/15/28	701,237
300,000	BBB+	Series C1, 5.000% due 11/15/31	316,819
2,700,000	BBB+	Series C1, 5.250% due 11/15/55	2,774,842
415,000	BBB+	Series D1, 5.000% due 11/15/30	418,779
		MTA Hudson Rail Yards Trust Obligations, Revenue Bonds:
370,000	A3(a)	Series A, 5.000% due 11/15/51	370,605
860,000	A3(a)	Series A, 5.000% due 11/15/56	860,083
250,000	CCC+	Nassau County Tobacco Settlement Corp., Revenue Bonds, Series A3, 5.000% due 6/1/35	229,918
		New York City Municipal Water Finance Authority, Revenue Bonds:
4,285,000	AA+	4.000% due 6/15/50(b)	4,285,000
2,685,000	AA+	5.000% due 6/15/41	2,864,500
2,000,000	AA+	Series AA1, 5.250% due 6/15/52	2,160,241
1,945,000	AA+	Series EE, 5.000% due 6/15/45	2,031,673
		New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
1,100,000	AAA	3.950% due 5/1/34(b)	1,100,000
1,500,000	AAA	Series A1, 4.000% due 11/1/37	1,502,879
3,200,000	AAA	Series A1, 5.000% due 8/1/41	3,455,514
2,185,000	AAA	Series A1, 5.000% due 8/1/43	2,344,665
1,775,000	AAA	Series B1, 5.000% due 11/1/36	1,785,361
275,000	AAA	Series C2, 5.000% due 5/1/32	296,299
1,000,000	AAA	Series E1, 5.000% due 2/1/31	1,020,494
1,700,000	AAA	Series F1, 5.000% due 2/1/41	1,842,060
		New York Liberty Development Corp., Revenue Bonds:
2,000,000	NR	5.000% due 11/15/44(e)	1,906,862
1,750,000	AA-	Series 1WTC, 2.750% due 2/15/44	1,247,034
		New York State Dormitory Authority, Revenue Bonds:
1,000,000	B-	4.000% due 7/1/45	695,949
4,000,000	Aa1(a)	Series A, 5.250% due 3/15/38	4,303,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
New York – (continued)
$225,000	A-	Series B2, 5.000% due 5/1/48(b)	$225,425
250,000	A-	Series B3, 5.000% due 5/1/48(b)	256,168
		New York State Urban Development Corp., Revenue Bonds:
1,250,000	AA+	Series A, 3.000% due 3/15/50	931,008
80,000	AA+	Series A, 5.000% due 3/15/32	84,485
3,500,000	AA+	Series A, 5.000% due 3/15/38	3,628,624
		New York Transportation Development Corp., Revenue Bonds:
2,000,000	Baa3(a)	5.000% due 1/1/30(d)	2,056,526
2,000,000	Baa1(a)	5.000% due 12/1/36(d)	2,100,506
2,500,000	Baa1(a)	5.000% due 12/1/37(d)	2,596,064
1,750,000	Baa3(a)	5.000% due 10/1/40(d)	1,765,714
1,500,000	B	Niagara Area Development Corp., Revenue Bonds, Series A, 4.750% due 11/1/42(d)(e)	1,306,614
175,000	AA-	Onondaga Civic Development Corp., Revenue Bonds, Series A, 5.000% due 12/1/33	196,148
		Port Authority of New York & New Jersey, Revenue Bonds:
1,750,000	AA-	5.000% due 9/15/31(d)	1,833,369
1,160,000	AA-	5.000% due 1/15/39(d)	1,243,227
5,000,000	AA-	Series 207, 5.000% due 9/15/24(d)	5,072,622
2,500,000	AA-	Series 207, 5.000% due 9/15/29(d)	2,620,244
400,000	AA+	Sales Tax Asset Receivable Corp., Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32(f)	403,044
65,000	Aa1(a)	State of New York Mortgage Agency Homeowner Mortgage Revenue, Revenue Bonds, Series 221, 3.500% due 10/1/32(d)	62,961
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
2,000,000	AA-	5.000% due 11/15/25	2,075,242
1,500,000	AA+	5.000% due 5/15/44	1,603,153
85,000	AA-	Series B, 5.000% due 11/15/23	85,265
115,000	AA-	Series B, 5.000% due 11/15/24	115,329
1,500,000	NR	TSASC Inc., Revenue Bonds, 5.000% due 6/1/48	1,376,373
		Total New York	87,745,005
North Carolina – 0.2%
		County of New Hanover NC, Revenue Bonds:
25,000	WR(a)	5.000% due 10/1/27	26,855
205,000	WR(a)	Series Prerefunded 10/1/27 @ 100, 5.000% due 10/1/47(f)	220,213
1,000,000	AAA	County of Wake NC, GO, Series C, 5.000% due 2/1/28	1,086,086
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
North Carolina – (continued)
$105,000	Aa3(a)	Raleigh Durham Airport Authority, Revenue Bonds, Series A, 5.000% due 5/1/29(d)	$111,706
		Total North Carolina	1,444,860
Ohio – 1.8%
3,950,000	NR	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series B2, 5.000% due 6/1/55	3,610,665
		City of Cleveland OH Airport System Revenue, Revenue Bonds, AGM:
30,000	AA	Series A, 5.000% due 1/1/26	30,555
45,000	AA	Series A, 5.000% due 1/1/28	45,951
65,000	AA	Series A, 5.000% due 1/1/29	66,416
60,000	AA	Series A, 5.000% due 1/1/30	61,277
3,000,000	BB+	Cleveland-Cuyahoga County Port Authority, Revenue Bonds, 5.500% due 12/1/43	2,992,461
55,000	AA	Columbus City School District, GO, 5.000% due 12/1/32	57,219
		County of Allen OH Hospital Facilities Revenue, Revenue Bonds:
125,000	A+	5.000% due 12/1/29	136,598
125,000	A+	5.000% due 12/1/30	137,251
500,000	BBB	County of Cuyahoga OH, Revenue Bonds, 5.250% due 2/15/47	493,532
60,000	Aa2(a)	County of Franklin OH, Revenue Bonds, 5.000% due 11/1/26	62,949
140,000	BB+	County of Muskingum OH, Revenue Bonds, 5.000% due 2/15/44	126,641
265,000	A3(a)	County of Scioto OH, Revenue Bonds, 5.000% due 2/15/29	272,944
1,000,000	NR	County of Washington OH, Revenue Bonds, 6.625% due 12/1/42	999,336
2,750,000	Ba1(a)	Jefferson County Port Authority, Revenue Bonds, 3.500% due 12/1/51(d)(e)	1,873,417
285,000	Aa3(a)	Miami University, Revenue Bonds, Series A, 5.000% due 9/1/30	319,210
1,500,000	B-	Ohio Air Quality Development Authority, Revenue Bonds, 5.000% due 7/1/49(d)(e)	1,347,634
40,000	Aaa(a)	Ohio Housing Finance Agency, Revenue Bonds, Series B, 4.500% due 3/1/50	39,955
2,000,000	AAA	Ohio Water Development Authority Water Pollution Control Loan Fund, Revenue Bonds, Series A, 4.000% due 12/1/36(b)	2,000,000
1,000,000	AA+	State of Ohio, GO, Series A, 5.000% due 3/1/28	1,083,956
		State of Ohio, Revenue Bonds:
75,000	AA	5.000% due 1/1/27	79,205
90,000	A	Series A, 4.000% due 1/15/50	79,385
		Total Ohio	15,916,557
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Oklahoma – 1.0%
$560,000	A+	Canadian County Educational Facilities Authority, Revenue Bonds, 5.000% due 9/1/26	$585,545
		Grand River Dam Authority, Revenue Bonds:
35,000	AA-	Series A, 5.000% due 6/1/27	35,348
45,000	AA-	Series A, 5.000% due 6/1/28	45,453
3,300,000	AA-	Oklahoma Capitol Improvement Authority, Revenue Bonds, Series A, 5.000% due 7/1/30	3,337,291
		Oklahoma Development Finance Authority, Revenue Bonds:
2,000,000	BB-	Series B, 5.500% due 8/15/52	1,911,506
1,000,000	BB-	Series C, 5.450% due 8/15/28	868,595
		Oklahoma Municipal Power Authority, Revenue Bonds:
50,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/26(f)	51,124
175,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/27(f)	178,932
60,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/28(f)	61,348
45,000	A	Series A, Prerefunded 1/1/25 @ 100, 5.000% due 1/1/29(f)	46,011
60,000	A	Series B, 5.000% due 1/1/27	60,997
600,000	AAA	Oklahoma Water Resources Board, Revenue Bonds, Series A, 4.000% due 4/1/35	621,240
		Tulsa Airports Improvement Trust, Revenue Bonds:
1,000,000	B+	5.000% due 6/1/35(b)(d)	1,003,887
525,000	NR	Series A, 5.500% due 6/1/35(d)	526,199
		Total Oklahoma	9,333,476
Oregon – 2.0%
85,000	Aa1(a)	Hillsboro School District No 1J, GO, 5.000% due 6/15/30	90,524
1,590,000	A	Oregon State Facilities Authority, Revenue Bonds, 5.000% due 10/1/45	1,588,267
		Oregon State Lottery, Revenue Bonds:
4,000,000	AAA	Series A, 5.000% due 4/1/42	4,355,281
4,850,000	AAA	Series A, 5.000% due 4/1/43	5,254,349
3,000,000	AAA	Series D, 5.000% due 4/1/29	3,076,292
		Port of Portland OR Airport Revenue, Revenue Bonds:
300,000	AA-	5.000% due 7/1/28(d)	317,564
165,000	AA-	5.000% due 7/1/29	178,099
205,000	AA-	Series 24B, 5.000% due 7/1/32(d)	212,479
2,675,000	AA+	Salem-Keizer School District No 24J, GO, 5.000% due 6/15/32	2,888,393
		Total Oregon	17,961,248
Pennsylvania – 2.8%
1,000,000	BB	Bucks County Industrial Development Authority, Revenue Bonds, 4.000% due 7/1/51	714,578
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		City of Philadelphia PA, GO:
$1,000,000	A	Series B, 5.000% due 2/1/24	$1,005,679
85,000	A	Series B, 5.000% due 8/1/27	87,470
300,000	A	Series B, 5.000% due 8/1/29	307,823
320,000	A	Series B, 5.000% due 8/1/30	328,106
335,000	A	Series B, 5.000% due 8/1/31	343,114
		City of Philadelphia PA Airport Revenue, Revenue Bonds:
50,000	A+	Series B, 5.000% due 7/1/30(d)	52,076
70,000	A+	Series B, 5.000% due 7/1/31(d)	72,946
		Commonwealth Financing Authority, Revenue Bonds:
1,010,000	A	Series A, 5.000% due 6/1/28	1,084,736
500,000	A	Series B, 5.000% due 6/1/25	514,250
		Commonwealth of Pennsylvania, GO:
3,000,000	A+	4.000% due 3/15/34	3,019,514
5,000,000	A+	4.000% due 9/15/34	5,054,015
290,000	A+	5.000% due 10/15/27	290,546
810,000	A+	5.000% due 9/15/29	855,344
		General Authority of Southcentral Pennsylvania, Revenue Bonds:
190,000	Aa3(a)	5.000% due 6/1/38	198,006
310,000	Aa3(a)	5.000% due 6/1/39	321,968
		Lancaster County Hospital Authority, Revenue Bonds:
800,000	A	5.000% due 11/1/38	835,487
1,000,000	A	5.000% due 11/1/39	1,040,207
325,000	A	Montgomery County Higher Education & Health Authority, Revenue Bonds, 5.000% due 9/1/33	345,197
		Pennsylvania Economic Development Financing Authority, Revenue Bonds:
1,000,000	Baa2(a)	5.500% due 6/30/37(d)	1,092,342
1,500,000	Baa2(a)	5.500% due 6/30/39(d)	1,619,824
1,000,000	AA	5.500% due 6/30/42(d)	1,094,026
1,000,000	Baa2(a)	6.000% due 6/30/61(d)	1,083,785
		Pennsylvania Higher Educational Facilities Authority, Revenue Bonds:
775,000	AA	4.000% due 8/15/38	761,165
35,000	AA	Series A, 5.000% due 8/15/27	37,212
35,000	AA	Series A, 5.000% due 8/15/28	37,232
60,000	AA	Series A, 5.000% due 8/15/30	63,885
1,000,000	AA	Series C, 4.000% due 8/15/41	951,153
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Pennsylvania – (continued)
		Pennsylvania Turnpike Commission, Revenue Bonds:
$15,000	Aa3(a)	Series A1, 5.000% due 12/1/23	$15,053
45,000	Aa3(a)	Series A1, 5.000% due 12/1/29	48,468
30,000	Aa3(a)	Series A1, 5.000% due 12/1/34	31,877
35,000	A+	Series A2, 5.000% due 12/1/28	36,965
35,000	A+	Series A2, 5.000% due 12/1/33	37,756
1,300,000	Aa3(a)	Series C, 5.000% due 12/1/46	1,367,866
20,000	A	Philadelphia Gas Works Co., Revenue Bonds, 5.000% due 8/1/24	20,262
40,000	A1(a)	State Public School Building Authority, Revenue Bonds, 5.000% due 6/1/26	40,817
		Total Pennsylvania	24,810,750
Puerto Rico – 1.1%
		Commonwealth of Puerto Rico, GO:
2,000,000	NR	Series A1, 4.000% due 7/1/41	1,723,214
1,000,000	NR	Series A1, 4.000% due 7/1/46	828,992
2,000,000	NR	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series B, 4.000% due 7/1/42(e)	1,709,660
1,000,000	NR	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Series A, 5.000% due 7/1/62	983,750
5,000,000	NR	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/58	4,839,528
		Total Puerto Rico	10,085,144
Rhode Island – 0.2%
240,000	AA	Rhode Island Health & Educational Building Corp., Revenue Bonds, 5.000% due 5/15/25	245,860
95,000	AA+	Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds, Series 70, 4.000% due 10/1/49	93,926
		Rhode Island Student Loan Authority, Revenue Bonds:
55,000	AA	Series A, 3.500% due 12/1/34(d)	53,143
1,125,000	AA	Series A, 5.000% due 12/1/26(d)	1,162,066
		Tobacco Settlement Financing Corp., Revenue Bonds:
55,000	BBB	Series A, 5.000% due 6/1/27	55,910
70,000	BBB	Series A, 5.000% due 6/1/28	71,177
		Total Rhode Island	1,682,082
South Carolina – 1.3%
		Beaufort-Jasper Water & Sewer Authority, Revenue Bonds:
30,000	AA+	Series B, 5.000% due 3/1/24	30,249
30,000	AA+	Series B, 5.000% due 3/1/25	30,750
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
South Carolina – (continued)
$8,000,000	Aa1(a)	Patriots Energy Group Financing Agency, Revenue Bonds, Series A, 4.000% due 10/1/48(b)	$7,981,299
		Scago Educational Facilities Corp. for Colleton School District, Revenue Bonds:
115,000	A-	5.000% due 12/1/27	117,556
95,000	A-	5.000% due 12/1/29	96,912
		South Carolina Jobs-Economic Development Authority, Revenue Bonds:
30,000	A+	5.000% due 2/1/24	30,146
50,000	A+	5.000% due 2/1/25	50,832
50,000	A+	5.000% due 2/1/26	51,460
1,000,000	NR	7.500% due 11/15/53	991,568
1,000,000	NR	7.750% due 11/15/58	991,473
		South Carolina Ports Authority, Revenue Bonds:
65,000	A+	5.000% due 7/1/28(d)	68,512
140,000	A+	5.000% due 7/1/30(d)	147,455
		South Carolina Public Service Authority, Revenue Bonds:
185,000	A-	Series B, 5.000% due 12/1/35	189,361
275,000	A-	Series B, 5.000% due 12/1/36	280,301
115,000	A-	Series C, 5.000% due 12/1/25	116,659
115,000	A-	Series C, 5.000% due 12/1/26	116,404
90,000	A-	Series C, 5.000% due 12/1/27	90,935
		South Carolina State Housing Finance & Development Authority, Revenue Bonds:
120,000	Aaa(a)	Series A, 4.000% due 1/1/50	118,383
125,000	Aaa(a)	Series A, 4.000% due 7/1/50	123,331
		Total South Carolina	11,623,586
South Dakota – 0.0%
		South Dakota Health & Educational Facilities Authority, Revenue Bonds:
15,000	AA-	5.000% due 7/1/24	15,171
40,000	AA-	5.000% due 7/1/35	41,863
35,000	A+	Series B, 5.000% due 11/1/24	35,493
35,000	A+	Series B, 5.000% due 11/1/25	35,405
5,000	A+	Series B, 5.000% due 11/1/26	5,060
		Total South Dakota	132,992
Tennessee – 1.5%
		Greeneville Health & Educational Facilities Board, Revenue Bonds:
30,000	A-	Series A, 5.000% due 7/1/29	31,574
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Tennessee – (continued)
$35,000	A-	Series A, 5.000% due 7/1/30	$36,777
		Knox County Health Educational & Housing Facility Board, Revenue Bonds:
30,000	BBB	5.000% due 4/1/24	30,184
30,000	BBB	5.000% due 9/1/24	30,233
40,000	BBB	5.000% due 4/1/25	40,469
1,000,000	AA	Metropolitan Government Nashville & Davidson County Sports Authority, Revenue Bonds, Series B, AGM-Insured, 5.250% due 7/1/48	1,073,297
1,125,000	A1(a)	Metropolitan Nashville Airport Authority, Revenue Bonds, Series B, 5.250% due 7/1/33(d)	1,245,573
		Tennergy Corp., Revenue Bonds:
3,250,000	A1(a)	Series A, 4.000% due 12/1/51(b)	3,182,989
6,240,000	Aa1(a)	Series A, 5.000% due 2/1/50(b)	6,284,989
1,225,000	AA+	Tennessee Housing Development Agency, Revenue Bonds, Series 2B, 3.950% due 1/1/38	1,219,016
		Total Tennessee	13,175,101
Texas – 12.1%
1,765,000	AAA	Academy Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/43	1,894,606
1,895,000	AAA	Alamo Community College District, GO, 5.000% due 8/15/34	2,018,882
1,500,000	Aaa(a)	Brazosport Independent School District, GO, PSF-GTD-Insured, 4.000% due 2/15/33	1,523,716
		Central Texas Regional Mobility Authority, Revenue Bonds:
35,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/31(f)	35,941
30,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/32(f)	30,807
60,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/34(f)	61,614
160,000	A	Series A, Prerefunded 7/1/25 @ 100, 5.000% due 1/1/40(f)	164,304
600,000	A	Series B, 4.000% due 1/1/41	564,265
375,000	A	Series B, 5.000% due 1/1/29	401,355
1,800,000	A	Series E, 5.000% due 1/1/38	1,887,782
1,770,000	AAA	City of Austin TX, GO, 5.000% due 5/1/27	1,884,055
		City of Austin TX Airport System Revenue, Revenue Bonds:
165,000	A+	5.000% due 11/15/26(d)	166,302
80,000	A+	5.000% due 11/15/29(d)	80,742
45,000	AA-	City of Austin TX Electric Utility Revenue, Revenue Bonds, Series A, 5.000% due 11/15/23	45,051
170,000	AA-	City of Dallas TX, GO, 5.000% due 2/15/24	171,250
3,835,000	AAA	City of Dallas TX Waterworks & Sewer System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/32	3,945,793
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$995,000	AA+	City of El Paso TX Water & Sewer Revenue, Revenue Bonds, 5.000% due 3/1/41	$1,051,708
		City of Houston TX, GO:
290,000	Aa3(a)	Series A, 5.000% due 3/1/24	292,198
120,000	Aa3(a)	Series A, 5.000% due 3/1/25	122,879
		City of Houston TX Airport System Revenue, Revenue Bonds:
50,000	A1(a)	Series A, 5.000% due 7/1/26(d)	51,445
60,000	A1(a)	Series A, 5.000% due 7/1/27(d)	62,510
30,000	A1(a)	Series A, 5.000% due 7/1/28(d)	31,634
90,000	A1(a)	Series B, 5.000% due 7/1/28	97,503
360,000	A1(a)	Series B, 5.000% due 7/1/29	388,319
1,500,000	A1(a)	Series D, 5.000% due 7/1/25	1,539,547
2,005,000	A1(a)	Series D, 5.000% due 7/1/26	2,099,533
		City of Houston TX Combined Utility System Revenue, Revenue Bonds:
3,000,000	Aa2(a)	Series B, 4.000% due 11/15/31	3,036,429
70,000	Aa2(a)	Series B, 5.000% due 11/15/33	73,555
75,000	AA	Series C, 5.000% due 5/15/28	75,849
		City of San Antonio TX Airport System, Revenue Bonds:
500,000	A	Series A, 5.000% due 7/1/27(d)	520,558
480,000	A+	Series A, 5.000% due 7/1/28(d)	506,148
		City of San Antonio TX Electric & Gas Systems Revenue, Revenue Bonds:
1,000,000	A+	1.750% due 2/1/49(b)	936,509
500,000	A+	4.000% due 2/1/43	469,530
45,000	AA-	5.000% due 2/1/29	48,172
30,000	AA-	5.000% due 2/1/30	32,013
45,000	AA-	5.000% due 2/1/31	48,012
35,000	AA-	5.000% due 2/1/33	37,225
2,500,000	A+	5.000% due 2/1/34	2,510,869
750,000	A+	5.000% due 2/1/42	798,429
90,000	AA-	5.250% due 2/1/25	92,263
3,000,000	Baa3(a)	Clifton Higher Education Finance Corp., Revenue Bonds, Series D, 6.125% due 8/15/48	2,994,226
3,000,000	Aaa(a)	Comal Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/27	3,174,121
2,345,000	AAA	Community Independent School District/TX, GO, PSF-GTD-Insured, 5.000% due 2/15/41	2,545,516
2,790,000	AAA	County of Harris TX, GO, Series A, 5.000% due 10/1/28	2,865,541
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		County of Travis TX, GO:
$85,000	AAA	Series A, 5.000% due 3/1/24	$85,677
1,490,000	AAA	Series A, 5.000% due 3/1/38	1,584,579
2,215,000	AAA	County of Williamson TX, GO, 5.000% due 2/15/30	2,342,423
		Cypress-Fairbanks Independent School District, GO:
1,975,000	AAA	4.000% due 2/15/32	1,995,180
725,000	AAA	5.000% due 2/15/24	730,331
620,000	AAA	5.000% due 2/15/25	634,405
105,000	AAA	5.000% due 2/15/27	109,182
1,000,000	AAA	Series A, 3.400% due 2/15/31	961,503
		Dallas Area Rapid Transit, Revenue Bonds:
210,000	AA+	5.250% due 12/1/29	235,179
2,500,000	AA+	Series B, 5.000% due 12/1/47	2,632,674
185,000	A2(a)	Dallas County Utility & Reclamation District, GO, 5.000% due 2/15/24	186,115
1,500,000	A1(a)	Dallas Fort Worth International Airport, Revenue Bonds, Series B, 5.000% due 11/1/40(c)	1,608,708
		Eagle Mountain & Saginaw Independent School District, GO:
1,270,000	Aaa(a)	5.000% due 8/15/29	1,405,619
1,000,000	Aaa(a)	5.000% due 8/15/30	1,116,642
105,000	AAA	Fort Worth Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/26	109,229
		Georgetown Independent School District, GO:
1,000,000	AAA	3.750% due 8/15/41	917,963
1,000,000	AAA	3.875% due 8/15/44	899,472
1,495,000	AAA	4.125% due 8/15/47	1,463,489
		Grand Parkway Transportation Corp., Revenue Bonds:
150,000	AA+	Series A, 5.000% due 10/1/31	162,026
125,000	AA+	Series A, 5.000% due 10/1/32	134,695
190,000	AA+	Series A, 5.000% due 10/1/33	204,316
145,000	AA+	Series A, 5.000% due 10/1/34	155,403
70,000	BBB+	Series A, 5.125% due 10/1/43	70,075
		Harris County Cultural Education Facilities Finance Corp., Revenue Bonds:
1,025,000	A+	5.000% due 6/1/24	1,035,624
1,500,000	A+	5.000% due 7/1/39	1,525,568
315,000	A+	5.000% due 7/1/49(b)	319,352
		Irving Hospital Authority, Revenue Bonds:
15,000	A+	Series A, 5.000% due 10/15/24	15,213
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
$20,000	A+	Series A, 5.000% due 10/15/26	$20,563
15,000	A+	Series A, 5.000% due 10/15/27	15,456
20,000	A+	Series A, 5.000% due 10/15/29	20,610
30,000	A+	Series A, 5.000% due 10/15/31	30,768
40,000	A+	Series A, 5.000% due 10/15/35	40,768
30,000	A+	Series A, 5.000% due 10/15/36	30,440
35,000	A+	Series A, 5.000% due 10/15/39	35,184
45,000	A+	Series A, 5.000% due 10/15/44	44,209
		Lamar Consolidated Independent School District, GO:
7,280,000	AAA	5.000% due 2/15/31	7,691,666
7,050,000	AAA	5.000% due 2/15/34	7,404,408
2,000,000	AAA	Leander Independent School District, GO, PSF-GTD-Insured, 5.000% due 8/15/27	2,061,506
1,225,000	AA+	Lewisville Independent School District, GO, Series B, 5.000% due 8/15/28	1,262,469
		Love Field Airport Modernization Corp., Revenue Bonds:
40,000	A	5.000% due 11/1/30(d)	40,589
90,000	A	5.000% due 11/1/31(d)	91,157
		Lower Colorado River Authority, Revenue Bonds:
200,000	A	5.000% due 5/15/26	207,926
135,000	A	5.000% due 5/15/32	144,672
70,000	A	5.000% due 5/15/34	74,689
70,000	A	5.000% due 5/15/36	73,921
195,000	A	Series B, 5.000% due 5/15/25	200,377
85,000	A	Series B, 5.000% due 5/15/27	86,875
85,000	A	Series B, 5.000% due 5/15/28	86,945
245,000	A	Series B, 5.000% due 5/15/29	250,606
35,000	A	Series D, 5.000% due 5/15/24	35,387
40,000	A	Series D, 5.000% due 5/15/26	40,829
1,000,000	Aaa(a)	Malakoff Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/30	1,117,871
2,500,000	BB-	Mission Economic Development Corp., Revenue Bonds, 4.625% due 10/1/31(d)(e)	2,438,266
		New Hope Cultural Education Facilities Finance Corp., Revenue Bonds:
60,000	Aa3(a)	Series A, 5.000% due 8/15/24	60,799
45,000	Aa3(a)	Series A, 5.000% due 8/15/26	47,002
45,000	Aa3(a)	Series A, 5.000% due 8/15/27	47,741
70,000	Aa3(a)	Series A, 5.000% due 8/15/30	74,426
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Newark Higher Education Finance Corp., Revenue Bonds:
$65,000	A3(a)	5.000% due 4/1/27	$67,049
40,000	A3(a)	5.000% due 4/1/28	41,338
1,000,000	Aaa(a)	North East Independent School District, GO, Series A PSF-GTD-Insured, 4.000% due 8/1/41	983,213
		North Harris County Regional Water Authority, Revenue Bonds:
30,000	AA-	4.000% due 12/15/23	30,009
55,000	AA-	4.000% due 12/15/24	55,018
2,000,000	NR	North Parkway Municipal Management District No 1, Special Assessment, 5.000% due 9/15/51(e)	1,793,526
		North Texas Tollway Authority, Revenue Bonds:
145,000	NR	5.000% due 1/1/24	145,723
35,000	AA-	Series A, 5.000% due 1/1/30	36,335
40,000	AA-	Series A, 5.000% due 1/1/33	42,043
200,000	AA-	Series A, 5.000% due 1/1/39	203,907
185,000	A+	Series B, 5.000% due 1/1/25	188,699
160,000	AA-	Series B, 5.000% due 1/1/30	162,775
20,000	A+	Series B, 5.000% due 1/1/31	20,703
85,000	A+	Series B, 5.000% due 1/1/32	89,374
1,000,000	AAA	Pecos Barstow Toyah Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/38	1,026,563
50,000	Aaa(a)	Permanent University Fund – University of Texas System, Revenue Bonds, Series B, 5.000% due 7/1/29	52,188
1,500,000	NR	Port Beaumont Navigation District, Revenue Bonds, 4.000% due 1/1/50(d)(e)	1,047,459
50,000	AAA	Rockwall Independent School District, GO, PSF-GTD-Insured, zero coupon, due 2/15/25	47,470
1,195,000	Aaa(a)	San Antonio Independent School District, GO, Series A PSF-GTD-Insured, 5.000% due 8/1/28	1,256,526
2,000,000	AA+	San Antonio Water System, Revenue Bonds, Series A, 5.000% due 5/15/36	2,131,054
		San Jacinto Community College District, GO:
450,000	AA	5.000% due 2/15/29	487,887
435,000	AA	5.000% due 2/15/30	476,652
		State of Texas, GO:
2,500,000	AAA	5.000% due 10/1/24	2,522,495
150,000	AAA	5.000% due 8/1/26(d)	151,555
200,000	AAA	5.500% due 8/1/26(d)	210,701
350,000	AAA	Series B, 5.000% due 8/1/25(d)	350,330
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Texas – (continued)
		Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds:
$165,000	AA	5.000% due 2/15/25	$168,412
60,000	AA	5.000% due 2/15/34	62,387
155,000	A3(a)	Series Prerefunded 9/1/23 @ 100, 5.500% due 9/1/43(f)	155,000
		Texas Department of Housing & Community Affairs, Revenue Bonds:
395,702	Aaa(a)	2.950% due 7/1/36	346,630
300,000	AA+	Series A, 4.000% due 3/1/50	295,893
600,000	AA+	Texas Public Finance Authority, Revenue Bonds, 5.000% due 2/1/28	643,688
135,000	Aa2(a)	Texas State University System, Revenue Bonds, Series A, 5.000% due 3/15/29	142,983
		Texas Water Development Board, Revenue Bonds:
2,000,000	AAA	4.650% due 10/15/40	2,117,913
1,000,000	AAA	5.000% due 10/15/25	1,035,993
180,000	AAA	Series A, 5.000% due 4/15/25	184,740
75,000	AAA	Series A, 5.000% due 10/15/25	77,699
125,000	AAA	Series A, 5.000% due 4/15/26	130,757
190,000	AAA	Series A, 5.000% due 4/15/29	203,052
505,000	AAA	Series A, 5.000% due 4/15/30	539,793
190,000	AA	University of Houston, Revenue Bonds, Series A, 5.000% due 2/15/30	196,864
1,095,000	Aaa(a)	Wink-Loving Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/15/27	1,102,131
		Total Texas	108,822,000
Utah – 0.5%
		City of Salt Lake City UT Airport Revenue, Revenue Bonds:
35,000	A+	Series A, 5.000% due 7/1/26(d)	36,011
115,000	A+	Series A, 5.000% due 7/1/28(d)	119,639
155,000	A+	Series A, 5.000% due 7/1/30(d)	163,254
1,250,000	AA	City of Vineyard UT Water & Sewer Revenue, Revenue Bonds, 5.000% due 5/1/43	1,336,507
1,400,000	A2(a)	Duchesne County School District, Revenue Bonds, 5.000% due 6/1/37	1,469,791
1,270,000	NR	Mida Mountain Village Public Infrastructure District, Special Assessment, 4.000% due 8/1/50(e)	937,499
		Total Utah	4,062,701
Vermont – 0.2%
		Vermont Student Assistance Corp., Revenue Bonds:
750,000	A	Series A, 5.000% due 6/15/29(d)	773,274
675,000	A	Series A, 5.000% due 6/15/30(d)	698,025
		Total Vermont	1,471,299
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Virgin Islands – 0.2%
$1,500,000	NR	Matching Fund Special Purpose Securitization Corp., Revenue Bonds, Series A, 5.000% due 10/1/39	$1,486,867
Virginia – 2.5%
195,000	A+	Arlington County Industrial Development Authority, Revenue Bonds, 5.000% due 7/1/32	213,056
2,635,000	AAA	City of Suffolk VA, GO, Series A, 5.000% due 2/1/27	2,802,829
5,000,000	AAA	Commonwealth of Virginia, GO, Series B, 4.000% due 6/1/24	5,002,470
2,000,000	AAA	County of Fairfax VA Sewer Revenue, Revenue Bonds, Series A, 5.000% due 7/15/46	2,160,333
		Fredericksburg Economic Development Authority, Revenue Bonds:
40,000	A3(a)	5.000% due 6/15/27	40,265
40,000	A3(a)	5.000% due 6/15/29	40,296
45,000	A3(a)	5.000% due 6/15/33	45,302
3,180,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, Prerefunded 1/1/28 @ 100, 5.000% due 7/1/35(f)	3,445,341
320,000	AA	Norfolk Economic Development Authority, Revenue Bonds, Series B, 5.000% due 11/1/48(b)	344,483
2,000,000	NR	Peninsula Town Center Community Development Authority, Special Assessment, 4.500% due 9/1/45(e)	1,732,860
		Stafford County Economic Development Authority, Revenue Bonds:
20,000	A3(a)	4.000% due 6/15/37	18,655
50,000	A3(a)	5.000% due 6/15/32	51,496
65,000	A3(a)	5.000% due 6/15/34	66,848
3,000,000	B-	Tobacco Settlement Financing Corp., Revenue Bonds, Series B1, 5.000% due 6/1/47	2,753,893
		Virginia College Building Authority, Revenue Bonds:
1,670,000	AA+	5.000% due 2/1/25	1,710,464
165,000	AA+	Series D, 5.000% due 2/1/26	172,061
265,000	AA+	Series E, 5.000% due 2/1/30	286,606
305,000	AA+	Series E, 5.000% due 2/1/31	329,414
360,000	AA+	Virginia Commonwealth Transportation Board, Revenue Bonds, Series A, 5.000% due 5/15/30	386,346
500,000	AAA	Virginia Resources Authority, Revenue Bonds, Series C, 5.000% due 11/1/29	559,665
		Winchester Economic Development Authority, Revenue Bonds:
60,000	A+	5.000% due 1/1/32	61,611
75,000	A+	5.000% due 1/1/33	76,938
		Total Virginia	22,301,232
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – 4.0%
$60,000	AA	Chelan County Public Utility District No 1, Revenue Bonds, Series A, NPFG, zero coupon, due 6/1/24	$58,461
		City of Tacoma WA Electric System Revenue, Revenue Bonds:
30,000	AA	5.000% due 1/1/29	31,643
35,000	AA	5.000% due 1/1/36	36,413
1,000,000	Aaa(a)	Franklin County School District No 1 Pasco, GO, 4.250% due 12/1/42	997,484
		Port of Seattle WA, Revenue Bonds:
35,000	AA-	5.000% due 2/1/27	36,314
70,000	AA-	5.000% due 2/1/29	72,612
85,000	AA-	Series A, 5.000% due 5/1/29(d)	88,447
1,000,000	AA	Series B, 5.000% due 10/1/26(d)	1,026,372
980,000	AA	Series B, 5.000% due 10/1/27(d)	1,005,121
135,000	AA	Series B, 5.000% due 10/1/29(d)	138,461
		State of Washington, GO:
50,000	AA+	Series 2017A, 5.000% due 8/1/27	52,432
3,430,000	AA+	Series A, 5.000% due 8/1/32	3,722,933
7,500,000	AA+	Series A3, 5.000% due 8/1/45	8,078,594
2,500,000	AA+	Series B, 5.000% due 6/1/44	2,713,987
5,000,000	AA+	Series C, 5.000% due 2/1/33	5,487,479
2,500,000	AA+	Series E, 5.000% due 6/1/43	2,682,194
50,000	AA+	Series R2017A, 5.000% due 8/1/28	52,475
50,000	AA+	Series R2017A, 5.000% due 8/1/30	52,305
355,000	AA+	Series R2018C, 5.000% due 8/1/30	379,865
640,000	AA+	Series R2018D, 5.000% due 8/1/33	678,773
5,000,000	AA+	Series R2018D, 5.000% due 8/1/35	5,280,389
100,000	A	Tobacco Settlement Authority, Revenue Bonds, 5.000% due 6/1/24	100,051
		Washington Health Care Facilities Authority, Revenue Bonds:
60,000	BBB+	5.000% due 7/1/26	60,566
70,000	A	5.000% due 10/1/27	73,253
60,000	A	5.000% due 10/1/28	63,602
90,000	BBB+	5.000% due 7/1/29	89,749
20,000	BBB+	5.000% due 7/1/34	19,857
780,000	BBB+	5.000% due 7/1/42	735,082
115,000	A	Series A, 5.000% due 10/1/24	115,050
440,000	A-	Series A, 5.000% due 8/1/39	452,301
40,000	A2(a)	Series Prerefunded 7/1/25 @ 100, 5.000% due 1/1/29(f)	41,219
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Face Amount/Units	Rating††	Security	Value
MUNICIPAL BONDS – (continued)
Washington – (continued)
		Washington Higher Education Facilities Authority, Revenue Bonds:
$15,000	Baa1(a)	Series A, 5.000% due 10/1/29	$15,402
35,000	Baa1(a)	Series A, 5.000% due 10/1/30	35,903
40,000	Baa1(a)	Series A, 5.000% due 10/1/31	41,000
210,000	Baa1(a)	Series A, 5.000% due 10/1/33	214,652
2,000,000	BB+	Washington State Convention Center Public Facilities District, Revenue Bonds, 3.000% due 7/1/48	1,383,921
		Total Washington	36,114,362
West Virginia – 1.5%
		State of West Virginia, GO:
10,000,000	AA-	Series B, 5.000% due 12/1/34	10,793,594
2,000,000	AA-	Series B, 5.000% due 6/1/35	2,150,846
190,000	BBB+	West Virginia Hospital Finance Authority, Revenue Bonds, 5.000% due 1/1/33	193,503
		Total West Virginia	13,137,943
Wisconsin – 1.1%
3,385,000	AAA	County of Dane WI, GO, Series A, 3.000% due 6/1/25	3,345,663
		Public Finance Authority, Revenue Bonds:
2,000,000	NR	4.250% due 7/1/54(d)	1,376,019
160,000	A	5.000% due 1/1/31	169,651
500,000	BB	Series A, 5.000% due 10/1/39(e)	473,019
1,500,000	AA	Racine Unified School District, GO, AGM-Insured, 5.000% due 4/1/38	1,616,152
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
400,000	A2(a)	5.000% due 10/1/23	400,388
255,000	A+	5.000% due 11/15/24	259,018
25,000	A-	5.000% due 5/1/26	25,126
50,000	A3(a)	5.000% due 6/1/27	50,025
195,000	A+	5.000% due 11/15/27	197,657
50,000	A-	5.000% due 5/1/28	50,326
25,000	A-	5.000% due 5/1/29	25,168
30,000	A3(a)	5.000% due 6/1/32	30,005
70,000	A3(a)	5.000% due 6/1/39	66,704
1,190,000	AA	Series B3, 5.000% due 8/15/54(b)	1,196,614
380,000	AA+	Wisconsin Housing & Economic Development Authority Home Ownership Revenue, Revenue Bonds, Series A, 3.500% due 9/1/50	369,645
		Total Wisconsin	9,651,180
		TOTAL MUNICIPAL BONDS (Cost – $837,384,870)	817,915,274
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (continued)

Shares/Units	Security	Value
EXCHANGE TRADED FUND (ETF) – 3.4%
618,324	Vanguard Tax-Exempt Bond Index (Cost – $31,027,597)	$30,594,672
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $868,412,467)	848,509,946
Face Amount
SHORT-TERM INVESTMENTS – 4.7%
MUNICIPAL BOND – 0.2%
$1,750,000	Crowley Independent School District, GO, PSF-GTD-Insured, 5.000% due 2/1/24 (Cost – $1,760,495)	1,760,928
TIME DEPOSITS – 4.5%
1,076,619	ANZ National Bank – London, 4.680% due 9/1/23	1,076,619
22,775,972	Citibank – New York, 4.680% due 9/1/23	22,775,972
1,425,736	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	1,425,736
15,042,355	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	15,042,355
	TOTAL TIME DEPOSITS (Cost – $40,320,682)	40,320,682
	TOTAL SHORT-TERM INVESTMENTS (Cost – $42,081,177)	42,081,610
	TOTAL INVESTMENTS – 99.4% (Cost – $910,493,644)	890,591,556
	Other Assets in Excess of Liabilities – 0.6%	5,613,823
	TOTAL NET ASSETS – 100.0%	$896,205,379

††
All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

(a)
Rating by Moody’s Investors Service. All ratings are unaudited.

(b)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2023.

(c)
When-Issued or delayed delivery security.

(d)
Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(e)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $43,233,907 and represents 4.82% of net assets.

(f)
Pre-refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if the issuer has not applied for new ratings.

(g)
Rating by Fitch Ratings Service. All ratings are unaudited.

Abbreviations used in this schedule:
AGM
    —    Assured Guaranty Municipal Corporation

COP
    —    Certificate of Participation

ETF
    —    Exchange Traded Fund

GO
    —    General Obligation

MTA
    —    Metropolitan Transportation Authority

NPFG
    —    National Public Finance Guarantee Corporation

PSF-GTD
    —    Permanent School Fund Guaranteed

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Municipal Fixed Income Fund (concluded)

Summary of Investments by Security Industry^
General Obligation	38.7%
Education	13.0
Water and Sewer	9.6
Health Care Providers & Services	7.9
Airport	5.9
Development	5.8
Transportation	4.8
Power	1.6
Tobacco Settlement	1.0
Utilities	0.9
Single Family Housing	0.8
Multifamily Housing	0.7
Bond Bank	0.4
Student Loan	0.3
Pollution	0.3
Nursing Homes	0.2
Exchange Traded Funds (ETFs)	3.4
Short-Term Investments	4.7
100.0%

^
As a percentage of total investments.

At August 31, 2023, Destinations Municipal Fixed Income Fund had open exchange traded futures contracts as described below.
The unrealized (depreciation) on the open contracts reflected in the accompanying financial statements were as follows:
Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amounts	Market Value	Unrealized (Depreciation)
Contracts to Sell:
U.S. Long Bond (CBT)	6	12/23	$(711,047)	$730,125	$(19,078)
At August 31, 2023, Destinations Municipal Fixed Income Fund had deposited cash of  $39,853 with a broker or brokers as margin collateral on open exchange traded futures contracts.
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – 21.1%
$1,954,088	Adjustable Rate Mortgage Trust, Series 2005-2, Class 6M2, 6.409% (1-Month TSFR + 1.094%) due 6/25/35(a)	$1,935,821
1,912,557	Alternative Loan Trust, Series 2005-61, Class 2A2, 6.189% (1-Month TSFR + 0.874%) due 12/25/35(a)	1,691,943
635,672	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 5.749% (1-Month TSFR + 0.434%) due 2/25/34(a)	569,319
	Connecticut Avenue Securities Trust:
8,200,000	Series 2019-HRP1, Class B1, 14.652% (SOFR30A + 9.364%) due 11/25/39(a)(b)	8,853,815
6,734,000	Series 2019-R01, Class 2B1, 9.752% (SOFR30A + 4.464%) due 7/25/31(a)(b)	7,127,846
3,185,510	Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-OA5, Class A1A, 5.629% (1-Month TSFR + 0.314%) due 8/25/47(a)	2,846,235
	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
531,345	Series 2016-C01, Class 1B, 17.152% (SOFR30A + 11.864%) due 8/25/28(a)@	599,530
3,393,859	Series 2016-C02, Class 1B, 17.652% (SOFR30A + 12.364%) due 9/25/28(a)@	3,931,388
486,117	Series 2016-C03, Class 1B, 17.152% (SOFR30A + 11.864%) due 10/25/28(a)@	555,068
2,773,104	Series 2016-C03, Class 2M2, 11.302% (SOFR30A + 6.014%) due 10/25/28(a)@	2,953,356
1,261,418	Series 2016-C04, Class 1B, 15.652% (SOFR30A + 10.364%) due 1/25/29(a)@	1,387,062
4,648,823	Series 2016-C06, Class 1B, 14.652% (SOFR30A + 9.364%) due 4/25/29(a)@	4,993,963
5,234,000	Series 2017-C02, Class 2B1, 10.902% (SOFR30A + 5.614%) due 9/25/29(a)@	5,778,825
2,556,684	FNBA Mortgage Loan Trust, Series 2004-AR1, Class M2, 7.078% (1-Month TSFR + 1.764%) due 8/19/34(a)	2,556,514
	Freddie Mac STACR REMIC Trust:
5,438,000	Series 2020-DNA1, Class B2, 10.652% (SOFR30A + 5.364%) due 1/25/50(a)(b)	5,439,695
3,780,000	Series 2020-DNA5, Class B2, 16.788% (SOFR30A + 11.500%) due 10/25/50(a)(b)	4,857,431
5,600,000	Series 2020-DNA6, Class B2, 10.938% (SOFR30A + 5.650%) due 12/25/50(a)(b)	5,708,453
3,160,898	Series 2020-HQA3, Class B1, 11.152% (SOFR30A + 5.864%) due 7/25/50(a)(b)	3,429,306
1,280,000	Series 2020-HQA3, Class B2, 15.402% (SOFR30A + 10.114%) due 7/25/50(a)(b)	1,631,651
1,260,000	Series 2020-HQA4, Class B2, 14.802% (SOFR30A + 9.514%) due 9/25/50(a)(b)	1,548,689
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$3,060,000	Series 2021-DNA5, Class B2, 10.788% (SOFR30A + 5.500%) due 1/25/34(a)(b)	$2,861,515
2,601,000	Series 2021-HQA1, Class B2, 10.288% (SOFR30A + 5.000%) due 8/25/33(a)(b)	2,491,507
2,990,000	Series 2021-HQA2, Class B2, 10.738% (SOFR30A + 5.450%) due 12/25/33(a)(b)	2,882,613
	Freddie Mac STACR Trust:
5,000,000	Series 2019-DNA1, Class B1, 10.052% (SOFR30A + 4.764%) due 1/25/49(a)(b)	5,494,640
5,000,000	Series 2019-DNA2, Class B1, 9.752% (SOFR30A + 4.464%) due 3/25/49(a)(b)	5,359,400
5,000,000	Series 2019-DNA2, Class B2, 15.902% (SOFR30A + 10.614%) due 3/25/49(a)(b)	5,873,833
4,870,000	Series 2019-DNA3, Class B2, 13.552% (SOFR30A + 8.264%) due 7/25/49(a)(b)	5,317,312
4,588,000	Series 2019-DNA4, Class B2, 11.652% (SOFR30A + 6.364%) due 10/25/49(a)(b)	4,784,414
5,800,000	Series 2019-FTR1, Class B2, 13.752% (SOFR30A + 8.464%) due 1/25/48(a)(b)	6,539,877
4,349,000	Series 2019-FTR4, Class B2, 10.402% (SOFR30A + 5.114%) due 11/25/47(a)(b)	4,181,567
5,620,000	Series 2019-HQA1, Class B1, 9.802% (SOFR30A + 4.514%) due 2/25/49(a)(b)	6,067,858
4,030,000	Series 2019-HQA1, Class B2, 17.652% (SOFR30A + 12.364%) due 2/25/49(a)(b)	4,895,463
5,500,000	Series 2019-HQA2, Class B1, 9.502% (SOFR30A + 4.214%) due 4/25/49(a)(b)	5,835,170
5,000,000	Series 2019-HRP1, Class B2, 14.902% (SOFR30A + 9.614%) due 2/25/49(a)(b)	5,244,700
	Freddie Mac Structured Agency Credit Risk Debt Notes:
5,247,263	Series 2015-DNA2, Class B, 12.952% (SOFR30A + 7.664%) due 12/25/27(a)	5,387,924
1,910,708	Series 2016-DNA1, Class B, 15.402% (SOFR30A + 10.114%) due 7/25/28(a)	2,124,090
1,066,687	Series 2016-DNA4, Class B, 14.002% (SOFR30A + 8.714%) due 3/25/29(a)@	1,148,261
1,981,663	Series 2016-HQA3, Class B, 14.402% (SOFR30A + 9.114%) due 3/25/29(a)@	2,159,542
553,949	Series 2017-DNA2, Class B2, 16.652% (SOFR30A + 11.364%) due 10/25/29(a)	641,270
4,000,000	Series 2017-DNA3, Class B1, 9.852% (SOFR30A + 4.564%) due 3/25/30(a)	4,338,826
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS – (continued)
$4,290,000	Series 2017-HQA3, Class B1, 9.852% (SOFR30A + 4.564%) due 4/25/30(a)@	$4,633,200
1,010,000	Series 2021-DNA2, Class B2, 11.288% (SOFR30A + 6.000%) due 8/25/33(a)(b)	1,041,540
2,448,030	HomeBanc Mortgage Trust, Series 2005-4, Class M3, 6.239% (1-Month TSFR + 0.924%) due 10/25/35(a)	2,150,336
3,512,248	IndyMac INDX Mortgage Loan Trust, Series 2006-FLX1, Class A1, 5.849% (1-Month TSFR + 0.534%) due 11/25/36(a)	3,348,698
	STACR Trust:
5,124,057	Series 2018-HRP1, Class B1, 9.152% (SOFR30A + 3.864%) due 4/25/43(a)(b)	5,264,968
4,745,653	Series 2018-HRP1, Class B2, 17.152% (SOFR30A + 11.864%) due 5/25/43(a)(b)	5,500,949
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $168,207,490)	173,965,383
ASSET-BACKED SECURITIES – 15.3%
1,685,537	Aames Mortgage Investment Trust, Series 2005-4, Class M3, 6.209% (1-Month TSFR + 0.894%) due 10/25/35(a)	1,645,589
3,115,045	ABFC Trust, Series 2003-OPT1, Class A3, 6.109% (1-Month TSFR + 0.794%) due 4/25/33(a)	2,934,163
2,430,000	Accredited Mortgage Loan Trust, Series 2006-2, Class M1, 5.699% (1-Month TSFR + 0.384%) due 9/25/36(a)	2,219,686
4,000,000	AGL Core CLO 2 Ltd., Series 2019-2A, Class A1, 6.978% (3-Month TSFR + 1.652%) due 4/20/32(a)(b)	3,990,000
2,500,000	Allegro CLO IX Ltd., Series 2018-3A, Class B2, 7.270% (3-Month TSFR + 1.962%) due 10/16/31(a)(b)	2,464,331
5,000,000	Anchorage Capital CLO 18 Ltd., Series 2021-18A, Class A1, 6.720% (3-Month TSFR + 1.412%) due 4/15/34(a)(b)	4,949,642
1,101,444	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 3.805% (1-Month TSFR + 0.254%) due 12/25/36(a)	1,054,656
5,475,000	Buckhorn Park CLO Ltd., Series 2019-1A, Class B1R, 7.222% (3-Month TSFR + 1.912%) due 7/18/34(a)(b)	5,412,073
2,274,842	Carrington Mortgage Loan Trust, Series 2006-NC3, Class A3, 5.579% (1-Month TSFR + 0.264%) due 8/25/36(a)	2,127,021
2,052,013	CHEC Loan Trust, Series 2004-1, Class A3, 6.429% (1-Month TSFR + 1.114%) due 7/25/34(a)(b)	1,951,259
910,968	Countrywide Asset-Backed Certificates, Series 2004-2, Class M1, 6.179% (1-Month TSFR + 0.864%) due 5/25/34(a)	900,511
427,809	CWABS Asset-Backed Certificates Trust, Series 2007-2, Class 2A3, 5.569% (1-Month TSFR + 0.254%) due 8/25/37(a)	421,781
162,071	CWABS Inc. Asset-Backed Certificates Trust, Series 2007-12, Class 2A3, 6.229% (1-Month TSFR + 0.914%) due 8/25/47(a)	160,139
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$1,586,345	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.529% (1-Month TSFR + 1.214%) due 5/25/37(a)(b)	$1,502,310
2,699,242	EquiFirst Mortgage Loan Trust, Series 2003-2, Class 1A1, 6.552% (1-Month TSFR + 1.239%) due 9/25/33(a)	2,568,315
4,362,494	Fremont Home Loan Trust, Series 2003-A, Class M1, 6.404% (1-Month TSFR + 1.089%) due 8/25/33(a)	4,309,341
2,370,000	Home Equity Asset Trust, Series 2005-6, Class M5, 6.374% (1-Month TSFR + 1.059%) due 12/25/35(a)	2,155,374
3,000,000	HPS Loan Management Ltd., Series 9A-2016, Class A2R, 7.282% (3-Month TSFR + 1.962%) due 7/19/30(a)(b)	2,965,360
6,500,000	Invesco CLO Ltd., Series 2022-3A, Class B, 8.096% (3-Month TSFR + 2.750%) due 10/22/35(a)(b)	6,521,848
1,697,106	JP Morgan Mortgage Acquisition Trust, Series 2007-CH4, Class A5, 5.669% (1-Month TSFR + 0.354%) due 5/25/37(a)	1,675,826
2,242,407	Long Beach Mortgage Loan Trust, Series 2004-4, Class M1, 6.329% (1-Month TSFR + 1.014%) due 10/25/34(a)	2,133,595
1,300,000	Longfellow Place CLO Ltd., Series 2013-1A, Class ERR, 13.270% (3-Month TSFR + 7.962%) due 4/15/29(a)(b)	1,262,790
2,270,167	Mastr Asset Backed Securities Trust, Series 2004-WMC1, Class M1, 6.209% (1-Month TSFR + 0.894%) due 2/25/34(a)	2,266,512
	Merrill Lynch Mortgage Investors Trust:
445,114	Series 2005-FM1, Class M1, 6.149% (1-Month TSFR + 0.834%) due 5/25/36(a)	435,301
1,729,260	Series 2006-OPT1, Class A2C, 5.729% (1-Month TSFR + 0.414%) due 8/25/37(a)	1,615,682
5,950,000	Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class B1, 7.282% (3-Month TSFR + 1.962%) due 10/19/31(a)(b)	5,902,259
1,140,705	NovaStar Mortgage Funding Trust, Series 2006-1, Class A2C, 5.749% (1-Month TSFR + 0.434%) due 5/25/36(a)	1,123,065
2,303	Option One Mortgage Loan Trust, Series 2005-3, Class M2, 6.164% (1-Month TSFR + 0.849%) due 8/25/35(a)	2,297
	Park Place Securities Inc. Asset-Backed Pass-Through Certificates:
3,600,000	Series 2005-WCH1, Class M5, 6.749% (1-Month TSFR + 1.434%) due 1/25/36(a)	3,286,718
864,020	Series 2005-WCW2, Class M2, 6.224% (1-Month TSFR + 0.909%) due 7/25/35(a)	851,760
2,443,146	Ramp Trust, Series 2004-RS8, Class MII2, 5.230% (1-Month TSFR + 1.264%) due 8/25/34(a)	2,363,341
9,505,000	RR 4 Ltd., Series 2018-4A, Class A2, 7.120% (3-Month TSFR + 1.812%) due 4/15/30(a)(b)	9,367,106
2,557,785	Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 6.194% (1-Month TSFR + 0.879%) due 2/25/35(a)	2,455,943
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
ASSET-BACKED SECURITIES – (continued)
$380,000	Steele Creek CLO Ltd., Series 2016-1A, Class ER, 11.302% (3-Month USD-LIBOR + 5.750%) due 6/15/31(a)(b)	$286,078
6,196,338	Stratus CLO Ltd., Series 2021-2A, Class A, 6.488% (3-Month TSFR + 1.162%) due 12/28/29(a)(b)	6,161,035
3,597,973	Structured Asset Investment Loan Trust, Series 2004-2, Class A4, 6.134% (1-Month TSFR + 0.819%) due 3/25/34(a)	3,450,936
	Structured Asset Securities Corp. Mortgage Loan Trust:
2,600,000	Series 2005-WF4, Class M8, 8.054% (1-Month TSFR + 2.739%) due 11/25/35(a)	2,406,595
705,234	Series 2006-BC6, Class A4, 5.599% (1-Month TSFR + 0.284%) due 1/25/37(a)	688,499
1,060,176	Series 2006-GEL1, Class M2, 6.629% (1-Month TSFR + 1.314%) due 11/25/35(a)(b)	1,042,697
817,626	Series 2007-BC3, Class 2A3, 5.609% (1-Month TSFR + 0.294%) due 5/25/47(a)	777,304
	Terwin Mortgage Trust:
6,738,000	Series 2006-5, Class 1A2C, 6.029% (1-Month TSFR + 0.714%) due 7/25/37(a)(b)	6,264,226
2,465,000	Series 2006-7, Class 1A2C, 5.969% (1-Month TSFR + 0.654%) due 7/25/37(a)(b)	2,013,769
16,150,000	Valley Stream Park CLO Ltd., Series 2022-1A, Class B, 8.526% (3-Month TSFR + 3.200%) due 10/20/34(a)(b)	16,149,822
1,030,000	Venture XVIII CLO Ltd., Series 2014-18A, Class ER, 12.160% (3-Month TSFR + 6.852%) due 10/15/29(a)(b)	706,781
1,291,000	Vibrant CLO VIII Ltd., Series 2018-8A, Class A1B, 6.838% (3-Month TSFR + 1.512%) due 1/20/31(a)(b)	1,271,855
	TOTAL ASSET-BACKED SECURITIES (Cost – $127,224,907)	126,215,191
CORPORATE BONDS & NOTES – 12.3%
Communications – 0.1%
301,000	AMC Networks Inc., Company Guaranteed Notes, 5.000% due 4/1/24	297,775
875,000	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29	770,000
	Total Communications	1,067,775
Consumer Cyclical – 4.8%
6,551,000	Cinemark USA Inc., Company Guaranteed Notes, 5.875% due 3/15/26(b)	6,289,043
17,150,000	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(b)	15,259,078
16,856,000	Golden Entertainment Inc., Senior Unsecured Notes, 7.625% due 4/15/26(b)(c)	16,729,580
2,794,000	Kohl’s Corp., Senior Unsecured Notes, 4.625% due 5/1/31	2,057,082
	Total Consumer Cyclical	40,334,783
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount/Units	Security	Value
CORPORATE BONDS & NOTES – (continued)
Consumer Non-cyclical – 2.4%
$14,932,000	Arrow Bidco LLC, Senior Secured Notes, 9.500% due 3/15/24(b)(c)	$14,919,308
4,527,000	Williams Scotsman International Inc., Senior Secured Notes, 6.125% due 6/15/25(b)	4,487,118
	Total Consumer Non-cyclical	19,406,426
Energy – 1.6%
6,946,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., Company Guaranteed Notes, 11.000% due 4/15/25(b)	7,105,507
3,377,000	Nabors Industries Inc., Company Guaranteed Notes, 5.750% due 2/1/25	3,314,221
2,917,000	Shelf Drilling Holdings Ltd., Company Guaranteed Notes, 8.250% due 2/15/25(b)	2,872,662
	Total Energy	13,292,390
Industrial – 0.8%
6,533,000	Danaos Corp., Senior Unsecured Notes, 8.500% due 3/1/28(b)	6,631,337
Technology – 0.8%
	NCR Corp., Company Guaranteed Notes:
5,086,000	5.750% due 9/1/27(b)	5,135,166
1,201,000	6.125% due 9/1/29(b)	1,236,951
	Total Technology	6,372,117
Utilities – 1.8%
2,400,000	NRG Energy Inc., Junior Subordinated Notes, 10.250% (5-Year CMT Index + 5.920%)(a)(b)(d)	2,357,536
13,154,000	Vistra Corp., Junior Subordinated Notes, 7.000% (5-Year CMT Index + 5.740%) (a)(b)(d)	12,174,823
	Total Utilities	14,532,359
	TOTAL CORPORATE BONDS & NOTES (Cost – $102,707,383)	101,637,187
SENIOR LOAN(a) – 1.1%
9,400,760	Playa Hotels & Resorts BV, 9.564% (1-Month USD-LIBOR + 0.425%) due 1/5/29 (Cost – $9,122,564)	9,387,975
Shares/Units
COMMON STOCKS – 14.3%
CONSUMER CYCLICAL – 2.3%
Entertainment – 2.0%
446,121	Golden Entertainment Inc.(c)	16,243,266
Leisure Time – 0.2%
95,105	Life Time Group Holdings Inc.*	1,635,806
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – 0.1%
96,125	Playa Hotels & Resorts NV*	$717,093
	TOTAL CONSUMER CYCLICAL	18,596,165
CONSUMER NON-CYCLICAL – 6.1%
Biotechnology – 3.7%
37,200	Apogee Therapeutics Inc.*	853,368
591,805	Crinetics Pharmaceuticals Inc.*	10,250,063
46,295	Horizon Therapeutics PLC*	5,219,298
238,041	Relay Therapeutics Inc.*	2,432,779
77,091	Structure Therapeutics Inc., ADR*	2,173,195
255,592	Xenon Pharmaceuticals Inc.*	9,962,976
	Total Biotechnology	30,891,679
Commercial Services – 1.7%
199,720	Target Hospitality Corp.*	3,175,548
271,405	WillScot Mobile Mini Holdings Corp.*	11,133,033
	Total Commercial Services	14,308,581
Food – 0.6%
224,458	Albertsons Cos., Inc., Class A Shares	5,027,859
	TOTAL CONSUMER NON-CYCLICAL	50,228,119
DIVERSIFIED – 0.4%
Holding Companies-Diversified – 0.4%
292,343	Haymaker Acquisition Corp. 4*	2,990,669
SPACs – 0.0%
70,340	First Light Acquisition Group Inc., Class A Shares*(e)(f)@	—
	TOTAL DIVERSIFIED	2,990,669
FINANCIAL – 2.1%
Banks – 2.1%
970,081	Blue Foundry Bancorp*(c)	8,973,249
1,096,018	Kearny Financial Corp.(c)	8,121,494
	Total Banks	17,094,743
	TOTAL FINANCIAL	17,094,743
INDUSTRIAL – 1.2%
Metal Fabricate/Hardware – 0.7%
674,014	Hillman Solutions Corp.*(c)	6,099,827
Transportation – 0.5%
67,720	GXO Logistics Inc.*	4,332,048
	TOTAL INDUSTRIAL	10,431,875
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – 2.2%
Software – 2.2%
102,739	Activision Blizzard Inc.	$9,450,961
54,181	VMware Inc., Class A Shares*	9,144,669
	Total Software	18,595,630
	TOTAL TECHNOLOGY	18,595,630
	TOTAL COMMON STOCKS (Cost – $112,917,039)	117,937,201
OPEN-END FUNDS – 19.6%
12,029,230	JPMorgan Strategic Income Opportunities Fund, Class R6 Shares	137,373,811
1,897,743	Palm Valley Capital Fund	24,139,293
	TOTAL OPEN-END FUNDS (Cost – $159,868,228)	161,513,104
EQUITY LINKED NOTE – 0.4%
DIVERSIFIED – 0.4%
SPACs – 0.4%
299,624	Ares Acquisition Corp. II* (Cost – $1,990,303)	3,065,153
PREFERRED STOCK – 0.9%
CONSUMER CYCLICAL – 0.9%
Distribution/Wholesale – 0.9%
264,277	WESCO International Inc., 10.625%(a)(d) (Cost – $7,116,956)	7,206,834
WARRANTS – 0.0%
DIVERSIFIED – 0.0%
SPACs – 0.0%
149,812	Ares Acquisition Corp. II*(e)	45,842
468,723	Bridger Aerospace Group Holdings Inc.*(e)	98,479
88,320	EQRX Inc.*(e)	3,542
556,875	First Light Acquisition Group Inc.*(e)	117,222
131,807	Inspirato Inc.*(e)	4,613
358,816	Pagaya Technologies Ltd.*(e)	154,291
491,405	Screaming Eagle Acquisition Corp.*(e)	93,367
77,310	SomaLogic Inc.*(e)(g)	17,047
23,299	X4 Pharmaceuticals Inc.*	7
244,085	ZeroFox Holdings Inc.*(e)	7,347
	Total SPACs	541,757
	TOTAL DIVERSIFIED	541,757
	TOTAL WARRANTS (Cost – $2,989,328)	541,757
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $692,144,198)	701,469,785
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Face Amount†	Security	Value
SHORT-TERM INVESTMENTS – 11.0%
TIME DEPOSITS – 11.0%
$39,377,033	Citibank – New York, 4.680% due 9/1/23	$39,377,033
3,582,550	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	3,582,550
47,392,217	Sumitomo Mitsui Banking Corp. – Tokyo, 4.680% due 9/1/23	47,392,217
	TOTAL TIME DEPOSITS (Cost – $90,351,800)	90,351,800
Shares/Units
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING – 0.0%
MONEY MARKET FUND – 0.0%
100	Federated Government Obligations Fund, Premier Class, 5.165%(h) (Cost – $100)	100
	TOTAL INVESTMENTS – 96.1% (Cost – $782,496,098)	791,821,685
	Other Assets in Excess of Liabilities – 3.9%	32,179,330
	TOTAL NET ASSETS – 100.0%	$824,001,015

†
Face amount denominated in U.S. dollars, unless otherwise noted.

*
Non-income producing security.

(a)
Variable rate security. Interest rate disclosed is that which was in effect at August 31, 2023.

(b)
Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at August 31, 2023, amounts to $293,617,562 and represents 35.63% of net assets.

(c)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

(d)
Security is perpetual in nature and has no stated maturity date.

(e)
Illiquid security. The aggregate value of illiquid holdings at August 31, 2023, amounts to $541,750 and represents 0.07% of net assets.

(f)
Security is valued in good faith at fair value by or under the direction of the Board of Trustees using significant unobservable inputs.

(g)
All or a portion of this security is on loan (See Note 5).

(h)
Represents investment of collateral received from securities lending transactions.

@
Restricted security – Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Security	First Acquisition Date	First Acquisition Cost	Market Value	Percent of Net Assets
Federal National Mortgage Association (FNMA), Connecticut Avenue Securities:
Series 2016-C01, Class 1B, 17.152% (SOFR30A + 11.864%) due 8/25/28	8/3/2021	$236,453	$599,530	0.07%
Series 2016-C02, Class 1B, 17.652% (SOFR30A + 12.364%) due 9/25/28	8/10/2021	799,642	3,931,388	0.48%
Series 2016-C03, Class 1B, 17.152% (SOFR30A + 11.864%) due 10/25/28	4/27/2022	537,977	555,068	0.07%
Series 2016-C03, Class 2M2, 11.302% (SOFR30A + 6.014%) due 10/25/28	3/17/2020	1,138,013	2,953,356	0.36%
Series 2016-C04, Class 1B, 15.652% (SOFR30A + 10.364%) due 1/25/29	4/13/2022	1,355,446	1,387,062	0.17%
Series 2016-C06, Class 1B, 14.652% (SOFR30A + 9.364%) due 4/25/29	3/11/2022	1,143,710	4,993,963	0.61%
Series 2017-C02, Class 2B1, 10.902% (SOFR30A + 5.614%) due 9/25/29	2/22/2022	4,378,125	5,778,825	0.70%
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA4, Class B, 14.002% (SOFR30A + 8.714%) due 3/25/29	3/11/2022	1,105,244	1,148,261	0.14%
Series 2016-HQA3, Class B, 14.402% (SOFR30A + 9.114%) due 3/25/29	1/27/2022	2,131,393	2,159,542	0.26%
Series 2017-HQA3, Class B1, 9.852% (SOFR30A + 4.564%) due 4/25/30	4/29/2021	1,354,500	4,633,200	0.56%
First Light Acquisition Group Inc.	9/10/2021	306	—	0.00%
			$28,140,195	3.42%
Abbreviations used in this schedule:
CLO
 —    Collateralized Loan Obligation

CMT
 —    Constant Maturity Treasury Index

ETF
 —    Exchange Traded Fund

LIBOR
 —    London Interbank Offered Rate

LLC
 —    Limited Liability Company

REMIC
 —    Real Estate Mortgage Investment Conduit

SOFR
 —    Secured Overnight Financing Rate

SPACs
 —    Special Purpose Acquisition Companies

SPDR
 —    Standard & Poor’s Depository Receipts

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

Summary of Investments by Security Type^
Collateralized Mortgage Obligations	22.0%
Open-End Funds	20.4
Asset-Backed Securities	15.9
Common Stocks	14.9
Corporate Bonds & Notes	12.8
Senior Loan	1.2
Preferred Stock	0.9
Equity Linked Note	0.4
Warrants	0.1
Short-Term Investments	11.4
Money Market Fund	0.0*
100.0%

^
As a percentage of total investments.

*
Position represents less than 0.005%.

OTC Total Return Swaps
Currency	Notional Amount	Maturity Date	Counterparty	Payment Frequency	Pay	Receive	Unrealized Appreciation/ (Depreciation)
USD	8,646,077	1/23/24	GSC	1-Month	USD-Federal Funds-H.15	GSCBGDEN Basket*	$(169,412)
USD	10,383,355	8/30/24	GSC	1-Month	USD-Federal Funds-H.15	GSCNNED3 Basket**	(37,845)
USD	9,281,535	8/30/24	GSC	1-Month	USD-Federal Funds-H.15	Cannae Holdings Inc.	208,043
							$786

*
GSCBGDEN Basket consists of a portfolio of:

Boyd Gaming Corp.	26%
Churchill Downs Inc.	22%
Red Rock Resorts Inc.	22%
Penn Entertainment Inc.	13%
Caesars Entertainment Inc.	17%
100%

**
GSCNNED3 Basket consists of a portfolio of:

Dun & Bradstreet Holdings Inc.	50%
Alight Inc.	23%
Ceridian HCM Holding Inc.	23%
Paysafe Ltd	4%
100%
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (continued)

At August 31, 2023, Destinations Multi Strategy Alternatives Fund held the following OTC and Centrally Cleared
Credit Default Swap Contracts:
OTC Credit Default Swaps on Corporate and Sovereign Issues – Sell Protection(1)
Reference Obligation	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counter party	Implied Credit Spread at 8/31/23(2)	Notional Amounts(3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
CDX.NA.HY.35	5.000%	12/20/25	3-Month	MSCS	1.974%	USD 20,000,000	$1,515,331	$651,500	$863,831
CDX.NA.HY.37	5.000%	12/20/26	3-Month	MSCS	1.235%	USD 20,000,000	2,504,991	1,234,622	1,270,369
CDX.NA.HY.39	5.000%	12/20/27	3-Month	MSCS	2.527%	USD 25,000,000	2,623,533	1,437,500	1,186,033
CDX.NA.IG.39	1.000%	12/20/27	3-Month	GSC	2.706%	USD 60,000,000	(3,778,177)	(8,736,000)	4,957,823
CDX.NA.IG.39	1.000%	12/20/27	3-Month	MSCS	2.706%	USD 20,000,000	(1,259,392)	(2,630,800)	1,371,408
							$1,606,286	$(8,043,178)	$9,649,464

(1)
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either: (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of on emerging country as of period end serve as indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Counterparty Abbreviations used in this schedule:
GSC
 —    Goldman Sachs & Co.

MSCS
 —    Morgan Stanley Capital Services LLC

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Multi Strategy Alternatives Fund (concluded)

Shares/Units	Security	Value
SECURITIES SOLD SHORT – 5.0%
EXCHANGE TRADED FUNDS (ETFs) – 4.2%
108,132	Global X US Infrastructure Development	$3,489,420
46,521	iShares Russell 2000, Class Common Shares	8,774,326
194,771	SPDR S&P Biotech	15,425,863
154,691	SPDR S&P Regional Banking	6,893,031
	Total Exchange Traded Funds (ETFs)	34,582,640
	TOTAL EXCHANGE TRADED FUNDS (ETFs) (Proceeds – $52,127,587)	34,582,640
COMMON STOCK – 0.8%
TECHNOLOGY – 0.8%
Semiconductors – 0.8%
6,870	Broadcom Inc. (Proceeds – $5,367,349)	6,340,254
	TOTAL SECURITIES SOLD SHORT – 5.0% (Proceeds – $57,494,936)	$40,922,894
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund

Shares/Units	Security	Value
COMMON STOCKS – 98.5%
BASIC MATERIALS – 1.6%
Chemicals – 1.2%
608	Albemarle Corp.	$120,816
2,745	Huntsman Corp.	76,503
1,690	Linde PLC	654,098
2,192	LyondellBasell Industries NV, Class A Shares	216,504
588	Nutrien Ltd.	37,232
442	Olin Corp.	25,645
1,318	RPM International Inc.	131,457
	Total Chemicals	1,262,255
Iron/Steel – 0.0%
1,732	Vale SA, Class B Shares, ADR	22,810
Mining – 0.4%
1,743	Barrick Gold Corp.	28,254
6,964	Freeport-McMoRan Inc.	277,933
651	Rio Tinto PLC, ADR	40,688
396	Southern Copper Corp.	31,941
	Total Mining	378,816
	TOTAL BASIC MATERIALS	1,663,881
COMMUNICATIONS – 13.8%
Internet – 10.5%
4,103	Alphabet Inc., Class A Shares*(a)	558,705
26,135	Alphabet Inc., Class C Shares*(a)	3,589,642
24,604	Amazon.com Inc.*(a)	3,395,598
139	Booking Holdings Inc.*	431,599
3,079	eBay Inc.	137,878
451	Lyft Inc., Class A Shares*	5,313
22	MercadoLibre Inc.*	30,192
6,110	Meta Platforms Inc., Class A Shares*(a)	1,807,888
1,170	Netflix Inc.*(a)	507,406
73	Roku Inc., Class A Shares*	5,928
779	Shopify Inc., Class A Shares*	51,796
1,097	Uber Technologies Inc.*	51,811
484	VeriSign Inc.*	100,570
	Total Internet	10,674,326
Media – 1.6%
14,613	Comcast Corp., Class A Shares	683,304
316	FactSet Research Systems Inc.	137,905
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
4,624	Fox Corp., Class A Shares	$152,869
280	Liberty Broadband Corp., Class C Shares*	26,197
385	New York Times Co., Class A Shares	17,044
7,920	Sirius XM Holdings Inc.	34,848
6,258	Walt Disney Co.*(a)	523,669
	Total Media	1,575,836
Telecommunications – 1.7%
27,511	AT&T Inc.	406,888
868	Ciena Corp.*	43,383
12,777	Cisco Systems Inc.(a)	732,761
13,618	Telefonaktiebolaget LM Ericsson, ADR	70,269
13,712	Verizon Communications Inc.(a)	479,646
3,923	Vodafone Group PLC, ADR	36,562
	Total Telecommunications	1,769,509
	TOTAL COMMUNICATIONS	14,019,671
CONSUMER CYCLICAL – 9.2%
Airlines – 0.2%
4,966	Delta Air Lines Inc.	212,942
Apparel – 0.5%
491	Capri Holdings Ltd.*	25,773
51	Deckers Outdoor Corp.*	26,984
3,814	NIKE Inc., Class B Shares	387,922
524	Skechers USA Inc., Class A Shares*	26,362
	Total Apparel	467,041
Auto Manufacturers – 2.1%
17,242	Ford Motor Co.	209,145
7,563	Tesla Inc.*(a)	1,951,859
	Total Auto Manufacturers	2,161,004
Auto Parts & Equipment – 0.2%
246	Autoliv Inc.	24,010
974	Gentex Corp.	31,811
5,896	Goodyear Tire & Rubber Co.*	76,117
494	Lear Corp.	71,180
172	Magna International Inc.	10,117
	Total Auto Parts & Equipment	213,235
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.2%
307	WW Grainger Inc.	$219,241
Entertainment – 0.1%
444	DraftKings Inc., Class A Shares*	13,165
198	Light & Wonder Inc.*	15,181
243	Vail Resorts Inc.	54,996
	Total Entertainment	83,342
Food Service – 0.1%
1,163	Aramark	43,240
Home Builders – 0.4%
2,557	DR Horton Inc.	304,334
1,604	Toll Brothers Inc.	131,416
	Total Home Builders	435,750
Home Furnishings – 0.0%
764	Leggett & Platt Inc.	21,545
Leisure Time – 0.1%
204	Brunswick Corp.	16,141
1,589	Harley-Davidson Inc.	53,629
223	Planet Fitness Inc., Class A Shares*	13,558
52	Polaris Inc.	5,829
	Total Leisure Time	89,157
Lodging – 0.1%
1,943	Las Vegas Sands Corp.	106,593
Retail – 5.2%
80	Burlington Stores Inc.*	12,981
1,590	Costco Wholesale Corp.	873,355
192	Dick’s Sporting Goods Inc.	22,337
277	Five Below Inc.*	47,633
3,171	Home Depot Inc.(a)	1,047,381
568	Kohl’s Corp.	15,132
2,271	Lowe’s Cos., Inc.	523,420
211	Lululemon Athletica Inc.*	80,446
2,499	McDonald’s Corp.	702,594
831	Restaurant Brands International Inc.	57,713
4,021	Starbucks Corp.	391,806
1,848	Target Corp.	233,864
4,701	TJX Cos., Inc.	434,748
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
4,561	Walmart Inc.(a)	$741,664
241	Williams-Sonoma Inc.	34,029
485	Yum China Holdings Inc.	26,040
	Total Retail	5,245,143
	TOTAL CONSUMER CYCLICAL	9,298,233
CONSUMER NON-CYCLICAL – 18.4%
Agriculture – 0.7%
2,467	British American Tobacco PLC, ADR	81,904
5,957	Philip Morris International Inc.	572,229
	Total Agriculture	654,133
Beverages – 1.4%
3,504	Brown-Forman Corp., Class B Shares	231,719
1,598	Constellation Brands Inc., Class A Shares	416,375
9,076	Keurig Dr Pepper Inc.	305,407
2,726	Molson Coors Beverage Co., Class B Shares	173,074
5,800	Monster Beverage Corp.*	332,978
	Total Beverages	1,459,553
Biotechnology – 1.2%
185	Alnylam Pharmaceuticals Inc.*	36,597
1,877	Amgen Inc.	481,150
696	Biogen Inc.*	186,083
435	BioMarin Pharmaceutical Inc.*	39,750
799	Moderna Inc.*	90,343
402	Regeneron Pharmaceuticals Inc.*	332,249
276	Seagen Inc.*	56,875
182	United Therapeutics Corp.*	40,834
	Total Biotechnology	1,263,881
Commercial Services – 1.4%
1,965	Automatic Data Processing Inc.	500,309
344	Block Inc., Class A Shares*	19,832
509	Booz Allen Hamilton Holding Corp., Class A Shares	57,675
1,171	Global Payments Inc.	148,354
99	Herc Holdings Inc.	12,884
1,378	S&P Global Inc.	538,605
1,031	TransUnion	83,738
	Total Commercial Services	1,361,397
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – 1.0%
3,024	Campbell Soup Co.	$126,101
5,229	Hormel Foods Corp.	201,787
1,512	JM Smucker Co.	219,164
4,583	Kellogg Co.	279,655
2,202	McCormick & Co., Inc.	180,740
737	US Foods Holding Corp.*	29,797
	Total Food	1,037,244
Healthcare-Products – 3.5%
5,909	Abbott Laboratories	608,036
1,138	Alcon Inc.	94,443
1,633	Avantor Inc.*	35,354
2,445	Danaher Corp.	647,925
220	Enovis Corp.*	12,329
348	Exact Sciences Corp.*	29,117
1,694	GE HealthCare Technologies Inc.	119,342
1,385	Intuitive Surgical Inc.*	433,062
4,964	Medtronic PLC	404,566
1,394	Thermo Fisher Scientific Inc.	776,597
538	Waters Corp.*	151,070
1,555	Zimmer Biomet Holdings Inc.	185,232
	Total Healthcare-Products	3,497,073
Healthcare-Services – 1.9%
947	Elevance Health Inc.	418,583
196	ICON PLC*	50,948
439	Molina Healthcare Inc.*	136,143
2,719	UnitedHealth Group Inc.(a)	1,295,821
	Total Healthcare-Services	1,901,495
Household Products/Wares – 1.0%
1,211	Clorox Co.	189,461
6,167	Kimberly-Clark Corp.	794,495
663	Spectrum Brands Holdings Inc.	55,142
	Total Household Products/Wares	1,039,098
Pharmaceuticals – 6.3%
5,066	AbbVie Inc.	744,499
1,291	AstraZeneca PLC, ADR	87,556
1,507	Becton Dickinson & Co.	421,131
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
1,267	Cigna Group	$350,021
4,986	CVS Health Corp.	324,938
1,524	DexCom Inc.*	153,893
2,255	Eli Lilly & Co.	1,249,721
238	Jazz Pharmaceuticals PLC*	34,120
7,603	Johnson & Johnson(a)	1,229,253
674	McKesson Corp.	277,904
8,011	Merck & Co., Inc.	873,039
262	Novartis AG, ADR	26,326
355	Perrigo Co. PLC	12,425
17,338	Pfizer Inc.(a)	613,418
2,538	Teva Pharmaceutical Industries Ltd., ADR*	24,771
	Total Pharmaceuticals	6,423,015
	TOTAL CONSUMER NON-CYCLICAL	18,636,889
ENERGY – 4.4%
Oil & Gas – 3.6%
1,669	Canadian Natural Resources Ltd.	107,968
3,832	Cenovus Energy Inc.	76,372
6,331	Chevron Corp.	1,019,924
3,330	EOG Resources Inc.	428,305
12,473	Exxon Mobil Corp.(a)	1,386,873
227	HF Sinclair Corp.	12,505
3,501	Occidental Petroleum Corp.	219,828
1,205	Ovintiv Inc.	56,587
2,372	Phillips 66	270,787
629	Range Resources Corp.	20,367
2,703	Suncor Energy Inc.	91,578
	Total Oil & Gas	3,691,094
Oil & Gas Services – 0.5%
1,770	NOV Inc.	37,400
7,067	Schlumberger NV	416,670
	Total Oil & Gas Services	454,070
Pipelines – 0.3%
528	Cheniere Energy Inc.	86,169
1,370	Enbridge Inc.	48,060
1,562	Targa Resources Corp.	134,722
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
ENERGY – (continued)
Pipelines – (continued)
951	TC Energy Corp.	$34,350
	Total Pipelines	303,301
	TOTAL ENERGY	4,448,465
FINANCIAL – 14.0%
Banks – 3.8%
5,068	Banco Bradesco SA, ADR	15,153
20,917	Bank of America Corp.(a)	599,690
60	Bank of Montreal	5,165
5,686	Citigroup Inc.	234,775
255	Cullen/Frost Bankers Inc.	24,105
1,227	East West Bancorp Inc.	67,902
2,100	First Horizon Corp.	26,355
1,483	Goldman Sachs Group Inc.	485,994
554	ICICI Bank Ltd., ADR	12,836
4,360	Itau Unibanco Holding SA, ADR	23,980
8,138	JPMorgan Chase & Co.(a)	1,190,834
1,435	M&T Bank Corp.	179,447
5,625	Morgan Stanley	478,969
12,708	Wells Fargo & Co.	524,713
	Total Banks	3,869,918
Diversified Financial Services – 3.8%
2,638	American Express Co.	416,778
940	Ameriprise Financial Inc.	317,325
453	Brookfield Asset Management Ltd., Class A Shares	15,651
4,298	Charles Schwab Corp.	254,227
28	Credit Acceptance Corp.*	14,050
322	Evercore Inc., Class A Shares	45,096
1,682	Jefferies Financial Group Inc.	60,031
2,891	Mastercard Inc., Class A Shares(a)	1,192,942
3,522	Nasdaq Inc.	184,835
5,186	Visa Inc., Class A Shares(a)	1,274,097
249	Voya Financial Inc.	17,350
	Total Diversified Financial Services	3,792,382
Equity Real Estate Investment Trusts (REITs) – 2.3%
4,374	American Homes 4 Rent, Class A Shares	157,639
2,481	Annaly Capital Management Inc.	50,290
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
1,043	AvalonBay Communities Inc.	$191,724
1,104	Camden Property Trust	118,813
2,008	CubeSmart	83,754
1,984	Equity LifeStyle Properties Inc.	132,849
3,439	Equity Residential	222,950
813	Essex Property Trust Inc.	193,811
5,278	Invitation Homes Inc.	179,927
2,519	Medical Properties Trust Inc.	18,187
1,701	Mid-America Apartment Communities Inc.	247,036
5,458	Realty Income Corp.	305,866
581	Sun Communities Inc.	71,126
6,749	VICI Properties Inc., Class A Shares	208,139
2,231	WP Carey Inc.	145,127
	Total Equity Real Estate Investment Trusts (REITs)	2,327,238
Insurance – 3.9%
3,161	Aflac Inc.	235,716
955	Aon PLC, Class A Shares	318,388
1,800	Arthur J Gallagher & Co.	414,864
795	Assurant Inc.	110,767
5,632	Berkshire Hathaway Inc., Class B Shares*	2,028,646
2,817	Brown & Brown Inc.	208,740
2,124	Fidelity National Financial Inc.	87,934
5,545	Manulife Financial Corp.	102,472
116	Markel Group Inc.*	171,555
187	RenaissanceRe Holdings Ltd.	35,135
2,111	Unum Group	103,840
1,697	WR Berkley Corp.	104,976
	Total Insurance	3,923,033
Private Equity – 0.2%
1,041	Blackstone Inc.	110,731
1,210	Brookfield Corp.	41,273
1,435	KKR & Co., Inc.	90,132
	Total Private Equity	242,136
Real Estate – 0.0%
161	Jones Lang LaSalle Inc.*	27,821
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
FINANCIAL – (continued)
Savings & Loans – 0.0%
2,951	New York Community Bancorp Inc.	$36,238
	TOTAL FINANCIAL	14,218,766
INDUSTRIAL – 8.0%
Aerospace/Defense – 1.0%
1,825	Boeing Co.*	408,855
2,028	General Dynamics Corp.	459,626
1,075	HEICO Corp.	181,363
	Total Aerospace/Defense	1,049,844
Building Materials – 0.5%
315	Lennox International Inc.	118,695
249	Louisiana-Pacific Corp.	15,558
762	Martin Marietta Materials Inc.	340,164
	Total Building Materials	474,417
Electrical Components & Equipment – 0.4%
359	Acuity Brands Inc.	57,900
1,994	AMETEK Inc.	318,063
	Total Electrical Components & Equipment	375,963
Electronics – 0.7%
6,396	Amphenol Corp., Class A Shares	565,278
931	Sensata Technologies Holding PLC	35,024
2,177	Trimble Inc.*	119,278
	Total Electronics	719,580
Engineering & Construction – 0.1%
694	AECOM	60,899
Environmental Control – 0.4%
1,787	Republic Services Inc., Class A Shares	257,560
806	Waste Connections Inc.	110,414
	Total Environmental Control	367,974
Hand/Machine Tools – 0.0%
148	Lincoln Electric Holdings Inc.	28,484
Machinery-Construction & Mining – 0.6%
1,347	BWX Technologies Inc.	99,355
1,931	Caterpillar Inc.	542,862
	Total Machinery-Construction & Mining	642,217
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
INDUSTRIAL – (continued)
Machinery-Diversified – 1.5%
227	AGCO Corp.	$29,403
477	Cognex Corp.	22,457
911	Deere & Co.	374,366
1,733	Dover Corp.	257,004
1,956	Graco Inc.	154,407
710	IDEX Corp.	160,744
530	Nordson Corp.	129,394
704	Rockwell Automation Inc.	219,704
1,686	Xylem Inc.	174,568
	Total Machinery-Diversified	1,522,047
Miscellaneous Manufacturers – 1.1%
3,701	3M Co.	394,786
330	Carlisle Cos., Inc.	86,797
3,744	General Electric Co.	428,538
2,842	Textron Inc.	220,852
	Total Miscellaneous Manufacturers	1,130,973
Packaging & Containers – 0.3%
617	Crown Holdings Inc.	57,171
906	Packaging Corp. of America	135,085
1,417	Sonoco Products Co.	81,407
	Total Packaging & Containers	273,663
Shipbuilding – 0.2%
903	Huntington Ingalls Industries Inc.	198,949
Transportation – 1.2%
530	Canadian National Railway Co.	59,683
1,121	Canadian Pacific Kansas City Ltd.	88,985
2,139	Union Pacific Corp.	471,799
3,582	United Parcel Service Inc., Class B Shares	606,791
283	XPO Inc.*	21,120
	Total Transportation	1,248,378
	TOTAL INDUSTRIAL	8,093,388
TECHNOLOGY – 26.6%
Computers – 8.8%
2,146	Accenture PLC, Class A Shares	694,810
40,045	Apple Inc.(a)	7,523,254
484	Check Point Software Technologies Ltd.*	65,142
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Computers – (continued)
1,338	Dell Technologies Inc., Class C Shares	$75,249
3,598	International Business Machines Corp.	528,294
138	Kyndryl Holdings Inc.*	2,330
	Total Computers	8,889,079
Semiconductors – 7.5%
5,353	Advanced Micro Devices Inc.*	565,919
3,538	Applied Materials Inc.	540,465
181	ASML Holding NV, Class NY Registered Shares, ADR	119,556
1,295	Broadcom Inc.(a)	1,195,143
285	Cirrus Logic Inc.*	23,381
682	Entegris Inc.	69,066
583	Lam Research Corp.	409,499
1,980	Marvell Technology Inc.	115,335
4,028	Micron Technology Inc.	281,718
6,638	NVIDIA Corp.(a)	3,276,185
1,421	NXP Semiconductors NV	292,328
2,501	ON Semiconductor Corp.*	246,249
3,689	QUALCOMM Inc.	422,501
158	Silicon Laboratories Inc.*	21,308
309	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,913
	Total Semiconductors	7,607,566
Software – 10.3%
1,440	Adobe Inc.*(a)	805,450
266	Black Knight Inc.*	20,152
1,037	Intuit Inc.	561,857
20,135	Microsoft Corp.(a)	6,599,448
5,139	Oracle Corp.	618,684
2,990	Salesforce Inc.*(a)	662,165
470	SAP SE, ADR	65,654
803	ServiceNow Inc.*	472,831
3,477	SS&C Technologies Holdings Inc.	199,649
233	Veeva Systems Inc., Class A Shares*	48,627
944	VMware Inc., Class A Shares*	159,328
373	Workday Inc., Class A Shares*	91,199
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Shares/Units	Security	Value
COMMON STOCKS – (continued)
TECHNOLOGY – (continued)
Software – (continued)
1,765	Zoom Video Communications Inc., Class A Shares*	$125,368
	Total Software	10,430,412
	TOTAL TECHNOLOGY	26,927,057
UTILITIES – 2.5%
Electric – 2.4%
4,615	Alliant Energy Corp.	231,534
4,965	Ameren Corp.	393,575
6,849	American Electric Power Co., Inc.	536,962
3,809	Consolidated Edison Inc.	338,849
3,756	DTE Energy Co.	388,295
9,929	PPL Corp.	247,431
5,600	Xcel Energy Inc.	319,928
	Total Electric	2,456,574
Water – 0.1%
3,490	Essential Utilities Inc.	128,781
	TOTAL UTILITIES	2,585,355
	TOTAL COMMON STOCKS (Cost – $95,172,912)	99,891,705
Number of Contracts	Notional Amounts
PURCHASED OPTIONS – 0.7%
Index Option – 0.7%
73	$32,905,918	S&P 500 Index Options, Put, @ $4,235.00, expires 9/29/23, Counterparty: MSC	58,400
73	32,905,918	S&P 500 Index Options, Put, @ $4,350.00, expires 10/31/23, Counterparty: MSC	267,910
73	32,905,918	S&P 500 Index Options, Put, @ $4,290.00, expires 11/30/23, Counterparty: MSC	328,500
		TOTAL PURCHASED OPTIONS (Cost – $967,394)	654,810
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $96,140,306)	100,546,515
See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (continued)

Face Amount	Security	Value
SHORT-TERM INVESTMENTS – 0.8%
TIME DEPOSITS – 0.8%
$139,735	Citibank – New York, 4.680% due 9/1/23	$139,735
698,573	JPMorgan Chase & Co. – New York, 4.680% due 9/1/23	698,573
	TOTAL TIME DEPOSITS (Cost – $838,308)	838,308
	TOTAL INVESTMENTS – 100.0% (Cost – $96,978,614)	101,384,823
	Other Assets in Excess of Liabilities – 0.0%	20,069
	TOTAL NET ASSETS – 100.0%	$101,404,892

*
Non-income producing security.

(a)
All or a portion of this security is pledged by the Fund as collateral for short sales or derivative transactions.

Abbreviations used in this schedule:
ADR
 —     American Depositary Receipts

PLC
 —     Public Limited Company

REIT
 —     Real Estate Investment Trust

Summary of Investments by Security Sector^
Technology	26.6%
Consumer Non-cyclical	18.4
Financial	14.0
Communications	13.8
Consumer Cyclical	9.2
Industrial	8.0
Energy	4.4
Utilities	2.6
Basic Materials	1.6
Purchased Options	0.6
Short-Term Investments	0.8
100.0%

^
As a percentage of total investments.

See Notes to Financial Statements.

Schedules of Investments
August 31, 2023 (unaudited)
Destinations Shelter Fund (concluded)

Schedule of Options Contracts Written
Index Options
Number of Contracts	Notional Amount	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
37	$16,678,342	S&P 500 Index Options, Call	MSC	9/29/23	$4,660.00	$(35,150)
37	16,678,342	S&P 500 Index Options, Call	MSC	10/31/23	$4,800.00	(28,860)
37	16,678,342	S&P 500 Index Options, Call	MSC	11/30/23	$4,740.00	(129,685)
73	32,905,918	S&P 500 Index Options, Put	MSC	9/29/23	$3,560.00	(7,118)
73	32,905,918	S&P 500 Index Options, Put	MSC	10/31/23	$3,660.00	(29,930)
73	32,905,918	S&P 500 Index Options, Put	MSC	11/30/23	$3,610.00	(57,670)
		TOTAL OPTIONS CONTRACTS WRITTEN
		(Premiums received – $584,027)				$(288,413)
Counterparty Abbreviations used in this schedule:
MSC
 —     Morgan Stanley

See Notes to Financial Statements.

Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:
Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
P — Preliminary rating.
u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.
Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ratings (unaudited) (concluded)

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
e — Expected.
u — Upgraded.
Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.
AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.
WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.
Short-Term Security Ratings
SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.
MIG1 — Moody’s highest rating for short-term municipal obligations.
P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.
F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Statements of Assets and Liabilities
August 31, 2023 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
ASSETS:
Investments, at value(1),(2)	$4,012,782,530	$866,482,632	$2,538,298,804	$629,811,005	$2,211,277,074
Foreign currency, at value(3)	219	—	332,283	67,503	—
Cash	142,776	87,794	273,538	35,189	128,865
Receivable for securities sold	14,543,799	1,916,963	1,411,313	1,951,422	54,265,553
Dividends and interest receivable	4,357,767	898,335	8,460,025	2,590,133	13,583,597
Receivable for Fund shares sold	1,277,781	589,956	797,785	160,799	642,506
Cash held at Broker	191,000	—	—	—	1,008,981
Prepaid expenses	116,063	21,183	49,996	41,985	30,870
Prepaid Chief Compliance Officer expense	10,236	465	—	4,803	—
Total Assets	4,033,422,171	869,997,328	2,549,623,744	634,662,839	2,280,937,446
LIABILITIES:
Payable for collateral received from securities on loan	—	22,079,194	20,632,983	10,518,183	—
Payable for Fund shares repurchased	3,270,862	882,883	2,005,672	659,913	1,796,909
Payable for securities purchased	20,782,464	2,345,019	2,412,347	—	137,572,927
Investment management fee payable	2,089,673	633,022	1,216,135	372,049	1,015,252
Transfer agent fees payable	1,111,173	230,020	626,060	139,963	530,073
Custody fee payable	153,023	76,061	72,649	5,401	217,514
Trustees’ fees payable	138,520	36,968	117,023	12,283	64,218
Registration fees payable	167,415	71,501	181,792	—	88,135
Shareholder services	104,949	37,404	38,177	26,007	118,257
Variation margin on open future contracts (Note 4)	6,937	—	—	—	69,020
Forward sale commitments(5) (Note 5)	—	—	—	—	25,149,680
Options contracts written, at value(6) (Note 4)	—	—	6,236	9,630	—
Foreign capital gains tax payable	—	—	3,125,317	—	—
Accrued Chief Compliance Officer expense	—	—	—	—	15,021
Accrued expenses	323,786	66,019	329,497	2,059	217,463
Variation margin on open swap contracts	—	—	—	—	1,047,632
Total Liabilities	28,148,802	26,458,091	30,763,888	11,745,488	167,902,101
Total Net Assets	$4,005,273,369	$843,539,237	$2,518,859,856	$622,917,351	$2,113,035,345
NET ASSETS:
Par value	$290,334	$72,556	$207,502	$56,396	$256,478
Paid-in capital in excess of par value	2,884,459,186	754,130,587	2,342,053,540	600,023,494	2,528,378,110
Total distributable earnings (losses)	1,120,523,849	89,336,094	176,598,814	22,837,461	(415,599,243)
Total Net Assets	$4,005,273,369	$843,539,237	$2,518,859,856	$622,917,351	$2,113,035,345
Total Net Assets Class I	$3,628,427,714	$764,415,345	$2,280,007,222	$567,350,660	$1,919,151,080
Total Net Assets Class Z	$376,845,655	$79,123,892	$238,852,634	$55,566,691	$193,884,265
Shares Outstanding Class I	255,484,379	63,639,196	185,049,608	51,201,401	233,551,688
Shares Outstanding Class Z	34,849,183	8,917,197	22,452,571	5,194,137	22,926,718
Net Asset Value Class I	$14.20	$12.01	$12.32	$11.08	$8.22
Net Asset Value Class Z	$10.81	$8.87	$10.64	$10.70	$8.46
(1) Investments, at cost	$2,926,224,889	$733,114,854	$2,244,184,657	$593,292,358	$2,455,253,474
(2) Includes securities on loan	$—	$21,308,567	$19,398,663	$9,937,135	$—
(3) Foreign currency, at cost	$221	$—	$332,977	$68,604	$—
(4) Related to futures contracts	$—	$—	$—	$—	$—
(5) Proceeds received	$—	$—	$—	$—	$25,246,813
(6) Premiums received	$—	$—	$10,694	$10,376	$—
(7) Related to swap contracts	$—	$—	$—	$—	$—
See Notes to Financial Statements.

Statements of Assets and Liabilities
August 31, 2023 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
ASSETS:
Investments, at value(1),(2)	$408,837,348	$838,373,638	$890,591,556	$791,821,685	$101,384,823
Foreign currency, at value(3)	422	250	—	—	—
Cash	55,256	144,213	196,620	420,221	3,991
Receivable for securities sold	4,176,767	7,308,013	3,684,770	7,318,587	1,197,629
Dividends and interest receivable	5,166,849	11,149,971	9,103,142	3,719,837	160,260
Receivable for Fund shares sold	676,949	223,956	158,211	346,443	649
Receivable for expense reimbursement	—	—	8,468	—	—
Unrealized appreciation on open forward foreign currency contracts (Note 4)	379,890	529,232	—	—	—
Variation margin on open future contracts (Note 4)	—	—	20,775	—	—
Unrealized appreciation on swap contracts (Note 4)	—	—	—	9,857,507	—
Upfront premiums paid on swap contracts	—	—	—	3,323,622	—
Deposits with counterparty(4)	—	2,765,000	—	11,053,778	—
Cash held at Broker	—	3,553,098	—	52,490,006	—
Prepaid expenses	25,230	27,746	16,875	10,577	30,853
Prepaid Chief Compliance Officer expense	—	3,277	—	—	—
Other assets	—	8,469	—	—	—
Total Assets	419,318,711	864,086,863	903,780,417	880,362,263	102,778,205
LIABILITIES:
Payable for collateral received from securities on loan	—	843,675	—	100	—
Payable for Fund shares repurchased	349,504	754,692	980,122	696,745	65,926
Payable for securities purchased	8,731,680	22,661,259	5,743,548	1,958,687	825,736
Investment management fee payable	216,675	519,094	417,310	630,703	63,281
Transfer agent fees payable	96,744	185,333	222,302	208,660	28,997
Custody fee payable	73,222	55,393	95,693	125,837	33,280
Trustees’ fees payable	15,698	15,958	22,990	46,824	3,971
Registration fees payable	13,996	23,923	11,810	41,865	51,456
Shareholder services	1,433	26,209	46,426	47,535	—
Upfront premiums received on swap contracts	—	—	—	11,366,800	—
Unrealized depreciation on swap contracts (Note 4)	—	—	—	207,257	—
Securities sold short(5) (Note 5)	—	2,297,208	—	40,922,894	—
Options contracts written, at value(6) (Note 4)	—	185,781	—	—	288,413
Unrealized depreciation on open forward foreign currency contracts (Note 4)	—	2,824	—	—	—
Investment interest payable on securities sold short	—	58,503	—	—	—
Accrued Chief Compliance Officer expense	—	—	—	11,091	—
Accrued expenses	88,244	17,400	34,837	96,250	12,253
Other liabilities	—	149,210	—	—	—
Total Liabilities	9,587,196	27,796,462	7,575,038	56,361,248	1,373,313
Total Net Assets	$409,731,515	$836,290,401	$896,205,379	$824,001,015	$101,404,892
NET ASSETS:
Par value	$44,727	$91,945	$94,324	$80,087	$10,478
Paid-in capital in excess of par value	448,030,523	914,612,792	945,154,202	807,055,528	105,856,017
Total distributable earnings (losses)	(38,343,735)	(78,414,336)	(49,043,147)	16,865,400	(4,461,603)
Total Net Assets	$409,731,515	$836,290,401	$896,205,379	$824,001,015	$101,404,892
Total Net Assets Class I	$376,204,892	$767,072,092	$848,011,280	$758,494,562	$99,392,108
Total Net Assets Class Z	$33,526,623	$69,218,309	$48,194,099	$65,506,453	$2,012,784
Shares Outstanding Class I	41,145,569	84,471,588	89,266,407	73,565,549	10,267,160
Shares Outstanding Class Z	3,581,162	7,473,319	5,057,394	6,521,464	210,523
Net Asset Value Class I	$9.14	$9.08	$9.50	$10.31	$9.68
Net Asset Value Class Z	$9.36	$9.26	$9.53	$10.04	$9.56
(1) Investments, at cost	$434,419,712	$882,010,408	$910,493,644	$782,496,098	$96,978,614
(2) Includes securities on loan	$—	$826,573	$—	$22	$—
(3) Foreign currency, at cost	$422	$250	$—	$—	$—
(4) Related to futures contracts	$—	$2,765,000	$—	$—	$—
(5) Proceeds received	$—	$2,300,251	$—	$57,494,936	$—
(6) Premiums received	$—	$150,066	$—	$—	$584,027
(7) Related to swap contracts	$—	$—	$—	$—	$—
See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2023 (unaudited)

	Destinations Large Cap Equity Fund	Destinations Small-Mid Cap Equity Fund	Destinations International Equity Fund	Destinations Equity Income Fund	Destinations Core Fixed Income Fund
INVESTMENT INCOME:
Dividends	$26,461,428	$6,125,759	$50,029,198	$16,094,069	$925,268
Interest	1,395,778	547,488	1,847,304	366,493	38,452,266
Income from securities lending	118,611	161,194	179,631	43,077	—
Less: Foreign taxes withheld (Note 5)	(459,361)	(91)	(4,980,902)	(819,484)	—
Miscellaneous income	—	—	79,086	—	438
Total Investment Income	27,516,456	6,834,350	47,154,317	15,684,155	39,377,972
EXPENSES:
Investment management fee (Note 7)	15,669,613	4,166,596	12,172,543	2,731,711	6,806,429
Transfer agent fees	2,864,630	648,289	1,665,776	483,691	1,442,531
Custody fees	414,248	151,270	427,713	92,396	421,034
Trustees’ fees	238,900	63,434	136,033	30,110	118,341
Insurance	51,825	13,712	26,122	5,516	75,676
Audit and tax	92,184	23,521	42,445	17,228	42,616
Legal expense	92,997	23,817	55,976	12,481	45,247
Chief Compliance Officer expense	55,934	13,647	45,235	7,487	40,011
Shareholder reports fees	4,377	1,255	2,260	604	2,070
Shareholder services	111,789	57,410	81,569	54,690	84,988
Registration fees	151,233	80,033	126,086	27,289	79,635
Miscellaneous expense	104,083	29,680	116,442	9,977	98,992
Interest and dividend expense	43,603	22,334	5,552	5,262	8,808
Total Expenses	19,895,416	5,294,998	14,903,752	3,478,442	9,266,378
Less: Fee waivers and/or expense reimbursement (Note 7)	(2,971,866)	(7,647)	(2,780,571)	(344,559)	(850,615)
Net Expenses	16,923,550	5,287,351	12,123,181	3,133,883	8,415,763
Net Investment Income (Loss)	$10,592,906	$1,546,999	$35,031,136	$12,550,272	$30,962,209
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN
COMMITMENTS, OPTIONS CONTRACTS WRITTEN,
FORWARD SALE COMMITMENTS, SECURITIES SHORT
SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY
CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
(NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$154,892,643	$27,131,916	$(1,249,169)*	$(11,473,894)	$(31,716,902)
Futures contracts	245,676	—	—	—	959,276
Forward sale commitments	—	—	—	—	1,301,331
Options contracts written	—	—	33,481	141,183	—
Securities sold short	—	—	—	—	(28,301)
Swap contracts	—	—	122,002	—	—
Forward foreign currency contracts	—	—	—	—	—
Foreign currency transactions	5,622	—	(568,223)	(15,519)	—
Realized Gain (Loss)	155,143,941	27,131,916	(1,661,909)	(11,348,230)	(29,484,596)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	315,781,960	(9,414,722)	76,182,440**	2,439,222	14,709,083
Futures contracts	102,351	—	—	—	(329,096)
Unfunded loan commitments	—	—	—	—	118
Options contracts written	—	—	20,045	(1,559)	—
Forward sale commitments	—	—	—	—	(160,807)
Securities sold short	—	—	—	—	—
Swap contracts	—	—	—	—	158,481
Forward foreign currency contracts	—	—	—	—	—
Foreign currency transactions	(957)	—	206,090	21,982	—
Change in Net Unrealized Appreciation (Depreciation):	315,883,354	(9,414,722)	76,408,575	2,459,645	14,377,779
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	471,027,295	17,717,194	74,746,666	(8,888,585)	(15,106,817)
Total Increase (Decrease) in Net Assets from Operations	$481,620,201	$19,264,193	$109,777,802	$3,661,687	$15,855,392

*
Includes foreign capital gains tax of  $(371,279) for Destinations International Equity Fund.

**
Includes accrued foreign capital gains tax of  $2,966,002 for Destinations International Equity Fund.

See Notes to Financial Statements.

Statements of Operations
For the Six Months Ended August 31, 2023 (unaudited)  (concluded)

	Destinations Low Duration Fixed Income Fund	Destinations Global Fixed Income Opportunities Fund	Destinations Municipal Fixed Income Fund	Destinations Multi Strategy Alternatives Fund	Destinations Shelter Fund
INVESTMENT INCOME:
Dividends	$765,694	$3,341,675	$305,996	$4,497,969	$837,682
Interest	14,188,247	24,363,495	13,659,410	20,604,216	27,451
Income from securities lending	6,255	48,356	—	2,332	—
Less: Foreign taxes withheld (Note 5)	—	—	—	—	(4,294)
Miscellaneous income	—	—	—	—	—
Total Investment Income	14,960,196	27,753,526	13,965,406	25,104,517	860,839
EXPENSES:
Investment management fee (Note 7)	1,480,369	3,350,346	3,132,954	5,409,725	430,104
Transfer agent fees	307,596	560,814	646,563	573,237	81,111
Custody fees	119,679	136,782	193,794	174,121	48,622
Trustees’ fees	27,951	37,805	47,159	63,612	6,492
Insurance	6,585	8,127	11,809	13,461	2,031
Audit and tax	11,999	15,787	16,963	25,983	4,180
Legal expense	10,889	13,552	18,602	45,141	2,122
Chief Compliance Officer expense	7,647	9,345	17,513	20,790	2,438
Shareholder reports fees	23,086	821	894	1,371	61
Shareholder services	46,596	51,462	15,774	65,694	1,439
Registration fees	37,104	54,766	34,918	53,088	86,244
Miscellaneous expense	28,322	39,514	19,737	34,843	11,115
Interest and dividend expense	6,201	92,476	746	378,846	354
Total Expenses	2,114,024	4,371,597	4,157,426	6,859,912	676,313
Less: Fee waivers and/or expense reimbursement (Note 7)	(74,481)	(500,073)	(702,224)	(1,738,191)	(55,900)
Net Expenses	2,039,543	3,871,524	3,455,202	5,121,721	620,413
Net Investment Income (Loss)	$12,920,653	$23,882,002	$10,510,204	$19,982,796	$240,426
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS, UNFUNDED LOAN COMMITMENTS, OPTIONS CONTRACTS WRITTEN, FORWARD SALE COMMITMENTS, SECURITIES SHORT SOLD, SWAP CONTRACTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 4 AND 5):

Net Realized Gain (Loss) From:
Investments	$(7,934,342)	$(14,171,314)	$(3,773,721)	$3,405,419	$(5,159,081)
Futures contracts	—	—	72,699	—	—
Forward sale commitments	—	—	—	—	—
Options contracts written	—	454,235	—	—	(298,724)
Securities sold short	—	177,612	—	10,066,143	—
Swap contracts	—	—	—	2,340,951	—
Forward foreign currency contracts	(1,432,785)	(1,454,266)	—	—	—
Foreign currency transactions	895,937	971,529	—	—	—
Realized Gain (Loss)	(8,471,190)	(14,022,204)	(3,701,022)	15,812,513	(5,457,805)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	6,508,165	10,293,761	1,124,645	(5,420,109)	16,212,136
Futures contracts	—	—	(19,078)	—	—
Unfunded loan commitments	—	—	—	—	—
Options contracts written	—	(172,843)	—	—	(135,290)
Forward sale commitments	—	—	—	—	—
Securities sold short	—	(107,808)	—	(5,262,381)	—
Swap contracts	—	—	—	4,718,801	—
Forward foreign currency contracts	(193,318)	106,838	—	—	—
Foreign currency transactions	(134,708)	(173,588)	—	—	—
Change in Net Unrealized Appreciation (Depreciation):	6,180,139	9,946,360	1,105,567	(5,963,689)	16,076,846
Net Gain (Loss) on Investments, Futures Contracts, Options Contracts Written, Forward Sale Commitments, Securities Short Sold, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(2,291,051)	(4,075,844)	(2,595,455)	9,848,824	10,619,041
Total Increase (Decrease) in Net Assets from Operations	$10,629,602	$19,806,158	$7,914,749	$29,831,620	$10,859,467
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2023 and Year Ended February 28, 2023 (unaudited)

	Destinations Large Cap Equity Fund		Destinations Small-Mid Cap Equity Fund		Destinations International Equity Fund
	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023
OPERATIONS:
Net investment income (loss)	$10,592,906	$30,019,640	$1,546,999	$4,320,997	$35,031,136	$23,057,959
Net realized gain (loss)	155,143,941	(113,462,263)	27,131,916	(68,894,421)	(1,661,909)	(108,951,275)
Change in unrealized appreciation (depreciation)	315,883,354	(308,710,516)	(9,414,722)	(15,766,967)	76,408,575	(170,786,833)
Increase (Decrease) in Net Assets From Operations	481,620,201	(392,153,139)	19,264,193	(80,340,391)	109,777,802	(256,680,149)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	—	(208,655,308)	—	(34,942,635)	—	(47,929,247)
Class Z	—	(27,383,971)	—	(4,523,397)	—	(5,791,597)
Decrease in Net Assets From Distributions to Shareholders	—	(236,039,279)	—	(39,466,032)	—	(53,720,844)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	158,043,698	504,336,142	38,784,738	133,573,872	562,951,898	228,834,565
Class Z	29,872,990	78,471,942	6,615,668	20,629,275	66,186,743	37,882,738
Reinvestment of distributions:
Class I	—	206,900,479	—	34,693,512	—	47,529,535
Class Z	—	26,936,686	—	4,443,660	—	5,691,480
Cost of shares repurchased:
Class I	(958,389,101)	(938,155,299)	(327,279,114)	(222,745,216)	(222,444,714)	(574,480,158)
Class Z	(94,658,024)	(150,588,094)	(30,429,023)	(37,594,065)	(21,599,535)	(82,840,187)
Increase (Decrease) in Net Assets From Fund Share Transactions	(865,130,437)	(272,098,144)	(312,307,731)	(66,998,962)	385,094,392	(337,382,027)
Increase (Decrease) in Net Assets	(383,510,236)	(900,290,562)	(293,043,538)	(186,805,385)	494,872,194	(647,783,020)
NET ASSETS:
Beginning of period	4,388,783,605	5,289,074,167	1,136,582,775	1,323,388,160	2,023,987,662	2,671,770,682
End of period	$4,005,273,369	$4,388,783,605	$843,539,237	$1,136,582,775	$2,518,859,856	$2,023,987,662
	Destinations Equity Income Fund		Destinations Core Fixed Income Fund
	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023
OPERATIONS:
Net investment income (loss)	$12,550,272	$17,968,124	$30,962,209	$56,483,287
Net realized gain (loss)	(11,348,230)	13,464,926	(29,484,596)	(111,507,289)
Change in unrealized appreciation (depreciation)	2,459,645	(35,314,418)	14,377,779	(164,503,972)
Increase (Decrease) in Net Assets From Operations	3,661,687	(3,881,368)	15,855,392	(219,527,974)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(12,707,260)	(27,242,743)	(35,132,107)	(51,511,757)
Class Z	(1,266,171)	(2,606,305)	(3,474,026)	(4,935,258)
Decrease in Net Assets From Distributions to Shareholders	(13,973,431)	(29,849,048)	(38,606,133)	(56,447,015)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	29,660,289	297,686,879	318,874,271	403,068,744
Class Z	5,343,140	32,837,879	40,796,623	52,229,510
Reinvestment of distributions:
Class I	12,600,477	27,030,415	34,824,258	51,103,461
Class Z	1,226,958	2,504,455	3,412,040	4,834,646
Cost of shares repurchased:
Class I	(117,134,041)	(111,671,803)	(207,110,438)	(411,011,008)
Class Z	(10,171,214)	(16,748,275)	(18,354,614)	(64,928,010)
Increase (Decrease) in Net Assets From Fund Share Transactions	(78,474,391)	231,639,550	172,442,140	35,297,343
Increase (Decrease) in Net Assets	(88,786,135)	197,909,134	149,691,399	(240,677,646)
NET ASSETS:
Beginning of period	711,703,486	513,794,352	1,963,343,946	2,204,021,592
End of period	$622,917,351	$711,703,486	$2,113,035,345	$1,963,343,946
See Notes to Financial Statements.

Statements of Changes in Net Assets
For the Six Months Ended August 31, 2023 and Year Ended February 28, 2023 (unaudited) (concluded)

	Destinations Low Duration Fixed Income Fund		Destinations Global Fixed Income Opportunities Fund		Destinations Municipal Fixed Income Fund
	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023
OPERATIONS:
Net investment income (loss)	$12,920,653	$24,589,689	$23,882,002	$34,061,879	$10,510,204	$13,962,205
Net realized gain (loss)	(8,471,190)	(1,752,868)	(14,022,204)	(12,472,083)	(3,701,022)	(13,511,455)
Change in unrealized appreciation (depreciation)	6,180,139	(22,815,109)	9,946,360	(37,561,560)	1,105,567	(30,088,734)
Increase (Decrease) in Net Assets From Operations	10,629,602	21,712	19,806,158	(15,971,764)	7,914,749	(29,637,984)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5):
Class I	(11,755,296)	(26,958,411)	(21,615,996)	(30,862,604)	(11,514,751)	(16,101,585)
Class Z	(1,027,713)	(2,249,387)	(1,893,905)	(2,718,796)	(673,411)	(912,995)
Decrease in Net Assets From Distributions to Shareholders	(12,783,009)	(29,207,798)	(23,509,901)	(33,581,400)	(12,188,162)	(17,014,580)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	27,284,971	90,253,320	169,636,019	119,399,527	115,418,014	160,539,965
Class Z	5,532,674	9,730,784	17,487,197	13,620,653	10,785,287	17,583,000
Reinvestment of distributions:
Class I	11,643,430	26,746,026	21,418,234	30,612,580	11,386,509	15,945,827
Class Z	1,008,142	2,197,436	1,847,061	2,640,802	647,089	875,610
Cost of shares repurchased:
Class I	(112,104,696)	(177,476,575)	(82,233,296)	(142,145,739)	(93,672,282)	(200,082,715)
Class Z	(9,829,517)	(21,925,643)	(6,777,337)	(21,479,728)	(6,846,860)	(17,658,567)
Increase (Decrease) in Net Assets From Fund Share Transactions	(76,464,996)	(70,474,652)	121,377,878	2,648,095	37,717,757	(22,796,880)
Increase (Decrease) in Net Assets	(78,618,403)	(99,660,738)	117,674,135	(46,905,069)	33,444,344	(69,449,444)
NET ASSETS:
Beginning of period	488,349,918	588,010,656	718,616,266	765,521,335	862,761,035	932,210,479
End of period	$409,731,515	$488,349,918	$836,290,401	$718,616,266	$896,205,379	$862,761,035
	Destinations Multi Strategy Alternatives Fund		Destinations Shelter Fund
	August 31, 2023	February 28, 2023	August 31, 2023	February 28, 2023
OPERATIONS:
Net investment income (loss)	$19,982,796	$35,519,960	$240,426	$363,609
Net realized gain (loss)	15,812,513	(32,215,484)	(5,457,805)	(2,762,442)
Change in unrealized appreciation (depreciation)	(5,963,689)	7,486,759	16,076,846	(8,098,003)
Increase (Decrease) in Net Assets From Operations	29,831,620	10,791,235	10,859,467	(10,496,836)
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 5) :
Class I	(12,334,940)	(28,931,104)	(153,311)	(484,190)
Class Z	(1,123,218)	(2,659,540)	(4,020)	(11,403)
Decrease in Net Assets From Distributions to Shareholders	(13,458,158)	(31,590,644)	(157,331)	(495,593)
FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares:
Class I	78,353,556	111,935,599	1,655,126	8,031,819
Class Z	8,112,870	18,229,720	132,695	289,310
Reinvestment of distributions:
Class I	12,221,483	28,697,347	153,311	484,189
Class Z	1,100,634	2,601,205	4,020	11,403
Cost of shares repurchased:
Class I	(198,061,128)	(435,422,534)	(12,326,645)	(21,510,482)
Class Z	(17,261,546)	(55,202,524)	(104,620)	(461,290)
Increase (Decrease) in Net Assets From Fund Share Transactions	(115,534,131)	(329,161,187)	(10,486,113)	(13,155,051)
Increase (Decrease) in Net Assets	(99,160,669)	(349,960,596)	216,023	(24,147,480)
NET ASSETS:
Beginning of period	923,161,684	1,273,122,280	101,188,869	125,336,349
End of period	$824,001,015	$923,161,684	$101,404,892	$101,188,869
See Notes to Financial Statements.

Financial Highlights
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$12.69	$14.44	$15.84	$11.88	$11.61	$11.71
Income (Loss) from Operations:
Net investment income(2)	0.03	0.08	0.04	0.07	0.10	0.11
Net realized and unrealized gain (loss)	1.48	(1.14)	1.33	4.19	0.40	0.18
Total Income (Loss) from Operations	1.51	(1.06)	1.37	4.26	0.50	0.29
Less Distributions From:
Net investment income	—	(0.07)	(0.10)	(0.01)	(0.10)	(0.10)
Net realized gain	—	(0.62)	(2.67)	(0.29)	(0.13)	(0.29)
Total Distributions	—	(0.69)	(2.77)	(0.30)	(0.23)	(0.39)
Net Asset Value, End of Period	$14.20	$12.69	$14.44	$15.84	$11.88	$11.61
Total Return(3)	11.90%(4)	(7.21)%	7.48%	35.94%	4.18%	2.73%
Net Assets, End of Period (millions)	$3,628	$3,992	$4,783	$4,450	$3,651	$3,427
Ratios to Average Net Assets:
Gross expenses	0.96%(5)	0.96%	0.95%	0.95%	0.95%	0.97%
Net expenses(6)	0.82%(5)	0.82%	0.80%	0.82%	0.82%	0.85%
Net investment income(6)	0.49%(5)	0.64%	0.21%	0.56%	0.84%	0.91%
Portfolio Turnover Rate(7)	43%(4)	71%	83%	48%	49%	28%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Large Cap Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.65	$11.18	$12.81	$9.65	$9.46	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.08	0.05	0.08	0.10	0.07
Net realized and unrealized gain (loss)	1.13	(0.90)	1.12	3.40	0.34	(0.21)
Total Income (Loss) from Operations	1.16	(0.82)	1.17	3.48	0.44	(0.14)
Less Distributions From:
Net investment income	—	(0.09)	(0.13)	(0.03)	(0.12)	(0.11)
Net realized gain	—	(0.62)	(2.67)	(0.29)	(0.13)	(0.29)
Total Distributions	—	(0.71)	(2.80)	(0.32)	(0.25)	(0.40)
Net Asset Value, End of Period	$10.81	$9.65	$11.18	$12.81	$9.65	$9.46
Total Return(3)	12.02%(4)	(7.16)%	7.65%	36.16%	4.45%	(0.94)%(4)
Net Assets, End of Period (millions)	$377	$397	$506	$283	$200	$70
Ratios to Average Net Assets:
Gross expenses	0.81%(5)	0.81%	0.80%	0.80%	0.80%	0.82%(5)
Net expenses(6)	0.67%(5)	0.67%	0.65%	0.67%	0.67%	0.70%(5)
Net investment income(6)	0.64%(5)	0.79%	0.36%	0.70%	0.96%	1.06%(5)
Portfolio Turnover Rate(7)	43%(4)	71%	83%	48%	49%	28%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$11.79	$12.97	$16.43	$10.92	$11.31	$10.98
Income (Loss) from Operations:
Net investment income (loss)(2)	0.02	0.04	(0.01)	0.01	0.06	0.06
Net realized and unrealized gain (loss)	0.20	(0.82)	0.55	5.80	0.04	0.84
Total Income (Loss) from Operations	0.22	(0.78)	0.54	5.81	0.10	0.90
Less Distributions From:
Net investment income	—	—	—	(0.00)*	(0.06)	(0.05)
Net realized gain	—	(0.40)	(4.00)	(0.30)	(0.43)	(0.52)
Total Distributions	—	(0.40)	(4.00)	(0.30)	(0.49)	(0.57)
Net Asset Value, End of Period	$12.01	$11.79	$12.97	$16.43	$10.92	$11.31
Total Return(3)	1.87%(4)	(5.86)%	1.66%	53.65%	0.52%	9.02%
Net Assets, End of Period (millions)	$765	$1,036	$1,198	$1,167	$890	$962
Ratios to Average Net Assets:
Gross expenses	1.15%(5)	1.13%	1.11%	1.11%	1.11%	1.12%
Net expenses(6)	1.15%(5)	1.12%	1.10%	1.11%	1.08%	1.03%
Net investment income(6)	0.32%(5)	0.36%	(0.05)%	0.09%	0.54%	0.53%
Portfolio Turnover Rate(7)	52%(4)	125%	111%	145%	110%	85%

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Small Mid Cap Equity

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$8.70	$9.68	$13.17	$8.80	$9.20	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.05	0.01	0.02	0.06	0.04
Net realized and unrealized gain (loss)	0.15	(0.63)	0.50	4.67	0.05	(0.25)
Total Income (Loss) from Operations	0.17	(0.58)	0.51	4.69	0.11	(0.21)
Less Distributions From:
Net investment income	—	—	—	(0.02)	(0.08)	(0.07)
Net realized gain	—	(0.40)	(4.00)	(0.30)	(0.43)	(0.52)
Total Distributions	—	(0.40)	(4.00)	(0.32)	(0.51)	(0.59)
Net Asset Value, End of Period	$8.87	$8.70	$9.68	$13.17	$8.80	$9.20
Total Return(3)	1.95%(4)	(5.78)%	1.86%	53.85%	0.69%	(1.24)%(4)
Net Assets, End of Period (millions)	$79	$101	$126	$74	$46	$19
Ratios to Average Net Assets:
Gross expenses	1.00%(5)	0.98%	0.96%	0.96%	0.97%	0.97%(5)
Net expenses(6)	1.00%(5)	0.97%	0.95%	0.96%	0.94%	0.88%(5)
Net investment income(6)	0.47%(5)	0.51%	0.10%	0.22%	0.66%	0.68%(5)
Portfolio Turnover Rate(7)	52%(4)	125%	111%	145%	110%	85%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$11.72	$13.24	$15.11	$11.30	$10.86	$11.69
Income (Loss) from Operations:
Net investment income(2)	0.18	0.12	0.01	0.00*	0.09	0.09
Net realized and unrealized gain (loss)	0.42	(1.33)	(1.22)	3.81	0.44	(0.77)
Total Income (Loss) from Operations	0.60	(1.21)	(1.21)	3.81	0.53	(0.68)
Less Distributions From:
Net investment income	—	(0.20)	(0.03)	(0.00)*	(0.09)	(0.12)
Net realized gain	—	(0.11)	(0.63)	—	—	(0.03)
Total Distributions	—	(0.31)	(0.66)	—	(0.09)	(0.15)
Net Asset Value, End of Period	$12.32	$11.72	$13.24	$15.11	$11.30	$10.86
Total Return(3)	5.12%(4)	(9.07)%	(8.36)%	33.76%	4.83%	(5.71)%
Net Assets, End of Period (millions)	$2,280	$1,840	$2,419	$2,288	$1,884	$1,618
Ratios to Average Net Assets:
Gross expenses	1.24%(5)	1.26%	1.24%	1.24%	1.25%	1.28%
Net expenses(6)	1.01%(5)	1.16%	1.20%	1.23%	1.17%	1.18%
Net investment income(6)	2.85%(5)	1.02%	0.05%	0.02%	0.77%	0.83%
Portfolio Turnover Rate(7)	26%(4)	66%	48%	38%	27%	32%

*
Amount is less than $0.005 per share.

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations International Equity Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.11	$11.48	$13.18	$9.86	$9.48	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.16	0.12	0.02	0.02	0.06	0.02
Net realized and unrealized gain (loss)	0.37	(1.16)	(1.05)	3.32	0.43	(0.38)
Total Income (Loss) from Operations	0.53	(1.04)	(1.03)	3.34	0.49	(0.36)
Less Distributions From:
Net investment income	—	(0.22)	(0.04)	(0.02)	(0.11)	(0.13)
Net realized gain	—	(0.11)	(0.63)	—	—	(0.03)
Total Distributions	—	(0.33)	(0.67)	(0.02)	(0.11)	(0.16)
Net Asset Value, End of Period	$10.64	$10.11	$11.48	$13.18	$9.86	$9.48
Total Return(3)	5.24%(4)	(8.98)%	(8.16)%	33.91%	5.05%	(3.43)%(4)
Net Assets, End of Period (millions)	$239	$184	$253	$145	$99	$33
Ratios to Average Net Assets:
Gross expenses	1.09%(5)	1.11%	1.09%	1.09%	1.10%	1.13%(5)
Net expenses(6)	0.86%(5)	1.01%	1.05%	1.08%	1.02%	1.03%(5)
Net investment income(6)	3%(5)	1.18%	0.13%	0.14%	0.62%	0.98%(5)
Portfolio Turnover Rate(7)	26%(4)	66%	48%	38%	27%	32%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$11.27	$11.91	$10.26	$9.74	$10.20	$10.14
Income (Loss) from Operations:
Net investment income(2)	0.20	0.36	0.34	0.34	0.35	0.32
Net realized and unrealized gain (loss)	(0.16)	(0.47)	1.65	0.63	(0.40)	0.39
Total Income (Loss) from Operations	0.04	(0.11)	1.99	0.97	(0.05)	0.71
Less Distributions From:
Net investment income	(0.23)	(0.34)	(0.34)	(0.31)	(0.32)	(0.29)
Net realized gain	—	(0.19)	—	(0.14)	(0.09)	(0.36)
Total Distributions	(0.23)	(0.53)	(0.34)	(0.45)	(0.41)	(0.65)
Net Asset Value, End of Period	$11.08	$11.27	$11.91	$10.26	$9.74	$10.20
Total Return(3)	0.33%(4)	(0.83)%	19.68%	10.37%	(0.78)%	7.52%
Net Assets, End of Period (millions)	$567	$652	$469	$375	$441	$391
Ratios to Average Net Assets:
Gross expenses	1.03%(5)	1.04%	1.04%	1.03%	1.03%	1.04%
Net expenses(6)	0.93%(5)	0.94%	0.92%	0.92%	0.88%	0.87%
Net investment income(6)	3.65%(5)	3.10%	2.94%	3.60%	3.31%	3.13%
Portfolio Turnover Rate(7)	27%(4)	46%	58%	54%	43%	74%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Equity Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$10.89	$11.52	$9.94	$9.44	$9.89	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.21	0.36	0.35	0.34	0.36	0.20
Net realized and unrealized gain (loss)	(0.17)	(0.45)	1.59	0.62	(0.38)	0.21
Total Income (Loss) from Operations	0.04	(0.09)	1.94	0.96	(0.02)	0.41
Less Distributions From:
Net investment income	(0.23)	(0.35)	(0.36)	(0.32)	(0.34)	(0.16)
Net realized gain	—	(0.19)	—	(0.14)	(0.09)	(0.36)
Total Distributions	(0.23)	(0.54)	(0.36)	(0.46)	(0.43)	(0.52)
Net Asset Value, End of Period	$10.70	$10.89	$11.52	$9.94	$9.44	$9.89
Total Return(3)	0.40%(4)	(0.65)%	19.71%	10.63%	(0.58)%	4.51%(4)
Net Assets, End of Period (millions)	$56	$60	$44	$24	$21	$10
Ratios to Average Net Assets:
Gross expenses	0.88%(5)	0.89%	0.89%	0.88%	0.88%	0.89%(5)
Net expenses(6)	0.78%(5)	0.79%	0.77%	0.77%	0.74%	0.72%(5)
Net investment income(6)	3.79%(5)	3.24%	3.09%	3.72%	3.46%	3.28%(5)
Portfolio Turnover Rate(7)	27%(4)	46%	58%	54%	43%	74%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$8.31	$9.52	$10.19	$10.42	$9.83	$9.83
Income (Loss) from Operations:
Net investment income(2)	0.12	0.24	0.12	0.20	0.28	0.28
Net realized and unrealized gain (loss)	(0.06)	(1.21)	(0.38)	(0.20)	0.59	(0.01)
Total Income (Loss) from Operations	0.06	(0.97)	(0.26)	—	0.87	0.27
Less Distributions From:
Net investment income	(0.15)	(0.24)	(0.13)	(0.20)	(0.28)	(0.27)
Net realized gain	—	—	(0.28)	(0.03)	—	—
Total Distributions	(0.15)	(0.24)	(0.41)	(0.23)	(0.28)	(0.27)
Net Asset Value, End of Period	$8.22	$8.31	$9.52	$10.19	$10.42	$9.83
Total Return(3)	0.76%(4)	(10.19)%	(2.72)%	0.05%	8.97%	2.77%
Net Assets, End of Period (millions)	$1,919	$1,793	$2,002	$2,079	$1,896	$1,708
Ratios to Average Net Assets:
Gross expenses	0.9%(5)	0.89%	0.87%	0.87%	0.88%	0.89%
Net expenses(6)	0.82%(5)	0.81%	0.79%	0.78%	0.80%	0.81%
Net investment income(6)	2.94%(5)	2.82%	1.18%	1.91%	2.80%	2.85%
Portfolio Turnover Rate(7)	95%(4)	198%	240%	204%	43%	64%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Core Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$8.55	$9.79	$10.46	$10.69	$10.08	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.13	0.26	0.14	0.22	0.30	0.20
Net realized and unrealized gain (loss)	(0.06)	(1.24)	(0.39)	(0.21)	0.61	0.03
Total Income (Loss) from Operations	0.07	(0.98)	(0.25)	0.01	0.91	0.23
Less Distributions From:
Net investment income	(0.16)	(0.26)	(0.14)	(0.21)	(0.30)	(0.15)
Net realized gain	—	—	(0.28)	(0.03)	—	—
Total Distributions	(0.16)	(0.26)	(0.42)	(0.24)	(0.30)	(0.15)
Net Asset Value, End of Period	$8.46	$8.55	$9.79	$10.46	$10.69	$10.08
Total Return(3)	0.79%(4)	(10.08)%	(2.50)%	0.17%	9.11%	2.29%(4)
Net Assets, End of Period (millions)	$194	$170	$202	$121	$99	$29
Ratios to Average Net Assets:
Gross expenses	0.75%(5)	0.74%	0.72%	0.72%	0.73%	0.74%(5)
Net expenses(6)	0.67%(5)	0.66%	0.64%	0.63%	0.65%	0.66%(5)
Net investment income(6)	3.07%(5)	2.96%	1.36%	2.05%	2.90%	3.00%(5)
Portfolio Turnover Rate(7)	95%(4)	198%	240%	204%	43%	64%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$9.19	$9.68	$9.73	$9.75	$9.84	$9.90
Income (Loss) from Operations:
Net investment income(2)	0.28	0.42	0.30	0.34	0.33	0.35
Net realized and unrealized gain (loss)	(0.05)	(0.39)	0.03	(0.02)	(0.08)	(0.08)
Total Income from Operations	0.23	0.03	0.33	0.32	0.25	0.27
Less Distributions From:
Net investment income	(0.28)	(0.51)	(0.37)	(0.34)	(0.34)	(0.33)
Net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.28)	(0.52)	(0.38)	(0.34)	(0.34)	(0.33)
Net Asset Value, End of Period	$9.14	$9.19	$9.68	$9.73	$9.75	$9.84
Total Return(3)	2.56%(4)	0.37%	3.40%	3.43%	2.59%	2.79%
Net Assets, End of Period (millions)	$376	$451	$539	$418	$320	$386
Ratios to Average Net Assets:
Gross expenses	1.01%(5)	0.96%	0.93%	0.95%	0.96%	0.97%
Net expenses(6)	0.97%(5)	0.94%	0.93%	0.95%	0.94%	0.93%
Net investment income(6)	6.08%(5)	4.51%	3.09%	3.63%	3.30%	3.51%
Portfolio Turnover Rate(7)	36%(4)	98%	107%	168%	138%	120%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Low Duration Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.40	$9.89	$9.93	$9.94	$10.03	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.29	0.44	0.33	0.36	0.34	0.22
Net realized and unrealized gain (loss)	(0.04)	(0.40)	0.02	(0.02)	(0.07)	(0.03)
Total Income from Operations	0.25	0.04	0.35	0.34	0.27	0.19
Less Distributions From:
Net investment income	(0.29)	(0.52)	(0.38)	(0.35)	(0.36)	(0.16)
Net realized gain	—	(0.01)	(0.01)	—	—	—
Total Distributions	(0.29)	(0.53)	(0.39)	(0.35)	(0.36)	(0.16)
Net Asset Value, End of Period	$9.36	$9.40	$9.89	$9.93	$9.94	$10.03
Total Return(3)	2.68%(4)	0.49%	3.56%	3.60%	2.69%	1.82%(4)
Net Assets, End of Period (millions)	$34	$37	$49	$22	$14	$6
Ratios to Average Net Assets:
Gross expenses	0.86%(5)	0.80%	0.78%	0.80%	0.82%	0.82%(5)
Net expenses(6)	0.82%(5)	0.79%	0.78%	0.80%	0.80%	0.78%(5)
Net investment income(6)	6.23%(5)	4.63%	3.28%	3.78%	3.40%	3.66%(5)
Portfolio Turnover Rate(7)	36%(4)	98%	107%	168%	138%	120%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$9.12	$9.76	$10.02	$9.83	$9.82	$9.99
Income (Loss) from Operations:
Net investment income(2)	0.28	0.44	0.32	0.40	0.39	0.38
Net realized and unrealized gain (loss)	(0.05)	(0.65)	(0.17)	0.19	0.02	(0.18)
Total Income (Loss) from Operations	0.23	(0.21)	0.15	0.59	0.41	0.20
Less Distributions From:
Net investment income	(0.27)	(0.43)	(0.41)	(0.40)	(0.40)	(0.37)
Total Distributions	(0.27)	(0.43)	(0.41)	(0.40)	(0.40)	(0.37)
Net Asset Value, End of Period	$9.08	$9.12	$9.76	$10.02	$9.83	$9.82
Total Return(3)	2.56%(4)	(2.09)%	1.49%	6.28%	4.18%	2.20%
Net Assets, End of Period (millions)	$767	$662	$699	$718	$733	$769
Ratios to Average Net Assets:
Gross expenses(6)	1.12%(5)	1.14%	1.19%	1.13%	1.11%	1.09%
Net expenses(6)(7)	0.99%(5)	1.03%	1.08%	1.02%	1.00%	0.98%
Net investment income(7)	6.04%(5)	4.70%	3.17%	4.17%	3.92%	3.90%
Portfolio Turnover Rate(8)	34%(4)	58%	90%	164%	84%	79%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.01%, 0.04%, 0.09%, 0.05%, 0.03% and 0.00% (annualized) for the period ended August 31, 2023, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the year ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Global Fixed Income Opportunities Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.30	$9.94	$10.19	$9.99	$9.98	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.29	0.46	0.34	0.42	0.41	0.26
Net realized and unrealized gain (loss)	(0.05)	(0.66)	(0.17)	0.19	0.01	(0.08)
Total Income (Loss) from Operations	0.24	(0.20)	0.17	0.61	0.42	0.18
Less Distributions From:
Net investment income	(0.28)	(0.44)	(0.42)	(0.41)	(0.41)	(0.20)
Total Distributions	(0.28)	(0.44)	(0.42)	(0.41)	(0.41)	(0.20)
Net Asset Value, End of Period	$9.26	$9.30	$9.94	$10.19	$9.99	$9.98
Total Return(3)	2.59%(4)	(1.91)%	1.67%	6.43%	4.26%	1.72%(4)
Net Assets, End of Period (millions)	$69	$57	$66	$40	$34	$14
Ratios to Average Net Assets:
Gross expenses(6)	0.97%(5)	0.99%	1.04%	0.98%	0.96%	0.94%(5)
Net expenses(6)(7)	0.84%(5)	0.88%	0.93%	0.87%	0.85%	0.83%(5)
Net investment income(7)	6.18%(5)	4.83%	3.30%	4.31%	4.06%	4.05%(5)
Portfolio Turnover Rate(8)	34%(4)	58%	90%	164%	84%	79%(4)

(1)
For the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.01%, 0.04%, 0.09%, 0.05%, 0.03% and 0.00% (annualized) for the period ended August 31, 2023, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the year ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$9.54	$10.07	$10.38	$10.61	$10.11	$9.93
Income (Loss) from Operations:
Net investment income(2)	0.11	0.16	0.10	0.13	0.16	0.17
Net realized and unrealized gain (loss)	(0.02)	(0.50)	(0.26)	(0.13)	0.58	0.15
Total Income (Loss) from Operations	0.09	(0.34)	(0.16)	—	0.74	0.32
Less Distributions From:
Net investment income	(0.13)	(0.19)	(0.13)	(0.16)	(0.20)	(0.14)
Net realized gain	—	—	(0.02)	(0.07)	(0.04)	—
Total Distributions	(0.13)	(0.19)	(0.15)	(0.23)	(0.24)	(0.14)
Net Asset Value, End of Period	$9.50	$9.54	$10.07	$10.38	$10.61	$10.11
Total Return(3)	0.95%(4)	(4.87)%	(1.53)%	0.00%	7.38%	3.30%
Net Assets, End of Period (millions)	$848	$819	$887	$884	$878	$862
Ratios to Average Net Assets:
Gross expenses	0.94%(5)	0.94%	0.93%	0.93%	0.95%	0.95%
Net expenses(6)	0.78%(5)	0.78%	0.76%	0.77%	0.80%	0.80%
Net investment income(6)	2.34%(5)	1.62%	0.97%	1.26%	1.56%	1.71%
Portfolio Turnover Rate(7)	34%(4)	48%	41%	38%	38%	84%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Municipal Fixed Income Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.57	$10.10	$10.40	$10.64	$10.14	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.12	0.17	0.12	0.15	0.18	0.13
Net realized and unrealized gain (loss)	(0.02)	(0.50)	(0.25)	(0.14)	0.57	0.11
Total Income (Loss) from Operations	0.10	(0.33)	(0.13)	0.01	0.75	0.24
Less Distributions From:
Net investment income	(0.14)	(0.20)	(0.15)	(0.18)	(0.21)	(0.10)
Net realized gain	—	—	(0.02)	(0.07)	(0.04)	—
Total Distributions	(0.14)	(0.20)	(0.17)	(0.25)	(0.25)	(0.10)
Net Asset Value, End of Period	$9.53	$9.57	$10.10	$10.40	$10.64	$10.14
Total Return(3)	1.02%(4)	(3.21)%	(1.29)%	0.05%	7.51%	2.42%(4)
Net Assets, End of Period (millions)	$48	$44	$45	$26	$19	$12
Ratios to Average Net Assets:
Gross expenses	0.79%(5)	0.79%	0.78%	0.78%	0.80%	0.80%(5)
Net expenses(6)	0.63%(5)	0.63%	0.61%	0.62%	0.65%	0.65%(5)
Net investment income(6)	2.49%(5)	1.77%	1.14%	1.40%	1.71%	1.86%(5)
Portfolio Turnover Rate(7)	34%(4)	48%	41%	38%	38%	84%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited), and for the period from inception of Class (July 16, 2018) through the period ended February 28, 2019 respectively.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class I
	2023(1)	2023	2022	2021	2020	2019
Net asset value, Beginning of Period	$10.10	$10.22	$10.57	$9.67	$9.76	$10.20
Income (Loss) from Operations:
Net investment income(2)	0.25	0.31	0.10	0.14	0.37	0.40
Net realized and unrealized gain (loss)	0.13	(0.13)	0.03	0.91	(0.02)	(0.32)
Total Income from Operations	0.38	0.18	0.13	1.05	0.35	0.08
Less Distributions From:
Net investment income	(0.17)	(0.27)	(0.22)	(0.15)	(0.41)	(0.35)
Net realized gain	—	(0.03)	(0.26)	—	(0.03)	(0.17)
Total Distributions	(0.17)	(0.30)	(0.48)	(0.15)	(0.44)	(0.52)
Net Asset Value, End of Period	$10.31	$10.10	$10.22	$10.57	$9.67	$9.76
Total Return(3)	3.85%(4)	1.87%	1.25%	11.09%	3.76%	1.10%
Net Assets, End of Period (millions)	$758	$851	$1,165	$1,102	$888	$897
Ratios to Average Net Assets:
Gross expenses(6)	1.72%(5)	1.75%	1.75%	1.79%	1.73%	1.71%
Net expenses(6)(7)	1.29%(5)	1.30%	1.31%	1.40%	1.34%	1.23%
Net investment income(7)	4.96%(5)	3.13%	0.93%	1.40%	3.86%	4.01%
Portfolio Turnover Rate(8)	42%(4)	70%	90%	150%	119%	109%

(1)
Figures are for the period ended August 31, 2023 (unaudited).

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.15%, 0.19%, 0.22%, 0.16% and 0.12% (annualized) for the period ended August 31, 2023, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the year ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Multi Strategy Alternatives Fund

For a share of beneficial interest outstanding throughout each year ended February 28 (or February 29 for 2020), unless otherwise noted:
	Class Z
	2023(1)	2023	2022	2021	2020	2019(1)
Net asset value, Beginning of Period	$9.85	$9.96	$10.32	$9.44	$9.54	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.25	0.32	0.11	0.14	0.35	0.31
Net realized and unrealized gain (loss)	0.12	(0.12)	0.03	0.91	—	(0.35)
Total Income (Loss) from Operations	0.37	0.20	0.14	1.05	0.35	(0.04)
Less Distributions From:
Net investment income	(0.18)	(0.28)	(0.24)	(0.17)	(0.42)	(0.25)
Net realized gain	—	(0.03)	(0.26)	—	(0.03)	(0.17)
Total Distributions	(0.18)	(0.31)	(0.50)	(0.17)	(0.45)	(0.42)
Net Asset Value, End of Period	$10.04	$9.85	$9.96	$10.32	$9.44	$9.54
Total Return(3)	3.80%(4)	2.16%	1.31%	11.29%	3.87%	(0.21)%(4)
Net Assets, End of Period (millions)	$66	$72	$108	$60	$41	$15
Ratios to Average Net Assets:
Gross expenses(6)	1.57%(5)	1.60%	1.60%	1.64%	1.59%	1.56%(5)
Net expenses(6)(7)	1.14%(5)	1.15%	1.16%	1.25%	1.20%	1.08%(5)
Net investment income(7)	5.11%(5)	3.24%	1.10%	1.52%	3.75%	4.16%(5)
Portfolio Turnover Rate(8)	42%(4)	70%	90%	150%	119%	109%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited) and for the period from Class inception (July 16, 2018) through the period ended February 28, 2019.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Ratios include interest and dividend expense on short sales which represent less than 0.05%, 0.15%, 0.19%, 0.22%, 0.16% and 0.12% (annualized) for the period ended August 31, 2023, for the year ended February 28, 2023, for the year ended February 28, 2022, for the year ended February 28, 2021, for the year ended February 29, 2020 and the year ended February 28, 2019, respectively.

(7)
Reflects fee waivers and/or expense reimbursements.

(8)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	Class I
	2023(1)	2023	2022(1)
Net asset value, Beginning of Period	$8.70	$9.56	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.02	0.03	0.01
Net realized and unrealized gain (loss)	0.97	(0.85)	(0.44)
Total Income (Loss) from Operations	0.99	(0.82)	(0.43)
Less Distributions From:
Net investment income	(0.01)	(0.02)	(0.01)
Net realized gain	—	(0.02)	—
Total Distributions	(0.01)	(0.04)	(0.01)
Net Asset Value, End of Period	$9.68	$8.70	$9.56
Total Return(3)	11.44%(4)	(8.56)%	(4.33)%(4)
Net Assets, End of Period (millions)	$99	$99	$123
Ratios to Average Net Assets:
Gross expenses	1.34%(5)	1.40%	1.40%(5)
Net expenses(6)	1.23%(5)	1.29%	1.27%(5)
Net investment income(6)	0.47%(5)	0.33%	0.27%(5)
Portfolio Turnover Rate(7)	3%(4)	5%	2%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited) and for the period from Class inception (October 27, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Financial Highlights (continued)
Destinations Shelter Fund

For a share of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
	Class Z
	2023(1)	2023	2022(1)
Net asset value, Beginning of Period	$8.60	$9.44	$10.00
Income (Loss) from Operations:
Net investment income(2)	0.03	0.04	0.01
Net realized and unrealized gain (loss)	0.95	(0.83)	(0.56)
Total Income (Loss) from Operations	0.98	(0.79)	(0.55)
Less Distributions From:
Net investment income	(0.02)	(0.03)	(0.01)
Net realized gain	—	(0.02)	—
Total Distributions	(0.02)	(0.05)	(0.01)
Net Asset Value, End of Period	$9.56	$8.60	$9.44
Total Return(3)	11.39%(4)	(8.33)%	(5.51)%(4)
Net Assets, End of Period (millions)	$2	$2	$2
Ratios to Average Net Assets:
Gross expenses	1.19%(5)	1.25%	1.22%(5)
Net expenses(6)	1.08%(5)	1.14%	1.04%(5)
Net investment income(6)	0.62%(5)	0.48%	0.30%(5)
Portfolio Turnover Rate(7)	3%(4)	5%	2%(4)

(1)
Figures are for the period ended August 31, 2023 (unaudited) and for the period from Class inception (December 2, 2021) through the period ended February 28, 2022.

(2)
Per share amounts have been calculated using the average shares method.

(3)
Performance figures may reflect fee waivers and/or expense reimbursements and assume reinvestment of dividend distributions. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)
Not annualized.

(5)
Annualized.

(6)
Reflects fee waivers and/or expense reimbursements.

(7)
Reflects the rate for the Fund as a whole; not on a share class basis.

See Notes to Financial Statements.

Notes to Financial Statements
August 31, 2023 (unaudited)

1. Organization
Brinker Capital Destinations Trust (“Trust”) is organized as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, Destinations International Equity Fund, Destinations Equity Income Fund, Destinations Core Fixed Income Fund, Destinations Low Duration Fixed Income Fund, Destinations Global Fixed Income Opportunities Fund, Destinations Municipal Fixed Income Fund, Destinations Multi Strategy Alternatives Fund and Destinations Shelter Fund (individually, a “Fund” and collectively, the “Funds”). Each Fund currently offers two classes of shares designated as Class I and Class Z shares.
Orion Portfolio Solutions, LLC serves as the investment adviser for the Funds. With respect to the Funds, Orion Portfolio Solutions, LLC will continue to conduct business as Brinker Capital Investments (“Brinker Capital” or the “Advisor”). The Funds employ a multimanager strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them.
2. Accounting Policies
The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies.
Each class of shares represents an interest in the same portfolio of investments of each fund and has equal rights to voting, redemption, dividends and liquidation, except that each class bears different class expenses and each has exclusive voting rights with respect to matters that relate solely to that class or for which the interests of one class differ from the interests of another class. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
3. Investment valuation
Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the bid price. For equity securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).
Futures contracts are valued at the settlement price in the market where such contracts are principally traded. Foreign currency forward contracts are valued at the current Business Day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by an independent source.
Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the bid price. Investments in registered open-end management investment companies are valued at reported net asset value per share.
Securities pledged by the Funds as collateral, if any, are identified as such in the Schedules of Investments.
Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. Pursuant to the requirements of the 1940 Act and Rule 2a-5, the Board designated a committee of persons at the investment adviser as the “Valuation Designee” to perform fair value determinations and approved revised policies and procedures for the Trust. The Valuation Designee is subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Valuation Designee’s fair value determinations. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Adviser in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).
Each business day, the Funds use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.
The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2, and 3). The three levels of the fair value hierarchy are as follows:
Level 1 — unadjusted quoted prices in active markets for identical securities.
Level 2 — significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.
Investments in registered open-end investment management companies are valued based upon the NAVs of such investments on the valuation date and are categorized as Level 1 of the fair value hierarchy.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Over-the-counter financial derivative instruments, such as forward foreign currency contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.
Centrally cleared swaps listed or traded on the multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund
Investments, at value
Common Stocks:
Basic Materials	$55,553,756	$55,553,756	$—	$—
Communications	474,405,957	474,405,957	—	—
Consumer Cyclical	376,377,272	376,377,272	—	—
Consumer Non-cyclical	927,584,673	927,584,673	—	—
Energy	240,110,783	240,110,783	—	—
Financial	683,679,651	682,864,721	—	814,930
Industrial	266,236,353	266,236,353	—	—
Technology	808,826,311	804,853,242	—	3,973,069
Utilities	57,419,844	57,419,844	—	—
Exchange Traded Funds (ETFs)	63,145,587	63,145,587	—	—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Large Cap Equity Fund (continued)
Investments, at value (continued)
Preferred Stocks:
Consumer Cyclical	$3,377,918	$2,514,406	$—	$863,512
Financial	603,737	—	—	603,737
Industrial	3,552,048	—	—	3,552,048
Technology	2,071,939	—	—	2,071,939
Short-Term Investments:
Time Deposits	49,836,701	—	49,836,701	—
Total Investments, at value	$4,012,782,530	$3,951,066,594	$49,836,701	$11,879,235
Other Financial Instruments – Assets
Futures Contracts	$124,546	$124,546	$—	$—
Total Other Financial Instruments – Assets	$124,546	$124,546	$—	$—
Destinations Small-Mid Cap Equity Fund
Investments, at value
Common Stocks	$781,441,427	$781,441,427	$—	$—
Exchange Traded Funds (ETFs)	40,627,063	40,627,063	—	—
Short-Term Investments:
Time Deposits	22,334,948	—	22,334,948	—
Money Market Fund	22,079,194	22,079,194	—	—
Total Investments, at value	$866,482,632	$844,147,684	$22,334,948	$—
Destinations International Equity Fund
Investments, at value
Common Stocks:
Argentina	$2,241,820	$2,241,820	$—	$—
Australia	26,064,872	—	26,064,872	—
Austria	1,547,326	—	1,547,326	—
Belgium	1,012,860	—	1,012,860	—
Bermuda	2,194,408	—	2,194,408	—
Brazil	45,945,516	11,389,638	34,555,878	—
Canada	118,450,806	18,077,079	100,373,727	—
China	89,471,146	32,503,797	56,967,349	—
Cyprus	2	—	2	—
Denmark	17,564,231	6,024,483	11,539,748	—
Finland	3,784,016	—	3,784,016	—
France	191,742,364	—	191,742,364	—
Germany	163,247,419	—	163,247,419	—
Greece	1,690,383	—	1,690,383	—
Hong Kong	57,616,152	—	57,616,152	—
India	154,969,750	12,789,911	141,696,043	483,796
Indonesia	16,461,759	—	16,461,759	—
Ireland	34,556,693	4,607,086	29,949,607	—
Israel	4,887,834	1,543,985	3,343,849	—
Italy	49,378,500	2,205,790	47,172,710	—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations International Equity Fund (continued)
Investments, at value (continued)
Common Stocks: (continued)
Japan	$344,175,135	$—	$344,175,135	$—
Jersey, Channel Islands	3,942,675	—	3,942,675	—
Luxembourg	2,841,576	148,411	2,693,165	—
Malaysia	1,146,327	—	1,146,327	—
Mexico	7,026,750	—	7,026,750	—
Netherlands	90,438,695	—	90,438,695	—
Norway	40,509,391	—	40,509,391	—
Peru	3,293,328	2,781,787	511,541	—
Philippines	5,177,707	—	5,177,707	—
Poland	5,329,116	—	5,329,116	—
Portugal	8,252,718	—	8,252,718	—
Russia	32,983	—	—	32,983
Saudi Arabia	2,914,276	—	2,914,276	—
Singapore	30,474,149	1,404,389	29,069,760	—
South Africa	3,425,302	786,735	2,638,567	—
South Korea	73,529,227	—	73,529,227	—
Spain	25,572,862	—	25,572,862	—
Sweden	74,828,268	1,046,696	73,781,572	—
Switzerland	127,342,432	—	127,342,432	—
Taiwan	66,652,634	27,180,962	39,471,672	—
Thailand	7,030,367	—	7,030,367	—
Turkey	7,590,644	—	7,590,644	—
United Arab Emirates	402,441	—	402,441	—
United Kingdom	243,834,670	8,047,331	235,783,417	3,922
United States	41,565,266	40,955,136	610,130	—
Uruguay	13,727,717	13,727,717	—	—
Exchange Traded Funds (ETFs)	223,150,599	223,150,599	—	—
Preferred Stocks	34,133	—	34,133	—
Warrants:
Canada	—*	—	—*	—
United States	168	168	—	—
Right	1,289	—	1,289	—
Short-Term Investments:
Time Deposits	80,595,119	—	80,595,119	—
Money Market Fund	20,632,983	20,632,983	—	—
Total Investments, at value	$2,538,298,804	$431,246,503	$2,106,531,600	$520,701
Other Financial Instruments – Liabilities
Options Contracts Written	$(6,236)	$(6,236)	$—	$—
Total Other Financial Instruments – Liabilities	$(6,236)	$(6,236)	$—	$—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Equity Income Fund
Investments, at value
Corporate Bond & Note	$1,265,550	$—	$1,265,550	$—
Common Stocks:
Basic Materials	32,055,778	24,188,405	7,867,373	—
Communications	35,572,848	20,338,357	15,234,491	—
Consumer Cyclical	39,271,897	30,722,370	8,549,527	—
Consumer Non-cyclical	138,716,752	101,749,290	36,967,462	—
Energy	66,179,472	38,601,759	27,577,713	—
Financial	108,379,306	67,288,105	41,091,201	—
Industrial	69,842,557	48,064,259	21,778,298	—
Technology	37,658,005	28,447,715	9,210,290	—
Utilities	61,889,081	48,619,797	13,269,284	—
Exchange Traded Funds (ETFs)	20,887,776	20,887,776	—	—
Short-Term Investments:
Equity Linked Note	1,918,600	—	1,918,600	—
Time Deposits	5,655,200	—	5,655,200	—
Money Market Fund	10,518,183	10,518,183	—	—
Total Investments, at value	$629,811,005	$439,426,016	$190,384,989	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(9,630)	$(9,630)	$—	$—
Total Other Financial Instruments – Liabilities	$(9,630)	$(9,630)	$—	$—
Destinations Core Fixed Income Fund
Investments, at value
Mortgage-Backed Securities	$512,354,561	$—	$512,354,561	$—
Corporate Bonds & Notes:
Basic Materials	13,589,862	—	13,589,862	—
Communications	49,277,415	—	49,277,415	—
Consumer Cyclical	40,389,431	—	40,389,431	—
Consumer Non-cyclical	50,213,321	—	50,213,321	—
Energy	57,298,151	—	57,298,151	—
Financial	201,378,453	—	201,378,453	—
Industrial	18,736,979	—	18,736,979	—
Technology	12,512,520	—	12,512,520	—
Utilities	60,848,081	—	60,848,081	—
Collateralized Mortgage Obligations	448,940,945	—	448,940,945	—
U.S. Government Obligations	439,627,624	—	439,627,624	—
Asset-Backed Securities	196,190,743	—	196,190,743	—
Senior Loans	15,490,395	—	15,490,395	—
Municipal Bonds	3,187,994	—	3,187,994	—
Sovereign Bonds	5,159,889	—	5,159,889	—
Open-End Fund	57,327,041	57,327,041	—	—
Common Stocks:
Telecommunications	22,660	22,660	—	—
Industrial	11,976	—	—	11,976

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Core Fixed Income Fund (continued)
Investments, at value (continued)
Rights	$1,204	$—	$1,204	$—
Short-Term Investments:
Time Deposits	27,833,427	—	27,833,427	—
U.S. Government Obligation	884,402	—	884,402	—
Total Investments, at value	$2,211,277,074	$57,349,701	$2,153,915,397	$11,976
Other Financial Instruments – Assets
Futures Contracts	$766,921	$766,921	$—	$—
Centrally Cleared Interest Rate Swap	516,596	—	516,596	—
Centrally Cleared Credit Default Swaps	45,627	—	45,627	—
Total Other Financial Instruments – Assets	$1,329,144	$766,921	$562,223	$—
Other Financial Instruments – Liabilities
Futures Contracts	$(988,360)	$(988,360)	$—	$—
Centrally Cleared Interest Rate Swap	(42,984)	—	(42,984)	—
Forward Sale Commitments	(25,149,680)	—	(25,149,680)	—
Total Other Financial Instruments – Liabilities	$(26,181,024)	$(988,360)	$(25,192,664)	$—
Destinations Low Duration Fixed Income Fund
Investments, at value
Corporate Bonds & Notes:
Basic Materials	$11,671,047	$—	$11,671,047	$—
Communications	44,195,270	—	44,195,270	—
Consumer Cyclical	16,943,012	—	16,943,012	—
Consumer Non-cyclical	26,621,411	—	19,398,961	7,222,450
Diversified	2,621,105	—	2,621,105	—
Energy	13,012,317	—	13,012,317	—
Financial	21,372,267	—	21,372,267	—
Healthcare	5,466,400	—	—	5,466,400
Industrial	40,726,568	—	40,726,568	—
Technology	7,865,647	—	7,865,647	—
Utilities	2,034,911	—	2,034,911	—
Asset-Backed Securities	42,558,604	—	42,558,604	—
Senior Loans	38,359,364	—	35,376,337	2,983,027
Collateralized Mortgage Obligations	29,015,803	—	29,015,803	—
U.S. Government Agencies & Obligations	22,423,768	—	22,423,768	—
Mortgage-Backed Securities	1,911,834	—	1,911,834	—
Sovereign Bonds	678,250	—	678,250	—
Exchange Traded Fund (ETF)	42,638,051	42,638,051	—	—
Common Stocks	412,171	—	—	412,171
Warrants:
Basic Materials	—*	—	—	—*
Diversified	18,852	18,852	—	—*
Healthcare	1,928	1,928	—	—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Low Duration Fixed Income Fund (continued)
Investments, at value (continued)
Short-Term Investments:
Commercial Papers	$16,554,752	$—	$16,554,752	$—
Corporate Note	996,806	—	—	996,806
Time Deposits	11,612,724	—	11,612,724	—
U.S. Government Obligations	9,124,486	—	9,124,486	—
Total Investments, at value	$408,837,348	$42,658,831	$349,097,663	$17,080,854
Other Financial Instruments – Assets
Forward Foreign Currency Contracts	$379,890	$—	$379,890	$—
Total Other Financial Instruments – Assets	$379,890	$—	$379,890	$—
Destinations Global Fixed Income Opportunities Fund
Investments, at value
Corporate Bonds & Notes
Australia	$15,222,785	$—	$13,472,785	$1,750,000
Austria	845,856	—	845,856	—
Bermuda	4,425,569	—	4,425,569	—
Brazil	8,863,183	—	8,863,183	—
British Virgin Islands	198,404	—	198,404	—
Canada	27,186,645	—	27,186,645	—
Cayman Islands	5,631,379	—	5,631,379	—
Chile	19,672,444	—	19,672,444	—
Colombia	18,119,533	—	18,119,533	—
Denmark	4,296,201	—	4,296,201	—
France	4,805,384	—	4,805,384	—
Germany	13,334,445	—	13,334,445	—
Guatemala	4,604,150	—	4,604,150	—
India	16,757,436	—	16,757,436	—
Indonesia	11,896,576	—	11,896,576	—
Israel	8,323,248	—	8,323,248	—
Italy	9,085,833	—	9,085,833	—
Jersey, Channel Islands	4,979,110	—	4,979,110	—
Luxembourg	25,908,492	—	25,908,492	—
Malaysia	7,479,531	—	7,479,531	—
Mauritius	4,355,267	—	4,355,267	—
Mexico	25,119,069	—	25,119,069	—
Multinational	5,273,794	—	5,273,794	—
Netherlands	30,344,422	—	30,344,422	—
Norway	6,132,374	—	6,132,374	—
Panama	2,993,610	—	2,993,610	—
Paraguay	1,425,339	—	1,425,339	—
Peru	30,154,489	—	30,154,489	—
Portugal	—*	—	—	—*
Singapore	30,331,267	—	30,331,267	—
South Korea	19,265,899	—	19,265,899	—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Global Fixed Income Opportunities Fund (continued)
Investments, at value (continued)
Spain	$6,198,853	$—	$6,198,853	$—
Sweden	2,552,110	—	2,552,110	—
Switzerland	1,434,357	—	1,434,357	—
United Kingdom	22,000,181	—	22,000,181	—
United States	183,364,939	—	172,690,303	10,674,636
Senior Loans	59,773,007	—	59,134,606	638,401
Collateralized Mortgage Obligations	19,036,587	—	19,036,587	—
Exchange Traded Fund (ETF)	51,421,517	51,421,517	—	—
Sovereign Bonds	16,994,778	—	16,994,778	—
Preferred Stocks:
Bermuda	3,128,195	3,128,195	—	—
United Kingdom	27,311	27,311	—	—
United States	22,534,433	21,334,992	1,199,441	—
Common Stocks:
United States	10,046,145	5,981,495	—	4,064,650
Equity Linked Notes	145,580	—	—	145,580
Warrants:
Bermuda	—*	—	—	—*
Brazil	—*	—	—	—*
Canada	—*	—	—	—*
Israel	—*	—	—	—*
United Kingdom	2,185	2,185	—	—
United States	11,143	11,143	—	—
Purchased Option	2,845	2,845	—	—
Short-Term Investments:
Commercial Papers	46,617,879	—	46,617,879	—
Corporate Note	1,551,869	—	—	1,551,869
Time Deposits	23,654,315	—	23,654,315	—
Money Market Fund	843,675	843,675	—	—
Total Investments, at value	$838,373,638	$82,753,358	$736,795,144	$18,825,136
Other Financial Instruments – Asset
Forward Foreign Currency Contracts	$529,232	$—	$529,232	$—
Total Other Financial Instruments – Assets	$529,232	$—	$529,232	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(185,781)	$(185,781)	$—	$—
Forward Foreign Currency Contract	(2,824)	—	(2,824)	—
Short Sales:
Corporate Bonds & Notes	(2,297,208)	—	(2,297,208)	—
Total Other Financial Instruments – Liabilities	$(2,485,813)	$(185,781)	$(2,300,032)	$—
Destinations Municipal Fixed Income Fund
Investments, at value
Municipal Bonds	$817,915,274	$—	$817,915,274	$—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Municipal Fixed Income Fund (continued)
Investments, at value (continued)
Exchange Traded Fund (ETF)	$30,594,672	$30,594,672	$—	$—
Short-Term Investments:
Municipal Bond	1,760,928	—	1,760,928	—
Time Deposits	40,320,682	—	40,320,682	—
Total Investments, at value	$890,591,556	$30,594,672	$859,996,884	$—
Other Financial Instruments – Liabilities
Futures Contract	$(19,078)	$(19,078)	$—	$—
Total Other Financial Instruments – Liabilities	$(19,078)	$(19,078)	$—	$—
Destinations Multi Strategy Alternatives Fund
Investments, at value
Collateralized Mortgage Obligations	$173,965,383	$—	$173,965,383	$—
Asset-Backed Securities	126,215,191	—	126,215,191	—
Corporate Bonds & Notes	101,637,187	—	101,637,187	—
Senior Loan	9,387,975	—	9,387,975	—
Common Stocks:
Consumer Cyclical	18,596,165	18,596,165	—	—
Consumer Non-cyclical	50,228,119	50,228,119	—	—
Diversified	2,990,669	2,990,669	—	—*
Financial	17,094,743	17,094,743	—	—
Industrial	10,431,875	10,431,875	—	—
Technology	18,595,630	18,595,630	—	—
Open-End Funds	161,513,104	161,513,104	—	—
Equity Linked Note	3,065,153	3,065,153	—	—
Preferred Stock	7,206,834	7,206,834	—	—
Warrants	541,757	541,757	—	—
Short-Term Investments:
Time Deposits	90,351,800	—	90,351,800	—
Money Market Fund	100	100	—	—
Total Investments, at value	$791,821,685	$290,264,149	$501,557,536	$—
Other Financial Instruments – Assets
OTC Total Return Swaps	$208,043	$—	$208,043	$—
OTC Credit Default Swaps	9,649,464	—	9,649,464	—
Total Other Financial Instruments – Assets	$9,857,507	$—	$9,857,507	$—
Other Financial Instruments – Liabilities
OTC Total Return Swaps	$(207,257)	$—	$(207,257)	$—
Short Sales:
Exchange Traded Funds (ETFs)	(34,582,640)	(34,582,640)	—	—
Common Stock	(6,340,254)	(6,340,254)	—	—
Total Other Financial Instruments – Liabilities	$(41,130,151)	$(40,922,894)	$(207,257)	$—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total Fair Value at August 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Destinations Shelter Fund
Investments, at value
Common Stocks	$99,891,705	$99,891,705	$—	$—
Purchased Option	654,810	654,810	—	—
Short-Term Investments:
Time Deposits	838,308	—	838,308	—
Total Investments, at value	$101,384,823	$100,546,515	$838,308	$—
Other Financial Instruments – Liabilities
Options Contracts Written	$(288,413)	$(288,413)	$—	$—
Total Other Financial Instruments – Liabilities	$(288,413)	$(288,413)	$—	$—

*
Includes securities that are fair valued at $0.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period February 28, 2023 through August 31, 2023:
	Total	Common Stocks	Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants	Short Terms	Equity Linked Notes
Destinations Large Cap Equity Fund
Balance as of February 28, 2023	$14,872,011	$4,999,974	$—	$9,872,037	$—	$—	$—	$—
Purchases	573,140	573,140	—	—	—	—	—	—
(Sales/Paydowns)	(884,051)	(884,051)	—	—	—	—	—	—
Total realized gain (loss)	(790,842)	(790,842)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	(1,891,023)	889,778	—	(2,780,801)	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—
Transfers Out	—	—	—	—	—	—	—	—
Balance as of August 31, 2023	$11,879,235	$4,787,999	$—	$7,091,236	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023	$(2,631,651)	$149,150	$—	$(2,780,801)	$—	$—	$—	$—
Destinations International Equity Fund
Balance as of February 28, 2023	$727,361	$709,703	$—	$17,658	$—	$—	$—	$—
Purchases	3,069,629	3,069,629	—	—	—	—	—	—
(Sales/Paydowns)	(4,874,278)	(4,874,278)	—	—	—	—	—	—
Total realized gain (loss)	(4,118,190)	(4,118,190)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	6,638,968	6,622,493	—	16,475	—	—	—	—
Transfers In	—	—	—	—	—	—	—	—
Transfers Out	(922,789)	(888,656)	—	(34,133)	—	—	—	—
Balance as of August 31, 2023	$520,701	$520,701	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023	$1,472,918	$1,456,442	$—	$16,475	$—	$—	$—	$—
Destinations Core Fixed Income Fund
Balance as of February 28, 2023	$—	$—	$—	$—	$—	$—	$—	$—
Purchases	3,913	3,913	—	—	—	—	—	—
(Sales/Paydowns)	—	—	—	—	—	—	—	—
Total realized gain (loss)	—	—	—	—	—	—	—	—
Change in unrealized appreciation (depreciation)	8,063	8,063	—	—	—	—	—	—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

3. Investment valuation (continued)
	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Senior Loans	Warrants		Short Terms	Equity Linked Notes
Destinations Core Fixed Income Fund (continued)
Transfers In		—		—	—	—	—		—	—	—
Transfers Out		—		—	—	—	—		—	—	—
Balance as of August 31, 2023		$11,976		$11,976	$—	$—	$—		$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023		$8,063		$8,063	$—	$—	$—		$—	$—	$—
Destinations Low Duration Fixed Income Fund
Balance as of February 28, 2023		$15,412,115		$341,066	$15,064,325	$—	$—		$6,724	$—	$—
Purchases		841,806		—	—	—	—		—	841,806	—
(Sales/Paydowns)		(1,729,792)		—	(1,729,792)	—	—		—	—	—
Total realized gain (loss)		—		—	—	—	—		—	—	—
Change in unrealized appreciation (depreciation)		(426,302)		71,105	(645,683)	—	—		(6,724)	155,000	—
Transfers In		2,983,027		—	—	—	2,983,027		—	—	—
Transfers Out		—		—	—	—	—		—	—	—
Balance as of August 31, 2023		$17,080,854		$412,171	$12,688,850	$—	$2,983,027	$	—*	$996,806	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023		$(541,717)		$134,754	$(682,066)	$—	$—		$—	$5,595	$—
Destinations Global Fixed Income Opportunities Fund
Balance as of February 28, 2023		$15,902,865		$3,762,920	$9,271,370	$—	$2,682,508		$33,674	$—	$152,393
Purchases		5,807,897		964,028	3,460,000	—			—	1,383,869	—
(Sales/Paydowns)		(2,209,549)		(147,444)	—	—	(2,044,106)		—	—	(17,999)
Total realized gain (loss)		67,905		47,813	—	—	2,093		—	—	17,999
Change in unrealized appreciation (depreciation)		(743,982)		(562,667)	(306,734)	—	(2,094)		(33,674)	168,000	(6,813)
Transfers In		—		—	—	—	—		—	—	—
Transfers Out		—		—	—	—	—		—	—	—
Balance as of August 31, 2023		$18,825,136		$4,064,650	$12,424,636*	$—	$638,401	$	—*	$1,551,869	$145,580
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023		$(712,746)		$(399,136)	$(311,024)	$—	$(3,123)		$—	$7,350	$(6,813)
Destinations Multi Strategy Alternatives Fund
Balance as of February 28, 2023	$	—*	$	—*	$—	$—	$—		$—	$—	$—
Purchases		—		—	—	—	—		—	—	—
(Sales/Paydowns)		—		—	—	—	—		—	—	—
Total realized gain (loss)		—		—	—	—	—		—	—	—
Change in unrealized appreciation (depreciation)		—		—	—	—	—		—	—	—
Transfers In		—		—	—	—	—		—	—	—
Transfers Out		—		—	—	—	—		—	—	—
Balance as of August 31, 2023		$—		$—	$—	$—	$—		$—	$—	$—
Change in unrealized appreciation (depreciation) from Investments held as of August 31, 2023	$	—*	$	—*	$—	$—	$—		$—	$—	$—

*
Includes securities that are fair valued at $0.

4. Accounting for Derivative Instruments
Certain Funds use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. All open derivative positions at period end for each Fund are disclosed in the Fund’s Schedule of Investments. The following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:
(a)
Futures Contracts. Certain Funds enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated as collateral

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.
(b)
Options Written. Certain Funds write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c)
Purchased Options. Certain Funds purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
(d)
Forward Foreign Currency Contracts. Certain Funds enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(e)
Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and changes in Net Assets. Details of purchased swaptions contracts held at period end are included on the Fund’s Schedule of Investments under the caption “Purchased Options”.

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.
When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.
Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.
(f)
Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap. Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
i.
Credit Default Swaps. Certain Funds enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.
For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.
Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.
ii.
Interest Rate Swaps. Certain Funds enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.
iii.
Cross-Currency Swaps. Certain Funds enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

iv.
Total Return Swaps. Certain Funds enter into total return swaps to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swaps are agreements

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
where the total return of a reference asset is paid in exchange for periodic cash flows, either fixed or variable, and typically a floating rate such as LIBOR +/- a basis point spread. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gain or loss from swap contracts on the Statement of Operations.
v.
Variance Swaps. Certain Funds enter into variance swaps to hedge equity market risk or adjust exposure to the equity markets. Variance swaps are contracts in which two parties agree to exchange cash payments based on the difference between the stated level of variance and the actual variance realized on underlying asset(s) or index(es). Actual “variance” as used here is defined as the sum of the square of the returns on the reference asset(s) or index(es) (which in effect is a measure of its “volatility”) over the length of the contract term. So the parties to a variance swap can be said to exchange actual volatility for a contractually stated rate of volatility.

The following is a summary of the fair valuations of the Funds’ derivative instruments categorized by risk exposure at August 31, 2023:
Destinations Large Cap Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$—	$—	$—	$124,546	$124,546
	$—	$—	$—	$124,546	$124,546
Effect of Derivative Instruments on the Statements of Operations of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$—	$—	$—	$245,676	$245,676
	$—	$—	$—	$245,676	$245,676
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$—	$—	$—	$102,351	$102,351
	$—	$—	$—	$102,351	$102,351
Destinations International Equity Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$6,236	$6,236
	$—	$—	$—	$6,236	$6,236

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$33,481	$33,481
Net realized gain (loss) on swap contracts	—	—	122,002	—	122,002
	$—	$—	$122,002	$33,481	$155,483
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$20,045	$20,045
	$—	$—	$—	$20,045	$20,045
Destinations Equity Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$9,630	$9,630
	$—	$—	$—	$9,630	$9,630
Effect of Derivative Instruments on the Statements of Operations of August 31, 2023
Location	Interest rate risk	Foreign exchange risk		Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—		$—	$—	$141,183	$141,183
	$—		$—	$—	$141,183	$141,183
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—		$—	$—	$(1,559)	$(1,559)
	$—	$		$—	$(1,559)	$(1,559)

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Core Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on open futures contracts(a)	$766,921	$—	$—	$—	$766,921
Unrealized appreciation on swap contracts(e)	516,596	—	45,627	—	562,223
	$1,283,517	$—	$45,627	$—	$1,329,144
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$988,360	$—	$—	$—	$988,360
Unrealized depreciation on swap contracts(e)	42,984	—	—	—	42,984
	$1,031,344	$—	$—	$—	$1,031,344
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$(43,028)	$—	$14,727	$—	$(28,301)
Net realized gain (loss) on futures contracts	959,276	—	—	—	959,276
	$916,248	$—	$14,727	$—	$930,975
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(329,096)	$—	$—	$—	$(329,096)
Net change in unrealized appreciation (depreciation) on swap contracts	110,838	—	47,643	—	158,481
	$(218,258)	$—	$47,643	$—	$(170,615)
Destinations Low Duration Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on forward foreign currency contracts(f)	$—	$379,890	$—	$—	$379,890
	$—	$379,890	$—	$—	$379,890

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations as of February August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on forward foreign currency contracts	$—	$(1,432,785)	$—	$—	$(1,432,785)
	$—	$(1,432,785)	$—	$—	$(1,432,785)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	$—	$(193,318)	$—	$—	$(193,318)
	$—	$(193,318)	$—	$—	$(193,318)
Destinations Global Fixed Income Opportunities Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(h)	$—	$—	$—	$2,845	$2,845
Unrealized appreciation on forward foreign currency contracts(f)	—	529,232	—	—	529,232
	$—	$529,232	$—	$2,845	$532,077
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$185,781	$185,781
Unrealized depreciation on forward foreign currency contracts(g)	—	2,824	—	—	2,824
	$—	$2,824	$—	$185,781	$188,605

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Effect of Derivative Instruments on the Statements of Operations of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on options contracts written	$—	$—	$—	$454,235	$454,235
Net realized gain (loss) on forward foreign currency contracts	—	(1,454,266)	—	—	(1,454,266)
	$—	$(1,454,266)	$—	$454,235	$(1,000,031)
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on options contracts written	$—	$—	$—	$(172,843)	$(172,843)
Net change in unrealized appreciation (depreciation) on purchased option contracts	—	—	—	(25,058)	(25,058)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—	106,838	—	—	106,838
	$—	$106,838	$—	$(197,901)	$(91,063)
Destinations Municipal Fixed Income Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Liability derivatives
Unrealized depreciation on open futures contracts(a)	$19,078	$—	$—	$—	$19,078
	$19,078	$—	$—	$—	$19,078
Effect of Derivative Instruments on the Statements of Operations of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on futures contracts	$72,699	$—	$—	$—	$72,699
	$72,699	$—	$—	$—	$72,699
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on futures contracts	$(19,078)	$—	$—	$—	$(19,078)
	$(19,078)	$—	$—	$—	$(19,078)

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Multi Strategy Alternatives Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Unrealized appreciation on swap contracts(i)	$—	$—	$9,649,464	$208,043	$9,857,507
	$—	$—	$9,649,464	$208,043	$9,857,507
Liability derivatives
Unrealized depreciation on swap contracts(j)	$—	$—	$—	$207,257	$207,257
	$—	$—	$—	$207,257	$207,257
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on swap contracts	$—	$—	$2,044,729	$296,222	$2,340,951
Net realized gain (loss) on option contracts purchased	—	—	—	(123,005)	(123,005)
	$—	$—	$2,044,729	$173,217	$2,217,946
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on swap contracts	$—	$—	$5,001,392	$(282,591)	$4,718,801
	$—	$—	$5,001,392	$(282,591)	$4,718,801
Destinations Shelter Fund
Fair Values of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Asset derivatives
Purchased option contracts(h)	$—	$—	$—	$654,810	$654,810
	$—	$—	$—	$654,810	$654,810
Liability derivatives
Options contracts written outstanding(d)	$—	$—	$—	$288,413	$288,413
	$—	$—	$—	$288,413	$288,413
Effect of Derivative Instruments on the Statements of Operations as of August 31, 2023
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Realized gain/(loss) on derivatives recognized in income(b)
Net realized gain (loss) on purchased options	$—	$—	$—	$(3,416,040)	$(3,416,040)
Net realized gain (loss) on options contracts written	—	—	—	(298,724)	(298,724)
	$—	$—	$—	$(3,714,764)	$(3,714,764)

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Location	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total
Change in unrealized appreciation (depreciation) on derivatives recognized in income(c)
Net change in unrealized appreciation (depreciation) on purchased option contracts	$—	$—	$—	$240,369	$240,369
Net change in unrealized appreciation (depreciation) on options contracts written	—	—	—	(135,290)	(135,290)
	$—	$—	$—	$105,079	$105,079

(a)
Only variation margin, if any, is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) on futures contracts is reported in the “Open Futures Contracts” table.

(b)
Statements of Operations location: Net realized gain (loss) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(c)
Statements of Operations location: Change in net unrealized appreciation (depreciation) from investments, foreign currency transactions, futures contracts, options contracts written, swaptions contracts written and swap contracts.

(d)
Statements of Assets and Liabilities location: Options contracts written, at value.

(e)
Statements of Assets and Liabilities location: Variation margin on open swap contracts.

(f)
Statements of Assets and Liabilities location: Unrealized appreciation on open forward foreign currency contracts.

(g)
Statements of Assets and Liabilities location: Unrealized depreciation on open forward foreign currency contracts.

(h)
Statements of Assets and Liabilities location: Investments, at value.

(i)
Statements of Assets and Liabilities location: Unrealized appreciation on swap contracts.

(j)
Statements of Assets and Liabilities location: Unrealized depreciation on swap contracts.

The average notional amounts of futures contracts, swaps contracts, forward foreign currency contracts, and the average market value of purchased options and options contracts written during the period ended August 31, 2023 were as follows:
Destinations Large Cap Equity Fund
Average notional amounts
Futures contracts	$3,218,789
Destinations International Equity Fund
Average notional amounts
Option contracts written	$13,485(a)
Swap contracts	37,369(b)
Destinations Equity Income Fund
Average notional amounts
Option contracts written	$26,490
Destinations Core Fixed Income Fund
Average notional amounts
Futures contracts	$207,828,184
Swap contracts	15,142,380

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

4. Accounting for Derivative Instruments (continued)
Destinations Low Duration Fixed Income Fund
Average notional amounts
Forward foreign currency contracts	$38,690,598
Destinations Global Fixed Income Opportunities Fund
Average notional amounts
Option contracts purchased	$2,845(c)
Option contracts written	175,449
Forward foreign currency contracts	37,777,773
Destinations Municipal Fixed Income Fund
Average notional amounts
Futures contracts	$748,466(d)
Destinations Multi Strategy Alternatives Fund
Average notional amounts
Swap contracts	$159,268,688
Destinations Shelter Fund
Average notional amounts
Option contracts purchased	$552,644
Option contracts written	929,494

(a)
Positions were open for five months during the period.

(b)
Positions were open for two months during the period.

(c)
Positions were open for one month during the period.

(d)
Positions were open for four months during the period.

5. Accounting for Other Instruments
(a)
Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(b)
Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(c)
Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances. See Note 5(o).
The following table presents securities on loan that are subject to enforceable netting arrangements as of August 31, 2023.
Gross Amounts Not Offset in the Statements of Assets and Liabilities
	Gross Asset Amount Presented in Statements of Assets and Liabilities(a)	Financial Instrument	Collateral Received(b)(c)	Net Amount (Not Less than $0)
Destinations Small-Mid Cap Equity Fund	$21,308,567	$—	$(21,308,567)	$—
Destinations International Equity Fund	19,398,663	—	(19,398,663)	—
Destinations Equity Income Fund	9,937,135	—	(9,937,135)	—
Destinations Global Fixed Income Opportunities Fund	826,573	—	(826,573)	—
Destinations Multi Strategy Alternatives Fund	22	—	(22)	—

(a)
Represents market value of securities on loan at period end.

(b)
The Funds received cash collateral of  $22,079,194, $20,632,983, $10,518,183, $843,675 and $100, respectively, which was subsequently invested in Federated Government Obligations Fund as reported in the Schedules of Investments.

(c)
The actual collateral received could be greater than the amount shown here due to overcollateralization.

The Funds have adopted the disclosure provisions of FASB Accounting Standards Update No. 2014-11 (“ASU No. 2014-11”), “Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures”. ASU No. 2014-11 is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.
The table below represents the disaggregation at August 31, 2023 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Remaining Contractual Maturity of the Agreements As of August 31, 2023
	Overnight and Continuous	< 30 days	Between 30 & 90 days	> 90 days	Total
Destinations Small-Mid Cap Equity Fund
Securities Lending Transactions
Common Stocks	$22,079,194	$—	$—	$—	$22,079,194
Total Borrowings	$22,079,194	$—	$—	$—	$22,079,194
Gross amount of recognized liabilities for securities lending transactions					$22,079,194
Destinations International Equity Fund
Securities Lending Transactions
Common Stocks	$20,632,983	$—	$—	$—	$20,632,983
Total Borrowings	$20,632,983	$—	$—	$—	$20,632,983
Gross amount of recognized liabilities for securities lending transactions					$20,632,983
Destinations Equity Income Fund
Securities Lending Transactions
Common Stocks	$10,518,183	$—	$—	$—	$10,518,183
Total Borrowings	$10,518,183	$—	$—	$—	$10,518,183
Gross amount of recognized liabilities for securities lending transactions					$10,518,183
Destinations Global Fixed Income Opportunities Fund
Securities Lending Transactions
Common Stocks	$843,675	$—	$—	$—	$843,675
Total Borrowings	$843,675	$—	$—	$—	$843,675
Gross amount of recognized liabilities for securities lending transactions					$843,675
Destinations Multi Strategy Alternatives Fund
Securities Lending Transactions
Warrants	$100	$—	$—	$—	$100
Total Borrowings	$100	$—	$—	$—	$100
Gross amount of recognized liabilities for securities lending transactions					$100

(d)
To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in “Net realized gain (loss) on investments” on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.
TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments”. The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.
(e)
Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.
(f)
Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions. If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
(g)
Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
legal obligation to pay reclaims as well as payment history and market convention. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.
(h)
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Foreign taxes paid by a Fund will reduce the return from the Fund’s investments. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. If, as of the end of a Fund’s taxable year, more than 50% of the Fund’s assets consist of foreign securities, that Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portions of qualified taxes paid by that Fund during that taxable year to foreign countries in respect of foreign securities that the Fund has held for at least the minimum period specified in the IRC. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders’ federal income tax. If a Fund makes the election, such Fund (or its administrative agent) will report annually to their shareholders the respective amounts per share of the Fund’s income from sources within, and taxes paid to, foreign countries and U.S. possessions. Shareholders of Funds that do not hold sufficient foreign securities to meet the above 50% threshold will not be entitled to claim a credit or further deduction with respect to foreign taxes paid by those Funds.

(i)
Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(j)
Distributions to Shareholders. The Funds distribute their investment income periodically. It is the policy of the Destinations Equity Income, Destinations Multi Strategy Alternatives and Destinations Shelter Funds to distribute their investment income quarterly. It is the policy of the Destinations Large Cap Equity, Destinations Small-Mid Cap Equity and Destinations International Equity to distribute their investment income annually. It is the policy of the Destinations Core Fixed Income, Destinations Municipal Fixed Income, Destinations Global Fixed Income Opportunities and Destinations Low Duration Fixed Income Funds to distribute their investment income monthly. The Funds will make distributions of any undistributed capital gains earned annually. A Fund may make an additional payment of dividends or other distributions if it deems it to be desirable or necessary at other times during any year.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(k)
All distributions will be paid in cash. Generally, distributions are taxable events for shareholders whether the distributions are received in cash or reinvested.

(l)
Taxes. The Trust’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Trust may be subject to taxes imposed by the governments of countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.
The Trust has reviewed the tax positions for the open tax years as of August 31, 2023 and has determined that no provision for income tax and/or uncertain tax positions is required in the Trust’s financial statements. The Trust’s federal tax returns for the prior three fiscal years remain open subject to examinations by the Internal Revenue Service.
(m)
Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(n)
Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board.

(o)
Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(p)
Senior Floating-Rate Loans. Certain Funds may purchase assignments of, and participations in, senior secured floating rate and fixed rate loans (“Senior Loans”) originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, a Fund typically succeeds to all the rights and obligations under the loan of the assigning Lender and becomes a lender under the credit agreement with respect to the debt obligation purchased. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more restricted than, those held by the assigning Lender. Participation typically results in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement or any rights of setoff against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.

In connection with bank loan interests, Funds may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The fund is obligated to fund these commitments at borrower’s discretion. In connection with these commitments, Funds earn a commitment fee, which is included in interest income in the Statement of Operations and recognized respectively over the commitment period. Funds have sufficient cash/securities to cover commitments.
As of August 31, 2023, the Funds had no wholly or partially unfunded loans positions.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(q)
Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by a counterparty for the benefit of a Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at August 31, 2023 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 3).
For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.
The following table presents the Funds’ gross and net amounts of assets and liabilities, by derivative type, available for offset under a master netting agreement, or similar agreement as of August 31, 2023.
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations International Equity Fund:
Options contracts	$—	$6,236
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$6,236
Destinations Equity Income Fund:
Options contracts	$—	$9,630
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$—	$9,630
Destinations Low Duration Fixed Income Fund
Forward foreign currency contracts	$379,890	$—
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$379,890	$—

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
	Assets	Liabilities
Derivative Instruments(a)	Gross Amounts of Recognized Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Recognized Liabilities Presented in the Statements of Assets and Liabilities
Destinations Global Fixed Income Opportunities Fund:
Forward foreign currency contracts	$529,232	$2,824
Options contracts	$2,845	$185,781
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$532,077	$188,605
Destinations Multi Strategy Alternatives Fund:
Swap contracts	$9,857,507	$207,257
Total Derivative Instruments, subject to master netting arrangement or similar arrangement	$9,857,507	$207,257

The following table presents the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under master netting or similar agreements, and net of related collateral received or pledged as of August 31, 2023.
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations International Equity Fund
Over-the-counter
Brown Brothers Harriman & Co.	$6,044	$—	$—	$6,044
Goldman Sachs & Co.	192			192
Total Over-the-counter derivative instruments	$6,236	$—	$—	$6,236
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(a)	Other Cash Collateral(e)	Net Amount(b)
Destinations Equity Income Fund
Over-the-counter
Citigroup Global Markets Inc.	$9,630	$—	$—	$9,630
Total Over-the-counter derivative instruments	$9,630	$—	$—	$9,630
Counterparty	Gross amounts of Recognized Assets and presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Low Duration Fixed Income Fund
Over-the-counter
Brown Brothers Harriman & Co.	$379,890	$—	$—	$379,890
Total Over-the-counter derivative instruments	$379,890	$—	$—	$379,890

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$529,232	$(2,824)	$—	$526,408
Raymond James & Associates	$2,845	$(2,845)	$—	$—
Total Over-the-counter derivative instruments	$532,077	$(5,669)	$—	$526,408
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Global Fixed Income Opportunities Fund
Over-the-counter
Brown Brothers Harriman & Co.	$2,824	$(2,824)	$—	$—
Bank of America Corp.	$2,516	$—	$—	$2,516
Raymond James & Associates	$183,265	$(2,845)	$—	$180,420
Total Over-the-counter derivative instruments	$188,605	$(5,669)	$—	$182,936
Counterparty	Gross amounts of Recognized Assets presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund:
Over-the-counter
Goldman Sachs & Co	$5,165,866	$(207,257)	$—	$4,958,609
Morgan Stanley Capital Services LLC	$4,691,641	$—	$—	$4,691,641
Total Over-the-counter derivative instruments	$9,857,507	$(207,257)	$—	$9,650,250
Counterparty	Gross amounts of Recognized Liabilities presented in the Statements of Assets and Liabilities	Financial Instruments Available for Offset(c)	Other Cash Collateral(e)	Net Amount(d)
Destinations Multi Strategy Alternatives Fund:
Over-the-counter
Goldman Sachs & Co	$207,257	$(207,257)	$—	$—
Total Over-the-counter derivative instruments	$207,257	$(207,257)	$—	$—

(a)
Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

5. Accounting for Other Instruments (continued)
(b)
In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

(c)
Net amount represents the net amount receivable from the counterparty in the event of default.

(d)
Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that are not offset on the Statements of Assets and Liabilities.

(e)
Net amount represents the net amount payable to the counterparty in the event of default.

6. Significant Risks and Uncertainties
(a)
Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(b)
Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments. Periodic U.S. Government restrictions on investments in issuers from certain foreign countries may result in a Fund having to sell such prohibited securities at inopportune times. Such prohibited securities may have less liquidity as a result of such U.S. Government designation and the market price of such prohibited securities may decline, which may cause the Fund to incur losses. In addition, the recent large-scale invasion of Ukraine by Russia and resulting responses, including economic sanctions by the U.S. and other countries against certain Russian individuals and companies could negatively impact the Funds’ performance and cause losses on your investment in the Funds.

(c)
Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(d)
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(e)
Global Health Event Risks. Consumer, corporate and financial confidence may be adversely affected by current or future tensions around the world, fear of terrorist activity and/or military conflicts, localized or global financial crises or other sources of political, social or economic unrest. Such erosion of confidence may lead to or extend a localized or global economic downturn. Furthermore, such confidence may be adversely affected by local, regional or global health crises, including, but not limited to, the rapid and pandemic spread of novel viruses commonly known as SARS, MERS, and COVID-19. Such health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections.

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

6. Significant Risks and Uncertainties (continued)
(f)
LIBOR Replacement. On July 27, 2017, the U.K. Financial Conduct Authority announced that it intends to stop compelling or inducing banks to submit London Inter-Bank Offered Rate (LIBOR) rates after 2021. The publication of LIBOR on a representative basis ceased for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and is expected to cease for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. The elimination of LIBOR may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.

7. Investment Management Agreement
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“Brinker Capital”) serves as investment adviser to the Trust pursuant to an investment advisory agreement (“Advisory Agreement”) between the Trust and Brinker Capital. Each Sub-adviser serves as investment adviser to a Fund pursuant to separate written agreements with the Adviser on behalf of the Funds (“Sub-advisory Agreements”). Under the Advisory Agreement, each Fund pays Brinker Capital an investment advisory fee calculated daily at an annual rate based on each Fund’s average daily net assets and paid monthly in arrears. Brinker Capital pays each Sub-adviser a sub-advisory fee from its investment advisory fees.
The maximum allowable annual management fee represents the total amount that could be charged to each Fund. The aggregate subadvisory fee expected to be paid by Brinker Capital to the Sub-advisers and the maximum fee expected to be retained by Brinker Capital for the Trust’s current fiscal year are indicated below:
Fund	Sub-advisory Fee	Brinker Capital Fee	Maximum Allowable Annual Management Fee
Destinations Large Cap Equity Fund	0.22%	0.39%	0.75%
Destinations Small-Mid Cap Equity Fund	0.51%	0.39%	0.90%
Destinations International Equity Fund	0.38%	0.39%	1.00%
Destinations Equity Income Fund	0.31%	0.39%	0.80%
Destinations Core Fixed Income Fund	0.18%	0.39%	0.65%
Destinations Low Duration Fixed Income Fund	0.27%	0.39%	0.70%
Destinations Global Fixed Income Opportunities Fund	0.33%	0.39%	0.85%
Destinations Municipal Fixed Income Fund	0.15%	0.39%	0.70%
Destinations Multi Strategy Alternatives Fund	0.53%	0.39%	1.35%
Destinations Shelter Fund	0.35%	0.39%	0.85%
Each Fund’s actual advisory fees may be less than the amounts set forth above due to the effect of additional voluntary fee waivers. Effective March 20, 2017, Brinker Capital has contractually agreed to waive a portion of its advisory fee with respect to any Fund until the period ended June 30, 2024 in order to keep the Fund’s management fees from exceeding 0.39% more than the total amount of sub-advisory fees paid by Brinker Capital with respect to such Fund. The agreement may be amended or terminated only with the consent of the Board of Trustees.
For the period ended August 31, 2023, the amounts waived by the Adviser, which are not recoupable, were as follows:
Fund
Destinations Large Cap Equity Fund	$2,971,866
Destinations Small-Mid Cap Equity Fund	7,647
Destinations International Equity Fund	2,780,571
Destinations Equity Income Fund	344,559

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

7. Investment Management Agreement (continued)
Fund
Destinations Core Fixed Income Fund	850,615
Destinations Low Duration Fixed Income Fund	74,481
Destinations Global Fixed Income Opportunities Fund	500,073
Destinations Municipal Fixed Income Fund	702,224
Destinations Multi Strategy Alternatives Fund	1,738,191
Destinations Shelter Fund	55,900
Cross trades for the year ended were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between the Fund and other series of the Trust, or between the Fund and other series. The Board of Trustees determines no less frequently than quarterly that such transactions were affected in compliance with the Procedures.
For the period ended, pursuant to these Procedures, each Funds’ total cross trades transactions were as follows:
Fund	Purchases	Sales	Realized Gain/(Loss)
Destinations Large Cap Equity Fund	$7,439,265	$1,424,183	$(10,930)
Destinations International Equity Fund	—	227,078	153,916
8. Class Specific Expenses
The costs of managing and administering a Fund are spread among shareholders of each class of shares. These operating costs cover such things as investment management, custody, auditing, administrative and transfer agency expenses, fees and expenses of Trustees, and, to the extent applicable to a share class, shareholder servicing.
Shares of different classes are available to different eligible investors.
Class I Shares. Class I Shares are intended for investors participating in Destinations, an investment advisory program, sponsored by Brinker Capital or through certain third party advisory programs which includes a sub-transfer agent fee. The sub-transfer agent fee is calculated at a maximum annual rate of 0.15% of the average daily net assets of the I share class and is included with the Transfer agent fees in the Statements of Operations.
Class Z Shares. Class Z Shares are intended for investors participating in Destinations, an investment advisory program, available through certain third party advisory programs that do not include a sub-transfer agent fee.
For the period ended August 31, 2023, class specific expenses were as follows:
Sub-Transfer Agent Fees
Fund	Class I
Destinations Large Cap Equity Fund	$2,843,282
Destinations Small-Mid Cap Equity Fund	630,480
Destinations International Equity Fund	1,656,490
Destinations Equity Income Fund	468,121
Destinations Core Fixed Income Fund	1,430,251
Destinations Low Duration Fixed Income Fund	292,010
Destinations Global Fixed Income Opportunities Fund	543,957
Destinations Municipal Fixed Income Fund	636,185
Destinations Multi Strategy Alternatives Fund	553,736
Destinations Shelter Fund	74,443

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

9. Investments
During the period ended August 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for each Fund were as follows:
	Investments		U.S. Government & Agency Obligations
Fund	Purchases	Sales	Purchases	Sales
Destinations Large Cap Equity Fund	$1,772,719,820	$2,629,566,168	$—	$—
Destinations Small-Mid Cap Equity Fund	481,781,322	790,275,299	—	—
Destinations International Equity Fund	986,893,024	605,924,538	—	—
Destinations Equity Income Fund	177,822,122	257,731,125	—	—
Destinations Core Fixed Income Fund	1,949,252,921	1,767,522,118	1,672,835,172	1,553,690,253
Destinations Low Duration Fixed Income Fund	141,494,900	213,017,626	26,928,009	28,009,073
Destinations Global Fixed Income Opportunities Fund	372,245,461	240,743,477	—	—
Destinations Municipal Fixed Income Fund	369,215,854	279,479,187	—	—
Destinations Multi Strategy Alternatives Fund	223,510,695	345,493,042	—	—
Destinations Shelter Fund	2,819,315	16,233,492	—	—
	Investments		U.S. Government & Agency Obligations
Fund	Securities Sold Short	Covers on Securities Sold Short	Securities Sold Short	Covers on Securities Sold Short
Destinations Large Cap Equity Fund	$—	$—	$—	$—
Destinations Small-Mid Cap Equity Fund	—	—	—	—
Destinations International Equity Fund	—	—	—	—
Destinations Equity Income Fund	—	—	—	—
Destinations Core Fixed Income Fund	235,054,674	249,683,289	235,054,674	249,683,289
Destinations Low Duration Fixed Income Fund	—	—	—	—
Destinations Global Fixed Income Opportunities Fund	8,330,763	8,859,571	—	—
Destinations Municipal Fixed Income Fund	—	—	—	—
Destinations Multi Strategy Alternatives Fund	44,347,078	44,038,050	—	—
Destinations Shelter Fund	—	—	—	—
At August 31, 2023, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:
Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Destinations Large Cap Equity Fund	$2,926,224,889	$1,130,267,846	$(43,585,659)	$1,086,682,187
Destinations Small-Mid Cap Equity Fund	733,114,854	159,941,480	(26,573,702)	133,367,778
Destinations International Equity Fund	2,244,173,963	447,567,475	(153,448,870)	294,118,605
Destinations Equity Income Fund	593,281,982	64,341,574	(27,822,181)	36,519,393
Destinations Core Fixed Income Fund	2,430,302,754	8,086,301	(251,963,861)	(243,877,560)
Destinations Low Duration Fixed Income Fund	434,603,830	2,771,612	(28,158,204)	(25,386,592)
Destinations Global Fixed Income Opportunities Fund	880,522,178	6,436,468	(50,541,589)	(44,105,121)
Destinations Municipal Fixed Income Fund	920,864,095	1,443,696	(31,735,313)	(30,291,617)
Destinations Multi Strategy Alternatives Fund	725,066,374	54,184,847	(18,702,180)	35,482,667
Destinations Shelter Fund	96,394,587	11,163,489	(6,461,665)	4,701,824

Notes to Financial Statements
August 31, 2023 (unaudited) (continued)

10. Shares of Beneficial Interest
At August 31, 2023, the Trust had an unlimited number of units of beneficial interest (shares) authorized with a par value of $0.001 per share. At August 31, 2023, Trustees and executive officers of the Trust as a group owned of record less than 1% of the outstanding shares of the Trust.
Transactions in shares of each Fund’s Class were as follows:
	Period ended August 31, 2023		Period ended August 31, 2023		Year ended February 28, 2023		Year ended February 28, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Large Cap Equity Fund
Shares sold	11,825,593	$158,043,698	2,957,511	$29,872,990	39,077,559	$504,336,142	7,716,086	$78,471,942
Shares issued on reinvestment	—	—	—	—	16,834,864	206,900,479	2,880,929	26,936,686
Shares repurchased	(70,954,638)	(958,389,101)	(9,189,911)	(94,658,024)	(72,439,471)	(938,155,299)	(14,821,321)	(150,588,094)
Net Increase	(59,129,045)	$(800,345,403)	(6,232,400)	$(64,785,034)	(16,527,048)	$(226,918,678)	(4,224,306)	$(45,179,466)
Destinations Small-Mid Cap Equity Fund
Shares sold	3,354,265	$38,784,738	778,316	$6,615,668	11,237,281	$133,573,872	2,313,614	$20,629,275
Shares issued on reinvestment	—	—	—	—	3,059,392	34,693,512	530,903	4,443,660
Shares repurchased	(27,569,756)	(327,279,114)	(3,464,056)	(30,429,023)	(18,811,618)	(222,745,216)	(4,214,855)	(37,594,065)
Net Increase	(24,215,491)	$(288,494,376)	(2,685,740)	$(23,813,355)	(4,514,945)	$(54,477,832)	(1,370,338)	$(12,521,130)
Destinations International Equity Fund
Shares sold	46,294,850	$562,951,898	6,304,652	$66,186,743	19,551,445	$228,834,565	3,692,644	$37,882,738
Shares issued on reinvestment	—	—	—	—	4,209,879	47,529,535	584,941	5,691,480
Shares repurchased	(18,279,345)	(222,444,714)	(2,051,281)	(21,599,535)	(49,354,347)	(574,480,158)	(8,133,075)	(82,840,187)
Net Increase	28,015,505	$340,507,184	4,253,371	$44,587,208	(25,593,023)	$(298,116,058)	(3,855,490)	$(39,265,969)
Destinations Equity Income Fund
Shares sold	2,663,013	$29,660,289	497,515	$5,343,140	25,737,793	$297,686,879	2,937,026	$32,837,879
Shares issued on reinvestment	1,142,072	12,600,477	115,186	1,226,958	2,409,636	27,030,415	231,029	2,504,455
Shares repurchased	(10,403,483)	(117,134,041)	(936,212)	(10,171,214)	(9,757,706)	(111,671,803)	(1,498,948)	(16,748,275)
Net Increase	(6,598,398)	$(74,873,275)	(323,511)	$(3,601,116)	18,389,723	$213,045,491	1,669,107	$18,594,059
Destinations Core Fixed Income Fund
Shares sold	38,311,720	$318,874,271	4,762,728	$40,796,623	47,660,349	$403,068,744	5,953,052	$52,229,510
Shares issued on reinvestment	4,188,480	34,824,258	398,933	3,412,040	5,998,067	51,103,461	551,597	4,834,646
Shares repurchased	(24,794,566)	(207,110,438)	(2,135,479)	(18,354,614)	(48,080,051)	(411,011,008)	(7,233,767)	(64,928,010)
Net Increase	17,705,634	$146,588,091	3,026,182	$25,854,049	5,578,365	$43,161,197	(729,118)	$(7,863,854)
Destinations Low Duration Fixed Income Fund
Shares sold	2,976,448	$27,284,971	589,563	$5,532,674	9,653,848	$90,253,320	1,014,252	$9,730,784
Shares issued on reinvestment	1,274,774	11,643,430	107,855	1,008,142	2,897,153	26,746,026	232,593	2,197,436
Shares repurchased	(12,223,005)	(112,104,696)	(1,047,282)	(9,829,517)	(19,080,767)	(177,476,575)	(2,290,856)	(21,925,643)
Net Increase	(7,971,783)	$(73,176,295)	(349,864)	$(3,288,701)	(6,529,766)	$(60,477,229)	(1,044,011)	$(9,997,423)
Destinations Global Fixed Income Opportunities Fund
Shares sold	18,634,792	$169,636,019	1,886,448	$17,487,197	12,916,626	$119,399,527	1,439,540	$13,620,653
Shares issued on reinvestment	2,371,681	21,418,234	200,627	1,847,061	3,334,045	30,612,580	282,149	2,640,802
Shares repurchased	(9,076,489)	(82,233,296)	(733,480)	(6,777,337)	(15,329,028)	(142,145,739)	(2,256,124)	(21,479,728)
Net Increase	11,929,984	$108,820,957	1,353,595	$12,556,921	921,643	$7,866,368	(534,435)	$(5,218,273)

Notes to Financial Statements
August 31, 2023 (unaudited) (concluded)

10. Shares of Beneficial Interest (concluded)
	Period ended August 31, 2023		Period ended August 31, 2023		Year ended February 28, 2023		Year ended February 28, 2023
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
	Class I		Class Z		Class I		Class Z
Destinations Municipal Fixed Income Fund
Shares sold	12,015,755	$115,418,014	1,118,403	$10,785,287	16,852,037	$160,539,965	1,823,148	$17,583,000
Shares issued on reinvestment	1,188,844	11,386,509	67,353	647,089	1,666,203	15,945,827	91,194	875,610
Shares repurchased	(9,741,141)	(93,672,282)	(709,719)	(6,846,860)	(20,798,727)	(200,082,715)	(1,829,160)	(17,658,567)
Net Increase	3,463,458	$33,132,241	476,037	$4,585,516	(2,280,487)	$(23,596,923)	85,182	$800,043
Destinations Multi Strategy Alternatives Fund
Shares sold	7,686,449	$78,353,556	819,103	$8,112,870	11,205,219	$111,935,599	1,869,949	$18,229,720
Shares issued on reinvestment	1,210,598	12,221,483	111,899	1,100,634	2,936,084	28,697,347	273,115	2,601,205
Shares repurchased	(19,541,042)	(198,061,128)	(1,748,064)	(17,261,546)	(43,921,727)	(435,422,534)	(5,690,357)	(55,202,524)
Net Increase	(10,643,995)	$(107,486,089)	(817,062)	$(8,048,042)	(29,780,424)	$(294,789,588)	(3,547,293)	$(34,371,599)
Destinations Shelter Fund
Shares sold	179,798	$1,655,126	14,849	$132,695	885,864	$8,031,819	32,883	$289,310
Shares issued on reinvestment	16,517	153,311	438	4,020	56,071	484,189	1,335	11,403
Shares repurchased	(1,349,897)	(12,326,645)	(11,137)	(104,620)	(2,411,278)	(21,510,482)	(51,981)	(461,290)
Net Increase	(1,153,582)	$(10,518,208)	4,150	$32,095	(1,469,343)	$(12,994,474)	(17,763)	$(160,577)

11. Recent Accounting Pronouncements
In June 2022, the FASB issued ASU No.2022-03, Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of the Reference Rate Reform in Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.
12. Subsequent Events
Management has evaluated subsequent events after the balance sheet date through the date that the financial statements were issued and has not identified any events or transactions that would require recognition or disclosure in the financial statements.

Board Approval of Management Agreement and Investment Advisory Agreements (unaudited)

Board Approval of Investment Advisory Agreements
(Unaudited)
Board Approval of Advisory Agreements
Brinker Capital Destinations Trust (“Trust” and, each series thereof a “Fund,” and together, the “Funds”) and Orion Portfolio Solutions, LLC (d/b/a Brinker Capital Investments) (formerly known as Brinker Capital Investments) (the “Adviser”), have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which the Adviser selects investments in third-party funds and serves as “manager of managers” for the Funds in that it selects and oversees professional money managers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) who are responsible for investing the portion of assets of the Funds allocated to each of them pursuant to a separate investment advisory agreement (a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Agreements”) between the Adviser and each Sub-Adviser.
Section 15 of the Investment Company Act of 1940, as amended (the “Investment Company Act”) requires that the initial approval of a Fund’s investment advisory agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act) of any party to the Agreements (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the Investment Company Act requires that the continuation or renewal of any investment advisory agreement be approved at least annually (after an initial period of up to two years), which requires the vote of a majority of the Board of Trustees (the “Board”), including a majority of the Independent Trustees. In the case of the initial approval of a Sub-Advisory Agreement, only the approval of a majority of the Board, including a majority of the Independent Trustees, is required because of an exemptive order that was granted to the Trust by the U.S. Securities and Exchange Commission (“SEC”).
Board Considerations of the Sub-Advisory Agreements
During the period covered by this Semi-Annual Report, the Board considered the renewal of certain Sub-Advisory Agreements with existing Sub-Advisers and the approval of new Sub-Advisory Agreements with new Sub-Advisers. In particular, at a meeting of the Board held on March 7-8, 2023, the Adviser recommended and the Board, including all of the Independent Trustees, approved one new Sub-Advisory Agreement and renewed five existing Sub-Advisory Agreements. The approval of the new Sub-Advisory Agreement covered the management of the Destinations Municipal Fixed Income Fund by Lord Abbett & Co. LLC (“Lord Abbett”). The renewal of the existing Sub-Advisory Agreements included: (i) the management of the Destinations Shelter Fund by Gateway Investment Advisers, LLC; (ii) the management of the Destinations Equity Income Fund by Federated Equity Management Company of Pennsylvania; and (iii) the management of the Destinations International Equity Fund by each of Wasatch Advisors, Inc., Massachusetts Financial Services Company d/b/a MFS Investment Management, and BAMCO, Inc.
Further, at a meeting of the Board held on June 6-7, 2023, the Adviser recommended and the Board, including all of the Independent Trustees, approved two new Sub-Advisory Agreements and renewed six existing Sub-Advisory Agreements. The approval of the new Sub-Advisory Agreements included: (i) the management of the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, and Destinations International Equity Fund by SSGA Funds Management, LLC (“SSGA”); and (ii) the management of the Destinations Large Cap Equity Fund by William Blair Investment Management, LLC (“William Blair”).
The renewal of the existing Sub-Advisory Agreements included: (i) the management of the Destinations Large Cap Equity Fund by each of Newton Investment Management North America LLC, River Road Asset Management, LLC, Strategas Asset Management, LLC, T. Rowe Price Associates, Inc. (“T. Rowe”)1, and Columbia Management Investment Advisers, LLC; (ii) the management of the Destinations Equity Income Fund by Neuberger Berman Investment Advisers LLC; and (iii)  the management of the Destinations International Equity Fund with T. Rowe.

1
The Sub-Advisory Agreement between the Adviser and T. Rowe Price with respect to the management of the Destinations Large Cap Equity Fund was renewed in order to facilitate the transition of assets out of T. Rowe’s managed sleeve.

Pursuant to the Sub-Advisory Agreements, the Sub-Advisers will provide (or will continue to provide) day-to-day management for the portion of the applicable Funds’ assets proposed to be allocated to them. In the context of Sub-Advisory Agreement renewals, the Board also considered information provided by the Adviser during prior meetings, and in the context of the approval of the new Sub-Advisory Agreements, the Board considered certain introductory information that the Adviser had provided during prior meetings regarding the background of each applicable Sub-Adviser and the Adviser’s thesis for incorporating its investment strategy for the applicable Fund(s). In doing so, the Trustees requested and received information from the Adviser and the Sub-Advisers that they deemed reasonably necessary for their review of the Sub-Advisory Agreements and to evaluate the relevant performance of the Sub-Advisers, either with respect to the Funds (in the case of renewals) or representative accounts (in the case of the approvals). The Trustees were assisted in their review by Fund counsel and counsel to those Trustees who are Independent Trustees and/or not an affiliated person of the Trust and met in executive sessions separate from representatives of the Adviser and the Sub-Advisers.
In voting to approve the Sub-Advisory Agreements, the Trustees considered whether the renewal or the approval of the Sub-Advisory Agreements would be in the best interests of the respective Fund and its shareholders, which included an evaluation based on several factors including those discussed below.
Nature, Extent and Quality of the Sub-Advisory Services Provided
The Board received and considered information regarding the nature, extent and quality of services that will be provided (or will continue to be provided) to the Funds by the Sub-Advisers under the Sub-Advisory Agreements. The Trustees considered information regarding the process by which the Adviser selected and recommended the Sub-Advisers to the Board for renewal or approval, and the supervisory activities over the Sub-Advisers performed by the Adviser, including monitoring the Sub-Advisers’ compliance with the investment objectives, policies, and restrictions of the allocated assets of each applicable Fund. The Board considered the Sub-Advisers’ proposed specific responsibilities in all aspects of the day-to-day management of the portion of the Funds’ assets proposed to be allocated to them, as well as the qualifications, experience and responsibilities of the persons proposed to serve as the portfolio managers for the Funds’ assets to be managed by the Sub-Advisers and of other key personnel of the Sub-Advisers. The Board specifically took into account how each Sub-Adviser’s investment processes and capabilities were expected to complement the other Sub-Advisers to the Fund. The Trustees discussed the terms of the Sub-Advisory Agreements and considered the Adviser’s favorable assessment of the nature and quality of the Sub-Advisers’ services expected to be provided (or continue to be provided) to the Funds. The Board also reviewed information received from the Adviser’s and the Trust’s Chief Compliance Officer regarding the Trust’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act and those of the Adviser and of each Sub-Adviser. In the case of the new Sub-Advisory Agreements, the Board considered the reports of the Trust’s Chief Compliance Officer as to the robustness of the Sub-Advisers’ compliance policies and procedures and Codes of Ethics.
The Board discussed with representatives of the Adviser, the portfolio management strategy proposed to be employed (or which would continue to be employed) by each of the Sub-Advisers. The Board concluded that, overall, the nature, extent and quality of the investment advisory services expected to be provided by each Sub-Adviser was adequate and appropriate in light of: (i) the Sub-Adviser’s experience and the qualifications of its investment personnel in providing portfolio management services to other investment portfolios, (ii) the portfolio management and research resources expected to be applied by the Sub-Adviser in managing the portion of the Fund’s assets allocated to them, (iii) how the Sub-Adviser is expected to complement the applicable Fund’s existing Sub-Advisers, (iv) the Sub-Adviser’s compliance program, and (v)  the Adviser’s recommendation to engage the Sub-Adviser.
Performance
The Board received information from management regarding the Sub-Advisers’ historical performance returns managing the Funds (in the case of renewals) and managing investment mandates similar to that of the applicable Funds (in the case of renewals and the approval), with such performance compared to a relevant index. The Board discussed with representatives of the Adviser the investment strategy to be employed by each Sub-Adviser, its portfolio managers’ experience, and the Adviser’s experience and reputation in selecting, evaluating, and overseeing investment managers, including the process and diligence undertaken by the Adviser in evaluating Sub-Adviser performance. The Board determined that these factors supported a decision to renew or approve, as applicable, the Sub-Advisory Agreements.

Sub-Advisory Fees and Expense Ratios; Economies of Scale and Other Benefits
The Board considered the fees payable under the Sub-Advisory Agreements, noting that the fees would be payable by the Adviser to each Sub-Adviser, and, thus, would not impact the fees paid by the Funds. The Board concluded that the fees payable to the Sub-Advisers with respect to the assets to be managed by the Sub-Adviser were reasonable and appropriate. The Board recognized that, because the Sub-Advisers’ fees would be paid by the Adviser, and not the Fund, an analysis of profitability was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. The Board received and considered a profitability analysis of the Adviser with respect to the addition (i) of Lord Abbett as a Sub-Adviser to the Destinations Municipal Fixed Income Fund, (ii) of SSGA as a Sub-Adviser to the Destinations Large Cap Equity Fund, Destinations Small-Mid Cap Equity Fund, and Destinations International Equity Fund, and (iii) of William Blair as a Sub-Adviser to the Destinations Large Cap Equity Fund. The Board also received and considered a profitability analysis of the Adviser with respect to the sub-advisory fees to be paid under the Sub-Advisory Agreements proposed for renewal. The Board determined that the Adviser’s profitability was not excessive in light of the nature, extent and quality of the services to be provided to the applicable Funds, noting in particular the existence of an ongoing contractual fee waiver that limits the total amount of advisory fees that may be retained by the Adviser to 39 basis points of each Fund’s assets. Similarly, the Board recognized that, because each Sub-Adviser’s fees would be paid by the Adviser, and not the Funds, an analysis of economies of scale with respect to the Sub-Advisers was more appropriate in the context of the Board’s consideration of the management agreement between the Trust and the Adviser. Accordingly, economies of scale with respect to the Sub-Advisers were not materially considered relevant at that time to the Board’s decision to renew or approve, as applicable, the Sub-Advisory Agreements. The Board also concluded that any other benefits that could be expected to accrue to the Sub-Advisers by virtue of their relationship with the Funds, such as a reputational gain and increased assets under management, were reasonable.
After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, with the advice of Fund counsel and independent legal counsel, resolved to renew and approve, as applicable, the proposed Sub-Advisory Agreements, having determined that the Sub-Advisory Agreements would be in the best interests of the applicable Funds and their shareholders.

Additional Information (unaudited)

TRUSTEES AND OFFICERS OF THE TRUST
The Trust’s Board of Trustees (“Board” or “Trustees”) is responsible for overseeing the Trust’s management and operations. The Board approves all significant agreements between the Trust and the companies that furnish services to the Funds, including agreements with the Trust’s distributor, the Manager, the Sub-advisers, custodian, transfer agent and administrator. The Board elects officers who are responsible for the day-to-day operations of the Trust and the Funds and who execute policies authorized by the Board.
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“Brinker Capital” or the “Adviser”), serves as the investment adviser for the Funds. The Funds employ a “multi-manager” strategy. The Adviser selects and oversees professional money managers (each a “Sub-adviser”) who are responsible for investing the assets of the Funds allocated to them. In addition to investment advisory services, the Adviser monitors and supervises the services provided to the Trust by its administrator. The Adviser also is responsible for conducting all operations of the Trust, except those operations contracted to the Sub-advisers, the custodian, the transfer agent and the administrator.
The names of the Trustees and officers of the Trust, their addresses and years of birth, together with information as to their principal business occupations and, for the Trustees, other board memberships they have held during the past five years, are set forth below. The executive officers of the Trust are employees of organizations that provide services to the Funds. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and officers. The SAI may be obtained without charge by calling 1-877-771-7979.
Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
INDEPENDENT TRUSTEES*
J. Scott Coleman, CFA 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1960	Trustee	Since 2017	President and Managing Partner of Woodland Park Consulting, LLC since 2017. President and CEO of Optimum Fund Trust from 2011 to 2015. President of Delaware Distributors from 2008 to 2015. Executive Vice President, Head of Distribution and Marketing, Delaware Investments 2008 to 2015. In addition, Head of Macquarie Investment Management EMEA Distribution from 2012 to 2015. Managing Director at Goldman Sachs & Co. from 2001 to 2008.	10	Osterweis Capital Management since May 2022, Optimum Fund Trust from 2011 to 2015.
Nicholas Marsini, Jr. 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1955	Trustee, Chair of Audit Committee	Since 2017	Retired since 2016. Regional President of PNC Delaware from 2011 to 2016. Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from 1997 to 2010.	10	FundVantage Trust, Third Avenue Trust, Third Avenue Variable Series Trust.
Gregory E. McGowan 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1949	Trustee	Since 2017	President and CEO, GEMPENN Global Consultancy, Inc. since 2016. Senior Strategic Advisor, Franklin Templeton Investments in 2016. Executive Vice	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company), Franklin Templeton Sealand Fund Management Co. Ltd., China Life Franklin Asset Management Company Limited,

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen By Trustee	Other Board Memberships Held During Past Five Years by Trustee
President, Director and General Counsel of Templeton International, Inc. from 1992 to 2016. Executive Vice President, Secretary and General Counsel of Templeton Global Advisors Limited (a Bahamian corporation) from 1992 to 2016.	Templeton Investment Counsel LLC, Franklin Templeton Trustee Services Private Limited (India), Franklin Templeton International Services S.A. (Luxembourg), Franklin Templeton Investments (Asia) Limited, Franklin Templeton Investments Japan Ltd., Templeton Asset Management Ltd. (Singapore), Franklin Templeton Holding Limited (Mauritius), Franklin Templeton Investment Services
					Mexico, S. de R. L., Templeton Global Growth Fund Ltd (Australia), Franklin Liberty Shares ICAV (Ireland), Franklin Emerging Markets Debt Fund PLC (Ireland), Franklin Floating Rate Fund PLC (Ireland), The Dar Group (sub-advisory board), Hammerspace Inc. (sub-advisory board).
INTERESTED TRUSTEES*
Joseph V. Del Raso** 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1952	Trustee	Since 2017 (Chair of the Board until April 1, 2018).	Partner at Troutman Pepper Hamilton LLP (law firm) since 1998.	10	Lifestar Holdings (Formerly Global Capital PLC a Malta Public Company).
Noreen D. Beaman 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1964	Chair of the Board of Trustees	Since 2018	President of Brinker Capital Investments, LLC from 2020 until 2022. Chief Executive Officer of Brinker Capital, Inc. from 2012 to 2020. President of Brinker Capital Holdings, LLC from 2020 to 2022. President and CEO of Brinker Capital Securities, LLC from 2014 to 2022. President of Orion Advisor Solutions, Inc. from 2021 to 2022 (EVP in 2020). President of Orion Advisor Technology, LLC from 2021 to 2022 (EVP in 2020). President of Orion Portfolio Solutions, LLC from 2021 to 2022.	10	Board of Directors/Managers for following entities since 2020 and Vice Chair since February 2022: GT Polaris GP, LLC, GT Polaris Holdings, Inc., GT Polaris Midco, Inc., Orion Advisor Solutions, Inc.

*
Each Trustee remains in office until he or she resigns, retires or is removed.

**
Mr. Del Raso became an “interested” Trustee (as such term is defined under Section 2(a)(19) of the Investment Company Act) as of April 1, 2018. The law firm at which Mr. Del Raso is a partner provides legal services to a current Sub-Adviser of the Funds, making Mr. Del Raso an interested person with respect to the Trust, as a technical matter, pursuant to paragraphs (A)(iii) and (B)(iv) of Section 2(a)(19) of the 1940 Act.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
OFFICERS***
Kylee Beach Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1984	President	Since August 2022	General Counsel and Secretary, Orion Advisor Solutions, Inc., since 2019; Orion Advisor Technology, LLC, since 2014; Brinker Capital Investments, since 2020 and also General Counsel for CLS Investments, LLC, now part of Brinker Capital Investments, LLC, since 2014; GT Polaris Holdings Inc., since 2020; GT Polaris Midco, Inc., since 2020; Brinker Capital Securities, LLC, since 2020; Advizr, Inc., since 2019; Orion Portfolio Solutions, LLC, since 2018; BasisCode Compliance, LLC, since 2021; Redtail Technology Inc., since 2022; TownSquare Capital, LLC, since 2022; Associate General Counsel, NorthStar Financial Services Group, LLC from 2012 to 2018.
Kevin Fustos Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1970	Chief Financial Officer & Treasurer	Since December 2020	Vice President of Financial Planning and Analysis, Orion Advisor Solutions, since 2016; Omaha Public Power District from 2004 to 2016.
Brian Ferko Brinker Capital Destinations Trust 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1971	Chief Operating Officer, Chief Compliance Officer & Anti- Money Laundering Officer	Since September 2023 and January 2017 respectively	Chief Compliance Officer of Brinker Capital Investments from 2015 to 2023; Chief Compliance Officer of Brinker Capital Investments, LLC contracted through Cipperman Compliance Services from 2010 to 2015; Chief Operating Officer of Cipperman Compliance Services from 2012 to 2015.
Peter Townsend Brinker Capital Destinations Trust 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1977	Secretary & Deputy Chief Compliance Officer	Since January 2017	Deputy Funds Chief Compliance Officer of Brinker Capital Investments since 2017; Director of Compliance of Penn Capital Management Company, Inc. from 2015 to 2017; Director of Compliance of Cipperman Compliance Services from 2013 to 2015; Associate of J.P. Morgan Chase & Co. from 2008 to 2013.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Timothy Holland, CFA Brinker Capital Destinations Trust 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1969	Investment Officer	Since June 2017	Chief Investment Officer of TownSquare Capital, LLC, an Orion Company, since 2023; Chief Investment Officer of Brinker Capital Investments from 2020 to 2023; Senior Vice President and Global Investment Strategist of Brinker Capital Investments, LLC from 2017 to 2020; Co-Head US Sub Advisory of Pictet Asset Management in 2016; Portfolio Manager and Partner of TAMRO Capital Partners from 2005 to 2016.
Rusty Vanneman, CFA, CMT, BFA Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1965	Investment Officer	Since June 2023	Chief Investment Officer and Senior Portfolio Manager at Brinker Capital Investments since 2023; Chief Investment Strategist at Brinker Capital Investments from 2020 to 2023; Chief Investment Officer at Brinker Capital Investments from 2019 – 2020; President at CLS Investments LLC from 2018 – 2019; Chief Investment Officer at CLS Investments LLC from 2012 – 2019.
Brian Storey, CFA Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1974	Investment Officer	Since June 2022	Deputy Chief Investment Officer — Destinations Portfolios at Brinker Capital Investments since 2023; Senior Portfolio Manager at Brinker Capital Investments since 2022; Senior Vice President and Senior Portfolio Manager at First Citizens Bank & Trust from 2016 to 2021; Portfolio Manager and Senior Research Analyst at First Citizens Bank & Trust from 2010 to 2016.
Patrick Amerson Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1994	Investment Officer	Since December 2021	Investment Analyst at Brinker Capital Investments since 2021; Client Service Representative at Brinker Capital Investments, LLC from 2019 to 2021; Operations Associate at Brinker Capital Investments, LLC from 2017 – 2019.

Name, Address and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Andrew Goins, CFA Brinker Capital Investments 1055 Westlakes Drive, Suite 250 Berwyn, PA 19312 Birth Year: 1984	Investment Officer	Since June 2023	Senior Portfolio Manager at Brinker Capital Investments since 2023; Director of SMA and Mutual Fund Due Diligence at Brinker Capital Investments from 2021 to 2023; Investment Manager at Brinker Capital Investments from 2015 to 2021.

***
The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Brinker Capital Destinations Trust
Investment Adviser
Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments
1055 Westlakes Drive, Suite 250
Berwyn, PA 19312
www.brinkercapital.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.foreside.com
Legal Counsel
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
www.morganlewis.com
Independent Registered Public Accounting Firm
KPMG LLP
1601 Market Street
Philadelphia, PA 19103
www.kpmg.us
This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding each Fund’s risk, objectives, fees and expenses, experience of management, and other information.
Visit www.destinationsfunds.com for more information.
DSA_SAR

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

ITEM 2. CODE OF ETHICS.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable. This item is only required in an annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)) were effective, as of a date within 90 days of the filing date of this report, based on their evaluations of these disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(b)), and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 13. EXHIBITS.

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are attached hereto.

(b) Certifications pursuant to 18 U.S.C. Section 1350 as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brinker Capital Destinations Trust

By:	/s/ Kylee Beach
Kylee Beach
President

Date:	October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kylee Beach
Kylee Beach
President

Date:	October 30, 2023

Brinker Capital Destinations Trust

By:	/s/ Kevin Fustos
Kevin Fustos
Chief Financial Officer and Treasurer

Date:	October 30, 2023